UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09945

Natixis Funds Trust IV

(Exact name of registrant as specified in charter)

888 Boylston Street, Suite 800, Boston, Massachusetts 02199-8197

(Address of principal executive offices) (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: January 31

Date of reporting period: July 31, 2022

Item 1. Report to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Semiannual Report

July 31, 2022

AEW Global Focused Real Estate Fund

AEW GLOBAL FOCUSED REAL ESTATE FUND

Managers	Symbols

Robert Oosterkamp	Class A NRFAX

Milton Low, CFA®	Class C NRCFX

Gina Szymanski, CFA®	Class N NRFNX

AEW Capital Management, L.P.	Class Y NRFYX

Investment Goal

The Fund seeks to provide investors with above-average income and long-term growth of capital.

Average Annual Total Returns — July 31, 20223,5

						Expense Ratios[4]

	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y
NAV	-10.63%	-10.15%	4.17%	6.35%	—%	1.16%	0.90%

Class A
NAV	-10.72	-10.35	3.92	6.09	—	1.42	1.15
With 5.75% Maximum Sales Charge	-15.86	-15.51	2.69	5.46	—

Class C
NAV	-11.11	-11.07	3.10	5.45	—	2.18	1.90
With CDSC[1]	-11.99	-11.92	3.10	5.45	—

Class N (Inception 5/01/13)
NAV	-10.65	-10.08	4.21	—	5.51	1.10	0.85

Comparative Performance

FTSE EPRA Nareit Developed Index (Net)[2]	-9.17	-9.99	3.15	5.12	3.32

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. Performance for other share classes will be greater or less than shown based on differences in fees and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C share performance assumes a 1.00% CDSC applied when you sell shares within one year of purchase, and includes automatic conversion to Class A shares after eight years.

2

FTSE EPRA Nareit Developed Index (Net) is an index designed to track the performance of listed real estate companies and REITs (real estate investment trust) worldwide. By making the index constituents free-float adjusted, liquidity, size and revenue screened, the series is suitable for use as the basis for investment products, such as derivatives and Exchange Traded Funds (ETFs).

3	For certain periods, Fund performance has been increased by fee waivers and/or expense reimbursements, without which performance would have been lower.

4

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

5	The performance results shown for the periods prior to the close of business on May 31, 2019 reflect results achieved using a different investment strategy.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

CFA® and Chartered Financial Analyst® are registered trademarks owned by the CFA Institute.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from February 1, 2022 through July 31, 2022. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

AEW GLOBAL FOCUSED REAL ESTATE FUND	BEGINNING ACCOUNT VALUE 2/1/2022	ENDING ACCOUNT VALUE 7/31/2022	EXPENSES PAID DURING PERIOD* 2/1/2022 – 7/31/2022
Class A
Actual	$1,000.00	$ 892.80	$5.40
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76
Class C
Actual	$1,000.00	$ 888.90	$8.90
Hypothetical (5% return before expenses)	$1,000.00	$1,015.37	$9.49
Class N
Actual	$1,000.00	$ 893.50	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26
Class Y
Actual	$1,000.00	$ 893.70	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement): 1.15%, 1.90%, 0.85% and 0.90% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period).

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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENT

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on the Fund’s advisory agreement (the “Agreement”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreement to determine whether to recommend that the full Board approve the continuation of the Agreement, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreement at its June Board Meeting.

In connection with these meetings, the Trustees receive materials that the Fund’s investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreement. These materials generally include, among other items, (i) information on the investment performance of the Fund and the performance of a peer group of funds and the Fund’s performance benchmark, (ii) information on the Fund’s advisory fee and other expenses, including information comparing the Fund’s advisory fee to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of a peer group of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Fund, (iv) information about the profitability of the Agreement to the Adviser and (v) information obtained through the completion by the Adviser of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) the Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Fund’s shares and the related costs, (iii) the allocation of the Fund’s brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Fund’s portfolio managers in the Fund or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreement, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Fund’s investment performance and the fees charged to the Fund for advisory and other services. This information generally includes, where available, among other things, an internal performance rating for the Fund based on agreed-upon criteria, graphs showing the Fund’s performance and expense differentials against the Fund’s peer group/category of funds, total return information for various periods, third-party performance rankings for various periods comparing the Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for the Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and if the Fund is identified as presenting possible performance concerns it may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about the Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreement for a one-year period at its meeting held in June 2022. In considering whether to approve the continuation of the Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreement included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Fund under the Agreement. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Fund and the resources dedicated to the Fund by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory services provided by the Adviser to the Fund, but also the benefits to the Fund from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Fund. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as new rules relating to the fair valuation of investments and the use of derivatives.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

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After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the nature, extent and quality of services provided supported the renewal of the Agreement.

Investment performance of the Fund and the Adviser. As noted above, the Trustees received information about the performance of the Fund over various time periods, including information that compared the performance of the Fund to the performance of a peer group and category of funds and the Fund’s performance benchmark. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Fund using a variety of performance metrics, including metrics that measured the performance of the Fund on a risk adjusted basis.

The Board noted that through December 31, 2021, the Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year	Five-Year
AEW Global Focused Real Estate Fund	32%	61%	76%

The Board noted that the Fund’s performance lagged that of the Fund’s category group median as determined by the independent third party for certain periods. The Board concluded that other factors relevant to performance supported renewal of the Agreement, including: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s more recent performance was stronger relative to its category; and (3) that the Fund’s strategy changed effective June 1, 2019, and therefore the Fund’s performance rankings for periods prior to that date are not necessarily as relevant a comparison. The Board also considered information about the Fund’s more recent performance, including how that performance had been impacted by the Covid-19 crisis.

The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the performance of the Fund and the Adviser and/or other relevant factors supported the renewal of the Agreement.

The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Fund. The Trustees considered the fees charged to the Fund for advisory and administrative services as well as the total expense level of the Fund. This information included comparisons (provided both by management and by an independent third-party) of the Fund’s advisory fee and total expense level to those of its peer group and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating the Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of the Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Fund has an expense limitation in place and they considered the amounts waived or reimbursed by the Adviser for the Fund under its expense limitation agreement. The Trustees also noted that the Fund’s total advisory fee rate was below the median of a peer group of funds.

The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Fund. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Fund, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Fund, the expense levels of the Fund, whether the Adviser had implemented breakpoints and/or expense limitations with respect to the Fund and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

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After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the advisory fee charged to the Fund was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Fund supported the renewal of the Agreement.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Fund through breakpoints in its investment advisory fee or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that the Fund was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Fund, as discussed above.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreement, that the extent to which economies of scale were shared with the Fund supported the renewal of the Agreement.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, as well as more recent market volatility, on the performance, asset levels and expense ratios of the Fund.

•

Whether the Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Fund and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Fund.

•

So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Fund, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Fund’s securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Adviser. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Fund’s advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreement should be continued through June 30, 2023.

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LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2021 and ending December 31, 2021 (including updates through July 31, 2022)

Effective December 1, 2018, the Fund adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Fund to assess, manage and review its liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, the Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. The Program has established a Program Administrator (“Administrator”) which is the adviser of the Fund.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

The Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). The Fund has not established an HLIM.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Program and no material events that impacted the operation of the Fund’s Program. During the period, the Fund held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

During the period January 1, 2022 through July 31, 2022, the Fund held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrator, the Program approved by the Fund’s Board is operating effectively. The Program Administrator has also monitored, assessed and managed the Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by the Fund’s Program Administrator that addressed the operation of the Program, assessed its adequacy and effectiveness and described any material changes made to the Program.

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Portfolio of Investments – as of July 31, 2022 (Unaudited)

AEW Global Focused Real Estate Fund

Shares	Description	Value (†)
Common Stocks — 92.2%
	Australia — 3.0%
329,970	GPT Group (The)	$1,061,579
56,660	Home Consortium REIT Ltd.	213,370
851,930	Scentre Group	1,745,811
167,409	Stockland	453,626

		3,474,386

	Belgium — 0.5%
5,103	Cofinimmo S.A.	574,286

	Canada — 3.0%
233,780	Summit Industrial Income REIT	3,401,133

	France — 1.2%
5,808	Gecina S.A.	595,498
21,415	Klepierre S.A.	475,842
30,330	Mercialys S.A.	268,853

		1,340,193

	Germany — 2.6%
15,241	LEG Immobilien SE	1,384,573
46,396	Vonovia SE	1,545,905

		2,930,478

	Hong Kong — 4.2%
196,500	CK Asset Holdings Ltd.	1,391,166
153,600	Link REIT	1,286,297
234,903	Sino Land Co. Ltd.	349,027
62,500	Sun Hung Kai Properties Ltd.	746,071
236,200	Swire Properties Ltd.	562,801
110,696	Wharf Real Estate Investment Co. Ltd.	492,731

		4,828,093

	Japan — 8.8%
949	AEON REIT Investment Corp.	1,113,074
1,361	GLP J-REIT	1,789,925
1,309	Japan Hotel REIT Investment Corp.	679,312
315	Japan Prime Realty Investment Corp.	961,912
97,541	Mitsui Fudosan Co. Ltd.	2,179,984
91	Nippon Building Fund, Inc.	482,732
52,450	Nomura Real Estate Holdings, Inc.	1,272,403
1,372	United Urban Investment Corp.	1,495,623

		9,974,965

	Netherlands — 0.3%
5,927	Unibail-Rodamco-Westfield(a)	336,563

	Singapore — 2.8%
787,187	Ascendas Real Estate Investment Trust	1,694,387
635,500	Ascott Residence Trust	539,674
847,400	Suntec Real Estate Investment Trust	989,753

		3,223,814

	Spain — 1.0%
101,282	Merlin Properties SOCIMI S.A.	1,086,331

	Sweden — 1.3%
67,266	Castellum AB	1,078,410
44,686	Fastighets AB Balder, B Shares(a)	285,457
79,628	Samhallsbyggnadsbolaget i Norden AB	147,747

		1,511,614

	United Kingdom — 4.6%
30,817	Big Yellow Group PLC	$534,571
138,636	British Land Co. PLC (The)	833,582
66,505	Safestore Holdings PLC	926,056
122,644	Segro PLC	1,640,729
44,478	Sirius Real Estate Ltd.	51,772
537,586	Tritax Big Box REIT PLC	1,293,388

		5,280,098

	United States — 58.9%
17,310	Alexandria Real Estate Equities, Inc.	2,869,652
98,570	American Homes 4 Rent, Class A	3,733,832
6,397	American Tower Corp.	1,732,499
212,980	Brixmor Property Group, Inc.	4,936,876
88,090	CubeSmart	4,040,688
18,364	EastGroup Properties, Inc.	3,131,797
8,830	Equinix, Inc.	6,214,024
12,235	Essex Property Trust, Inc.	3,505,694
134,410	Independence Realty Trust, Inc.	2,983,902
14,970	Kilroy Realty Corp.	811,075
31,236	Life Storage, Inc.	3,932,300
47,060	ProLogis, Inc.	6,238,274
25,600	Realty Income Corp.	1,894,144
14,870	Ryman Hospitality Properties, Inc.(a)	1,316,590
24,293	Sun Communities, Inc.	3,983,080
92,410	UDR, Inc.	4,472,644
102,774	Ventas, Inc.	5,527,186
165,056	VICI Properties, Inc.	5,643,265

		66,967,522

	Total Common Stocks (Identified Cost $107,789,169)	104,929,476

Principal Amount
Short-Term Investments — 1.9%
$2,124,405	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/29/2022 at 0.650% to be repurchased at $2,124,520 on 8/01/2022 collateralized by $2,369,500 U.S. Treasury Note, 1.125% due 8/31/2028 valued at $2,166,906 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $2,124,405)	2,124,405

	Total Investments — 94.1% (Identified Cost $109,913,574)	107,053,881
	Other Assets Less Liabilities — 5.9%	6,680,896

	Net Assets — 100.0%	$113,734,777

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.

J-REIT	Japan Real Estate Investment Trust
REITs	Real Estate Investment Trusts

See accompanying notes to financial statements.

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Portfolio of Investments – as of July 31, 2022 (Unaudited)

AEW Global Focused Real Estate Fund – (continued)

Industry Summary at July 31, 2022 (Unaudited)

REITs — Diversified	19.9%
REITs — Warehouse/Industrials	15.4
REITs — Apartments	12.9
Real Estate Management & Development	10.0
REITs — Storage	8.3
REITs — Shopping Centers	8.2
REITs — Health Care	4.9
REITs — Office Property	4.5
REITs — Manufactured Homes	3.5
REITs — Hotels	2.3
Other Investments, less than 2% each	2.3
Short-Term Investments	1.9

Total Investments	94.1
Other assets less liabilities	5.9

Net Assets	100.0%

Currency Exposure Summary at July 31, 2022 (Unaudited)

United States Dollar	60.8%
Japanese Yen	8.8
Euro	5.6
British Pound	4.6
Hong Kong Dollar	4.2
Australian Dollar	3.0
Canadian Dollar	3.0
Singapore Dollar	2.8
Swedish Krona	1.3

Total Investments	94.1
Other assets less liabilities	5.9

Net Assets	100.0%

See accompanying notes to financial statements.

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Statements of Assets and Liabilities

July 31, 2022 (Unaudited)

ASSETS
Investments at cost	$109,913,574
Net unrealized depreciation	(2,859,693)

Investments at value	107,053,881
Foreign currency at value (identified cost $11,754)	11,764
Receivable for Fund shares sold	6,530,798
Receivable for securities sold	1,375,811
Dividends and interest receivable	151,713
Tax reclaims receivable	21,513
Prepaid expenses (Note 7)	19

TOTAL ASSETS	115,145,499

LIABILITIES
Payable for securities purchased	961,855
Payable for Fund shares redeemed	161,104
Management fees payable (Note 5)	55,399
Deferred Trustees’ fees (Note 5)	147,727
Administrative fees payable (Note 5)	3,950
Payable to distributor (Note 5d)	1,665
Audit and tax services fees payable	39,071
Other accounts payable and accrued expenses	39,951

TOTAL LIABILITIES	1,410,722

NET ASSETS	$113,734,777

NET ASSETS CONSIST OF:
Paid-in capital	$115,203,890
Accumulated loss	(1,469,113)

NET ASSETS	$113,734,777

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$20,373,793

Shares of beneficial interest	1,587,961

Net asset value and redemption price per share	$12.83

Offering price per share (100/94.25 of net asset value) (Note 1)	$13.61

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$328,028

Shares of beneficial interest	25,406

Net asset value and offering price per share	$12.91

Class N shares:
Net assets	$3,227,528

Shares of beneficial interest	278,902

Net asset value, offering and redemption price per share	$11.57

Class Y shares:
Net assets	$89,805,428

Shares of beneficial interest	7,781,867

Net asset value, offering and redemption price per share	$11.54

See accompanying notes to financial statements.

|  10

Statement of Operations

For the Six Months Ended July 31, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$1,744,642
Interest	1,626
Less net foreign taxes withheld	(70,850)

1,675,418

Expenses
Management fees (Note 5)	448,233
Service and distribution fees (Note 5)	29,468
Administrative fees (Note 5)	26,677
Trustees’ fees and expenses (Note 5)	8,304
Trustees’ fees deferred compensation (Note 5)	(34,225)
Transfer agent fees and expenses (Notes 5 and 6)	62,496
Audit and tax services fees	29,105
Custodian fees and expenses	23,622
Legal fees (Note 7)	1,747
Registration fees	29,972
Shareholder reporting expenses	33,509
Miscellaneous expenses	18,142

Total expenses	677,050
Less waiver and/or expense reimbursement (Note 5)	(110,414)

Net expenses	566,636

Net investment income	1,108,782

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	2,349,182
Foreign currency transactions (Note 2c)	(22,670)
Capital gain distributions received (Note 2)	161,113
Net change in unrealized appreciation (depreciation) on:
Investments	(15,552,658)
Foreign currency translations (Note 2c)	(235)

Net realized and unrealized loss on investments and foreign currency transactions	(13,065,268)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,956,486)

See accompanying notes to financial statements.

11  |

Statements of Changes in Net Assets

	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022
FROM OPERATIONS:
Net investment income	$1,108,782	$2,043,964
Net realized gain on investments and foreign currency transactions	2,487,625	11,796,920
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(15,552,893)	6,831,673

Net increase (decrease) in net assets resulting from operations	(11,956,486)	20,672,557

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(328,737)	(1,335,050)
Class C	(4,005)	(22,468)
Class N	(69,398)	(219,020)
Class Y	(1,755,922)	(6,003,624)

Total distributions	(2,158,062)	(7,580,162)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(14,650,329)	53,972,152

Net increase (decrease) in net assets	(28,764,877)	67,064,547
NET ASSETS
Beginning of the period	142,499,654	75,435,107

End of the period	$113,734,777	$142,499,654

See accompanying notes to financial statements.

|  12

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022		Year Ended January 31, 2021	Year Ended January 31, 2020		Year Ended January 31, 2019	Year Ended January 31, 2018
Net asset value, beginning of the period	$14.58		$12.48		$14.23	$14.62		$14.49	$15.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.22	(b)	0.17	0.22		0.25	0.24
Net realized and unrealized gain (loss)	(1.66)		2.68		(1.52)	1.61		1.07	(0.14)

Total from Investment Operations	(1.55)		2.90		(1.35)	1.83		1.32	0.10

LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)		(0.47)		(0.22)	(0.39)		(0.23)	(0.22)
Net realized capital gains	(0.12)		(0.33)		(0.18)	(1.83)		(0.96)	(1.23)

Total Distributions	(0.20)		(0.80)		(0.40)	(2.22)		(1.19)	(1.45)

Net asset value, end of the period	$12.83		$14.58		$12.48	$14.23		$14.62	$14.49

Total return(c)(d)	(10.72	)%(e)	23.39	%(b)	(8.94)%	13.18%		9.95%	0.49%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$20,374		$24,653		$22,619	$33,864		$38,826	$41,189
Net expenses(f)	1.15	%(g)	1.15%		1.15%	1.18	%(h)	1.25%	1.29	%(i)
Gross expenses	1.34	%(g)	1.42%		1.55%	1.50%		1.45%	1.43%
Net investment income	1.67	%(g)	1.51	%(b)	1.43%	1.46%		1.75%	1.49%
Portfolio turnover rate	41%		84%		119%	107	%(j)	20%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 22.99% and the ratio of net investment income to average net assets would have been 1.14%.

(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective June 1, 2019, the expense limit decreased from 1.25% to 1.15%.
(i)	Effective July 1, 2017, the expense limit decreased from 1.35% to 1.25%.
(j)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.

13  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022		Year Ended January 31, 2021	Year Ended January 31, 2020		Year Ended January 31, 2019	Year Ended January 31, 2018
Net asset value, beginning of the period	$14.69		$12.56		$14.32	$14.70		$14.54	$15.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.12	(b)	0.08	0.11		0.14	0.11
Net realized and unrealized gain (loss)	(1.68)		2.69		(1.53)	1.61		1.06	(0.12)

Total from Investment Operations	(1.62)		2.81		(1.45)	1.72		1.20	(0.01)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.04)		(0.35)		(0.13)	(0.27)		(0.08)	(0.09)
Net realized capital gains	(0.12)		(0.33)		(0.18)	(1.83)		(0.96)	(1.23)

Total Distributions	(0.16)		(0.68)		(0.31)	(2.10)		(1.04)	(1.32)

Net asset value, end of the period	$12.91		$14.69		$12.56	$14.32		$14.70	$14.54

Total return(c)(d)	(11.11	)%(e)	22.48	%(b)	(9.68)%	12.35%		9.03%	(0.21)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$328		$397		$643	$1,391		$1,946	$4,472
Net expenses(f)	1.90	%(g)	1.90%		1.90%	1.93	%(h)	2.00%	2.05	%(i)
Gross expenses	2.09	%(g)	2.18%		2.30%	2.25%		2.20%	2.18%
Net investment income	0.91	%(g)	0.84	%(b)	0.67%	0.71%		0.98%	0.71%
Portfolio turnover rate	41%		84%		119%	107	%(j)	20%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.07, total return would have been 21.99% and the ratio of net investment income to average net assets would have been 0.51%.

(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	Periods less than one year are not annualized.
(f)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(g)	Computed on an annualized basis for periods less than one year.
(h)	Effective June 1, 2019, the expense limit decreased from 2.00% to 1.90%.
(i)	Effective July 1, 2017, the expense limit decreased from 2.10% to 2.00%.
(j)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.

|  14

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022		Year Ended January 31, 2021	Year Ended January 31, 2020		Year Ended January 31, 2019	Year Ended January 31, 2018
Net asset value, beginning of the period	$13.18		$11.35		$13.00	$13.54		$13.52	$14.87

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.24	(b)	0.17	0.24		0.27	0.26
Net realized and unrealized gain (loss)	(1.51)		2.43		(1.38)	1.48		0.98	(0.11)

Total from Investment Operations	(1.39)		2.67		(1.21)	1.72		1.25	0.15

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)		(0.51)		(0.26)	(0.43)		(0.27)	(0.27)
Net realized capital gains	(0.12)		(0.33)		(0.18)	(1.83)		(0.96)	(1.23)

Total Distributions	(0.22)		(0.84)		(0.44)	(2.26)		(1.23)	(1.50)

Net asset value, end of the period	$11.57		$13.18		$11.35	$13.00		$13.54	$13.52

Total return(c)	(10.65	)%(d)	23.76	%(b)	(8.67)%	13.49%		10.22%	0.88%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,228		$3,654		$2,810	$10,319		$6,830	$6,865
Net expenses(e)	0.85	%(f)	0.85%		0.85%	0.88	%(g)	0.95%	0.97	%(h)
Gross expenses	1.03	%(f)	1.10%		1.17%	1.09%		1.00%	1.01%
Net investment income	2.01	%(f)	1.80	%(b)	1.55%	1.69%		2.07%	1.79%
Portfolio turnover rate	41%		84%		119%	107	%(i)	20%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.19, total return would have been 23.30% and the ratio of net investment income to average net assets would have been 1.43%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective June 1, 2019, the expense limit decreased from 0.95% to 0.85%.
(h)	Effective July 1, 2017, the expense limit decreased from 1.05% to 0.95%.
(i)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.

15  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022		Year Ended January 31, 2021	Year Ended January 31, 2020		Year Ended January 31, 2019	Year Ended January 31, 2018
Net asset value, beginning of the period	$13.14		$11.32		$12.96	$13.50		$13.48	$14.84

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.11		0.23	(b)	0.18	0.24		0.27	0.25
Net realized and unrealized gain (loss)	(1.50)		2.42		(1.38)	1.47		0.98	(0.12)

Total from Investment Operations	(1.39)		2.65		(1.20)	1.71		1.25	0.13

LESS DISTRIBUTIONS FROM:
Net investment income	(0.09)		(0.50)		(0.26)	(0.42)		(0.27)	(0.26)
Net realized capital gains	(0.12)		(0.33)		(0.18)	(1.83)		(0.96)	(1.23)

Total Distributions	(0.21)		(0.83)		(0.44)	(2.25)		(1.23)	(1.49)

Net asset value, end of the period	$11.54		$13.14		$11.32	$12.96		$13.50	$13.48

Total return(c)	(10.63	)%(d)	23.67	%(b)	(8.68)%	13.48%		10.19%	0.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$89,805		$113,795		$49,363	$83,933		$73,173	$88,954
Net expenses(e)	0.90	%(f)	0.90%		0.90%	0.93	%(g)	1.00%	1.04	%(h)
Gross expenses	1.08	%(f)	1.16%		1.30%	1.25%		1.20%	1.18%
Net investment income	1.90	%(f)	1.70	%(b)	1.69%	1.72%		2.00%	1.71%
Portfolio turnover rate	41%		84%		119%	107	%(i)	20%	11%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)

Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.17, total return would have been 23.22% and the ratio of net investment income to average net assets would have been 1.27%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)	Effective June 1, 2019, the expense limit decreased from 1.00% to 0.90%.
(h)	Effective July 1, 2017, the expense limit decreased from 1.10% to 1.00%.
(i)

The variation in the Fund’s turnover rate from the year ended January 31, 2019 to the year ended January 31, 2020 was primarily due to a change in the investment strategy of the Fund. Portfolio turnover is expected to remain higher as a result of the strategy change.

See accompanying notes to financial statements.

|  16

Notes to Financial Statements

July 31, 2022 (Unaudited)

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in this report pertains to AEW Global Focused Real Estate Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class N and Class Y shares.

Class A shares are sold with a maximum front-end sales charge of 5.75%. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the

17  |

Notes to Financial Statements (continued)

July 31, 2022 (Unaudited)

securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of July 31, 2022, securities held by the Fund were fair valued as follows:

Equity securities[1]	Percentage of Net Assets
$ 34,560,821	30.4%

[1]

Certain foreign equity securities were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of those securities.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in dividends received from the Fund’s investments in real estate investment trusts (“REITs”) are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported to the Fund after the end of the calendar year. Estimates for the period from February 1 through July 31, 2022 are included in the Statement of Operations. Estimates are based on the most recent REIT distribution information available. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class-specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Fund has net losses, reduce the amount of income available to be distributed by the Fund.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of July 31, 2022 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly

|  18

Notes to Financial Statements (continued)

July 31, 2022 (Unaudited)

increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. When the Fund identifies the character of distributions paid by REITs in the previous calendar year, certain distributions to Fund shareholders may be redesignated as capital gain distributions or, if in excess of taxable income, as a return of capital. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, passive foreign investment company adjustments and capital gain distributions received. Permanent book and tax basis differences relating to shareholder distributions, net investment income, and net realized gains will result in reclassifications to the capital accounts reported on the Statement of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, passive foreign investment company adjustments and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2022 was as follows:

2022 Distributions
Ordinary Income	Long-Term Capital Gains	Total
$4,250,728	$3,329,434	$7,580,162

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statement of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of July 31, 2022, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

Federal tax cost	$109,913,574

Gross tax appreciation	$3,713,321
Gross tax depreciation	(6,573,014)

Net tax depreciation	$(2,859,693)

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

f.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a

19  |

Notes to Financial Statements (continued)

July 31, 2022 (Unaudited)

segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of July 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

g.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended July 31, 2022, the Fund did not loan securities under this agreement.

h.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

|  20

Notes to Financial Statements (continued)

July 31, 2022 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$3,474,386	$—	$3,474,386
Belgium	—	574,286	—	574,286
Canada	3,401,133	—	—	3,401,133
France	—	1,340,193	—	1,340,193
Germany	—	2,930,478	—	2,930,478
Hong Kong	—	4,828,093	—	4,828,093
Japan	—	9,974,965	—	9,974,965
Netherlands	—	336,563	—	336,563
Singapore	—	3,223,814	—	3,223,814
Spain	—	1,086,331	—	1,086,331
Sweden	—	1,511,614	—	1,511,614
United Kingdom	—	5,280,098	—	5,280,098
United States	66,967,522	—	—	66,967,522

Total Common Stocks	$70,368,655	$34,560,821	$—	$104,929,476

Short-Term Investments	—	2,124,405	—	2,124,405

Total	$70,368,655	$36,685,226	$—	$107,053,881

4.  Purchases and Sales of Securities.  For the six months ended July 31, 2022, purchases and sales of securities (excluding short-term investments) were $49,353,548 and $69,811,560, respectively.

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  AEW Capital Management, L.P. (“AEW”) serves as the investment adviser to the Fund. AEW is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of the management agreement, the Fund pays a management fee at the annual rate of 0.75%, calculated daily and payable monthly, based on the Fund’s average daily net assets.

AEW has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until May 31, 2023, may be terminated before then only with the consent of the Fund’s Board of Trustees, and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the six months ended July 31, 2022, the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
1.15%	1.90%	0.85%	0.90%

AEW shall be permitted to recover expenses borne under the expense limitation agreement (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

21  |

Notes to Financial Statements (continued)

July 31, 2022 (Unaudited)

For the six months ended July 31, 2022, the management fees and waiver of management fees for the Fund were as follows:

Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
			Gross	Net
$448,233	$109,430	$338,803	0.75%	0.57%

[1]	Management fee waiver is subject to possible recovery until January 31, 2024.

No expenses were recovered during the six months ended July 31, 2022 under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Fund.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plan”).

Under the Class A Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plan, the Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the Class C Plan, the Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.

For the six months ended July 31, 2022, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$27,748	$430	$1,290

c.  Administrative Fees.  Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, the Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended July 31, 2022, the administrative fees were as follows:

Administrative Fees
$26,677

d.  Sub-Transfer Agent Fees.  Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

|  22

Notes to Financial Statements (continued)

July 31, 2022 (Unaudited)

For the six months ended July 31, 2022, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $44,461.

As of July 31, 2022, the Fund owes Natixis Distribution $1,665 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the six months ended July 31, 2022 amounted to $651.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

For the six months ended July 31, 2022, net depreciation in the value of participants’ deferral accounts (reflected on the Statement of Operations as a reduction to expenses) for the Fund was $(34,225).

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

g.  Reimbursement of Transfer Agent Fees and Expenses.  Natixis Advisors has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through May 31, 2023 and is not subject to recovery under the expense limitation agreement described above.

For the six months ended July 31, 2022, Natixis Advisors reimbursed the Fund $984 for transfer agency expenses related to Class N shares.

6.  Class-Specific Transfer Agent Fees and Expenses.  Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

For the six months ended July 31, 2022, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

	Class A	Class C	Class N	Class Y
Transfer Agent Fees and Expenses	$11,873	$185	$984	$49,454

7.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is

23  |

Notes to Financial Statements (continued)

July 31, 2022 (Unaudited)

charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

For the six months ended July 31, 2022, the Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $1,300,000 at a weighted average interest rate of 1.43%. Interest expense incurred on the line of credit was $207.

8.  Risk.  The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increases in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

The Fund’s investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund’s investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.

Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Fund’s ability to maintain operational standards, disrupt the operations of the Fund’s service providers, adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region and around the world are impossible to predict, but could be significant and have a severe adverse effect on the region and around the world, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of July 31, 2022, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
3	49.15%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

|  24

Notes to Financial Statements (continued)

July 31, 2022 (Unaudited)

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest without par value. Transactions in capital shares were as follows:

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	121,570	$1,690,151	201,040	$2,900,542
Issued in connection with the reinvestment of distributions	23,009	314,977	89,247	1,277,940
Redeemed	(247,696)	(3,298,211)	(411,729)	(5,895,101)

Net change	(103,117)	$(1,293,083)	(121,442)	$(1,716,619)

Class C
Issued from the sale of shares	783	$10,395	1,835	$26,991
Issued in connection with the reinvestment of distributions	284	3,961	1,570	22,243
Redeemed	(2,713)	(38,157)	(27,559)	(399,944)

Net change	(1,646)	$(23,801)	(24,154)	$(350,710)

Class N
Issued from the sale of shares	78,291	$995,632	81,546	$1,077,242
Issued in connection with the reinvestment of distributions	5,445	66,736	15,973	207,673
Redeemed	(82,147)	(927,793)	(67,806)	(891,647)

Net change	1,589	$134,575	29,713	$393,268

Class Y
Issued from the sale of shares	2,207,661	$25,709,846	6,183,128	$80,694,456
Issued in connection with the reinvestment of distributions	137,365	1,696,981	442,616	5,801,104
Redeemed	(3,221,949)	(40,874,847)	(2,328,201)	(30,849,347)

Net change	(876,923)	$(13,468,020)	4,297,543	$55,646,213

Increase (decrease) from capital share transactions	(980,097)	$(14,650,329)	4,181,660	$53,972,152

25  |

Semiannual Report

July 31, 2022

Natixis Sustainable Future 2015 Fund®

Natixis Sustainable Future 2020 Fund®

Natixis Sustainable Future 2025 Fund®

Natixis Sustainable Future 2030 Fund®

Natixis Sustainable Future 2035 Fund®

Natixis Sustainable Future 2040 Fund®

Natixis Sustainable Future 2045 Fund®

Natixis Sustainable Future 2050 Fund®

Natixis Sustainable Future 2055 Fund®

Natixis Sustainable Future 2060 Fund®

Natixis Sustainable Future 2065 Fund®

NATIXIS SUSTAINABLE FUTURE FUNDS®

Managers	Symbols

Natixis Advisors, LLC*

AIA U.S. Large Cap Value ESG Segment

AIA U.S. Small/Mid Cap ESG Segment

AIA International Developed Markets Equity ESG Segment

Natixis Investment Managers Solutions, a division of Natixis Advisors, LLC

Harris Associates Large Cap Value Segment

Harris Associates L.P.**

Loomis Sayles All Cap Growth Segment

Loomis Sayles Core Fixed Income Segment

Loomis Sayles Inflation Protected Securities Fund***

Loomis Sayles Limited Term Government and Agency Fund***

Loomis, Sayles & Company, L.P.**

Mirova US Climate Ambition Equity Segment

Mirova Global Green Bond Fund***

Mirova International Sustainable Equity Fund***

Mirova US LLC**

WCM Focused International Growth Fund

WCM Focused Emerging Markets Fund

WCM Investment Management

2015 Fund    Class N    NSFBX

2020 Fund    Class N    NSFDX

2025 Fund    Class N    NSFEX

2030 Fund    Class N    NSFFX

2035 Fund    Class N    NSFGX

2040 Fund    Class N    NSFHX

2045 Fund    Class N    NSFJX

2050 Fund    Class N    NSFKX

2055 Fund    Class N    NSFLX

2060 Fund    Class N    NSFMX

2065 Fund    Class N    NSFOX

*

Natixis Advisors, LLC is responsible for determining each Fund’s available underlying funds and separately managed segments, determining each Fund’s glide path and target allocations and supervising the activities of each Fund’s subadvisers.

**	Affiliated Subadviser

***	Affiliated mutual fund

Investment Goal

Each Fund seeks the highest total return consistent with its current asset allocation.

NATIXIS SUSTAINABLE FUTURE 2015 FUND

Average Annual Total Returns — July 31, 20222

					Expense Ratios[3]

	6 Months	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-7.36%	-9.69%	5.48%	6.07%	3.35%	0.50%

Comparative Performance
S&P Target Date 2015® Index[1]	-6.10	-7.26	4.63	5.01

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 5.

1  |

NATIXIS SUSTAINABLE FUTURE 2020 FUND

Average Annual Total Returns — July 31, 20222

					Expense Ratios[3]

	6 Months	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-7.80%	-10.25%	6.12%	6.79%	3.92%	0.50%

Comparative Performance
S&P Target Date 2020® Index[1]	-6.44	-7.56	4.83	5.28

NATIXIS SUSTAINABLE FUTURE 2025 FUND

Average Annual Total Returns — July 31, 20222

					Expense Ratios[3]

	6 Months	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-8.56%	-10.99%	6.19%	6.97%	2.02%	0.51%

Comparative Performance
S&P Target Date 2025® Index[1]	-6.83	-7.86	5.53	6.03

NATIXIS SUSTAINABLE FUTURE 2030 FUND

Average Annual Total Returns — July 31, 20222

					Expense Ratios[3]

	6 Months	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-8.86%	-11.25%	6.94%	7.83%	1.69%	0.52%

Comparative Performance
S&P Target Date 2030® Index[1]	-7.23	-8.15	6.15	6.69

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 5.

|  2

NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2035 FUND

Average Annual Total Returns — July 31, 20222

					Expense Ratios[3]

	6 Months	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-9.33%	-11.63%	7.54%	8.54%	1.87%	0.53%

Comparative Performance
S&P Target Date 2035® Index[1]	-7.72	-8.44	6.79	7.38

NATIXIS SUSTAINABLE FUTURE 2040 FUND

Average Annual Total Returns — July 31, 20222

					Expense Ratios[3]

	6 Months	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-9.86%	-12.13%	7.87%	8.94%	2.25%	0.54%

Comparative Performance
S&P Target Date 2040® Index[1]	-8.04	-8.63	7.24	7.85

NATIXIS SUSTAINABLE FUTURE 2045 FUND

Average Annual Total Returns — July 31, 20222

					Expense Ratios[3]

	6 Months	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-10.14%	-12.61%	8.18%	9.31%	2.19%	0.54%

Comparative Performance
S&P Target Date 2045® Index[1]	-8.27	-8.76	7.48	8.10

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 5.

3  |

NATIXIS SUSTAINABLE FUTURE 2050 FUND

Average Annual Total Returns — July 31, 20222

					Expense Ratios[3]

	6 Months	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-10.53%	-13.14%	8.21%	9.36%	2.38%	0.55%

Comparative Performance
S&P Target Date 2050® Index[1]	-8.37	-8.83	7.61	8.26

NATIXIS SUSTAINABLE FUTURE 2055 FUND

Average Annual Total Returns — July 31, 20222

					Expense Ratios[3]

	6 Months	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-10.68%	-13.31%	8.07%	9.23%	2.95%	0.55%

Comparative Performance
S&P Target Date 2055® Index[1]	-8.42	-8.86	7.66	8.33

NATIXIS SUSTAINABLE FUTURE 2060 FUND

Average Annual Total Returns — July 31, 20222

					Expense Ratios[3]

	6 Months	1 Year	5 Year	Life of Fund	Gross	Net

Class N (Inception 2/28/17)
NAV	-10.53%	-13.15%	8.39%	9.53%	3.53%	0.55%

Comparative Performance
S&P Target Date 2060® Index[1]	-8.42	-8.90	7.73	8.42

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. See notes to tables on page 5.

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NATIXIS SUSTAINABLE FUTURE FUNDS®

NATIXIS SUSTAINABLE FUTURE 2065 FUND

Total Returns — July 31, 20222

			Expense Ratios[3]

	6 Months	Life of Fund	Gross	Net

Class N (Inception 12/15/2021)
NAV	-10.47%	-13.74%	2.71%	0.55%

Comparative Performance
S&P Target Date 2065+® Index[1]	-8.38	-11.17

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit im.natixis.com/performance. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1

The S&P Target Date® Index Series consists of multi-asset class indices, each corresponding to a specific target retirement date. The asset allocation for each index is determined through an annual survey of target date fund groups with a minimum asset threshold of $100 million. The various asset class exposures of the Indices may include equities, fixed income, REITs, and commodities depending on the allocations reported in the survey. Index returns are calculated daily.

2	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

3

Expense ratios are as shown in the Fund’s prospectus in effect as of the date of this report and include the expenses of the underlying funds in which the Fund invests. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report under Ratios to Average Net Assets. Net expenses reflect contractual expense limitations set to expire on 5/31/23. When a Fund’s expenses are below the limitation, gross and net expense ratios will be the same. See Note 5 of the Notes to Financial Statements for more information about the Fund’s expense limitations.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Investment Managers or any of its related or affiliated companies (collectively “Natixis Affiliates”) and does not sponsor, endorse or participate in the provision of any Natixis Affiliates services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Natixis Funds’ website at im.natixis.com; and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. Information regarding how the Natixis Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available from the Natixis Funds’ website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov. First and third quarter schedules of portfolio holdings are also available at im.natixis.com/funddocuments. A hard copy may be requested from the Fund at no charge by calling 800-225-5478.

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UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions, and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectus. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual Fund expenses you would have paid on a $1,000 investment in the Fund from February 1, 2022 through July 31, 2022. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, $8,600 account value divided by $1,000 = 8.60) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

NATIXIS SUSTAINABLE FUTURE 2015 FUND	BEGINNING ACCOUNT VALUE 2/1/2022	ENDING ACCOUNT VALUE 7/31/2022	EXPENSES PAID DURING PERIOD* 2/1/2022 – 7/31/2022
Class N
Actual	$1,000.00	$926.40	$1.29
Hypothetical (5% return before expenses)	$1,000.00	$1,023.46	$1.35

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.27%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2020 FUND	BEGINNING ACCOUNT VALUE 2/1/2022	ENDING ACCOUNT VALUE 7/31/2022	EXPENSES PAID DURING PERIOD* 2/1/2022 – 7/31/2022
Class N
Actual	$1,000.00	$922.00	$1.33
Hypothetical (5% return before expenses)	$1,000.00	$1,023.41	$1.40

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.28%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2025 FUND	BEGINNING ACCOUNT VALUE 2/1/2022	ENDING ACCOUNT VALUE 7/31/2022	EXPENSES PAID DURING PERIOD* 2/1/2022 – 7/31/2022
Class N
Actual	$1,000.00	$914.40	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.30%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

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NATIXIS SUSTAINABLE FUTURE 2030 FUND	BEGINNING ACCOUNT VALUE 2/1/2022	ENDING ACCOUNT VALUE 7/31/2022	EXPENSES PAID DURING PERIOD* 2/1/2022 – 7/31/2022
Class N
Actual	$1,000.00	$911.40	$1.37
Hypothetical (5% return before expenses)	$1,000.00	$1,023.36	$1.45

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.29%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2035 FUND	BEGINNING ACCOUNT VALUE 2/1/2022	ENDING ACCOUNT VALUE 7/31/2022	EXPENSES PAID DURING PERIOD* 2/1/2022 – 7/31/2022
Class N
Actual	$1,000.00	$906.70	$1.42
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.30%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2040 FUND	BEGINNING ACCOUNT VALUE 2/1/2022	ENDING ACCOUNT VALUE 7/31/2022	EXPENSES PAID DURING PERIOD* 2/1/2022 – 7/31/2022
Class N
Actual	$1,000.00	$901.40	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.26	$1.56

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.31%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2045 FUND	BEGINNING ACCOUNT VALUE 2/1/2022	ENDING ACCOUNT VALUE 7/31/2022	EXPENSES PAID DURING PERIOD* 2/1/2022 – 7/31/2022
Class N
Actual	$1,000.00	$898.60	$1.41
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.30%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2050 FUND	BEGINNING ACCOUNT VALUE 2/1/2022	ENDING ACCOUNT VALUE 7/31/2022	EXPENSES PAID DURING PERIOD* 2/1/2022 – 7/31/2022
Class N
Actual	$1,000.00	$894.70	$1.46
Hypothetical (5% return before expenses)	$1,000.00	$1,023.26	$1.56

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.31%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

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NATIXIS SUSTAINABLE FUTURE 2055 FUND	BEGINNING ACCOUNT VALUE 2/1/2022	ENDING ACCOUNT VALUE 7/31/2022	EXPENSES PAID DURING PERIOD* 2/1/2022 – 7/31/2022
Class N
Actual	$1,000.00	$893.20	$1.41
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.30%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2060 FUND	BEGINNING ACCOUNT VALUE 2/1/2022	ENDING ACCOUNT VALUE 7/31/2022	EXPENSES PAID DURING PERIOD* 2/1/2022 – 7/31/2022
Class N
Actual	$1,000.00	$894.70	$1.41
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.30%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

NATIXIS SUSTAINABLE FUTURE 2065 FUND	BEGINNING ACCOUNT VALUE 2/1/2022	ENDING ACCOUNT VALUE 7/31/2022	EXPENSES PAID DURING PERIOD* 2/1/2022 – 7/31/2022
Class N
Actual	$1,000.00	$895.30	$1.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.21	$1.61

*

Expenses are equal to the Fund’s annualized expense ratio (after waiver/reimbursement) of 0.32%, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), divided by 365 (to reflect the half-year period). Expense ratios do not include the expenses of the underlying funds in which the Fund invests. The annualized expense ratios, as stated in the fee table of the Prospectus, may differ from the expense ratios disclosed in this report.

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BOARD APPROVAL OF THE EXISTING ADVISORY AND SUB-ADVISORY AGREEMENTS

The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory and sub-advisory agreements (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board Meeting. The Natixis Sustainable Future 2065 Fund was not included in the most recent annual review as the Fund’s initial board-approved investment advisory agreement is effective until December 15, 2023.

In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser and sub-advisers (collectively, the “Advisers”), believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory and sub-advisory fees and other expenses, including information comparing the Funds’ advisory and sub-advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers and (v) information obtained through the completion by the Advisers of a questionnaire distributed on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of each Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, if applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay Fund expenses and to pay for research and other similar services, (iv) each Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers.

In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. This information generally includes, among other things, an internal performance rating for each Fund based on agreed-upon criteria, total return information for various periods, and third-party performance rankings for various periods comparing a Fund against similarly categorized funds. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.

The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2022. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.

The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and the Advisers’ affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.

The Trustees considered not only the advisory and sub-advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”), including with respect to the oversight of each Fund’s “glidepath” and the oversight of its sustainability criteria. They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration increases in the services provided resulting from new regulatory requirements, such as new rules relating to the fair valuation of investments and the use of derivatives.

The Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.

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After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.

Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of each of the Funds except for the Natixis Sustainable Future 2065 Fund (the “Existing Funds”) over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ performance benchmarks. In addition, the Trustees reviewed data prepared by an independent third party that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis. The Trustees noted that the Natixis Sustainable Future 2065 Fund did not yet have one year of performance.

The Board noted that, through December 31, 2021, each Existing Fund’s one- and three-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):

	One-Year	Three-Year
Natixis Sustainable Future 2015 Fund	40%	9%
Natixis Sustainable Future 2020 Fund	9%	6%
Natixis Sustainable Future 2025 Fund	32%	21%
Natixis Sustainable Future 2030 Fund	30%	20%
Natixis Sustainable Future 2035 Fund	20%	27%
Natixis Sustainable Future 2040 Fund	57%	36%
Natixis Sustainable Future 2045 Fund	55%	28%
Natixis Sustainable Future 2050 Fund	55%	40%
Natixis Sustainable Future 2055 Fund	61%	48%
Natixis Sustainable Future 2060 Fund	44%	28%

In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers and the sub-advisers of the Fund’s underlying segments that were reasonable and consistent with the investment objective and policies of the Fund and the Fund’s underlying segments, respectively; (2) that the Fund is relatively new and therefore has a limited performance history; and (3) that the Fund’s longer-term (three-year) performance has been stronger relative to its category. The Board also considered information about the Funds’ more recent performance, including how that performance had been impacted by the Covid-19 crisis.

The Trustees also considered the Advisers’ performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.

The costs of the services to be provided and profits to be realized by the Advisers and their affiliates from their respective relationships with each Fund. The Trustees considered the fees charged to the Funds for advisory, sub-advisory and administrative services, as well as the total expense levels of the Funds. This information included comparisons (provided both by management and also by an independent third-party) of the Funds’ advisory and sub-advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory and sub-advisory fees, the Trustees also took into account the demands, complexity, and quality of the investment management of each Fund and the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Funds grow in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that each Fund has an expense limitation in place, and they considered the amounts waived or reimbursed by Natixis Advisors for each Fund under their respective expense limitation agreements. The Trustees also noted that management had proposed to reduce the expense limitation for all Funds on all share classes, effective June 1, 2022

11  |

The Trustees noted that each of Natixis Sustainable Future 2035 Fund, Natixis Sustainable Future 2040 Fund, Natixis Sustainable Future 2045 Fund, Natixis Sustainable Future 2050 Fund, Natixis Sustainable Future 2055 Fund, and Natixis Sustainable Future 2060 Fund had an advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered that the advisory fee structure and underlying constituents of each Fund is unique in that the advisory fee paid by each Fund varies based on its asset size and its allocations to the sub-advisers. They also noted that each Fund’s portfolio consists of underlying investments in both affiliated funds and separately managed segments. The Trustees considered that a comparison to the peer group is challenging as the majority of target-date peers utilize an affiliated fund-of-funds structure, charging little to no advisory fee at the target-date fund level. The Trustees also considered that management had proposed to reduce the expense limitations of each of these Funds, and that these Funds’ advisory fees were only between one and seven basis points higher than the respective median of a peer group of funds.

The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory and sub-advisory fees and expenses charged to each Fund were fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationship with the Funds supported the renewal of the Agreements.

Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations. With respect to economies of scale, the Trustees noted that each of the Funds was subject to an expense limitation and that management has proposed to reduce the expense limitation for all Funds on all share classes, effective June 1, 2022. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. They also considered that because of their relatively small size, the Funds did not have significant economies of scale.

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.

The Trustees also considered other factors, which included but were not limited to the following:

•

The effect of recent market and economic events, including but not limited to the Covid-19 crisis and its significant disruptions to the economy and business operations, as well as more recent market volatility, on the performance, asset levels and expense ratios of each Fund.

•

Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.

•

So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution, administrative and brokerage services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees also considered the benefits to the parent company of Natixis Advisors from the retention of the Advisers and the ability to offer target date funds with a sustainable investment theme. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.

•	The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.

•	The benefit to the Advisers and Natixis Advisors of being able to offer a suite of target date funds with environmental, social and governance-related investment strategies.

Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2023.

|  12

LIQUIDITY RISK MANAGEMENT PROGRAM

Annual Report for the Period Commencing on January 1, 2021 and ending December 31, 2021 (including updates through July 31, 2022)

Effective December 1, 2018 (December 15, 2021 for Natixis Sustainable Future 2065 Fund), the Funds adopted a liquidity risk management program (the “Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Rule”). The Rule requires registered open-end funds, including mutual funds and exchange-traded funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the Funds to assess, manage and review their liquidity risk considering applicable factors during normal and foreseeable stressed conditions. In fulfilling this requirement, each Fund assesses and reviews (where applicable and amongst other matters) its investment strategy, portfolio holdings, possible investment concentrations, use of derivatives, short-term and long-term cash flow projections, use of cash and cash equivalents, as well as borrowing arrangements and other funding sources. Each Program has established a Program Administrator (“Administrator”) which is the adviser or sub-adviser of the Fund.

In accordance with the Program, each of the Funds’ portfolio investments is classified into one of four liquidity categories based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

Each Fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. If a Fund does not hold a majority of highly liquid investments in its portfolio, then the Fund is required to establish a highly liquid investment minimum (“HLIM”). None of the Funds has established an HLIM.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Programs and no material events that impacted the operation of the Funds’ Programs. During the period, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

During the period January 1, 2022 through July 31, 2022, the Funds held sufficient liquid assets to meet redemptions on a timely basis and did not have any illiquid security violations.

Annual Program Assessment and Conclusion

In the opinion of the Program Administrators, the Program of each Fund approved by the Funds’ Board is operating effectively. The Program Administrators have also monitored, assessed and managed each Fund’s liquidity risk regularly throughout the period.

Pursuant to the Rule’s requirements, the Board has received and reviewed a written report prepared by each Fund’s Program Administrator that addressed the operation of the Programs, assessed their adequacy and effectiveness and described any material changes made to the Programs.

13  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks — 27.0% of Net Assets
	Aerospace & Defense — 0.5%
38	AAR Corp.(a)	$1,692
9	Axon Enterprise, Inc.(a)	992
78	Boeing Co. (The)(a)	12,426
1	L3Harris Technologies, Inc.	240
2	Lockheed Martin Corp.	827
14	Moog, Inc., Class A	1,199
2	Northrop Grumman Corp.	958
24	Raytheon Technologies Corp.	2,237

		20,571

	Air Freight & Logistics — 0.1%
39	Expeditors International of Washington, Inc.	4,144
2	FedEx Corp.	466
16	GXO Logistics, Inc.(a)	768
4	United Parcel Service, Inc., Class B	780

		6,158

	Airlines — 0.1%
41	Delta Air Lines, Inc.(a)	1,304
122	JetBlue Airways Corp.(a)	1,027

		2,331

	Auto Components — 0.2%
120	BorgWarner, Inc.	4,615
82	Dana, Inc.	1,375
14	Dorman Products, Inc.(a)	1,415
10	Visteon Corp.(a)	1,276

		8,681

	Automobiles — 0.6%
192	General Motors Co.(a)	6,962
21	Tesla, Inc.(a)	18,720
11	Thor Industries, Inc.	928

		26,610

	Banks — 1.2%
59	Ameris Bancorp	2,790
144	Bank of America Corp.	4,869
57	Cadence Bank	1,488
157	Citigroup, Inc.	8,148
35	Citizens Financial Group, Inc.	1,329
12	Fifth Third Bancorp	409
273	FNB Corp.	3,265
189	Fulton Financial Corp.	3,154
39	Huntington Bancshares, Inc.	518
50	International Bancshares Corp.	2,193
11	JPMorgan Chase & Co.	1,269
64	KeyCorp	1,171
4	M&T Bank Corp.	710
7	PNC Financial Services Group, Inc. (The)	1,162
55	Regions Financial Corp.	1,165
2	Signature Bank	371
1	SVB Financial Group(a)	403
58	Truist Financial Corp.	2,927
78	Trustmark Corp.	2,533
29	U.S. Bancorp	1,369
48	Webster Financial Corp.	2,230
137	Wells Fargo & Co.	6,010
20	Wintrust Financial Corp.	1,721

		51,204

	Beverages — 0.6%
10	Boston Beer Co., Inc. (The), Class A(a)	3,804
51	Coca-Cola Co. (The)	3,273
	Beverages — continued
10	Keurig Dr Pepper, Inc.	387
142	Monster Beverage Corp.(a)	14,146
12	PepsiCo, Inc.	2,100

		23,710

	Biotechnology — 0.9%
21	AbbVie, Inc.	3,014
47	Alnylam Pharmaceuticals, Inc.(a)	6,676
10	Amgen, Inc.	2,475
29	Arrowhead Pharmaceuticals, Inc.(a)	1,233
6	Biogen, Inc.(a)	1,290
41	BioMarin Pharmaceutical, Inc.(a)	3,528
57	CRISPR Therapeutics AG(a)	4,275
5	Gilead Sciences, Inc.	299
32	Halozyme Therapeutics, Inc.(a)	1,565
7	Moderna, Inc.(a)	1,148
15	Neurocrine Biosciences, Inc.(a)	1,412
17	Regeneron Pharmaceuticals, Inc.(a)	9,889

		36,804

	Building Products — 0.3%
24	Builders FirstSource, Inc.(a)	1,632
8	Carlisle Cos., Inc.	2,369
15	Carrier Global Corp.	608
9	Johnson Controls International PLC	485
8	Lennox International, Inc.	1,916
60	Masco Corp.	3,323
24	Owens Corning	2,226
18	Trex Co., Inc.(a)	1,161

		13,720

	Capital Markets — 1.6%
3	Ameriprise Financial, Inc.	810
119	Bank of New York Mellon Corp. (The)	5,172
2	BlackRock, Inc.	1,338
119	Charles Schwab Corp. (The)	8,217
4	CME Group, Inc.	798
12	FactSet Research Systems, Inc.	5,156
18	Goldman Sachs Group, Inc. (The)	6,001
50	Intercontinental Exchange, Inc.	5,100
40	Janus Henderson Group PLC	1,031
142	KKR & Co., Inc.	7,875
18	Moody’s Corp.	5,585
19	Morgan Stanley	1,602
10	MSCI, Inc.	4,813
5	Northern Trust Corp.	499
11	S&P Global, Inc.	4,146
79	SEI Investments Co.	4,373
91	State Street Corp.	6,465
7	Virtus Investment Partners, Inc.	1,444

		70,425

	Chemicals — 0.2%
3	Air Products & Chemicals, Inc.	745
9	DuPont de Nemours, Inc.	551
24	HB Fuller Co.	1,541
15	Innospec, Inc.	1,530
5	Linde PLC	1,510
18	Minerals Technologies, Inc.	1,202
10	Stepan Co.	1,122

		8,201

	Commercial Services & Supplies — 0.2%
12	MSA Safety, Inc.	1,540
14	Tetra Tech, Inc.	2,146

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
23	Viad Corp.(a)	$777
19	Waste Management, Inc.	3,126

		7,589

	Communications Equipment — 0.1%
27	Ciena Corp.(a)	1,393
15	Lumentum Holdings, Inc.(a)	1,357

		2,750

	Construction & Engineering — 0.1%
45	AECOM	3,240

	Consumer Finance — 0.5%
244	Ally Financial, Inc.	8,069
30	American Express Co.	4,621
51	Capital One Financial Corp.	5,601
33	Green Dot Corp., Class A(a)	927

		19,218

	Containers & Packaging — 0.1%
6	Ball Corp.	440
16	International Paper Co.	684
36	Sonoco Products Co.	2,286

		3,410

	Distributors — 0.0%
10	Genuine Parts Co.	1,529

	Diversified Consumer Services — 0.1%
19	Grand Canyon Education, Inc.(a)	1,825
29	Service Corp. International	2,160

		3,985

	Diversified Telecommunication Services — 0.0%
32	AT&T, Inc.	601
36	Lumen Technologies, Inc.	392
19	Verizon Communications, Inc.	878

		1,871

	Electric Utilities — 0.3%
28	American Electric Power Co., Inc.	2,760
35	Edison International	2,372
34	Eversource Energy	2,999
15	IDACORP, Inc.	1,676
26	NextEra Energy, Inc.	2,197

		12,004

	Electrical Equipment — 0.6%
5	Acuity Brands, Inc.	912
128	ChargePoint Holdings, Inc.(a)	1,934
7	Eaton Corp. PLC	1,039
8	Emerson Electric Co.	721
261	Fluence Energy, Inc.(a)	3,586
10	Hubbell, Inc.	2,190
170	Plug Power, Inc.(a)	3,628
12	Rockwell Automation, Inc.	3,063
135	Shoals Technologies Group, Inc., Class A(a)	3,190
169	Sunrun, Inc.(a)	5,525

		25,788

	Electronic Equipment, Instruments & Components — 0.2%
45	Avnet, Inc.	2,154
30	Cognex Corp.	1,530
9	Corning, Inc.	331
5	II-VI, Inc.(a)	263
26	Itron, Inc.(a)	1,518
2	Keysight Technologies, Inc.(a)	325
5	Littelfuse, Inc.	1,394
	Electronic Equipment, Instruments & Components — continued
13	TE Connectivity Ltd.	1,739

		9,254

	Energy Equipment & Services — 0.1%
156	Archrock, Inc.	1,317
18	Baker Hughes Co.	462
63	ChampionX Corp.	1,316
24	Schlumberger NV	889

		3,984

	Entertainment — 0.9%
10	Activision Blizzard, Inc.	799
22	Electronic Arts, Inc.	2,887
84	Netflix, Inc.(a)	18,891
31	Take-Two Interactive Software, Inc.(a)	4,115
116	Walt Disney Co. (The)(a)	12,308
38	Warner Bros Discovery, Inc.(a)	570

		39,570

	Food & Staples Retailing — 0.2%
22	BJ’s Wholesale Club Holdings, Inc.(a)	1,489
2	Costco Wholesale Corp.	1,083
32	Kroger Co. (The)	1,486
41	SpartanNash Co.	1,324
52	Sprouts Farmers Market, Inc.(a)	1,437
13	Sysco Corp.	1,104
16	Walgreens Boots Alliance, Inc.	634
8	Walmart, Inc.	1,056

		9,613

	Food Products — 0.2%
19	Campbell Soup Co.	938
53	Darling Ingredients, Inc.(a)	3,672
14	General Mills, Inc.	1,047
29	Hain Celestial Group, Inc. (The)(a)	660
14	Hormel Foods Corp.	691
15	Ingredion, Inc.	1,365
4	J.M. Smucker Co. (The)	529
7	Kellogg Co.	517
4	McCormick & Co., Inc.	349

		9,768

	Gas Utilities — 0.1%
54	New Jersey Resources Corp.	2,494
19	ONE Gas, Inc.	1,614

		4,108

	Health Care Equipment & Supplies — 0.5%
28	Abbott Laboratories	3,048
5	Becton Dickinson & Co.	1,222
2	Cooper Cos., Inc. (The)	654
6	DexCom, Inc.(a)	492
13	Edwards Lifesciences Corp.(a)	1,307
15	Globus Medical, Inc., Class A(a)	880
19	Haemonetics Corp.(a)	1,320
8	Hologic, Inc.(a)	571
18	Intuitive Surgical, Inc.(a)	4,143
47	LeMaitre Vascular, Inc.	2,366
7	Penumbra, Inc.(a)	976
2	ResMed, Inc.	481
7	Shockwave Medical, Inc.(a)	1,477
2	STERIS PLC	451
2	Stryker Corp.	430
1	Teleflex, Inc.	240

		20,058

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 0.7%
23	Acadia Healthcare Co., Inc.(a)	$1,907
5	Amedisys, Inc.(a)	599
22	Centene Corp.(a)	2,045
4	Chemed Corp.	1,925
8	Cigna Corp.	2,203
12	CVS Health Corp.	1,148
6	Elevance Health, Inc.	2,863
13	Encompass Health Corp.	658
6	Enhabit, Inc.(a)	105
31	HCA Healthcare, Inc.	6,585
4	Humana, Inc.	1,928
4	Quest Diagnostics, Inc.	546
39	Select Medical Holdings Corp.	1,155
23	Tenet Healthcare Corp.(a)	1,521
6	UnitedHealth Group, Inc.	3,254

		28,442

	Health Care Technology — 0.3%
74	Allscripts Healthcare Solutions, Inc.(a)	1,171
155	Doximity, Inc., Class A(a)	6,559
24	Veeva Systems, Inc., Class A(a)	5,366

		13,096

	Hotels, Restaurants & Leisure — 0.8%
6	Booking Holdings, Inc.(a)	11,614
9	Expedia Group, Inc.(a)	955
20	Hilton Worldwide Holdings, Inc.	2,562
17	Jack in the Box, Inc.	1,175
5	McDonald’s Corp.	1,317
72	Starbucks Corp.	6,104
40	Travel & Leisure Co.	1,724
85	Yum China Holdings, Inc.	4,140
26	Yum! Brands, Inc.	3,186

		32,777

	Household Durables — 0.2%
8	DR Horton, Inc.	624
45	KB Home	1,469
19	Meritage Homes Corp.(a)	1,678
85	PulteGroup, Inc.	3,707
61	Taylor Morrison Home Corp.(a)	1,751

		9,229

	Household Products — 0.2%
51	Colgate-Palmolive Co.	4,016
15	Kimberly-Clark Corp.	1,977
23	Procter & Gamble Co. (The)	3,195

		9,188

	Independent Power & Renewable Electricity Producers — 0.1%
22	AES Corp. (The)	489
28	NextEra Energy Partners LP	2,316
92	Sunnova Energy International, Inc.(a)	2,394

		5,199

	Industrial Conglomerates — 0.1%
7	3M Co.	1,003
45	General Electric Co.	3,326
8	Honeywell International, Inc.	1,539

		5,868

	Insurance — 0.8%
14	Aflac, Inc.	802
8	Allstate Corp. (The)	936
84	American International Group, Inc.	4,349
7	Chubb Ltd.	1,320
	Insurance — continued
29	First American Financial Corp.	1,682
16	Hanover Insurance Group, Inc. (The)	2,184
12	Marsh & McLennan Cos., Inc.	1,968
59	Prudential Financial, Inc.	5,899
41	Reinsurance Group of America, Inc.	4,747
30	Selective Insurance Group, Inc.	2,336
6	Travelers Cos., Inc. (The)	952
27	Willis Towers Watson PLC	5,587

		32,762

	Interactive Media & Services — 1.2%
120	Alphabet, Inc., Class A(a)	13,958
85	Alphabet, Inc., Class C(a)	9,914
113	Meta Platforms, Inc., Class A(a)	17,978
276	Pinterest, Inc., Class A(a)	5,377
57	Twitter, Inc.(a)	2,372

		49,599

	Internet & Direct Marketing Retail — 1.0%
40	Alibaba Group Holding Ltd., Sponsored ADR(a)	3,575
208	Amazon.com, Inc.(a)	28,069
164	eBay, Inc.	7,975
33	Etsy, Inc.(a)	3,423

		43,042

	IT Services — 1.4%
3	Accenture PLC, Class A	919
4	Automatic Data Processing, Inc.	964
45	Block, Inc.(a)	3,423
11	Cognizant Technology Solutions Corp., Class A	748
11	Concentrix Corp.	1,471
70	Fiserv, Inc.(a)	7,398
19	Gartner, Inc.(a)	5,044
39	Global Payments, Inc.	4,771
10	International Business Machines Corp.	1,308
20	Mastercard, Inc., Class A	7,076
4	Paychex, Inc.	513
54	PayPal Holdings, Inc.(a)	4,673
10	Perficient, Inc.(a)	1,055
82	Shopify, Inc., Class A(a)	2,856
2	VeriSign, Inc.(a)	378
74	Visa, Inc., Class A	15,696
7	WEX, Inc.(a)	1,163

		59,456

	Leisure Products — 0.0%
78	Mattel, Inc.(a)	1,810

	Life Sciences Tools & Services — 0.3%
8	Agilent Technologies, Inc.	1,073
7	Danaher Corp.	2,040
24	Illumina, Inc.(a)	5,200
2	IQVIA Holdings, Inc.(a)	481
4	PerkinElmer, Inc.	613
9	Repligen Corp.(a)	1,920
3	Thermo Fisher Scientific, Inc.	1,795
1	Waters Corp.(a)	364

		13,486

	Machinery — 0.6%
12	AGCO Corp.	1,307
5	Caterpillar, Inc.	991
5	Chart Industries, Inc.(a)	975
9	Cummins, Inc.	1,992
12	Deere & Co.	4,118
7	Illinois Tool Works, Inc.	1,454

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
25	ITT, Inc.	$1,876
20	Oshkosh Corp.	1,722
37	PACCAR, Inc.	3,386
21	Parker-Hannifin Corp.	6,071
25	Terex Corp.	838
22	Toro Co. (The)	1,892

		26,622

	Media — 0.5%
1	Cable One, Inc.	1,377
20	Charter Communications, Inc., Class A(a)	8,642
207	Comcast Corp., Class A	7,767
32	Interpublic Group of Cos., Inc. (The)	956
27	New York Times Co. (The), Class A	863
39	News Corp., Class A	668
27	News Corp., Class B	466
16	Omnicom Group, Inc.	1,117
12	Paramount Global, Class B	284

		22,140

	Metals & Mining — 0.2%
19	Alcoa Corp.	967
52	Cleveland-Cliffs, Inc.(a)	921
34	Commercial Metals Co.	1,347
11	Newmont Corp.	498
4	Nucor Corp.	543
10	Reliance Steel & Aluminum Co.	1,902
27	Steel Dynamics, Inc.	2,103

		8,281

	Multi-Utilities — 0.1%
18	Consolidated Edison, Inc.	1,787
8	DTE Energy Co.	1,043
4	WEC Energy Group, Inc.	415

		3,245

	Multiline Retail — 0.1%
24	Kohl’s Corp.	700
59	Macy’s, Inc.	1,041
11	Target Corp.	1,797

		3,538

	Oil, Gas & Consumable Fuels — 1.0%
127	Antero Midstream Corp.	1,278
202	APA Corp.	7,508
17	Chevron Corp.	2,784
83	CNX Resources Corp.(a)	1,433
72	ConocoPhillips	7,015
21	Diamondback Energy, Inc.	2,689
82	EOG Resources, Inc.	9,120
44	EQT Corp.	1,937
34	Exxon Mobil Corp.	3,296
25	HF Sinclair Corp.	1,196
36	Kinder Morgan, Inc.	648
34	Marathon Oil Corp.	843
4	Occidental Petroleum Corp.	263
47	Range Resources Corp.(a)	1,554
180	Southwestern Energy Co.(a)	1,271
7	Valero Energy Corp.	775

		43,610

	Paper & Forest Products — 0.0%
16	Louisiana-Pacific Corp.	1,018

	Pharmaceuticals — 0.9%
63	Bristol-Myers Squibb Co.	4,648
6	Eli Lilly & Co.	1,978
	Pharmaceuticals — continued
10	Jazz Pharmaceuticals PLC(a)	1,561
20	Johnson & Johnson	3,490
42	Merck & Co., Inc.	3,752
88	Novartis AG, Sponsored ADR	7,553
30	Novo Nordisk A/S, Sponsored ADR	3,482
24	Perrigo Co. PLC	1,005
53	Pfizer, Inc.	2,677
129	Roche Holding AG, Sponsored ADR	5,350
5	Zoetis, Inc.	913

		36,409

	Professional Services — 0.3%
23	Equifax, Inc.	4,805
22	Exponent, Inc.	2,211
23	Korn Ferry	1,506
12	ManpowerGroup, Inc.	941
7	Verisk Analytics, Inc.	1,332

		10,795

	Real Estate Management & Development — 0.2%
69	CBRE Group, Inc., Class A(a)	5,908
10	Jones Lang LaSalle, Inc.(a)	1,906

		7,814

	REITs – Apartments — 0.2%
37	American Campus Communities, Inc.	2,417
16	AvalonBay Communities, Inc.	3,423
15	Equity Residential	1,176
6	Essex Property Trust, Inc.	1,719

		8,735

	REITs – Diversified — 0.2%
106	American Assets Trust, Inc.	3,204
7	American Tower Corp.	1,896
8	Crown Castle International Corp.	1,445
4	Digital Realty Trust, Inc.	530
1	Equinix, Inc.	704
21	VICI Properties, Inc.	718
34	Weyerhaeuser Co.	1,235

		9,732

	REITs – Health Care — 0.1%
10	Ventas, Inc.	538
44	Welltower, Inc.	3,799

		4,337

	REITs – Hotels — 0.0%
27	Host Hotels & Resorts, Inc.	481

	REITs – Mortgage — 0.0%
42	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,516

	REITs – Office Property — 0.3%
23	Alexandria Real Estate Equities, Inc.	3,813
198	Brandywine Realty Trust	1,851
97	Corporate Office Properties Trust	2,731
63	Douglas Emmett, Inc.	1,489
84	Easterly Government Properties, Inc.	1,703
28	Kilroy Realty Corp.	1,517

		13,104

	REITs – Shopping Centers — 0.1%
151	Brixmor Property Group, Inc.	3,500

	REITs – Warehouse/Industrials — 0.0%
14	ProLogis, Inc.	1,856

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — 0.4%
4	Avis Budget Group, Inc.(a)	$728
49	Canadian Pacific Railway Ltd.	3,865
47	CSX Corp.	1,519
19	Norfolk Southern Corp.	4,772
18	Ryder System, Inc.	1,410
19	Union Pacific Corp.	4,319

		16,613

	Semiconductors & Semiconductor Equipment — 1.3%
22	Advanced Micro Devices, Inc.(a)	2,078
7	Analog Devices, Inc.	1,204
6	Broadcom, Inc.	3,213
16	Cirrus Logic, Inc.(a)	1,367
23	Enphase Energy, Inc.(a)	6,536
13	First Solar, Inc.(a)	1,289
38	Intel Corp.	1,380
37	Lattice Semiconductor Corp.(a)	2,276
14	Micron Technology, Inc.	866
119	NVIDIA Corp.	21,614
46	QUALCOMM, Inc.	6,673
11	Silicon Laboratories, Inc.(a)	1,622
7	Synaptics, Inc.(a)	1,015
7	Texas Instruments, Inc.	1,252
8	Universal Display Corp.	924
17	Wolfspeed, Inc.(a)	1,416

		54,725

	Software — 2.1%
12	Adobe, Inc.(a)	4,921
3	ANSYS, Inc.(a)	837
4	Aspen Technology, Inc.(a)	816
54	Autodesk, Inc.(a)	11,681
12	Blackbaud, Inc.(a)	736
4	Citrix Systems, Inc.	406
24	CommVault Systems, Inc.(a)	1,346
3	Fair Isaac Corp.(a)	1,386
17	Fortinet, Inc.(a)	1,014
56	Microsoft Corp.	15,722
23	NortonLifeLock, Inc.	564
238	Oracle Corp.	18,526
9	Paylocity Holding Corp.(a)	1,853
11	Qualys, Inc.(a)	1,346
93	Salesforce, Inc.(a)	17,114
5	ServiceNow, Inc.(a)	2,233
14	SPS Commerce, Inc.(a)	1,677
53	Workday, Inc., Class A(a)	8,220

		90,398

	Specialty Retail — 0.4%
5	Asbury Automotive Group, Inc.(a)	858
5	Best Buy Co., Inc.	385
18	Boot Barn Holdings, Inc.(a)	1,121
11	Five Below, Inc.(a)	1,398
16	GameStop Corp., Class A(a)	544
15	Home Depot, Inc. (The)	4,514
4	Lithia Motors, Inc.	1,061
10	Lowe’s Cos., Inc.	1,915
15	TJX Cos., Inc. (The)	917
1	Tractor Supply Co.	192
1	Ulta Beauty, Inc.(a)	389
11	Williams-Sonoma, Inc.	1,589

		14,883

	Technology Hardware, Storage & Peripherals — 0.0%
38	Hewlett Packard Enterprise Co.	541
	Technology Hardware, Storage & Peripherals — continued
23	HP, Inc.	768

		1,309

	Textiles, Apparel & Luxury Goods — 0.2%
10	Crocs, Inc.(a)	716
6	Deckers Outdoor Corp.(a)	1,879
39	NIKE, Inc., Class B	4,482
337	Under Armour, Inc., Class A(a)	3,121
9	VF Corp.	402

		10,600

	Thrifts & Mortgage Finance — 0.1%
238	MGIC Investment Corp.	3,365
36	Mr. Cooper Group, Inc.(a)	1,622

		4,987

	Trading Companies & Distributors — 0.0%
10	GATX Corp.	1,003

	Water Utilities — 0.1%
16	American States Water Co.	1,395
9	American Water Works Co., Inc.	1,399
34	Essential Utilities, Inc.	1,766

		4,560

	Wireless Telecommunication Services — 0.0%
6	T-Mobile US, Inc.(a)	858

	Total Common Stocks (Identified Cost $1,139,502)	1,156,777

Principal Amount
Bonds and Notes — 20.7%
	Automotive — 0.4%
$9,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	8,850
2,000	Lear Corp., 4.250%, 5/15/2029	1,880
5,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	4,479

		15,209

	Banking — 3.3%
9,000	American Express Co., 3.700%, 8/03/2023	9,037
10,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	9,657
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,061
5,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	4,996
11,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	10,030
9,000	Citigroup, Inc., 4.600%, 3/09/2026	9,163
9,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	8,995
9,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,870
10,000	KeyCorp, MTN, 2.550%, 10/01/2029	8,888
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	3,821
5,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	5,010
5,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	4,515
10,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	9,624
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,921
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,948
7,000	State Street Corp., 2.400%, 1/24/2030	6,306
5,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	4,324
10,000	Truist Bank, 3.200%, 4/01/2024	9,996

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$10,000	Westpac Banking Corp., 2.350%, 2/19/2025	$9,754

		139,916

	Brokerage — 0.4%
10,000	BlackRock, Inc., 2.400%, 4/30/2030	9,085
10,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	7,754

		16,839

	Building Materials — 0.3%
5,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	4,586
10,000	Owens Corning, 3.950%, 8/15/2029	9,532

		14,118

	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,945

	Diversified Manufacturing — 0.3%
10,000	3M Co., 3.050%, 4/15/2030	9,487
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,563

		14,050

	Electric — 1.1%
9,000	Duke Energy Corp., 3.750%, 4/15/2024	9,037
11,000	Entergy Corp., 0.900%, 9/15/2025	10,017
5,000	Exelon Corp., 4.050%, 4/15/2030	4,958
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,677
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,766
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,730
9,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	8,925

		47,110

	Environmental — 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,954
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,629

		6,583

	Finance Companies — 0.3%
6,000	Ares Capital Corp., 3.250%, 7/15/2025	5,658
6,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	5,246

		10,904

	Food & Beverage — 0.8%
11,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	10,253
9,000	General Mills, Inc., 4.000%, 4/17/2025	9,113
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,560
10,000	PepsiCo, Inc., 2.750%, 3/19/2030	9,532

		33,458

	Government Owned – No Guarantee — 0.6%
8,000	Equinor ASA, 3.625%, 4/06/2040	7,340
13,000	Federal National Mortgage Association, 6.625%, 11/15/2030	16,458

		23,798

	Health Insurance — 0.4%
9,000	Elevance Health, Inc., 4.101%, 3/01/2028	9,126
7,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,221

		17,347

	Healthcare — 0.6%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	5,107
4,000	Cigna Corp., 3.750%, 7/15/2023	4,007
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,033
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	3,873
	Healthcare — continued
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,957
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,580

		24,557

	Integrated Energy — 0.4%
10,000	Exxon Mobil Corp., 2.992%, 3/19/2025	9,961
7,000	Shell International Finance BV, 6.375%, 12/15/2038	8,427

		18,388

	Life Insurance — 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,073

	Mortgage Related — 4.9%
24,169	FHLMC, 2.500%, 2/01/2052	22,559
11,776	FHLMC, 3.000%, 4/01/2052	11,347
8,870	FHLMC, 3.500%, 5/01/2052	8,784
50,015	FNMA, 2.000%, with various maturities in 2051(b)	45,091
47,228	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	44,140
47,805	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	46,333
26,647	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	26,461
1,976	FNMA, 4.000%, 3/01/2050	1,995
2,306	FNMA, 4.500%, with various maturities in 2049(b)	2,368

		209,078

	Natural Gas — 0.2%
11,000	NiSource, Inc., 0.950%, 8/15/2025	10,069

	Pharmaceuticals — 0.5%
9,000	AbbVie, Inc., 3.600%, 5/14/2025	9,001
5,000	Biogen, Inc., 2.250%, 5/01/2030	4,272
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,952
3,000	Viatris, Inc., 3.850%, 6/22/2040	2,189

		20,414

	Property & Casualty Insurance — 0.1%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,695

	Railroads — 0.2%
10,000	CSX Corp., 2.600%, 11/01/2026	9,720

	REITs – Apartments — 0.1%
5,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,515

	REITs – Health Care — 0.1%
5,000	Welltower, Inc., 2.800%, 6/01/2031	4,336

	REITs – Office Property — 0.6%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,948
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,743
11,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	9,332

		24,023

	REITs – Single Tenant — 0.1%
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,901
3,000	Spirit Realty LP, 2.700%, 2/15/2032	2,417

		5,318

	REITs – Warehouse/Industrials — 0.1%
6,000	Prologis LP, 1.250%, 10/15/2030	4,938

	Restaurants — 0.2%
10,000	Starbucks Corp., 2.250%, 3/12/2030	8,791

	Retailers — 0.3%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	5,035
11,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	9,673

		14,708

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2015 Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — 1.1%
$9,000	Apple, Inc., 2.500%, 2/09/2025	$8,920
4,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	3,792
4,000	Intel Corp., 2.450%, 11/15/2029	3,688
10,000	International Business Machines Corp., 4.000%, 6/20/2042	9,116
4,000	NVIDIA Corp., 2.850%, 4/01/2030	3,817
9,000	Oracle Corp., 2.950%, 5/15/2025	8,774
10,000	QUALCOMM, Inc., 1.650%, 5/20/2032	8,469

		46,576

	Treasuries — 2.6%
10,000	U.S. Treasury Bond, 2.250%, 5/15/2041	8,561
9,000	U.S. Treasury Bond, 2.500%, 5/15/2046	7,801
18,700	U.S. Treasury Bond, 2.875%, 11/15/2046	17,390
26,000	U.S. Treasury Bond, 3.000%, 5/15/2045	24,633
9,100	U.S. Treasury Bond, 3.000%, 2/15/2048	8,754
9,100	U.S. Treasury Bond, 3.000%, 2/15/2049	8,872
37,000	U.S. Treasury Note, 0.375%, 11/30/2025	34,153

		110,164

	Utility Other — 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,614

	Wireless — 0.2%
8,000	Vodafone Group PLC, 6.150%, 2/27/2037	8,904

	Wirelines — 0.3%
4,000	AT&T, Inc., 3.650%, 6/01/2051	3,259
8,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.511%, 5/15/2025(c)	7,983

		11,242

	Total Bonds and Notes (Identified Cost $980,138)	885,400

Shares
Exchange-Traded Funds — 3.4%
2,230	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $153,955)	147,648

Mutual Funds — 4.9%
4,615	WCM Focused Emerging Markets Fund, Institutional Class	61,199
7,141	WCM Focused International Growth Fund, Institutional Class	148,684

	Total Mutual Funds (Identified Cost $247,772)	209,883

Affiliated Mutual Funds — 41.9%
63,495	Loomis Sayles Inflation Protected Securities Fund, Class N	683,840
45,931	Loomis Sayles Limited Term Government and Agency Fund, Class N	503,865
51,523	Mirova Global Green Bond Fund, Class N	462,679
12,832	Mirova International Sustainable Equity Fund, Class N	143,587

	Total Affiliated Mutual Funds (Identified Cost $1,972,523)	1,793,971

Short-Term Investments — 3.0%
$127,527	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/29/2022 at 0.650% to be repurchased at $127,534 on 8/01/2022 collateralized by $129,800 U.S. Treasury Note, 3.000% due 7/15/2025 valued at $130,459 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $127,527)	127,527

	Total Investments — 100.9% (Identified Cost $4,621,417)	4,321,206
	Other assets less liabilities — (0.9)%	(37,049)

	Net Assets — 100.0%	$4,284,157

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of Rule 144A holdings amounted to $7,613 or 0.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2022 (Unaudited)

Fixed Income	59.3%
Equity	38.6
Short-Term Investments	3.0

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2020 Fund

Shares	Description	Value (†)
Common Stocks — 33.0% of Net Assets
	Aerospace & Defense — 0.6%
40	AAR Corp.(a)	$1,781
8	Axon Enterprise, Inc.(a)	882
83	Boeing Co. (The)(a)	13,223
1	L3Harris Technologies, Inc.	240
3	Lockheed Martin Corp.	1,241
12	Moog, Inc., Class A	1,028
2	Northrop Grumman Corp.	958
25	Raytheon Technologies Corp.	2,330

		21,683

	Air Freight & Logistics — 0.2%
41	Expeditors International of Washington, Inc.	4,356
2	FedEx Corp.	466
16	GXO Logistics, Inc.(a)	768
5	United Parcel Service, Inc., Class B	975

		6,565

	Airlines — 0.1%
39	Delta Air Lines, Inc.(a)	1,240
134	JetBlue Airways Corp.(a)	1,128

		2,368

	Auto Components — 0.3%
127	BorgWarner, Inc.	4,885
90	Dana, Inc.	1,508
15	Dorman Products, Inc.(a)	1,516
12	Visteon Corp.(a)	1,531

		9,440

	Automobiles — 0.7%
206	General Motors Co.(a)	7,470
21	Tesla, Inc.(a)	18,720
12	Thor Industries, Inc.	1,012

		27,202

	Banks — 1.5%
61	Ameris Bancorp	2,885
149	Bank of America Corp.	5,038
62	Cadence Bank	1,618
165	Citigroup, Inc.	8,563
39	Citizens Financial Group, Inc.	1,481
13	Fifth Third Bancorp	444
279	FNB Corp.	3,337
194	Fulton Financial Corp.	3,238
38	Huntington Bancshares, Inc.	505
55	International Bancshares Corp.	2,412
12	JPMorgan Chase & Co.	1,384
61	KeyCorp	1,116
4	M&T Bank Corp.	710
7	PNC Financial Services Group, Inc. (The)	1,162
61	Regions Financial Corp.	1,292
2	Signature Bank	371
1	SVB Financial Group(a)	403
62	Truist Financial Corp.	3,129
81	Trustmark Corp.	2,630
30	U.S. Bancorp	1,416
49	Webster Financial Corp.	2,276
145	Wells Fargo & Co.	6,361
22	Wintrust Financial Corp.	1,893

		53,664

	Beverages — 0.7%
12	Boston Beer Co., Inc. (The), Class A(a)	4,565
54	Coca-Cola Co. (The)	3,465
	Beverages — continued
10	Keurig Dr Pepper, Inc.	387
147	Monster Beverage Corp.(a)	14,644
13	PepsiCo, Inc.	2,275

		25,336

	Biotechnology — 1.0%
23	AbbVie, Inc.	3,301
46	Alnylam Pharmaceuticals, Inc.(a)	6,534
10	Amgen, Inc.	2,475
28	Arrowhead Pharmaceuticals, Inc.(a)	1,191
7	Biogen, Inc.(a)	1,505
36	BioMarin Pharmaceutical, Inc.(a)	3,098
56	CRISPR Therapeutics AG(a)	4,200
5	Gilead Sciences, Inc.	299
34	Halozyme Therapeutics, Inc.(a)	1,662
7	Moderna, Inc.(a)	1,149
15	Neurocrine Biosciences, Inc.(a)	1,412
18	Regeneron Pharmaceuticals, Inc.(a)	10,470

		37,296

	Building Products — 0.4%
24	Builders FirstSource, Inc.(a)	1,632
8	Carlisle Cos., Inc.	2,369
18	Carrier Global Corp.	730
9	Johnson Controls International PLC	485
8	Lennox International, Inc.	1,916
63	Masco Corp.	3,489
26	Owens Corning	2,411
17	Trex Co., Inc.(a)	1,097

		14,129

	Capital Markets — 2.0%
3	Ameriprise Financial, Inc.	810
129	Bank of New York Mellon Corp. (The)	5,606
2	BlackRock, Inc.	1,338
126	Charles Schwab Corp. (The)	8,700
5	CME Group, Inc.	997
13	FactSet Research Systems, Inc.	5,586
19	Goldman Sachs Group, Inc. (The)	6,334
55	Intercontinental Exchange, Inc.	5,609
44	Janus Henderson Group PLC	1,134
152	KKR & Co., Inc.	8,430
18	Moody’s Corp.	5,585
20	Morgan Stanley	1,686
11	MSCI, Inc.	5,295
5	Northern Trust Corp.	499
11	S&P Global, Inc.	4,146
77	SEI Investments Co.	4,263
98	State Street Corp.	6,962
8	Virtus Investment Partners, Inc.	1,651

		74,631

	Chemicals — 0.2%
3	Air Products & Chemicals, Inc.	745
8	DuPont de Nemours, Inc.	490
23	HB Fuller Co.	1,477
17	Innospec, Inc.	1,734
5	Linde PLC	1,510
20	Minerals Technologies, Inc.	1,336
11	Stepan Co.	1,234

		8,526

	Commercial Services & Supplies — 0.2%
12	MSA Safety, Inc.	1,540
14	Tetra Tech, Inc.	2,146

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
24	Viad Corp.(a)	$810
21	Waste Management, Inc.	3,456

		7,952

	Communications Equipment — 0.1%
29	Ciena Corp.(a)	1,497
16	Lumentum Holdings, Inc.(a)	1,447

		2,944

	Construction & Engineering — 0.1%
45	AECOM	3,240

	Consumer Finance — 0.5%
258	Ally Financial, Inc.	8,532
29	American Express Co.	4,467
55	Capital One Financial Corp.	6,041
34	Green Dot Corp., Class A(a)	955

		19,995

	Containers & Packaging — 0.1%
7	Ball Corp.	514
13	International Paper Co.	556
38	Sonoco Products Co.	2,413

		3,483

	Distributors — 0.1%
12	Genuine Parts Co.	1,834

	Diversified Consumer Services — 0.1%
19	Grand Canyon Education, Inc.(a)	1,825
30	Service Corp. International	2,234

		4,059

	Diversified Telecommunication Services — 0.1%
34	AT&T, Inc.	638
55	Lumen Technologies, Inc.	599
20	Verizon Communications, Inc.	924

		2,161

	Electric Utilities — 0.3%
29	American Electric Power Co., Inc.	2,858
36	Edison International	2,440
37	Eversource Energy	3,264
16	IDACORP, Inc.	1,788
27	NextEra Energy, Inc.	2,281

		12,631

	Electrical Equipment — 0.7%
5	Acuity Brands, Inc.	912
127	ChargePoint Holdings, Inc.(a)	1,919
7	Eaton Corp. PLC	1,039
8	Emerson Electric Co.	721
266	Fluence Energy, Inc.(a)	3,655
10	Hubbell, Inc.	2,190
175	Plug Power, Inc.(a)	3,734
12	Rockwell Automation, Inc.	3,063
141	Shoals Technologies Group, Inc., Class A(a)	3,332
175	Sunrun, Inc.(a)	5,721

		26,286

	Electronic Equipment, Instruments & Components — 0.3%
48	Avnet, Inc.	2,298
31	Cognex Corp.	1,581
11	Corning, Inc.	404
5	II-VI, Inc.(a)	263
27	Itron, Inc.(a)	1,577
3	Keysight Technologies, Inc.(a)	488
7	Littelfuse, Inc.	1,952
	Electronic Equipment, Instruments & Components — continued
14	TE Connectivity Ltd.	1,872

		10,435

	Energy Equipment & Services — 0.1%
162	Archrock, Inc.	1,367
21	Baker Hughes Co.	540
71	ChampionX Corp.	1,483
22	Schlumberger NV	815

		4,205

	Entertainment — 1.2%
10	Activision Blizzard, Inc.	800
24	Electronic Arts, Inc.	3,150
89	Netflix, Inc.(a)	20,016
33	Take-Two Interactive Software, Inc.(a)	4,380
123	Walt Disney Co. (The)(a)	13,050
142	Warner Bros Discovery, Inc.(a)	2,130

		43,526

	Food & Staples Retailing — 0.3%
23	BJ’s Wholesale Club Holdings, Inc.(a)	1,557
2	Costco Wholesale Corp.	1,083
31	Kroger Co. (The)	1,440
43	SpartanNash Co.	1,388
55	Sprouts Farmers Market, Inc.(a)	1,520
14	Sysco Corp.	1,189
18	Walgreens Boots Alliance, Inc.	713
9	Walmart, Inc.	1,188

		10,078

	Food Products — 0.3%
20	Campbell Soup Co.	987
55	Darling Ingredients, Inc.(a)	3,810
15	General Mills, Inc.	1,122
32	Hain Celestial Group, Inc. (The)(a)	728
13	Hormel Foods Corp.	641
16	Ingredion, Inc.	1,456
4	J.M. Smucker Co. (The)	529
7	Kellogg Co.	518
5	McCormick & Co., Inc.	437

		10,228

	Gas Utilities — 0.1%
51	New Jersey Resources Corp.	2,356
18	ONE Gas, Inc.	1,529

		3,885

	Health Care Equipment & Supplies — 0.6%
29	Abbott Laboratories	3,156
5	Becton Dickinson & Co.	1,222
2	Cooper Cos., Inc. (The)	654
7	DexCom, Inc.(a)	575
16	Edwards Lifesciences Corp.(a)	1,609
16	Globus Medical, Inc., Class A(a)	939
19	Haemonetics Corp.(a)	1,320
7	Hologic, Inc.(a)	500
17	Intuitive Surgical, Inc.(a)	3,913
50	LeMaitre Vascular, Inc.	2,518
9	Penumbra, Inc.(a)	1,254
2	ResMed, Inc.	481
8	Shockwave Medical, Inc.(a)	1,687
2	STERIS PLC	451
3	Stryker Corp.	644
1	Teleflex, Inc.	240

		21,163

See accompanying notes to financial statements.

|  22

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 0.8%
24	Acadia Healthcare Co., Inc.(a)	$1,990
5	Amedisys, Inc.(a)	599
23	Centene Corp.(a)	2,138
4	Chemed Corp.	1,924
8	Cigna Corp.	2,203
11	CVS Health Corp.	1,053
6	Elevance Health, Inc.	2,863
15	Encompass Health Corp.	759
7	Enhabit, Inc.(a)	123
32	HCA Healthcare, Inc.	6,798
4	Humana, Inc.	1,928
4	Quest Diagnostics, Inc.	546
41	Select Medical Holdings Corp.	1,214
23	Tenet Healthcare Corp.(a)	1,521
7	UnitedHealth Group, Inc.	3,796

		29,455

	Health Care Technology — 0.4%
78	Allscripts Healthcare Solutions, Inc.(a)	1,234
174	Doximity, Inc., Class A(a)	7,364
27	Veeva Systems, Inc., Class A(a)	6,036

		14,634

	Hotels, Restaurants & Leisure — 0.9%
6	Booking Holdings, Inc.(a)	11,614
10	Expedia Group, Inc.(a)	1,060
22	Hilton Worldwide Holdings, Inc.	2,818
19	Jack in the Box, Inc.	1,314
5	McDonald’s Corp.	1,317
74	Starbucks Corp.	6,274
38	Travel & Leisure Co.	1,638
83	Yum China Holdings, Inc.	4,043
25	Yum! Brands, Inc.	3,063

		33,141

	Household Durables — 0.3%
8	DR Horton, Inc.	624
50	KB Home	1,632
19	Meritage Homes Corp.(a)	1,678
90	PulteGroup, Inc.	3,926
67	Taylor Morrison Home Corp.(a)	1,923

		9,783

	Household Products — 0.3%
53	Colgate-Palmolive Co.	4,173
16	Kimberly-Clark Corp.	2,109
27	Procter & Gamble Co. (The)	3,750

		10,032

	Independent Power & Renewable Electricity Producers — 0.2%
24	AES Corp. (The)	533
29	NextEra Energy Partners LP	2,400
95	Sunnova Energy International, Inc.(a)	2,472

		5,405

	Industrial Conglomerates — 0.2%
6	3M Co.	859
47	General Electric Co.	3,474
7	Honeywell International, Inc.	1,347

		5,680

	Insurance — 0.9%
16	Aflac, Inc.	917
7	Allstate Corp. (The)	819
90	American International Group, Inc.	4,659
9	Chubb Ltd.	1,698
	Insurance — continued
28	First American Financial Corp.	1,624
17	Hanover Insurance Group, Inc. (The)	2,320
12	Marsh & McLennan Cos., Inc.	1,968
61	Prudential Financial, Inc.	6,099
45	Reinsurance Group of America, Inc.	5,210
29	Selective Insurance Group, Inc.	2,258
6	Travelers Cos., Inc. (The)	952
28	Willis Towers Watson PLC	5,794

		34,318

	Interactive Media & Services — 1.4%
140	Alphabet, Inc., Class A(a)	16,285
80	Alphabet, Inc., Class C(a)	9,331
118	Meta Platforms, Inc., Class A(a)	18,774
293	Pinterest, Inc., Class A(a)	5,707
59	Twitter, Inc.(a)	2,455

		52,552

	Internet & Direct Marketing Retail — 1.2%
42	Alibaba Group Holding Ltd., Sponsored ADR(a)	3,753
219	Amazon.com, Inc.(a)	29,554
166	eBay, Inc.	8,073
35	Etsy, Inc.(a)	3,630

		45,010

	IT Services — 1.7%
3	Accenture PLC, Class A	919
6	Automatic Data Processing, Inc.	1,447
50	Block, Inc.(a)	3,803
10	Cognizant Technology Solutions Corp., Class A	680
10	Concentrix Corp.	1,338
74	Fiserv, Inc.(a)	7,820
20	Gartner, Inc.(a)	5,310
42	Global Payments, Inc.	5,137
11	International Business Machines Corp.	1,439
22	Mastercard, Inc., Class A	7,783
5	Paychex, Inc.	641
62	PayPal Holdings, Inc.(a)	5,365
11	Perficient, Inc.(a)	1,161
89	Shopify, Inc., Class A(a)	3,100
3	VeriSign, Inc.(a)	567
76	Visa, Inc., Class A	16,120
8	WEX, Inc.(a)	1,330

		63,960

	Leisure Products — 0.1%
83	Mattel, Inc.(a)	1,926

	Life Sciences Tools & Services — 0.4%
9	Agilent Technologies, Inc.	1,207
8	Danaher Corp.	2,332
26	Illumina, Inc.(a)	5,634
2	IQVIA Holdings, Inc.(a)	480
4	PerkinElmer, Inc.	613
8	Repligen Corp.(a)	1,707
3	Thermo Fisher Scientific, Inc.	1,795
1	Waters Corp.(a)	364

		14,132

	Machinery — 0.8%
15	AGCO Corp.	1,634
7	Caterpillar, Inc.	1,388
7	Chart Industries, Inc.(a)	1,365
9	Cummins, Inc.	1,992
13	Deere & Co.	4,461
7	Illinois Tool Works, Inc.	1,454

See accompanying notes to financial statements.

23  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
27	ITT, Inc.	$2,026
20	Oshkosh Corp.	1,722
39	PACCAR, Inc.	3,569
22	Parker-Hannifin Corp.	6,360
27	Terex Corp.	905
22	Toro Co. (The)	1,892

		28,768

	Media — 0.6%
1	Cable One, Inc.	1,377
21	Charter Communications, Inc., Class A(a)	9,074
218	Comcast Corp., Class A	8,179
39	Interpublic Group of Cos., Inc. (The)	1,165
30	New York Times Co. (The), Class A	959
42	News Corp., Class A	720
30	News Corp., Class B	518
17	Omnicom Group, Inc.	1,187
19	Paramount Global, Class B	449

		23,628

	Metals & Mining — 0.2%
18	Alcoa Corp.	916
52	Cleveland-Cliffs, Inc.(a)	921
36	Commercial Metals Co.	1,426
9	Newmont Corp.	408
3	Nucor Corp.	407
10	Reliance Steel & Aluminum Co.	1,903
25	Steel Dynamics, Inc.	1,947

		7,928

	Multi-Utilities — 0.1%
20	Consolidated Edison, Inc.	1,985
7	DTE Energy Co.	912
6	WEC Energy Group, Inc.	623

		3,520

	Multiline Retail — 0.1%
23	Kohl’s Corp.	670
60	Macy’s, Inc.	1,059
11	Target Corp.	1,797

		3,526

	Oil, Gas & Consumable Fuels — 1.3%
131	Antero Midstream Corp.	1,318
214	APA Corp.	7,954
18	Chevron Corp.	2,948
110	CNX Resources Corp.(a)	1,900
77	ConocoPhillips	7,502
22	Diamondback Energy, Inc.	2,817
87	EOG Resources, Inc.	9,676
38	EQT Corp.	1,673
38	Exxon Mobil Corp.	3,683
26	HF Sinclair Corp.	1,243
42	Kinder Morgan, Inc.	756
30	Marathon Oil Corp.	744
8	Occidental Petroleum Corp.	526
48	Range Resources Corp.(a)	1,587
183	Southwestern Energy Co.(a)	1,292
6	Valero Energy Corp.	665

		46,284

	Paper & Forest Products — 0.0%
16	Louisiana-Pacific Corp.	1,018

	Pharmaceuticals — 1.0%
67	Bristol-Myers Squibb Co.	4,943
6	Eli Lilly & Co.	1,978
	Pharmaceuticals — continued
11	Jazz Pharmaceuticals PLC(a)	1,717
21	Johnson & Johnson	3,665
47	Merck & Co., Inc.	4,199
87	Novartis AG, Sponsored ADR	7,467
31	Novo Nordisk A/S, Sponsored ADR	3,598
26	Perrigo Co. PLC	1,089
53	Pfizer, Inc.	2,677
130	Roche Holding AG, Sponsored ADR	5,391
6	Zoetis, Inc.	1,095

		37,819

	Professional Services — 0.3%
24	Equifax, Inc.	5,014
22	Exponent, Inc.	2,211
22	Korn Ferry	1,441
13	ManpowerGroup, Inc.	1,019
9	Verisk Analytics, Inc.	1,712

		11,397

	Real Estate Management & Development — 0.2%
74	CBRE Group, Inc., Class A(a)	6,336
10	Jones Lang LaSalle, Inc.(a)	1,907

		8,243

	REITs – Apartments — 0.3%
40	American Campus Communities, Inc.	2,613
16	AvalonBay Communities, Inc.	3,423
16	Equity Residential	1,254
6	Essex Property Trust, Inc.	1,719

		9,009

	REITs – Diversified — 0.3%
124	American Assets Trust, Inc.	3,748
8	American Tower Corp.	2,167
7	Crown Castle International Corp.	1,265
4	Digital Realty Trust, Inc.	530
1	Equinix, Inc.	704
21	VICI Properties, Inc.	718
32	Weyerhaeuser Co.	1,162

		10,294

	REITs – Health Care — 0.1%
10	Ventas, Inc.	538
44	Welltower, Inc.	3,799

		4,337

	REITs – Hotels — 0.0%
30	Host Hotels & Resorts, Inc.	534

	REITs – Mortgage — 0.0%
44	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,588

	REITs – Office Property — 0.4%
23	Alexandria Real Estate Equities, Inc.	3,813
203	Brandywine Realty Trust	1,898
94	Corporate Office Properties Trust	2,646
69	Douglas Emmett, Inc.	1,631
92	Easterly Government Properties, Inc.	1,865
30	Kilroy Realty Corp.	1,625

		13,478

	REITs – Shopping Centers — 0.1%
155	Brixmor Property Group, Inc.	3,593

	REITs – Warehouse/Industrials — 0.1%
15	ProLogis, Inc.	1,988

	Road & Rail — 0.5%
4	Avis Budget Group, Inc.(a)	728
47	Canadian Pacific Railway Ltd.	3,707

See accompanying notes to financial statements.

|  24

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — continued
51	CSX Corp.	$1,649
20	Norfolk Southern Corp.	5,023
17	Ryder System, Inc.	1,331
19	Union Pacific Corp.	4,319

		16,757

	Semiconductors & Semiconductor Equipment — 1.5%
23	Advanced Micro Devices, Inc.(a)	2,173
7	Analog Devices, Inc.	1,204
7	Broadcom, Inc.	3,748
17	Cirrus Logic, Inc.(a)	1,453
24	Enphase Energy, Inc.(a)	6,820
13	First Solar, Inc.(a)	1,289
36	Intel Corp.	1,307
37	Lattice Semiconductor Corp.(a)	2,275
15	Micron Technology, Inc.	928
119	NVIDIA Corp.	21,614
47	QUALCOMM, Inc.	6,818
14	Silicon Laboratories, Inc.(a)	2,065
7	Synaptics, Inc.(a)	1,015
7	Texas Instruments, Inc.	1,252
10	Universal Display Corp.	1,155
16	Wolfspeed, Inc.(a)	1,333

		56,449

	Software — 2.5%
12	Adobe, Inc.(a)	4,921
3	ANSYS, Inc.(a)	837
4	Aspen Technology, Inc.(a)	816
57	Autodesk, Inc.(a)	12,330
15	Blackbaud, Inc.(a)	920
4	Citrix Systems, Inc.	406
19	CommVault Systems, Inc.(a)	1,066
4	Fair Isaac Corp.(a)	1,848
17	Fortinet, Inc.(a)	1,014
58	Microsoft Corp.	16,283
23	NortonLifeLock, Inc.	564
247	Oracle Corp.	19,227
8	Paylocity Holding Corp.(a)	1,647
11	Qualys, Inc.(a)	1,346
95	Salesforce, Inc.(a)	17,482
5	ServiceNow, Inc.(a)	2,233
15	SPS Commerce, Inc.(a)	1,796
55	Workday, Inc., Class A(a)	8,531

		93,267

	Specialty Retail — 0.4%
5	Asbury Automotive Group, Inc.(a)	858
4	Best Buy Co., Inc.	308
17	Boot Barn Holdings, Inc.(a)	1,059
10	Five Below, Inc.(a)	1,271
16	GameStop Corp., Class A(a)	544
15	Home Depot, Inc. (The)	4,514
5	Lithia Motors, Inc.	1,326
11	Lowe’s Cos., Inc.	2,107
14	TJX Cos., Inc. (The)	856
2	Tractor Supply Co.	383
1	Ulta Beauty, Inc.(a)	389
11	Williams-Sonoma, Inc.	1,589

		15,204

	Technology Hardware, Storage & Peripherals — 0.0%
39	Hewlett Packard Enterprise Co.	555
22	HP, Inc.	735

		1,290

	Textiles, Apparel & Luxury Goods — 0.3%
10	Crocs, Inc.(a)	716
6	Deckers Outdoor Corp.(a)	1,879
41	NIKE, Inc., Class B	4,712
345	Under Armour, Inc., Class A(a)	3,195
10	VF Corp.	447

		10,949

	Thrifts & Mortgage Finance — 0.1%
251	MGIC Investment Corp.	3,549
39	Mr. Cooper Group, Inc.(a)	1,757

		5,306

	Trading Companies & Distributors — 0.0%
11	GATX Corp.	1,103

	Water Utilities — 0.1%
17	American States Water Co.	1,482
9	American Water Works Co., Inc.	1,399
37	Essential Utilities, Inc.	1,922

		4,803

	Wireless Telecommunication Services — 0.0%
6	T-Mobile US, Inc.(a)	858

	Total Common Stocks (Identified Cost $1,308,651)	1,211,911

Principal Amount
Bonds and Notes — 18.9%
	Automotive — 0.4%
$7,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	6,883
3,000	Lear Corp., 4.250%, 5/15/2029	2,820
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,583

		13,286

	Banking — 3.0%
7,000	American Express Co., 3.700%, 8/03/2023	7,029
8,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	7,726
6,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	6,046
3,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,998
9,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	8,207
7,000	Citigroup, Inc., 4.600%, 3/09/2026	7,127
8,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	7,996
7,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	6,898
7,000	KeyCorp, MTN, 2.550%, 10/01/2029	6,222
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	2,866
4,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	4,008
5,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	4,515
8,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	7,699
3,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,940
3,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,969
6,000	State Street Corp., 2.400%, 1/24/2030	5,405
4,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	3,459
8,000	Truist Bank, 3.200%, 4/01/2024	7,996
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	7,803

		109,909

See accompanying notes to financial statements.

25  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Principal Amount	Description	Value (†)
	Brokerage — 0.4%
$8,000	BlackRock, Inc., 2.400%, 4/30/2030	$7,268
8,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	6,204

		13,472

	Building Materials — 0.3%
4,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	3,669
8,000	Owens Corning, 3.950%, 8/15/2029	7,626

		11,295

	Chemicals — 0.1%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,945

	Diversified Manufacturing — 0.3%
8,000	3M Co., 3.050%, 4/15/2030	7,589
5,000	Emerson Electric Co., 2.000%, 12/21/2028	4,564

		12,153

	Electric — 1.1%
7,000	Duke Energy Corp., 3.750%, 4/15/2024	7,029
9,000	Entergy Corp., 0.900%, 9/15/2025	8,196
5,000	Exelon Corp., 4.050%, 4/15/2030	4,958
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	7,038
3,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	2,766
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,461
7,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	6,941

		40,389

	Environmental — 0.1%
4,000	Republic Services, Inc., 1.450%, 2/15/2031	3,302
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,630

		4,932

	Finance Companies — 0.2%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,772
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,371

		8,143

	Food & Beverage — 0.6%
7,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	6,525
7,000	General Mills, Inc., 4.000%, 4/17/2025	7,088
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,736
7,000	PepsiCo, Inc., 2.750%, 3/19/2030	6,672

		23,021

	Government Owned – No Guarantee — 0.5%
6,000	Equinor ASA, 3.625%, 4/06/2040	5,505
11,000	Federal National Mortgage Association, 6.625%, 11/15/2030	13,926

		19,431

	Health Insurance — 0.4%
7,000	Elevance Health, Inc., 4.101%, 3/01/2028	7,098
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,872

		12,970

	Healthcare — 0.5%
4,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	4,086
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,033
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	3,873
5,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	4,957
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,580

		19,529

	Integrated Energy — 0.3%
8,000	Exxon Mobil Corp., 2.992%, 3/19/2025	7,968
4,000	Shell International Finance BV, 6.375%, 12/15/2038	4,816

		12,784

	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,073

	Mortgage Related — 5.1%
34,602	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	32,300
14,692	FHLMC, 3.000%, with various maturities from 2049 to 2052(b)	14,161
8,870	FHLMC, 3.500%, 5/01/2052	8,784
42,254	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	38,095
31,910	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	29,824
39,748	FNMA, 3.000%, with various maturities from 2035 to 2052(b)	38,481
22,011	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	21,858
1,317	FNMA, 4.000%, 3/01/2050	1,330
1,522	FNMA, 4.500%, with various maturities in 2049(b)	1,564

		186,397

	Natural Gas — 0.2%
9,000	NiSource, Inc., 0.950%, 8/15/2025	8,238

	Pharmaceuticals — 0.4%
7,000	AbbVie, Inc., 3.600%, 5/14/2025	7,001
3,000	Biogen, Inc., 2.250%, 5/01/2030	2,563
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,952
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,459

		15,975

	Property & Casualty Insurance — 0.1%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,797

	Railroads — 0.2%
7,000	CSX Corp., 2.600%, 11/01/2026	6,804

	REITs – Apartments — 0.1%
5,000	Essex Portfolio LP, 3.000%, 1/15/2030	4,516

	REITs – Health Care — 0.1%
5,000	Welltower, Inc., 2.800%, 6/01/2031	4,336

	REITs – Office Property — 0.6%
8,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	7,959
5,000	Boston Properties LP, 2.750%, 10/01/2026	4,742
9,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	7,635

		20,336

	REITs – Single Tenant — 0.1%
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,901
3,000	Spirit Realty LP, 2.700%, 2/15/2032	2,417

		5,318

	REITs – Warehouse/Industrials — 0.1%
5,000	Prologis LP, 1.250%, 10/15/2030	4,115

	Restaurants — 0.2%
7,000	Starbucks Corp., 2.250%, 3/12/2030	6,154

	Retailers — 0.3%
3,000	Amazon.com, Inc., 3.875%, 8/22/2037	3,021
9,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	7,914

		10,935

	Technology — 1.1%
7,000	Apple, Inc., 2.500%, 2/09/2025	6,937
4,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	3,792

See accompanying notes to financial statements.

|  26

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2020 Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — continued
$5,000	Intel Corp., 2.450%, 11/15/2029	$4,610
7,000	International Business Machines Corp., 4.000%, 6/20/2042	6,381
5,000	NVIDIA Corp., 2.850%, 4/01/2030	4,771
7,000	Oracle Corp., 2.950%, 5/15/2025	6,824
7,000	QUALCOMM, Inc., 1.650%, 5/20/2032	5,929

		39,244

	Treasuries — 1.4%
8,000	U.S. Treasury Bond, 2.250%, 5/15/2041	6,848
7,000	U.S. Treasury Bond, 2.500%, 5/15/2046	6,067
11,000	U.S. Treasury Bond, 2.875%, 11/15/2046	10,230
11,000	U.S. Treasury Bond, 3.000%, 5/15/2045	10,422
9,000	U.S. Treasury Bond, 3.000%, 2/15/2048	8,658
11,000	U.S. Treasury Bond, 3.000%, 2/15/2049	10,725

		52,950

	Utility Other — 0.1%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,614

	Wireless — 0.2%
6,000	Vodafone Group PLC, 6.150%, 2/27/2037	6,678

	Wirelines — 0.3%
3,000	AT&T, Inc., 3.650%, 6/01/2051	2,444
7,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.511%, 5/15/2025(c)	6,985

		9,429

	Total Bonds and Notes (Identified Cost $755,591)	692,168

Shares
Exchange-Traded Funds — 4.3%
2,400	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $178,319)	158,904

Mutual Funds — 6.0%
4,354	WCM Focused Emerging Markets Fund, Institutional Class	57,740
7,710	WCM Focused International Growth Fund, Institutional Class	160,518

	Total Mutual Funds (Identified Cost $260,702)	218,258

Affiliated Mutual Funds — 35.5%
38,973	Loomis Sayles Inflation Protected Securities Fund, Class N	419,743
33,168	Loomis Sayles Limited Term Government and Agency Fund, Class N	363,852
40,320	Mirova Global Green Bond Fund, Class N	362,073
14,103	Mirova International Sustainable Equity Fund, Class N	157,815

	Total Affiliated Mutual Funds (Identified Cost $1,406,641)	1,303,483

Principal Amount	Description	Value (†)
Short-Term Investments — 3.2%
$118,588	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/29/2022 at 0.650% to be repurchased at $118,594 on 8/01/2022 collateralized by $46,300 U.S. Treasury Note, 3.000% due 7/15/2025 valued at $46,535; $61,900 U.S. Treasury Note, 0.500% due 1/15/2028 valued at $74,744 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $118,588)	118,588

	Total Investments — 100.9% (Identified Cost $4,028,492)	3,703,312
	Other assets less liabilities — (0.9)%	(32,634)

	Net Assets — 100.0%	$3,670,678

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of Rule 144A holdings amounted to $6,658 or 0.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2022 (Unaudited)

Fixed Income	50.1%
Equity	47.6
Short-Term Investments	3.2

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%

See accompanying notes to financial statements.

27  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2025 Fund

Shares	Description	Value (†)
Common Stocks — 36.5% of Net Assets
	Aerospace & Defense — 0.6%
85	AAR Corp.(a)	$3,785
19	Axon Enterprise, Inc.(a)	2,094
167	Boeing Co. (The)(a)	26,605
3	L3Harris Technologies, Inc.	720
6	Lockheed Martin Corp.	2,483
29	Moog, Inc., Class A	2,483
4	Northrop Grumman Corp.	1,916
54	Raytheon Technologies Corp.	5,033

		45,119

	Air Freight & Logistics — 0.2%
85	Expeditors International of Washington, Inc.	9,031
7	FedEx Corp.	1,632
31	GXO Logistics, Inc.(a)	1,488
11	United Parcel Service, Inc., Class B	2,144

		14,295

	Airlines — 0.1%
76	Delta Air Lines, Inc.(a)	2,417
261	JetBlue Airways Corp.(a)	2,197

		4,614

	Auto Components — 0.3%
273	BorgWarner, Inc.	10,499
176	Dana, Inc.	2,950
34	Dorman Products, Inc.(a)	3,437
24	Visteon Corp.(a)	3,062

		19,948

	Automobiles — 0.8%
450	General Motors Co.(a)	16,317
43	Tesla, Inc.(a)	38,332
26	Thor Industries, Inc.	2,193

		56,842

	Banks — 1.6%
131	Ameris Bancorp	6,195
310	Bank of America Corp.	10,481
134	Cadence Bank	3,497
354	Citigroup, Inc.	18,373
65	Citizens Financial Group, Inc.	2,468
26	Fifth Third Bancorp	887
601	FNB Corp.	7,188
419	Fulton Financial Corp.	6,993
75	Huntington Bancshares, Inc.	997
112	International Bancshares Corp.	4,912
27	JPMorgan Chase & Co.	3,115
121	KeyCorp	2,214
8	M&T Bank Corp.	1,420
18	PNC Financial Services Group, Inc. (The)	2,987
128	Regions Financial Corp.	2,711
4	Signature Bank	742
3	SVB Financial Group(a)	1,211
124	Truist Financial Corp.	6,258
174	Trustmark Corp.	5,650
66	U.S. Bancorp	3,115
106	Webster Financial Corp.	4,924
313	Wells Fargo & Co.	13,731
49	Wintrust Financial Corp.	4,216

		114,285

	Beverages — 0.7%
21	Boston Beer Co., Inc. (The), Class A(a)	7,989
120	Coca-Cola Co. (The)	7,700
	Beverages — continued
20	Keurig Dr Pepper, Inc.	775
303	Monster Beverage Corp.(a)	30,185
30	PepsiCo, Inc.	5,249

		51,898

	Biotechnology — 1.1%
47	AbbVie, Inc.	6,745
97	Alnylam Pharmaceuticals, Inc.(a)	13,778
20	Amgen, Inc.	4,949
58	Arrowhead Pharmaceuticals, Inc.(a)	2,467
12	Biogen, Inc.(a)	2,581
78	BioMarin Pharmaceutical, Inc.(a)	6,712
110	CRISPR Therapeutics AG(a)	8,250
17	Gilead Sciences, Inc.	1,016
77	Halozyme Therapeutics, Inc.(a)	3,765
16	Moderna, Inc.(a)	2,625
30	Neurocrine Biosciences, Inc.(a)	2,824
37	Regeneron Pharmaceuticals, Inc.(a)	21,523

		77,235

	Building Products — 0.4%
47	Builders FirstSource, Inc.(a)	3,196
18	Carlisle Cos., Inc.	5,330
31	Carrier Global Corp.	1,256
19	Johnson Controls International PLC	1,024
18	Lennox International, Inc.	4,312
137	Masco Corp.	7,587
54	Owens Corning	5,008
36	Trex Co., Inc.(a)	2,323

		30,036

	Capital Markets — 2.2%
7	Ameriprise Financial, Inc.	1,889
258	Bank of New York Mellon Corp. (The)	11,213
5	BlackRock, Inc.	3,346
252	Charles Schwab Corp. (The)	17,401
11	CME Group, Inc.	2,194
27	FactSet Research Systems, Inc.	11,601
40	Goldman Sachs Group, Inc. (The)	13,336
115	Intercontinental Exchange, Inc.	11,729
85	Janus Henderson Group PLC	2,190
333	KKR & Co., Inc.	18,468
38	Moody’s Corp.	11,790
31	Morgan Stanley	2,613
22	MSCI, Inc.	10,589
11	Northern Trust Corp.	1,098
24	S&P Global, Inc.	9,046
167	SEI Investments Co.	9,245
201	State Street Corp.	14,279
18	Virtus Investment Partners, Inc.	3,714

		155,741

	Chemicals — 0.3%
7	Air Products & Chemicals, Inc.	1,737
17	DuPont de Nemours, Inc.	1,041
52	HB Fuller Co.	3,338
37	Innospec, Inc.	3,774
13	Linde PLC	3,926
44	Minerals Technologies, Inc.	2,940
23	Stepan Co.	2,581

		19,337

	Commercial Services & Supplies — 0.2%
24	MSA Safety, Inc.	3,080
31	Tetra Tech, Inc.	4,751

See accompanying notes to financial statements.

|  28

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
50	Viad Corp.(a)	$1,689
41	Waste Management, Inc.	6,747

		16,267

	Communications Equipment — 0.1%
57	Ciena Corp.(a)	2,941
35	Lumentum Holdings, Inc.(a)	3,166

		6,107

	Construction & Engineering — 0.1%
98	AECOM	7,056

	Consumer Finance — 0.6%
557	Ally Financial, Inc.	18,420
61	American Express Co.	9,395
115	Capital One Financial Corp.	12,630
65	Green Dot Corp., Class A(a)	1,827

		42,272

	Containers & Packaging — 0.1%
12	Ball Corp.	881
25	International Paper Co.	1,069
81	Sonoco Products Co.	5,143

		7,093

	Distributors — 0.1%
21	Genuine Parts Co.	3,210

	Diversified Consumer Services — 0.1%
43	Grand Canyon Education, Inc.(a)	4,131
61	Service Corp. International	4,542

		8,673

	Diversified Telecommunication Services — 0.1%
72	AT&T, Inc.	1,352
90	Lumen Technologies, Inc.	980
42	Verizon Communications, Inc.	1,940

		4,272

	Electric Utilities — 0.4%
67	American Electric Power Co., Inc.	6,603
73	Edison International	4,947
76	Eversource Energy	6,705
33	IDACORP, Inc.	3,687
53	NextEra Energy, Inc.	4,478

		26,420

	Electrical Equipment — 0.8%
13	Acuity Brands, Inc.	2,371
249	ChargePoint Holdings, Inc.(a)	3,762
17	Eaton Corp. PLC	2,523
15	Emerson Electric Co.	1,351
521	Fluence Energy, Inc.(a)	7,159
23	Hubbell, Inc.	5,037
397	Plug Power, Inc.(a)	8,472
24	Rockwell Automation, Inc.	6,127
279	Shoals Technologies Group, Inc., Class A(a)	6,593
354	Sunrun, Inc.(a)	11,572

		54,967

	Electronic Equipment, Instruments & Components — 0.3%
102	Avnet, Inc.	4,883
68	Cognex Corp.	3,467
22	Corning, Inc.	809
11	II-VI, Inc.(a)	579
74	Itron, Inc.(a)	4,321
5	Keysight Technologies, Inc.(a)	813
13	Littelfuse, Inc.	3,625
	Electronic Equipment, Instruments & Components — continued
30	TE Connectivity Ltd.	4,012

		22,509

	Energy Equipment & Services — 0.1%
315	Archrock, Inc.	2,659
36	Baker Hughes Co.	925
137	ChampionX Corp.	2,862
44	Schlumberger NV	1,629

		8,075

	Entertainment — 1.3%
20	Activision Blizzard, Inc.	1,599
48	Electronic Arts, Inc.	6,299
187	Netflix, Inc.(a)	42,056
71	Take-Two Interactive Software, Inc.(a)	9,424
265	Walt Disney Co. (The)(a)	28,117
206	Warner Bros Discovery, Inc.(a)	3,090

		90,585

	Food & Staples Retailing — 0.3%
52	BJ’s Wholesale Club Holdings, Inc.(a)	3,520
4	Costco Wholesale Corp.	2,165
68	Kroger Co. (The)	3,158
96	SpartanNash Co.	3,100
123	Sprouts Farmers Market, Inc.(a)	3,400
29	Sysco Corp.	2,462
33	Walgreens Boots Alliance, Inc.	1,308
18	Walmart, Inc.	2,377

		21,490

	Food Products — 0.3%
37	Campbell Soup Co.	1,826
118	Darling Ingredients, Inc.(a)	8,175
27	General Mills, Inc.	2,019
67	Hain Celestial Group, Inc. (The)(a)	1,524
28	Hormel Foods Corp.	1,382
35	Ingredion, Inc.	3,184
7	J.M. Smucker Co. (The)	926
14	Kellogg Co.	1,035
8	McCormick & Co., Inc.	699

		20,770

	Gas Utilities — 0.1%
111	New Jersey Resources Corp.	5,127
40	ONE Gas, Inc.	3,398

		8,525

	Health Care Equipment & Supplies — 0.6%
58	Abbott Laboratories	6,313
15	Becton Dickinson & Co.	3,665
5	Cooper Cos., Inc. (The)	1,635
13	DexCom, Inc.(a)	1,067
31	Edwards Lifesciences Corp.(a)	3,117
33	Globus Medical, Inc., Class A(a)	1,937
38	Haemonetics Corp.(a)	2,641
13	Hologic, Inc.(a)	928
35	Intuitive Surgical, Inc.(a)	8,056
106	LeMaitre Vascular, Inc.	5,337
19	Penumbra, Inc.(a)	2,648
5	ResMed, Inc.	1,202
16	Shockwave Medical, Inc.(a)	3,375
4	STERIS PLC	903
6	Stryker Corp.	1,288
3	Teleflex, Inc.	721

		44,833

See accompanying notes to financial statements.

29  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 0.9%
51	Acadia Healthcare Co., Inc.(a)	$4,228
11	Amedisys, Inc.(a)	1,318
48	Centene Corp.(a)	4,463
8	Chemed Corp.	3,849
20	Cigna Corp.	5,507
25	CVS Health Corp.	2,392
12	Elevance Health, Inc.	5,725
30	Encompass Health Corp.	1,519
15	Enhabit, Inc.(a)	263
71	HCA Healthcare, Inc.	15,082
9	Humana, Inc.	4,338
9	Quest Diagnostics, Inc.	1,229
84	Select Medical Holdings Corp.	2,488
46	Tenet Healthcare Corp.(a)	3,041
14	UnitedHealth Group, Inc.	7,593

		63,035

	Health Care Technology — 0.4%
153	Allscripts Healthcare Solutions, Inc.(a)	2,420
343	Doximity, Inc., Class A(a)	14,516
52	Veeva Systems, Inc., Class A(a)	11,626

		28,562

	Hotels, Restaurants & Leisure — 1.0%
12	Booking Holdings, Inc.(a)	23,228
20	Expedia Group, Inc.(a)	2,121
46	Hilton Worldwide Holdings, Inc.	5,891
37	Jack in the Box, Inc.	2,558
12	McDonald’s Corp.	3,161
158	Starbucks Corp.	13,395
83	Travel & Leisure Co.	3,578
180	Yum China Holdings, Inc.	8,768
57	Yum! Brands, Inc.	6,985

		69,685

	Household Durables — 0.3%
17	DR Horton, Inc.	1,326
107	KB Home	3,492
42	Meritage Homes Corp.(a)	3,709
193	PulteGroup, Inc.	8,419
137	Taylor Morrison Home Corp.(a)	3,932

		20,878

	Household Products — 0.3%
107	Colgate-Palmolive Co.	8,425
34	Kimberly-Clark Corp.	4,481
56	Procter & Gamble Co. (The)	7,779

		20,685

	Independent Power & Renewable Electricity Producers — 0.2%
49	AES Corp. (The)	1,089
58	NextEra Energy Partners LP	4,799
196	Sunnova Energy International, Inc.(a)	5,100

		10,988

	Industrial Conglomerates — 0.2%
14	3M Co.	2,005
102	General Electric Co.	7,539
17	Honeywell International, Inc.	3,272

		12,816

	Insurance — 1.0%
29	Aflac, Inc.	1,662
15	Allstate Corp. (The)	1,755
189	American International Group, Inc.	9,785
18	Chubb Ltd.	3,396
	Insurance — continued
56	First American Financial Corp.	3,248
35	Hanover Insurance Group, Inc. (The)	4,776
29	Marsh & McLennan Cos., Inc.	4,755
129	Prudential Financial, Inc.	12,899
94	Reinsurance Group of America, Inc.	10,883
63	Selective Insurance Group, Inc.	4,905
15	Travelers Cos., Inc. (The)	2,380
61	Willis Towers Watson PLC	12,623

		73,067

	Interactive Media & Services — 1.6%
305	Alphabet, Inc., Class A(a)	35,478
157	Alphabet, Inc., Class C(a)	18,312
250	Meta Platforms, Inc., Class A(a)	39,775
631	Pinterest, Inc., Class A(a)	12,292
119	Twitter, Inc.(a)	4,952

		110,809

	Internet & Direct Marketing Retail — 1.4%
88	Alibaba Group Holding Ltd., Sponsored ADR(a)	7,864
453	Amazon.com, Inc.(a)	61,132
360	eBay, Inc.	17,507
76	Etsy, Inc.(a)	7,883

		94,386

	IT Services — 1.9%
8	Accenture PLC, Class A	2,450
12	Automatic Data Processing, Inc.	2,893
98	Block, Inc.(a)	7,454
20	Cognizant Technology Solutions Corp., Class A	1,359
22	Concentrix Corp.	2,943
160	Fiserv, Inc.(a)	16,909
42	Gartner, Inc.(a)	11,150
92	Global Payments, Inc.	11,253
20	International Business Machines Corp.	2,616
45	Mastercard, Inc., Class A	15,921
9	Paychex, Inc.	1,154
121	PayPal Holdings, Inc.(a)	10,470
23	Perficient, Inc.(a)	2,427
178	Shopify, Inc., Class A(a)	6,200
6	VeriSign, Inc.(a)	1,135
163	Visa, Inc., Class A	34,574
18	WEX, Inc.(a)	2,992

		133,900

	Leisure Products — 0.1%
177	Mattel, Inc.(a)	4,106

	Life Sciences Tools & Services — 0.4%
18	Agilent Technologies, Inc.	2,414
18	Danaher Corp.	5,246
52	Illumina, Inc.(a)	11,267
4	IQVIA Holdings, Inc.(a)	961
6	PerkinElmer, Inc.	919
18	Repligen Corp.(a)	3,841
7	Thermo Fisher Scientific, Inc.	4,189
3	Waters Corp.(a)	1,092

		29,929

	Machinery — 0.9%
27	AGCO Corp.	2,941
14	Caterpillar, Inc.	2,775
12	Chart Industries, Inc.(a)	2,341
21	Cummins, Inc.	4,647
26	Deere & Co.	8,923
15	Illinois Tool Works, Inc.	3,116

See accompanying notes to financial statements.

|  30

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
59	ITT, Inc.	$4,427
47	Oshkosh Corp.	4,047
84	PACCAR, Inc.	7,688
48	Parker-Hannifin Corp.	13,876
54	Terex Corp.	1,810
49	Toro Co. (The)	4,214

		60,805

	Media — 0.7%
3	Cable One, Inc.	4,130
45	Charter Communications, Inc., Class A(a)	19,445
459	Comcast Corp., Class A	17,222
82	Interpublic Group of Cos., Inc. (The)	2,449
63	New York Times Co. (The), Class A	2,013
81	News Corp., Class A	1,388
54	News Corp., Class B	933
36	Omnicom Group, Inc.	2,514
31	Paramount Global, Class B	733

		50,827

	Metals & Mining — 0.3%
36	Alcoa Corp.	1,832
104	Cleveland-Cliffs, Inc.(a)	1,842
81	Commercial Metals Co.	3,209
25	Newmont Corp.	1,132
7	Nucor Corp.	951
24	Reliance Steel & Aluminum Co.	4,566
58	Steel Dynamics, Inc.	4,517

		18,049

	Multi-Utilities — 0.1%
44	Consolidated Edison, Inc.	4,368
16	DTE Energy Co.	2,085
11	WEC Energy Group, Inc.	1,142

		7,595

	Multiline Retail — 0.1%
48	Kohl’s Corp.	1,399
118	Macy’s, Inc.	2,083
22	Target Corp.	3,594

		7,076

	Oil, Gas & Consumable Fuels — 1.4%
298	Antero Midstream Corp.	2,998
463	APA Corp.	17,210
39	Chevron Corp.	6,387
195	CNX Resources Corp.(a)	3,368
165	ConocoPhillips	16,076
47	Diamondback Energy, Inc.	6,017
188	EOG Resources, Inc.	20,909
84	EQT Corp.	3,699
83	Exxon Mobil Corp.	8,045
59	HF Sinclair Corp.	2,821
70	Kinder Morgan, Inc.	1,259
61	Marathon Oil Corp.	1,513
14	Occidental Petroleum Corp.	920
94	Range Resources Corp.(a)	3,109
357	Southwestern Energy Co.(a)	2,520
14	Valero Energy Corp.	1,551

		98,402

	Paper & Forest Products — 0.0%
32	Louisiana-Pacific Corp.	2,036

	Pharmaceuticals — 1.2%
136	Bristol-Myers Squibb Co.	10,034
14	Eli Lilly & Co.	4,616
	Pharmaceuticals — continued
24	Jazz Pharmaceuticals PLC(a)	3,745
48	Johnson & Johnson	8,377
95	Merck & Co., Inc.	8,487
187	Novartis AG, Sponsored ADR	16,050
68	Novo Nordisk A/S, Sponsored ADR	7,892
58	Perrigo Co. PLC	2,429
104	Pfizer, Inc.	5,253
276	Roche Holding AG, Sponsored ADR	11,446
12	Zoetis, Inc.	2,191

		80,520

	Professional Services — 0.3%
53	Equifax, Inc.	11,072
45	Exponent, Inc.	4,522
49	Korn Ferry	3,210
29	ManpowerGroup, Inc.	2,274
15	Verisk Analytics, Inc.	2,854

		23,932

	Real Estate Management & Development — 0.3%
162	CBRE Group, Inc., Class A(a)	13,871
24	Jones Lang LaSalle, Inc.(a)	4,576

		18,447

	REITs – Apartments — 0.3%
82	American Campus Communities, Inc.	5,356
36	AvalonBay Communities, Inc.	7,702
27	Equity Residential	2,116
13	Essex Property Trust, Inc.	3,725

		18,899

	REITs – Diversified — 0.3%
240	American Assets Trust, Inc.	7,255
18	American Tower Corp.	4,875
16	Crown Castle International Corp.	2,890
8	Digital Realty Trust, Inc.	1,060
2	Equinix, Inc.	1,407
57	VICI Properties, Inc.	1,949
59	Weyerhaeuser Co.	2,143

		21,579

	REITs – Health Care — 0.1%
18	Ventas, Inc.	968
90	Welltower, Inc.	7,771

		8,739

	REITs – Hotels — 0.0%
62	Host Hotels & Resorts, Inc.	1,104

	REITs – Mortgage — 0.1%
95	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,429

	REITs – Office Property — 0.4%
47	Alexandria Real Estate Equities, Inc.	7,792
434	Brandywine Realty Trust	4,058
202	Corporate Office Properties Trust	5,686
148	Douglas Emmett, Inc.	3,499
197	Easterly Government Properties, Inc.	3,993
62	Kilroy Realty Corp.	3,359

		28,387

	REITs – Shopping Centers — 0.1%
334	Brixmor Property Group, Inc.	7,742

	REITs – Warehouse/Industrials — 0.1%
30	ProLogis, Inc.	3,977

See accompanying notes to financial statements.

31  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — 0.5%
10	Avis Budget Group, Inc.(a)	$1,820
95	Canadian Pacific Railway Ltd.	7,492
96	CSX Corp.	3,104
40	Norfolk Southern Corp.	10,047
34	Ryder System, Inc.	2,663
40	Union Pacific Corp.	9,092

		34,218

	Semiconductors & Semiconductor Equipment — 1.7%
45	Advanced Micro Devices, Inc.(a)	4,251
16	Analog Devices, Inc.	2,751
15	Broadcom, Inc.	8,032
33	Cirrus Logic, Inc.(a)	2,820
49	Enphase Energy, Inc.(a)	13,925
30	First Solar, Inc.(a)	2,975
75	Intel Corp.	2,723
76	Lattice Semiconductor Corp.(a)	4,674
25	Micron Technology, Inc.	1,547
253	NVIDIA Corp.	45,953
102	QUALCOMM, Inc.	14,796
25	Silicon Laboratories, Inc.(a)	3,687
14	Synaptics, Inc.(a)	2,029
16	Texas Instruments, Inc.	2,862
21	Universal Display Corp.	2,425
33	Wolfspeed, Inc.(a)	2,749

		118,199

	Software — 2.8%
25	Adobe, Inc.(a)	10,253
5	ANSYS, Inc.(a)	1,395
11	Aspen Technology, Inc.(a)	2,245
118	Autodesk, Inc.(a)	25,526
28	Blackbaud, Inc.(a)	1,717
8	Citrix Systems, Inc.	811
42	CommVault Systems, Inc.(a)	2,356
8	Fair Isaac Corp.(a)	3,696
38	Fortinet, Inc.(a)	2,267
123	Microsoft Corp.	34,531
46	NortonLifeLock, Inc.	1,128
527	Oracle Corp.	41,022
19	Paylocity Holding Corp.(a)	3,913
26	Qualys, Inc.(a)	3,180
201	Salesforce, Inc.(a)	36,988
11	ServiceNow, Inc.(a)	4,913
30	SPS Commerce, Inc.(a)	3,593
119	Workday, Inc., Class A(a)	18,457

		197,991

	Specialty Retail — 0.5%
12	Asbury Automotive Group, Inc.(a)	2,060
1	AutoZone, Inc.(a)	2,137
7	Best Buy Co., Inc.	539
35	Boot Barn Holdings, Inc.(a)	2,181
24	Five Below, Inc.(a)	3,050
36	GameStop Corp., Class A(a)	1,224
33	Home Depot, Inc. (The)	9,931
11	Lithia Motors, Inc.	2,918
23	Lowe’s Cos., Inc.	4,405
31	TJX Cos., Inc. (The)	1,896
4	Tractor Supply Co.	766
2	Ulta Beauty, Inc.(a)	778
25	Williams-Sonoma, Inc.	3,610

		35,495

	Technology Hardware, Storage & Peripherals — 0.0%
77	Hewlett Packard Enterprise Co.	1,096
41	HP, Inc.	1,369

		2,465

	Textiles, Apparel & Luxury Goods — 0.3%
20	Crocs, Inc.(a)	1,433
14	Deckers Outdoor Corp.(a)	4,385
83	NIKE, Inc., Class B	9,539
686	Under Armour, Inc., Class A(a)	6,352
18	VF Corp.	804

		22,513

	Thrifts & Mortgage Finance — 0.2%
536	MGIC Investment Corp.	7,579
76	Mr. Cooper Group, Inc.(a)	3,424

		11,003

	Trading Companies & Distributors — 0.0%
22	GATX Corp.	2,205

	Water Utilities — 0.2%
38	American States Water Co.	3,313
21	American Water Works Co., Inc.	3,264
76	Essential Utilities, Inc.	3,947

		10,524

	Wireless Telecommunication Services — 0.0%
13	T-Mobile US, Inc.(a)	1,860

	Total Common Stocks (Identified Cost $2,744,711)	2,553,338

Principal Amount
Bonds and Notes — 18.5%
	Automotive — 0.3%
$11,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	10,817
4,000	Lear Corp., 4.250%, 5/15/2029	3,760
8,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	7,166

		21,743

	Banking — 2.7%
12,000	American Express Co., 3.700%, 8/03/2023	12,050
13,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	12,554
10,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	10,076
8,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	7,994
14,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	12,766
11,000	Citigroup, Inc., 4.600%, 3/09/2026	11,200
11,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	10,994
11,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	10,841
13,000	KeyCorp, MTN, 2.550%, 10/01/2029	11,554
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	6,687
6,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	6,012
7,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	6,321
13,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	12,511
7,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	6,861
8,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	7,916
10,000	State Street Corp., 2.400%, 1/24/2030	9,009
9,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	7,783

See accompanying notes to financial statements.

|  32

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$13,000	Truist Bank, 3.200%, 4/01/2024	$12,994
13,000	Westpac Banking Corp., 2.350%, 2/19/2025	12,680

		188,803

	Brokerage — 0.3%
12,000	BlackRock, Inc., 2.400%, 4/30/2030	10,902
16,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	12,407

		23,309

	Building Materials — 0.3%
7,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	6,421
13,000	Owens Corning, 3.950%, 8/15/2029	12,391

		18,812

	Chemicals — 0.1%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,890

	Diversified Manufacturing — 0.3%
13,000	3M Co., 3.050%, 4/15/2030	12,332
7,000	Emerson Electric Co., 2.000%, 12/21/2028	6,389

		18,721

	Electric — 0.9%
11,000	Duke Energy Corp., 3.750%, 4/15/2024	11,045
14,000	Entergy Corp., 0.900%, 9/15/2025	12,749
6,000	Exelon Corp., 4.050%, 4/15/2030	5,949
14,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	12,316
5,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,610
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,461
10,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	9,917

		60,047

	Environmental — 0.2%
8,000	Republic Services, Inc., 1.450%, 2/15/2031	6,605
7,000	Waste Management, Inc., 2.950%, 6/01/2041	5,704

		12,309

	Finance Companies — 0.2%
7,000	Ares Capital Corp., 3.250%, 7/15/2025	6,601
7,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	6,120

		12,721

	Food & Beverage — 0.6%
14,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	13,049
11,000	General Mills, Inc., 4.000%, 4/17/2025	11,138
7,000	Mondelez International, Inc., 2.750%, 4/13/2030	6,385
12,000	PepsiCo, Inc., 2.750%, 3/19/2030	11,438

		42,010

	Government Owned – No Guarantee — 0.5%
12,000	Equinor ASA, 3.625%, 4/06/2040	11,010
20,000	Federal National Mortgage Association, 6.625%, 11/15/2030	25,320

		36,330

	Health Insurance — 0.3%
11,000	Elevance Health, Inc., 4.101%, 3/01/2028	11,154
9,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	10,570

		21,724

	Healthcare — 0.5%
6,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	6,129
6,000	Cigna Corp., 3.750%, 7/15/2023	6,010
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,033
6,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	5,809
	Healthcare — continued
6,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	5,949
8,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	7,328

		33,258

	Integrated Energy — 0.3%
13,000	Exxon Mobil Corp., 2.992%, 3/19/2025	12,949
8,000	Shell International Finance BV, 6.375%, 12/15/2038	9,631

		22,580

	Life Insurance — 0.0%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,110

	Mortgage Related — 5.2%
58,006	FHLMC, 2.500%, 2/01/2052	54,143
15,702	FHLMC, 3.000%, 4/01/2052	15,129
18,889	FHLMC, 3.500%, with various maturities from 2049 to 2052(b)	18,779
90,178	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	81,303
81,761	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	76,409
79,176	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	76,641
35,298	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	35,034
2,261	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	2,285
2,779	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	2,856

		362,579

	Natural Gas — 0.2%
14,000	NiSource, Inc., 0.950%, 8/15/2025	12,815

	Pharmaceuticals — 0.4%
11,000	AbbVie, Inc., 3.600%, 5/14/2025	11,002
7,000	Biogen, Inc., 2.250%, 5/01/2030	5,981
8,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	7,922
6,000	Viatris, Inc., 3.850%, 6/22/2040	4,378

		29,283

	Property & Casualty Insurance — 0.1%
5,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	4,492

	Railroads — 0.2%
12,000	CSX Corp., 2.600%, 11/01/2026	11,664

	REITs – Apartments — 0.1%
7,000	Essex Portfolio LP, 3.000%, 1/15/2030	6,322

	REITs – Health Care — 0.1%
8,000	Welltower, Inc., 2.800%, 6/01/2031	6,938

	REITs – Office Property — 0.4%
13,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	12,933
6,000	Boston Properties LP, 2.750%, 10/01/2026	5,691
14,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	11,877

		30,501

	REITs – Single Tenant — 0.1%
4,000	Realty Income Corp., 3.400%, 1/15/2028	3,868
5,000	Spirit Realty LP, 2.700%, 2/15/2032	4,028

		7,896

	REITs – Warehouse/Industrials — 0.1%
8,000	Prologis LP, 1.250%, 10/15/2030	6,584

	Restaurants — 0.1%
12,000	Starbucks Corp., 2.250%, 3/12/2030	10,550

See accompanying notes to financial statements.

33  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2025 Fund – (continued)

Principal Amount	Description	Value (†)
	Retailers — 0.3%
$7,000	Amazon.com, Inc., 3.875%, 8/22/2037	$7,048
15,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	13,191

		20,239

	Technology — 0.9%
11,000	Apple, Inc., 2.500%, 2/09/2025	10,902
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,608
6,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	5,688
8,000	Intel Corp., 2.450%, 11/15/2029	7,375
12,000	International Business Machines Corp., 4.000%, 6/20/2042	10,940
9,000	NVIDIA Corp., 2.850%, 4/01/2030	8,587
10,000	Oracle Corp., 2.950%, 5/15/2025	9,749
14,000	QUALCOMM, Inc., 1.650%, 5/20/2032	11,857

		66,706

	Treasuries — 2.3%
15,000	U.S. Treasury Bond, 2.250%, 5/15/2041	12,841
18,000	U.S. Treasury Bond, 2.500%, 5/15/2046	15,602
17,000	U.S. Treasury Bond, 2.875%, 11/15/2046	15,809
21,000	U.S. Treasury Bond, 3.000%, 5/15/2045	19,896
12,000	U.S. Treasury Bond, 3.000%, 2/15/2048	11,544
21,000	U.S. Treasury Bond, 3.000%, 2/15/2049	20,474
45,000	U.S. Treasury Note, 0.375%, 11/30/2025	41,537
22,000	U.S. Treasury Note, 2.125%, 12/31/2022	21,938

		159,641

	Utility Other — 0.1%
9,000	Essential Utilities, Inc., 4.276%, 5/01/2049	8,132

	Wireless — 0.2%
11,000	Vodafone Group PLC, 6.150%, 2/27/2037	12,243

	Wirelines — 0.2%
7,000	AT&T, Inc., 3.650%, 6/01/2051	5,703
11,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.511%, 5/15/2025(c)	10,976

		16,679

	Total Bonds and Notes (Identified Cost $1,418,030)	1,292,631

Shares
Exchange-Traded Funds — 5.1%
5,413	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $410,830)	358,395

Mutual Funds — 7.8%
13,510	WCM Focused Emerging Markets Fund, Institutional Class	179,141
17,509	WCM Focused International Growth Fund, Institutional Class	364,538

	Total Mutual Funds (Identified Cost $677,112)	543,679

Affiliated Mutual Funds — 29.8%
44,294	Loomis Sayles Inflation Protected Securities Fund, Class N	477,049
53,803	Loomis Sayles Limited Term Government and Agency Fund, Class N	590,223
73,077	Mirova Global Green Bond Fund, Class N	656,228
32,335	Mirova International Sustainable Equity Fund, Class N	361,824

	Total Affiliated Mutual Funds (Identified Cost $2,302,261)	2,085,324

Principal Amount	Description	Value (†)
Short-Term Investments — 2.5%
$178,312	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/29/2022 at 0.650% to be repurchased at $178,322 on 8/01/2022 collateralized by $181,300 U.S. Treasury Note, 3.000% due 7/15/2025 valued at $182,221 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $178,312)	$178,312

	Total Investments — 100.2% (Identified Cost $7,731,256)	7,011,679
	Other assets less liabilities — (0.2)%	(10,554)

	Net Assets — 100.0%	$7,001,125

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of Rule 144A holdings amounted to $13,983 or 0.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2022 (Unaudited)

Equity	54.6%
Fixed Income	43.1
Short-Term Investments	2.5

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  34

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2030 Fund

Shares	Description	Value (†)
Common Stocks — 42.4% of Net Assets
	Aerospace & Defense — 0.7%
199	AAR Corp.(a)	$8,861
42	Axon Enterprise, Inc.(a)	4,628
387	Boeing Co. (The)(a)	61,653
8	L3Harris Technologies, Inc.	1,920
12	Lockheed Martin Corp.	4,966
62	Moog, Inc., Class A	5,310
8	Northrop Grumman Corp.	3,831
116	Raytheon Technologies Corp.	10,812

		101,981

	Air Freight & Logistics — 0.2%
201	Expeditors International of Washington, Inc.	21,356
14	FedEx Corp.	3,264
76	GXO Logistics, Inc.(a)	3,648
25	United Parcel Service, Inc., Class B	4,872

		33,140

	Airlines — 0.1%
186	Delta Air Lines, Inc.(a)	5,915
619	JetBlue Airways Corp.(a)	5,212

		11,127

	Auto Components — 0.3%
627	BorgWarner, Inc.	24,114
417	Dana, Inc.	6,989
75	Dorman Products, Inc.(a)	7,582
56	Visteon Corp.(a)	7,145

		45,830

	Automobiles — 0.9%
1,002	General Motors Co.(a)	36,333
101	Tesla, Inc.(a)	90,036
58	Thor Industries, Inc.	4,891

		131,260

	Banks — 1.9%
308	Ameris Bancorp	14,565
728	Bank of America Corp.	24,614
289	Cadence Bank	7,543
815	Citigroup, Inc.	42,298
161	Citizens Financial Group, Inc.	6,113
63	Fifth Third Bancorp	2,150
1,404	FNB Corp.	16,792
979	Fulton Financial Corp.	16,339
167	Huntington Bancshares, Inc.	2,219
264	International Bancshares Corp.	11,579
58	JPMorgan Chase & Co.	6,691
287	KeyCorp	5,252
18	M&T Bank Corp.	3,194
38	PNC Financial Services Group, Inc. (The)	6,306
243	Regions Financial Corp.	5,147
10	Signature Bank	1,856
7	SVB Financial Group(a)	2,825
282	Truist Financial Corp.	14,232
408	Trustmark Corp.	13,248
131	U.S. Bancorp	6,183
248	Webster Financial Corp.	11,520
718	Wells Fargo & Co.	31,499
109	Wintrust Financial Corp.	9,378

		261,543

	Beverages — 0.9%
49	Boston Beer Co., Inc. (The), Class A(a)	18,641
263	Coca-Cola Co. (The)	16,877
	Beverages — continued
46	Keurig Dr Pepper, Inc.	1,782
716	Monster Beverage Corp.(a)	71,328
65	PepsiCo, Inc.	11,372

		120,000

	Biotechnology — 1.3%
108	AbbVie, Inc.	15,499
230	Alnylam Pharmaceuticals, Inc.(a)	32,669
47	Amgen, Inc.	11,631
138	Arrowhead Pharmaceuticals, Inc.(a)	5,869
36	Biogen, Inc.(a)	7,742
181	BioMarin Pharmaceutical, Inc.(a)	15,575
258	CRISPR Therapeutics AG(a)	19,350
35	Gilead Sciences, Inc.	2,091
172	Halozyme Therapeutics, Inc.(a)	8,411
36	Moderna, Inc.(a)	5,907
72	Neurocrine Biosciences, Inc.(a)	6,778
83	Regeneron Pharmaceuticals, Inc.(a)	48,281

		179,803

	Building Products — 0.5%
116	Builders FirstSource, Inc.(a)	7,888
42	Carlisle Cos., Inc.	12,436
81	Carrier Global Corp.	3,283
44	Johnson Controls International PLC	2,372
41	Lennox International, Inc.	9,821
313	Masco Corp.	17,334
127	Owens Corning	11,778
81	Trex Co., Inc.(a)	5,226

		70,138

	Capital Markets — 2.6%
16	Ameriprise Financial, Inc.	4,319
609	Bank of New York Mellon Corp. (The)	26,467
14	BlackRock, Inc.	9,368
614	Charles Schwab Corp. (The)	42,397
24	CME Group, Inc.	4,787
63	FactSet Research Systems, Inc.	27,070
92	Goldman Sachs Group, Inc. (The)	30,672
262	Intercontinental Exchange, Inc.	26,721
206	Janus Henderson Group PLC	5,309
742	KKR & Co., Inc.	41,151
90	Moody’s Corp.	27,922
99	Morgan Stanley	8,346
52	MSCI, Inc.	25,030
27	Northern Trust Corp.	2,694
58	S&P Global, Inc.	21,862
397	SEI Investments Co.	21,978
471	State Street Corp.	33,460
40	Virtus Investment Partners, Inc.	8,253

		367,806

	Chemicals — 0.3%
16	Air Products & Chemicals, Inc.	3,972
40	DuPont de Nemours, Inc.	2,449
112	HB Fuller Co.	7,190
80	Innospec, Inc.	8,160
26	Linde PLC	7,852
95	Minerals Technologies, Inc.	6,347
55	Stepan Co.	6,172

		42,142

	Commercial Services & Supplies — 0.3%
59	MSA Safety, Inc.	7,572
70	Tetra Tech, Inc.	10,729

See accompanying notes to financial statements.

35  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
119	Viad Corp.(a)	$4,018
96	Waste Management, Inc.	15,798

		38,117

	Communications Equipment — 0.1%
136	Ciena Corp.(a)	7,018
76	Lumentum Holdings, Inc.(a)	6,875

		13,893

	Construction & Engineering — 0.1%
229	AECOM	16,488

	Consumer Finance — 0.7%
1,276	Ally Financial, Inc.	42,197
153	American Express Co.	23,565
266	Capital One Financial Corp.	29,215
158	Green Dot Corp., Class A(a)	4,440

		99,417

	Containers & Packaging — 0.1%
31	Ball Corp.	2,276
67	International Paper Co.	2,866
190	Sonoco Products Co.	12,063

		17,205

	Distributors — 0.1%
50	Genuine Parts Co.	7,643

	Diversified Consumer Services — 0.2%
97	Grand Canyon Education, Inc.(a)	9,319
143	Service Corp. International	10,648

		19,967

	Diversified Telecommunication Services — 0.1%
161	AT&T, Inc.	3,024
207	Lumen Technologies, Inc.	2,254
94	Verizon Communications, Inc.	4,342

		9,620

	Electric Utilities — 0.4%
144	American Electric Power Co., Inc.	14,193
172	Edison International	11,656
163	Eversource Energy	14,380
76	IDACORP, Inc.	8,491
121	NextEra Energy, Inc.	10,223

		58,943

	Electrical Equipment — 0.9%
29	Acuity Brands, Inc.	5,290
598	ChargePoint Holdings, Inc.(a)	9,036
35	Eaton Corp. PLC	5,194
40	Emerson Electric Co.	3,603
1,198	Fluence Energy, Inc.(a)	16,460
54	Hubbell, Inc.	11,827
935	Plug Power, Inc.(a)	19,953
58	Rockwell Automation, Inc.	14,806
660	Shoals Technologies Group, Inc., Class A(a)	15,596
825	Sunrun, Inc.(a)	26,969

		128,734

	Electronic Equipment, Instruments & Components — 0.4%
239	Avnet, Inc.	11,441
147	Cognex Corp.	7,494
56	Corning, Inc.	2,058
29	II-VI, Inc.(a)	1,527
165	Itron, Inc.(a)	9,636
12	Keysight Technologies, Inc.(a)	1,951
30	Littelfuse, Inc.	8,366
	Electronic Equipment, Instruments & Components — continued
70	TE Connectivity Ltd.	9,361

		51,834

	Energy Equipment & Services — 0.1%
747	Archrock, Inc.	6,305
83	Baker Hughes Co.	2,132
327	ChampionX Corp.	6,831
107	Schlumberger NV	3,962

		19,230

	Entertainment — 1.6%
49	Activision Blizzard, Inc.	3,917
116	Electronic Arts, Inc.	15,223
432	Netflix, Inc.(a)	97,157
164	Take-Two Interactive Software, Inc.(a)	21,768
612	Walt Disney Co. (The)(a)	64,933
831	Warner Bros Discovery, Inc.(a)	12,465

		215,463

	Food & Staples Retailing — 0.4%
113	BJ’s Wholesale Club Holdings, Inc.(a)	7,650
9	Costco Wholesale Corp.	4,872
155	Kroger Co. (The)	7,198
206	SpartanNash Co.	6,652
264	Sprouts Farmers Market, Inc.(a)	7,297
65	Sysco Corp.	5,519
81	Walgreens Boots Alliance, Inc.	3,209
43	Walmart, Inc.	5,678

		48,075

	Food Products — 0.3%
96	Campbell Soup Co.	4,738
254	Darling Ingredients, Inc.(a)	17,597
67	General Mills, Inc.	5,011
149	Hain Celestial Group, Inc. (The)(a)	3,390
66	Hormel Foods Corp.	3,256
76	Ingredion, Inc.	6,915
19	J.M. Smucker Co. (The)	2,514
34	Kellogg Co.	2,513
20	McCormick & Co., Inc.	1,747

		47,681

	Gas Utilities — 0.1%
261	New Jersey Resources Corp.	12,055
87	ONE Gas, Inc.	7,390

		19,445

	Health Care Equipment & Supplies — 0.7%
139	Abbott Laboratories	15,129
28	Becton Dickinson & Co.	6,841
9	Cooper Cos., Inc. (The)	2,943
29	DexCom, Inc.(a)	2,380
67	Edwards Lifesciences Corp.(a)	6,736
80	Globus Medical, Inc., Class A(a)	4,695
90	Haemonetics Corp.(a)	6,254
36	Hologic, Inc.(a)	2,570
79	Intuitive Surgical, Inc.(a)	18,184
248	LeMaitre Vascular, Inc.	12,487
40	Penumbra, Inc.(a)	5,575
12	ResMed, Inc.	2,886
38	Shockwave Medical, Inc.(a)	8,015
10	STERIS PLC	2,257
15	Stryker Corp.	3,221
9	Teleflex, Inc.	2,164

		102,337

See accompanying notes to financial statements.

|  36

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 1.0%
119	Acadia Healthcare Co., Inc.(a)	$9,866
27	Amedisys, Inc.(a)	3,236
79	Centene Corp.(a)	7,345
19	Chemed Corp.	9,141
41	Cigna Corp.	11,290
52	CVS Health Corp.	4,975
30	Elevance Health, Inc.	14,313
73	Encompass Health Corp.	3,695
36	Enhabit, Inc.(a)	630
159	HCA Healthcare, Inc.	33,775
19	Humana, Inc.	9,158
19	Quest Diagnostics, Inc.	2,595
203	Select Medical Holdings Corp.	6,013
109	Tenet Healthcare Corp.(a)	7,207
29	UnitedHealth Group, Inc.	15,728

		138,967

	Health Care Technology — 0.5%
363	Allscripts Healthcare Solutions, Inc.(a)	5,743
797	Doximity, Inc., Class A(a)	33,729
125	Veeva Systems, Inc., Class A(a)	27,947

		67,419

	Hotels, Restaurants & Leisure — 1.2%
28	Booking Holdings, Inc.(a)	54,199
45	Expedia Group, Inc.(a)	4,772
107	Hilton Worldwide Holdings, Inc.	13,704
89	Jack in the Box, Inc.	6,153
28	McDonald’s Corp.	7,374
373	Starbucks Corp.	31,623
189	Travel & Leisure Co.	8,148
428	Yum China Holdings, Inc.	20,848
135	Yum! Brands, Inc.	16,543

		163,364

	Household Durables — 0.3%
36	DR Horton, Inc.	2,809
232	KB Home	7,572
91	Meritage Homes Corp.(a)	8,035
443	PulteGroup, Inc.	19,324
321	Taylor Morrison Home Corp.(a)	9,213

		46,953

	Household Products — 0.3%
253	Colgate-Palmolive Co.	19,921
76	Kimberly-Clark Corp.	10,016
126	Procter & Gamble Co. (The)	17,503

		47,440

	Independent Power & Renewable Electricity Producers — 0.2%
115	AES Corp. (The)	2,555
138	NextEra Energy Partners LP	11,418
519	Sunnova Energy International, Inc.(a)	13,505

		27,478

	Industrial Conglomerates — 0.2%
32	3M Co.	4,584
234	General Electric Co.	17,295
35	Honeywell International, Inc.	6,736

		28,615

	Insurance — 1.2%
67	Aflac, Inc.	3,839
38	Allstate Corp. (The)	4,445
437	American International Group, Inc.	22,623
38	Chubb Ltd.	7,168
	Insurance — continued
133	First American Financial Corp.	7,714
82	Hanover Insurance Group, Inc. (The)	11,191
62	Marsh & McLennan Cos., Inc.	10,165
297	Prudential Financial, Inc.	29,697
220	Reinsurance Group of America, Inc.	25,472
147	Selective Insurance Group, Inc.	11,445
31	Travelers Cos., Inc. (The)	4,920
140	Willis Towers Watson PLC	28,972

		167,651

	Interactive Media & Services — 1.9%
540	Alphabet, Inc., Class A(a)	62,813
567	Alphabet, Inc., Class C(a)	66,135
570	Meta Platforms, Inc., Class A(a)	90,687
1,445	Pinterest, Inc., Class A(a)	28,148
283	Twitter, Inc.(a)	11,776

		259,559

	Internet & Direct Marketing Retail — 1.6%
208	Alibaba Group Holding Ltd., Sponsored ADR(a)	18,589
1,051	Amazon.com, Inc.(a)	141,832
838	eBay, Inc.	40,752
171	Etsy, Inc.(a)	17,736

		218,909

	IT Services — 2.2%
15	Accenture PLC, Class A	4,594
24	Automatic Data Processing, Inc.	5,787
229	Block, Inc.(a)	17,418
49	Cognizant Technology Solutions Corp., Class A	3,330
54	Concentrix Corp.	7,223
366	Fiserv, Inc.(a)	38,679
98	Gartner, Inc.(a)	26,017
205	Global Payments, Inc.	25,075
48	International Business Machines Corp.	6,278
98	Mastercard, Inc., Class A	34,671
24	Paychex, Inc.	3,079
283	PayPal Holdings, Inc.(a)	24,488
55	Perficient, Inc.(a)	5,803
408	Shopify, Inc., Class A(a)	14,211
13	VeriSign, Inc.(a)	2,459
373	Visa, Inc., Class A	79,117
41	WEX, Inc.(a)	6,815

		305,044

	Leisure Products — 0.1%
414	Mattel, Inc.(a)	9,605

	Life Sciences Tools & Services — 0.5%
43	Agilent Technologies, Inc.	5,766
38	Danaher Corp.	11,076
119	Illumina, Inc.(a)	25,785
9	IQVIA Holdings, Inc.(a)	2,162
19	PerkinElmer, Inc.	2,910
43	Repligen Corp.(a)	9,175
16	Thermo Fisher Scientific, Inc.	9,575
5	Waters Corp.(a)	1,820

		68,269

	Machinery — 1.0%
58	AGCO Corp.	6,317
28	Caterpillar, Inc.	5,551
25	Chart Industries, Inc.(a)	4,877
49	Cummins, Inc.	10,844
60	Deere & Co.	20,591
35	Illinois Tool Works, Inc.	7,272

See accompanying notes to financial statements.

37  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
129	ITT, Inc.	$9,679
105	Oshkosh Corp.	9,041
193	PACCAR, Inc.	17,663
109	Parker-Hannifin Corp.	31,511
128	Terex Corp.	4,289
116	Toro Co. (The)	9,975

		137,610

	Media — 0.8%
7	Cable One, Inc.	9,637
103	Charter Communications, Inc., Class A(a)	44,506
1,066	Comcast Corp., Class A	39,996
156	Interpublic Group of Cos., Inc. (The)	4,660
140	New York Times Co. (The), Class A	4,473
182	News Corp., Class A	3,120
122	News Corp., Class B	2,108
79	Omnicom Group, Inc.	5,517
72	Paramount Global, Class B	1,703

		115,720

	Metals & Mining — 0.3%
88	Alcoa Corp.	4,478
247	Cleveland-Cliffs, Inc.(a)	4,374
173	Commercial Metals Co.	6,854
54	Newmont Corp.	2,445
16	Nucor Corp.	2,173
52	Reliance Steel & Aluminum Co.	9,893
130	Steel Dynamics, Inc.	10,125

		40,342

	Multi-Utilities — 0.1%
94	Consolidated Edison, Inc.	9,331
38	DTE Energy Co.	4,951
24	WEC Energy Group, Inc.	2,492

		16,774

	Multiline Retail — 0.1%
115	Kohl’s Corp.	3,351
280	Macy’s, Inc.	4,942
51	Target Corp.	8,332

		16,625

	Oil, Gas & Consumable Fuels — 1.6%
645	Antero Midstream Corp.	6,489
1,057	APA Corp.	39,289
86	Chevron Corp.	14,085
432	CNX Resources Corp.(a)	7,461
378	ConocoPhillips	36,828
108	Diamondback Energy, Inc.	13,826
430	EOG Resources, Inc.	47,825
180	EQT Corp.	7,925
183	Exxon Mobil Corp.	17,738
132	HF Sinclair Corp.	6,312
160	Kinder Morgan, Inc.	2,878
149	Marathon Oil Corp.	3,695
29	Occidental Petroleum Corp.	1,907
223	Range Resources Corp.(a)	7,375
846	Southwestern Energy Co.(a)	5,973
32	Valero Energy Corp.	3,545

		223,151

	Paper & Forest Products — 0.0%
78	Louisiana-Pacific Corp.	4,963

	Pharmaceuticals — 1.3%
321	Bristol-Myers Squibb Co.	23,683
32	Eli Lilly & Co.	10,550
	Pharmaceuticals — continued
57	Jazz Pharmaceuticals PLC(a)	8,896
106	Johnson & Johnson	18,499
212	Merck & Co., Inc.	18,940
443	Novartis AG, Sponsored ADR	38,023
163	Novo Nordisk A/S, Sponsored ADR	18,918
130	Perrigo Co. PLC	5,443
236	Pfizer, Inc.	11,920
661	Roche Holding AG, Sponsored ADR	27,412
24	Zoetis, Inc.	4,381

		186,665

	Professional Services — 0.4%
120	Equifax, Inc.	25,069
106	Exponent, Inc.	10,652
105	Korn Ferry	6,879
62	ManpowerGroup, Inc.	4,861
46	Verisk Analytics, Inc.	8,752

		56,213

	Real Estate Management & Development — 0.3%
360	CBRE Group, Inc., Class A(a)	30,823
53	Jones Lang LaSalle, Inc.(a)	10,106

		40,929

	REITs – Apartments — 0.3%
193	American Campus Communities, Inc.	12,607
77	AvalonBay Communities, Inc.	16,473
68	Equity Residential	5,331
21	Essex Property Trust, Inc.	6,017

		40,428

	REITs – Diversified — 0.4%
551	American Assets Trust, Inc.	16,657
45	American Tower Corp.	12,187
37	Crown Castle International Corp.	6,684
19	Digital Realty Trust, Inc.	2,517
5	Equinix, Inc.	3,519
139	VICI Properties, Inc.	4,752
141	Weyerhaeuser Co.	5,121

		51,437

	REITs – Health Care — 0.2%
48	Ventas, Inc.	2,581
212	Welltower, Inc.	18,304

		20,885

	REITs – Hotels — 0.0%
146	Host Hotels & Resorts, Inc.	2,600

	REITs – Mortgage — 0.1%
211	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,615

	REITs – Office Property — 0.5%
112	Alexandria Real Estate Equities, Inc.	18,567
964	Brandywine Realty Trust	9,013
473	Corporate Office Properties Trust	13,315
320	Douglas Emmett, Inc.	7,565
438	Easterly Government Properties, Inc.	8,878
142	Kilroy Realty Corp.	7,694

		65,032

	REITs – Shopping Centers — 0.1%
781	Brixmor Property Group, Inc.	18,104

	REITs – Warehouse/Industrials — 0.1%
74	ProLogis, Inc.	9,809

See accompanying notes to financial statements.

|  38

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — 0.6%
23	Avis Budget Group, Inc.(a)	$4,187
225	Canadian Pacific Railway Ltd.	17,746
248	CSX Corp.	8,018
90	Norfolk Southern Corp.	22,605
82	Ryder System, Inc.	6,422
94	Union Pacific Corp.	21,366

		80,344

	Semiconductors & Semiconductor Equipment — 2.0%
105	Advanced Micro Devices, Inc.(a)	9,919
33	Analog Devices, Inc.	5,675
33	Broadcom, Inc.	17,671
79	Cirrus Logic, Inc.(a)	6,751
115	Enphase Energy, Inc.(a)	32,681
66	First Solar, Inc.(a)	6,545
173	Intel Corp.	6,282
179	Lattice Semiconductor Corp.(a)	11,008
62	Micron Technology, Inc.	3,835
597	NVIDIA Corp.	108,433
243	QUALCOMM, Inc.	35,250
57	Silicon Laboratories, Inc.(a)	8,406
35	Synaptics, Inc.(a)	5,073
38	Texas Instruments, Inc.	6,798
45	Universal Display Corp.	5,196
79	Wolfspeed, Inc.(a)	6,581

		276,104

	Software — 3.3%
58	Adobe, Inc.(a)	23,787
16	ANSYS, Inc.(a)	4,464
23	Aspen Technology, Inc.(a)	4,694
286	Autodesk, Inc.(a)	61,867
64	Blackbaud, Inc.(a)	3,924
17	Citrix Systems, Inc.	1,724
90	CommVault Systems, Inc.(a)	5,048
18	Fair Isaac Corp.(a)	8,317
84	Fortinet, Inc.(a)	5,011
288	Microsoft Corp.	80,853
105	NortonLifeLock, Inc.	2,576
1,194	Oracle Corp.	92,941
42	Paylocity Holding Corp.(a)	8,649
56	Qualys, Inc.(a)	6,850
472	Salesforce, Inc.(a)	86,857
26	ServiceNow, Inc.(a)	11,613
71	SPS Commerce, Inc.(a)	8,503
276	Workday, Inc., Class A(a)	42,808

		460,486

	Specialty Retail — 0.6%
26	Asbury Automotive Group, Inc.(a)	4,463
2	AutoZone, Inc.(a)	4,275
17	Best Buy Co., Inc.	1,309
84	Boot Barn Holdings, Inc.(a)	5,233
52	Five Below, Inc.(a)	6,608
92	GameStop Corp., Class A(a)	3,129
74	Home Depot, Inc. (The)	22,269
25	Lithia Motors, Inc.	6,632
49	Lowe’s Cos., Inc.	9,385
67	TJX Cos., Inc. (The)	4,098
10	Tractor Supply Co.	1,915
5	Ulta Beauty, Inc.(a)	1,944
56	Williams-Sonoma, Inc.	8,087

		79,347

	Technology Hardware, Storage & Peripherals — 0.0%
177	Hewlett Packard Enterprise Co.	2,520
99	HP, Inc.	3,306

		5,826

	Textiles, Apparel & Luxury Goods — 0.4%
48	Crocs, Inc.(a)	3,439
33	Deckers Outdoor Corp.(a)	10,336
191	NIKE, Inc., Class B	21,950
1,587	Under Armour, Inc., Class A(a)	14,695
41	VF Corp.	1,832

		52,252

	Thrifts & Mortgage Finance — 0.2%
1,254	MGIC Investment Corp.	17,732
180	Mr. Cooper Group, Inc.(a)	8,109

		25,841

	Trading Companies & Distributors — 0.0%
53	GATX Corp.	5,313

	Water Utilities — 0.2%
84	American States Water Co.	7,322
43	American Water Works Co., Inc.	6,684
179	Essential Utilities, Inc.	9,297

		23,303

	Wireless Telecommunication Services — 0.0%
29	T-Mobile US, Inc.(a)	4,149

	Total Common Stocks (Identified Cost $5,988,655)	5,896,002

Principal Amount
Bonds and Notes — 15.6%
	Automotive — 0.3%
$20,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	19,668
8,000	Lear Corp., 4.250%, 5/15/2029	7,520
12,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	10,748

		37,936

	Banking — 2.4%
22,000	American Express Co., 3.700%, 8/03/2023	22,091
24,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	23,178
20,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	20,153
13,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	12,991
23,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	20,972
22,000	Citigroup, Inc., 4.600%, 3/09/2026	22,399
22,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	21,988
23,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	22,667
24,000	KeyCorp, MTN, 2.550%, 10/01/2029	21,331
11,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	10,509
12,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	12,023
13,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	11,739
21,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	20,210
13,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	12,741
13,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	12,864
16,000	State Street Corp., 2.400%, 1/24/2030	14,415
12,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	10,377

See accompanying notes to financial statements.

39  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$23,000	Truist Bank, 3.200%, 4/01/2024	$22,990
24,000	Westpac Banking Corp., 2.350%, 2/19/2025	23,409

		339,047

	Brokerage — 0.3%
22,000	BlackRock, Inc., 2.400%, 4/30/2030	19,986
25,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	19,387

		39,373

	Building Materials — 0.3%
13,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	11,925
24,000	Owens Corning, 3.950%, 8/15/2029	22,876

		34,801

	Chemicals — 0.0%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	5,835

	Diversified Manufacturing — 0.2%
21,000	3M Co., 3.050%, 4/15/2030	19,922
13,000	Emerson Electric Co., 2.000%, 12/21/2028	11,865

		31,787

	Electric — 0.8%
22,000	Duke Energy Corp., 3.750%, 4/15/2024	22,091
25,000	Entergy Corp., 0.900%, 9/15/2025	22,767
14,000	Exelon Corp., 4.050%, 4/15/2030	13,882
24,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	21,113
11,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	10,141
5,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	4,326
22,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	21,817

		116,137

	Environmental — 0.1%
14,000	Republic Services, Inc., 1.450%, 2/15/2031	11,559
8,000	Waste Management, Inc., 2.950%, 6/01/2041	6,518

		18,077

	Finance Companies — 0.2%
14,000	Ares Capital Corp., 3.250%, 7/15/2025	13,202
14,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	12,240

		25,442

	Food & Beverage — 0.5%
24,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	22,369
21,000	General Mills, Inc., 4.000%, 4/17/2025	21,264
11,000	Mondelez International, Inc., 2.750%, 4/13/2030	10,033
23,000	PepsiCo, Inc., 2.750%, 3/19/2030	21,923

		75,589

	Government Owned - No Guarantee — 0.4%
18,000	Equinor ASA, 3.625%, 4/06/2040	16,515
35,000	Federal National Mortgage Association, 6.625%, 11/15/2030	44,310

		60,825

	Health Insurance — 0.3%
19,000	Elevance Health, Inc., 4.101%, 3/01/2028	19,266
15,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	17,616

		36,882

	Healthcare — 0.5%
10,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	10,215
24,000	Cigna Corp., 3.750%, 7/15/2023	24,042
6,000	CVS Health Corp., 4.300%, 3/25/2028	6,099
12,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	11,617
	Healthcare — continued
$12,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	$11,897
11,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	10,076

		73,946

	Integrated Energy — 0.3%
25,000	Exxon Mobil Corp., 2.992%, 3/19/2025	24,901
16,000	Shell International Finance BV, 6.375%, 12/15/2038	19,262

		44,163

	Life Insurance — 0.0%
6,000	Athene Holding Ltd., 6.150%, 4/03/2030	6,220

	Mortgage Related — 3.5%
76,982	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	71,860
35,590	FHLMC, 3.000%, with various maturities from 2049 to 2052(b)	34,302
65,050	FHLMC, 3.500%, 5/01/2052	64,413
92,278	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	83,195
83,844	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	78,353
90,986	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	87,985
62,071	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	61,554
2,547	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	2,576
2,656	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	2,727

		486,965

	Natural Gas — 0.2%
25,000	NiSource, Inc., 0.950%, 8/15/2025	22,883

	Pharmaceuticals — 0.4%
23,000	AbbVie, Inc., 3.600%, 5/14/2025	23,004
10,000	Biogen, Inc., 2.250%, 5/01/2030	8,544
14,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	13,864
9,000	Viatris, Inc., 3.850%, 6/22/2040	6,567

		51,979

	Property & Casualty Insurance — 0.0%
6,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	5,390

	Railroads — 0.2%
21,000	CSX Corp., 2.600%, 11/01/2026	20,412

	REITs – Apartments — 0.1%
12,000	Essex Portfolio LP, 3.000%, 1/15/2030	10,837

	REITs – Health Care — 0.1%
12,000	Welltower, Inc., 2.800%, 6/01/2031	10,407

	REITs – Office Property — 0.4%
24,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	23,876
12,000	Boston Properties LP, 2.750%, 10/01/2026	11,382
23,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	19,512

		54,770

	REITs – Single Tenant — 0.1%
8,000	Realty Income Corp., 3.400%, 1/15/2028	7,737
6,000	Spirit Realty LP, 2.700%, 2/15/2032	4,834

		12,571

	REITs – Warehouse/Industrials — 0.1%
14,000	Prologis LP, 1.250%, 10/15/2030	11,523

	Restaurants — 0.1%
22,000	Starbucks Corp., 2.250%, 3/12/2030	19,341

See accompanying notes to financial statements.

|  40

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2030 Fund – (continued)

Principal Amount	Description	Value (†)
	Retailers — 0.3%
$13,000	Amazon.com, Inc., 3.875%, 8/22/2037	$13,090
27,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	23,743

		36,833

	Technology — 0.9%
19,000	Apple, Inc., 2.500%, 2/09/2025	18,830
12,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	11,376
14,000	Intel Corp., 2.450%, 11/15/2029	12,907
23,000	International Business Machines Corp., 4.000%, 6/20/2042	20,968
13,000	NVIDIA Corp., 2.850%, 4/01/2030	12,404
22,000	Oracle Corp., 2.950%, 5/15/2025	21,448
24,000	QUALCOMM, Inc., 1.650%, 5/20/2032	20,326

		118,259

	Treasuries — 2.1%
23,000	U.S. Treasury Bond, 2.250%, 5/15/2041	19,689
20,000	U.S. Treasury Bond, 2.500%, 5/15/2046	17,335
47,000	U.S. Treasury Bond, 2.875%, 11/15/2046	43,708
51,000	U.S. Treasury Bond, 3.000%, 5/15/2045	48,319
29,000	U.S. Treasury Bond, 3.000%, 2/15/2048	27,898
35,000	U.S. Treasury Bond, 3.000%, 2/15/2049	34,124
89,000	U.S. Treasury Note, 0.375%, 11/30/2025	82,151
22,000	U.S. Treasury Note, 2.125%, 12/31/2022	21,938

		295,162

	Utility Other — 0.1%
15,000	Essential Utilities, Inc., 4.276%, 5/01/2049	13,554

	Wireless — 0.2%
20,000	Vodafone Group PLC, 6.150%, 2/27/2037	22,260

	Wirelines — 0.2%
10,000	AT&T, Inc., 3.650%, 6/01/2051	8,147
20,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.511%, 5/15/2025(c)	19,957

		28,104

	Total Bonds and Notes (Identified Cost $2,358,391)	2,167,310

Shares
Exchange-Traded Funds — 5.8%
12,114	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $891,166)	802,068

Mutual Funds — 9.3%
35,056	WCM Focused Emerging Markets Fund, Institutional Class	464,836
40,078	WCM Focused International Growth Fund, Institutional Class	834,432

	Total Mutual Funds (Identified Cost $1,584,896)	1,299,268

Affiliated Mutual Funds — 23.8%
62,327	Loomis Sayles Inflation Protected Securities Fund, Class N	671,261
70,962	Loomis Sayles Limited Term Government and Agency Fund, Class N	778,450
117,015	Mirova Global Green Bond Fund, Class N	1,050,795
73,087	Mirova International Sustainable Equity Fund, Class N	817,846

	Total Affiliated Mutual Funds (Identified Cost $3,706,562)	3,318,352

Principal Amount	Description	Value (†)
Short-Term Investments — 3.2%
$446,691	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/29/2022 at 0.650% to be repurchased at $446,715 on 8/01/2022 collateralized by $453,700 U.S. Treasury Note, 3.000% due 7/15/2025 valued at $456,004 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $446,691)	$446,691

	Total Investments — 100.1% (Identified Cost $14,976,361)	13,929,691
	Other assets less liabilities — (0.1)%	(9,872)

	Net Assets — 100.0%	$13,919,819

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of Rule 144A holdings amounted to $21,885 or 0.2% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2022 (Unaudited)

Equity	63.4%
Fixed Income	33.5
Short-Term Investments	3.2

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

41  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2035 Fund

Shares	Description	Value (†)
Common Stocks — 48.6% of Net Assets
	Aerospace & Defense — 0.8%
237	AAR Corp.(a)	$10,554
53	Axon Enterprise, Inc.(a)	5,840
463	Boeing Co. (The)(a)	73,761
9	L3Harris Technologies, Inc.	2,160
15	Lockheed Martin Corp.	6,207
71	Moog, Inc., Class A	6,080
9	Northrop Grumman Corp.	4,310
145	Raytheon Technologies Corp.	13,515

		122,427

	Air Freight & Logistics — 0.3%
238	Expeditors International of Washington, Inc.	25,287
17	FedEx Corp.	3,963
87	GXO Logistics, Inc.(a)	4,176
31	United Parcel Service, Inc., Class B	6,042

		39,468

	Airlines — 0.1%
225	Delta Air Lines, Inc.(a)	7,155
710	JetBlue Airways Corp.(a)	5,978

		13,133

	Auto Components — 0.4%
765	BorgWarner, Inc.	29,422
519	Dana, Inc.	8,698
90	Dorman Products, Inc.(a)	9,098
70	Visteon Corp.(a)	8,931

		56,149

	Automobiles — 1.1%
1,278	General Motors Co.(a)	46,340
122	Tesla, Inc.(a)	108,757
67	Thor Industries, Inc.	5,650

		160,747

	Banks — 2.2%
365	Ameris Bancorp	17,261
863	Bank of America Corp.	29,178
359	Cadence Bank	9,370
991	Citigroup, Inc.	51,433
183	Citizens Financial Group, Inc.	6,949
70	Fifth Third Bancorp	2,388
1,665	FNB Corp.	19,913
1,161	Fulton Financial Corp.	19,377
201	Huntington Bancshares, Inc.	2,671
313	International Bancshares Corp.	13,728
71	JPMorgan Chase & Co.	8,191
328	KeyCorp	6,002
22	M&T Bank Corp.	3,904
47	PNC Financial Services Group, Inc. (The)	7,799
288	Regions Financial Corp.	6,100
11	Signature Bank	2,041
9	SVB Financial Group(a)	3,632
370	Truist Financial Corp.	18,674
484	Trustmark Corp.	15,716
198	U.S. Bancorp	9,346
295	Webster Financial Corp.	13,703
876	Wells Fargo & Co.	38,430
129	Wintrust Financial Corp.	11,099

		316,905

	Beverages — 1.0%
58	Boston Beer Co., Inc. (The), Class A(a)	22,065
326	Coca-Cola Co. (The)	20,920
54	Keurig Dr Pepper, Inc.	2,092
	Beverages — continued
849	Monster Beverage Corp.(a)	84,577
81	PepsiCo, Inc.	14,172

		143,826

	Biotechnology — 1.5%
132	AbbVie, Inc.	18,943
272	Alnylam Pharmaceuticals, Inc.(a)	38,635
55	Amgen, Inc.	13,611
172	Arrowhead Pharmaceuticals, Inc.(a)	7,315
43	Biogen, Inc.(a)	9,247
214	BioMarin Pharmaceutical, Inc.(a)	18,415
308	CRISPR Therapeutics AG(a)	23,100
49	Gilead Sciences, Inc.	2,928
204	Halozyme Therapeutics, Inc.(a)	9,976
43	Moderna, Inc.(a)	7,056
90	Neurocrine Biosciences, Inc.(a)	8,472
103	Regeneron Pharmaceuticals, Inc.(a)	59,914

		217,612

	Building Products — 0.6%
140	Builders FirstSource, Inc.(a)	9,520
51	Carlisle Cos., Inc.	15,101
92	Carrier Global Corp.	3,729
51	Johnson Controls International PLC	2,749
50	Lennox International, Inc.	11,977
372	Masco Corp.	20,601
151	Owens Corning	14,004
93	Trex Co., Inc.(a)	6,000

		83,681

	Capital Markets — 3.0%
20	Ameriprise Financial, Inc.	5,398
718	Bank of New York Mellon Corp. (The)	31,204
16	BlackRock, Inc.	10,707
734	Charles Schwab Corp. (The)	50,683
29	CME Group, Inc.	5,785
75	FactSet Research Systems, Inc.	32,226
112	Goldman Sachs Group, Inc. (The)	37,340
321	Intercontinental Exchange, Inc.	32,739
236	Janus Henderson Group PLC	6,082
944	KKR & Co., Inc.	52,354
107	Moody’s Corp.	33,197
115	Morgan Stanley	9,694
62	MSCI, Inc.	29,843
29	Northern Trust Corp.	2,894
69	S&P Global, Inc.	26,008
470	SEI Investments Co.	26,019
554	State Street Corp.	39,356
50	Virtus Investment Partners, Inc.	10,316

		441,845

	Chemicals — 0.4%
20	Air Products & Chemicals, Inc.	4,965
40	DuPont de Nemours, Inc.	2,449
139	HB Fuller Co.	8,924
98	Innospec, Inc.	9,996
32	Linde PLC	9,664
118	Minerals Technologies, Inc.	7,883
68	Stepan Co.	7,630

		51,511

	Commercial Services & Supplies — 0.3%
71	MSA Safety, Inc.	9,112
83	Tetra Tech, Inc.	12,721
137	Viad Corp.(a)	4,627
116	Waste Management, Inc.	19,089

		45,549

See accompanying notes to financial statements.

|  42

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 0.1%
170	Ciena Corp.(a)	$8,772
95	Lumentum Holdings, Inc.(a)	8,594

		17,366

	Construction & Engineering — 0.1%
272	AECOM	19,584

	Consumer Finance — 0.8%
1,558	Ally Financial, Inc.	51,523
183	American Express Co.	28,186
322	Capital One Financial Corp.	35,365
182	Green Dot Corp., Class A(a)	5,114

		120,188

	Containers & Packaging — 0.1%
33	Ball Corp.	2,423
78	International Paper Co.	3,336
226	Sonoco Products Co.	14,349

		20,108

	Distributors — 0.1%
61	Genuine Parts Co.	9,325

	Diversified Consumer Services — 0.2%
117	Grand Canyon Education, Inc.(a)	11,240
170	Service Corp. International	12,658

		23,898

	Diversified Telecommunication Services — 0.1%
190	AT&T, Inc.	3,568
219	Lumen Technologies, Inc.	2,385
111	Verizon Communications, Inc.	5,127

		11,080

	Electric Utilities — 0.5%
180	American Electric Power Co., Inc.	17,741
204	Edison International	13,825
226	Eversource Energy	19,938
93	IDACORP, Inc.	10,390
143	NextEra Energy, Inc.	12,082

		73,976

	Electrical Equipment — 1.0%
37	Acuity Brands, Inc.	6,749
689	ChargePoint Holdings, Inc.(a)	10,411
44	Eaton Corp. PLC	6,529
45	Emerson Electric Co.	4,053
1,421	Fluence Energy, Inc.(a)	19,524
64	Hubbell, Inc.	14,017
1,108	Plug Power, Inc.(a)	23,645
68	Rockwell Automation, Inc.	17,359
779	Shoals Technologies Group, Inc., Class A(a)	18,408
985	Sunrun, Inc.(a)	32,200

		152,895

	Electronic Equipment, Instruments & Components — 0.4%
284	Avnet, Inc.	13,595
183	Cognex Corp.	9,329
60	Corning, Inc.	2,206
32	II-VI, Inc.(a)	1,685
196	Itron, Inc.(a)	11,446
14	Keysight Technologies, Inc.(a)	2,276
36	Littelfuse, Inc.	10,039
83	TE Connectivity Ltd.	11,100

		61,676

	Energy Equipment & Services — 0.2%
929	Archrock, Inc.	7,841
91	Baker Hughes Co.	2,338
406	ChampionX Corp.	8,481
133	Schlumberger NV	4,925

		23,585

	Entertainment — 1.8%
61	Activision Blizzard, Inc.	4,877
137	Electronic Arts, Inc.	17,978
528	Netflix, Inc.(a)	118,747
200	Take-Two Interactive Software, Inc.(a)	26,546
727	Walt Disney Co. (The)(a)	77,135
1,212	Warner Bros Discovery, Inc.(a)	18,180

		263,463

	Food & Staples Retailing — 0.4%
138	BJ’s Wholesale Club Holdings, Inc.(a)	9,343
11	Costco Wholesale Corp.	5,954
174	Kroger Co. (The)	8,081
257	SpartanNash Co.	8,298
330	Sprouts Farmers Market, Inc.(a)	9,121
77	Sysco Corp.	6,537
102	Walgreens Boots Alliance, Inc.	4,041
52	Walmart, Inc.	6,867

		58,242

	Food Products — 0.4%
113	Campbell Soup Co.	5,577
336	Darling Ingredients, Inc.(a)	23,278
82	General Mills, Inc.	6,133
171	Hain Celestial Group, Inc. (The)(a)	3,890
70	Hormel Foods Corp.	3,454
93	Ingredion, Inc.	8,461
23	J.M. Smucker Co. (The)	3,043
43	Kellogg Co.	3,179
23	McCormick & Co., Inc.	2,009

		59,024

	Gas Utilities — 0.2%
310	New Jersey Resources Corp.	14,319
106	ONE Gas, Inc.	9,004

		23,323

	Health Care Equipment & Supplies — 0.8%
164	Abbott Laboratories	17,850
35	Becton Dickinson & Co.	8,551
12	Cooper Cos., Inc. (The)	3,924
34	DexCom, Inc.(a)	2,791
81	Edwards Lifesciences Corp.(a)	8,144
92	Globus Medical, Inc., Class A(a)	5,399
104	Haemonetics Corp.(a)	7,227
42	Hologic, Inc.(a)	2,998
95	Intuitive Surgical, Inc.(a)	21,866
294	LeMaitre Vascular, Inc.	14,803
50	Penumbra, Inc.(a)	6,969
14	ResMed, Inc.	3,367
45	Shockwave Medical, Inc.(a)	9,492
11	STERIS PLC	2,482
18	Stryker Corp.	3,865
10	Teleflex, Inc.	2,405

		122,133

	Health Care Providers & Services — 1.2%
142	Acadia Healthcare Co., Inc.(a)	11,773
34	Amedisys, Inc.(a)	4,075
125	Centene Corp.(a)	11,621

See accompanying notes to financial statements.

43  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
23	Chemed Corp.	$11,065
50	Cigna Corp.	13,768
66	CVS Health Corp.	6,315
37	Elevance Health, Inc.	17,653
84	Encompass Health Corp.	4,252
42	Enhabit, Inc.(a)	735
194	HCA Healthcare, Inc.	41,210
22	Humana, Inc.	10,604
24	Quest Diagnostics, Inc.	3,278
233	Select Medical Holdings Corp.	6,902
136	Tenet Healthcare Corp.(a)	8,992
39	UnitedHealth Group, Inc.	21,151

		173,394

	Health Care Technology — 0.5%
415	Allscripts Healthcare Solutions, Inc.(a)	6,565
952	Doximity, Inc., Class A(a)	40,289
150	Veeva Systems, Inc., Class A(a)	33,537

		80,391

	Hotels, Restaurants & Leisure — 1.4%
35	Booking Holdings, Inc.(a)	67,749
54	Expedia Group, Inc.(a)	5,727
127	Hilton Worldwide Holdings, Inc.	16,265
111	Jack in the Box, Inc.	7,674
34	McDonald’s Corp.	8,955
437	Starbucks Corp.	37,049
235	Travel & Leisure Co.	10,131
508	Yum China Holdings, Inc.	24,745
160	Yum! Brands, Inc.	19,606

		197,901

	Household Durables — 0.4%
43	DR Horton, Inc.	3,355
289	KB Home	9,433
113	Meritage Homes Corp.(a)	9,978
541	PulteGroup, Inc.	23,598
381	Taylor Morrison Home Corp.(a)	10,935

		57,299

	Household Products — 0.4%
304	Colgate-Palmolive Co.	23,937
91	Kimberly-Clark Corp.	11,993
152	Procter & Gamble Co. (The)	21,114

		57,044

	Independent Power & Renewable Electricity Producers — 0.2%
126	AES Corp. (The)	2,800
164	NextEra Energy Partners LP	13,569
615	Sunnova Energy International, Inc.(a)	16,002

		32,371

	Industrial Conglomerates — 0.2%
39	3M Co.	5,586
277	General Electric Co.	20,473
43	Honeywell International, Inc.	8,276

		34,335

	Insurance — 1.4%
81	Aflac, Inc.	4,641
45	Allstate Corp. (The)	5,264
519	American International Group, Inc.	26,869
47	Chubb Ltd.	8,866
163	First American Financial Corp.	9,454
98	Hanover Insurance Group, Inc. (The)	13,374
76	Marsh & McLennan Cos., Inc.	12,461
	Insurance — continued
355	Prudential Financial, Inc.	35,496
261	Reinsurance Group of America, Inc.	30,218
174	Selective Insurance Group, Inc.	13,548
39	Travelers Cos., Inc. (The)	6,189
171	Willis Towers Watson PLC	35,387

		201,767

	Interactive Media & Services — 2.1%
600	Alphabet, Inc., Class A(a)	69,792
700	Alphabet, Inc., Class C(a)	81,648
696	Meta Platforms, Inc., Class A(a)	110,734
1,761	Pinterest, Inc., Class A(a)	34,304
334	Twitter, Inc.(a)	13,898

		310,376

	Internet & Direct Marketing Retail — 1.8%
247	Alibaba Group Holding Ltd., Sponsored ADR(a)	22,074
1,259	Amazon.com, Inc.(a)	169,902
1,008	eBay, Inc.	49,019
211	Etsy, Inc.(a)	21,885

		262,880

	IT Services — 2.5%
19	Accenture PLC, Class A	5,819
29	Automatic Data Processing, Inc.	6,992
273	Block, Inc.(a)	20,764
61	Cognizant Technology Solutions Corp., Class A	4,145
66	Concentrix Corp.	8,828
447	Fiserv, Inc.(a)	47,239
118	Gartner, Inc.(a)	31,327
259	Global Payments, Inc.	31,681
59	International Business Machines Corp.	7,717
124	Mastercard, Inc., Class A	43,870
28	Paychex, Inc.	3,592
339	PayPal Holdings, Inc.(a)	29,334
69	Perficient, Inc.(a)	7,281
495	Shopify, Inc., Class A(a)	17,241
16	VeriSign, Inc.(a)	3,027
452	Visa, Inc., Class A	95,874
50	WEX, Inc.(a)	8,310

		373,041

	Leisure Products — 0.1%
492	Mattel, Inc.(a)	11,414

	Life Sciences Tools & Services — 0.6%
51	Agilent Technologies, Inc.	6,839
49	Danaher Corp.	14,282
142	Illumina, Inc.(a)	30,768
11	IQVIA Holdings, Inc.(a)	2,643
21	PerkinElmer, Inc.	3,217
52	Repligen Corp.(a)	11,095
20	Thermo Fisher Scientific, Inc.	11,968
7	Waters Corp.(a)	2,548

		83,360

	Machinery — 1.1%
72	AGCO Corp.	7,842
35	Caterpillar, Inc.	6,939
31	Chart Industries, Inc.(a)	6,048
59	Cummins, Inc.	13,057
71	Deere & Co.	24,366
40	Illinois Tool Works, Inc.	8,310
157	ITT, Inc.	11,780
127	Oshkosh Corp.	10,935
229	PACCAR, Inc.	20,958

See accompanying notes to financial statements.

|  44

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
137	Parker-Hannifin Corp.	$39,605
147	Terex Corp.	4,926
137	Toro Co. (The)	11,781

		166,547

	Media — 1.0%
8	Cable One, Inc.	11,013
125	Charter Communications, Inc., Class A(a)	54,012
1,286	Comcast Corp., Class A	48,251
237	Interpublic Group of Cos., Inc. (The)	7,079
160	New York Times Co. (The), Class A	5,112
213	News Corp., Class A	3,651
142	News Corp., Class B	2,454
94	Omnicom Group, Inc.	6,565
75	Paramount Global, Class B	1,774

		139,911

	Metals & Mining — 0.3%
101	Alcoa Corp.	5,140
283	Cleveland-Cliffs, Inc.(a)	5,012
216	Commercial Metals Co.	8,558
64	Newmont Corp.	2,898
20	Nucor Corp.	2,716
64	Reliance Steel & Aluminum Co.	12,176
155	Steel Dynamics, Inc.	12,071

		48,571

	Multi-Utilities — 0.1%
114	Consolidated Edison, Inc.	11,317
46	DTE Energy Co.	5,994
28	WEC Energy Group, Inc.	2,906

		20,217

	Multiline Retail — 0.1%
130	Kohl’s Corp.	3,788
321	Macy’s, Inc.	5,666
61	Target Corp.	9,966

		19,420

	Oil, Gas & Consumable Fuels — 1.9%
795	Antero Midstream Corp.	7,998
1,293	APA Corp.	48,061
106	Chevron Corp.	17,361
522	CNX Resources Corp.(a)	9,015
462	ConocoPhillips	45,013
129	Diamondback Energy, Inc.	16,515
526	EOG Resources, Inc.	58,502
225	EQT Corp.	9,907
226	Exxon Mobil Corp.	21,906
157	HF Sinclair Corp.	7,508
182	Kinder Morgan, Inc.	3,274
185	Marathon Oil Corp.	4,588
42	Occidental Petroleum Corp.	2,761
278	Range Resources Corp.(a)	9,193
970	Southwestern Energy Co.(a)	6,848
41	Valero Energy Corp.	4,541

		272,991

	Paper & Forest Products — 0.0%
97	Louisiana-Pacific Corp.	6,172

	Pharmaceuticals — 1.5%
383	Bristol-Myers Squibb Co.	28,258
40	Eli Lilly & Co.	13,188
68	Jazz Pharmaceuticals PLC(a)	10,612
128	Johnson & Johnson	22,338
252	Merck & Co., Inc.	22,514
	Pharmaceuticals — continued
524	Novartis AG, Sponsored ADR	44,975
194	Novo Nordisk A/S, Sponsored ADR	22,516
154	Perrigo Co. PLC	6,448
293	Pfizer, Inc.	14,799
783	Roche Holding AG, Sponsored ADR	32,471
31	Zoetis, Inc.	5,659

		223,778

	Professional Services — 0.5%
147	Equifax, Inc.	30,710
126	Exponent, Inc.	12,662
130	Korn Ferry	8,516
71	ManpowerGroup, Inc.	5,567
47	Verisk Analytics, Inc.	8,942

		66,397

	Real Estate Management & Development — 0.4%
455	CBRE Group, Inc., Class A(a)	38,957
65	Jones Lang LaSalle, Inc.(a)	12,394

		51,351

	REITs – Apartments — 0.4%
230	American Campus Communities, Inc.	15,024
105	AvalonBay Communities, Inc.	22,464
79	Equity Residential	6,193
35	Essex Property Trust, Inc.	10,028

		53,709

	REITs – Diversified — 0.4%
678	American Assets Trust, Inc.	20,496
52	American Tower Corp.	14,083
45	Crown Castle International Corp.	8,130
19	Digital Realty Trust, Inc.	2,517
5	Equinix, Inc.	3,519
163	VICI Properties, Inc.	5,573
161	Weyerhaeuser Co.	5,847

		60,165

	REITs – Health Care — 0.2%
53	Ventas, Inc.	2,850
253	Welltower, Inc.	21,844

		24,694

	REITs – Hotels — 0.0%
159	Host Hotels & Resorts, Inc.	2,832

	REITs – Mortgage — 0.1%
249	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,986

	REITs – Office Property — 0.5%
133	Alexandria Real Estate Equities, Inc.	22,049
1,143	Brandywine Realty Trust	10,687
561	Corporate Office Properties Trust	15,792
398	Douglas Emmett, Inc.	9,409
520	Easterly Government Properties, Inc.	10,540
177	Kilroy Realty Corp.	9,590

		78,067

	REITs – Shopping Centers — 0.1%
926	Brixmor Property Group, Inc.	21,465

	REITs – Warehouse/Industrials — 0.1%
89	ProLogis, Inc.	11,798

	Road & Rail — 0.7%
27	Avis Budget Group, Inc.(a)	4,915
269	Canadian Pacific Railway Ltd.	21,216
289	CSX Corp.	9,343

See accompanying notes to financial statements.

45  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — continued
116	Norfolk Southern Corp.	$29,136
102	Ryder System, Inc.	7,989
111	Union Pacific Corp.	25,230

		97,829

	Semiconductors & Semiconductor Equipment — 2.2%
123	Advanced Micro Devices, Inc.(a)	11,620
40	Analog Devices, Inc.	6,878
40	Broadcom, Inc.	21,419
91	Cirrus Logic, Inc.(a)	7,777
136	Enphase Energy, Inc.(a)	38,648
76	First Solar, Inc.(a)	7,537
209	Intel Corp.	7,589
217	Lattice Semiconductor Corp.(a)	13,346
77	Micron Technology, Inc.	4,763
707	NVIDIA Corp.	128,412
288	QUALCOMM, Inc.	41,777
68	Silicon Laboratories, Inc.(a)	10,029
43	Synaptics, Inc.(a)	6,233
46	Texas Instruments, Inc.	8,229
56	Universal Display Corp.	6,466
91	Wolfspeed, Inc.(a)	7,580

		328,303

	Software — 3.8%
71	Adobe, Inc.(a)	29,119
19	ANSYS, Inc.(a)	5,301
26	Aspen Technology, Inc.(a)	5,306
339	Autodesk, Inc.(a)	73,333
79	Blackbaud, Inc.(a)	4,844
20	Citrix Systems, Inc.	2,028
113	CommVault Systems, Inc.(a)	6,338
21	Fair Isaac Corp.(a)	9,703
99	Fortinet, Inc.(a)	5,905
349	Microsoft Corp.	97,978
124	NortonLifeLock, Inc.	3,042
1,481	Oracle Corp.	115,281
53	Paylocity Holding Corp.(a)	10,914
70	Qualys, Inc.(a)	8,562
565	Salesforce, Inc.(a)	103,971
36	ServiceNow, Inc.(a)	16,080
84	SPS Commerce, Inc.(a)	10,060
328	Workday, Inc., Class A(a)	50,873

		558,638

	Specialty Retail — 0.7%
29	Asbury Automotive Group, Inc.(a)	4,978
3	AutoZone, Inc.(a)	6,412
21	Best Buy Co., Inc.	1,617
105	Boot Barn Holdings, Inc.(a)	6,541
65	Five Below, Inc.(a)	8,260
116	GameStop Corp., Class A(a)	3,945
86	Home Depot, Inc. (The)	25,881
30	Lithia Motors, Inc.	7,958
67	Lowe’s Cos., Inc.	12,832
85	TJX Cos., Inc. (The)	5,199
10	Tractor Supply Co.	1,915
6	Ulta Beauty, Inc.(a)	2,333
68	Williams-Sonoma, Inc.	9,821

		97,692

	Technology Hardware, Storage & Peripherals — 0.0%
192	Hewlett Packard Enterprise Co.	2,734
117	HP, Inc.	3,907

		6,641

	Textiles, Apparel & Luxury Goods — 0.4%
55	Crocs, Inc.(a)	3,940
39	Deckers Outdoor Corp.(a)	12,215
226	NIKE, Inc., Class B	25,972
1,894	Under Armour, Inc., Class A(a)	17,538
48	VF Corp.	2,145

		61,810

	Thrifts & Mortgage Finance — 0.2%
1,487	MGIC Investment Corp.	21,026
225	Mr. Cooper Group, Inc.(a)	10,136

		31,162

	Trading Companies & Distributors — 0.0%
61	GATX Corp.	6,115

	Water Utilities — 0.2%
100	American States Water Co.	8,717
53	American Water Works Co., Inc.	8,238
217	Essential Utilities, Inc.	11,271

		28,226

	Wireless Telecommunication Services — 0.0%
35	T-Mobile US, Inc.(a)	5,007

	Total Common Stocks (Identified Cost $7,225,711)	7,126,786

Principal Amount
Bonds and Notes — 11.3%
	Automotive — 0.2%
$14,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	13,767
6,000	Lear Corp., 4.250%, 5/15/2029	5,640
11,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	9,853

		29,260

	Banking — 1.6%
16,000	American Express Co., 3.700%, 8/03/2023	16,066
16,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	15,452
12,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	12,091
8,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	7,994
19,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	17,325
13,000	Citigroup, Inc., 4.600%, 3/09/2026	13,236
19,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	18,990
14,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	13,797
16,000	KeyCorp, MTN, 2.550%, 10/01/2029	14,221
7,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	6,687
7,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	7,014
8,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	7,224
16,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	15,398
8,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	7,841
9,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	8,906
12,000	State Street Corp., 2.400%, 1/24/2030	10,811
8,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	6,918
16,000	Truist Bank, 3.200%, 4/01/2024	15,993
16,000	Westpac Banking Corp., 2.350%, 2/19/2025	15,606

		231,570

See accompanying notes to financial statements.

|  46

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Principal Amount	Description	Value (†)
	Brokerage — 0.2%
$21,000	BlackRock, Inc., 2.400%, 4/30/2030	$19,078
20,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	15,509

		34,587

	Building Materials — 0.2%
11,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	10,090
15,000	Owens Corning, 3.950%, 8/15/2029	14,298

		24,388

	Chemicals — 0.0%
4,000	LYB International Finance BV, 5.250%, 7/15/2043	3,890

	Diversified Manufacturing — 0.2%
18,000	3M Co., 3.050%, 4/15/2030	17,076
8,000	Emerson Electric Co., 2.000%, 12/21/2028	7,301

		24,377

	Electric — 0.5%
14,000	Duke Energy Corp., 3.750%, 4/15/2024	14,058
19,000	Entergy Corp., 0.900%, 9/15/2025	17,303
11,000	Exelon Corp., 4.050%, 4/15/2030	10,907
17,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	14,955
5,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	4,610
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,461
14,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	13,883

		79,177

	Environmental — 0.1%
10,000	Republic Services, Inc., 1.450%, 2/15/2031	8,256
5,000	Waste Management, Inc., 2.950%, 6/01/2041	4,074

		12,330

	Finance Companies — 0.1%
9,000	Ares Capital Corp., 3.250%, 7/15/2025	8,487
10,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	8,743

		17,230

	Food & Beverage — 0.4%
19,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	17,709
14,000	General Mills, Inc., 4.000%, 4/17/2025	14,176
8,000	Mondelez International, Inc., 2.750%, 4/13/2030	7,297
18,000	PepsiCo, Inc., 2.750%, 3/19/2030	17,157

		56,339

	Government Owned – No Guarantee — 0.3%
13,000	Equinor ASA, 3.625%, 4/06/2040	11,927
21,000	Federal National Mortgage Association, 6.625%, 11/15/2030	26,586

		38,513

	Health Insurance — 0.2%
13,000	Elevance Health, Inc., 4.101%, 3/01/2028	13,182
13,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	15,267

		28,449

	Healthcare — 0.3%
8,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	8,172
8,000	Cigna Corp., 3.750%, 7/15/2023	8,014
5,000	CVS Health Corp., 4.300%, 3/25/2028	5,082
9,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	8,713
9,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	8,923
10,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	9,160

		48,064

	Integrated Energy — 0.2%
18,000	Exxon Mobil Corp., 2.992%, 3/19/2025	17,929
12,000	Shell International Finance BV, 6.375%, 12/15/2038	14,446

		32,375

	Life Insurance — 0.0%
4,000	Athene Holding Ltd., 6.150%, 4/03/2030	4,146

	Mortgage Related — 2.3%
50,028	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	46,699
42,276	FHLMC, 3.000%, with various maturities in 2052(b)	40,742
45,338	FHLMC, 3.500%, 5/01/2052	44,894
67,716	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	61,047
50,002	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	46,725
55,436	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	53,614
39,535	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	39,196
1,564	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	1,586
1,481	FNMA, 4.500%, 5/01/2049	1,522

		336,025

	Natural Gas — 0.1%
17,000	NiSource, Inc., 0.950%, 8/15/2025	15,561

	Pharmaceuticals — 0.3%
14,000	AbbVie, Inc., 3.600%, 5/14/2025	14,002
8,000	Biogen, Inc., 2.250%, 5/01/2030	6,835
11,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	10,894
7,000	Viatris, Inc., 3.850%, 6/22/2040	5,108

		36,839

	Property & Casualty Insurance — 0.0%
6,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	5,390

	Railroads — 0.1%
16,000	CSX Corp., 2.600%, 11/01/2026	15,552

	REITs – Apartments — 0.1%
9,000	Essex Portfolio LP, 3.000%, 1/15/2030	8,128

	REITs – Health Care — 0.1%
11,000	Welltower, Inc., 2.800%, 6/01/2031	9,540

	REITs – Office Property — 0.2%
16,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	15,917
7,000	Boston Properties LP, 2.750%, 10/01/2026	6,640
16,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	13,573

		36,130

	REITs – Single Tenant — 0.1%
6,000	Realty Income Corp., 3.400%, 1/15/2028	5,802
7,000	Spirit Realty LP, 2.700%, 2/15/2032	5,640

		11,442

	REITs – Warehouse/Industrials — 0.1%
10,000	Prologis LP, 1.250%, 10/15/2030	8,231

	Restaurants — 0.1%
15,000	Starbucks Corp., 2.250%, 3/12/2030	13,187

	Retailers — 0.2%
9,000	Amazon.com, Inc., 3.875%, 8/22/2037	9,062
20,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	17,588

		26,650

See accompanying notes to financial statements.

47  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2035 Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — 0.6%
$15,000	Apple, Inc., 2.500%, 2/09/2025	$14,866
8,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	7,584
11,000	Intel Corp., 2.450%, 11/15/2029	10,141
18,000	International Business Machines Corp., 4.000%, 6/20/2042	16,409
11,000	NVIDIA Corp., 2.850%, 4/01/2030	10,496
18,000	Oracle Corp., 2.950%, 5/15/2025	17,548
19,000	QUALCOMM, Inc., 1.650%, 5/20/2032	16,092

		93,136

	Treasuries — 2.2%
21,000	U.S. Treasury Bond, 2.250%, 5/15/2041	17,977
18,000	U.S. Treasury Bond, 2.500%, 5/15/2046	15,602
42,000	U.S. Treasury Bond, 2.875%, 11/15/2046	39,058
48,000	U.S. Treasury Bond, 3.000%, 5/15/2045	45,476
24,000	U.S. Treasury Bond, 3.000%, 2/15/2048	23,088
26,000	U.S. Treasury Bond, 3.000%, 2/15/2049	25,349
80,000	U.S. Treasury Note, 0.375%, 11/30/2025	73,844
82,000	U.S. Treasury Note, 2.125%, 12/31/2022	81,769

		322,163

	Utility Other — 0.1%
13,000	Essential Utilities, Inc., 4.276%, 5/01/2049	11,747

	Wireless — 0.1%
13,000	Vodafone Group PLC, 6.150%, 2/27/2037	14,469

	Wirelines — 0.1%
8,000	AT&T, Inc., 3.650%, 6/01/2051	6,518
14,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.511%, 5/15/2025(c)	13,970

		20,488

	Total Bonds and Notes (Identified Cost $1,787,281)	1,649,373

Shares
Exchange-Traded Funds — 6.6%
14,577	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,074,161)	965,143

Mutual Funds — 10.2%
37,830	WCM Focused Emerging Markets Fund, Institutional Class	501,621
47,333	WCM Focused International Growth Fund, Institutional Class	985,464

	Total Mutual Funds (Identified Cost $1,814,556)	1,487,085

Affiliated Mutual Funds — 20.4%
58,431	Loomis Sayles Inflation Protected Securities Fund, Class N	629,305
56,298	Loomis Sayles Limited Term Government and Agency Fund, Class N	617,585
85,172	Mirova Global Green Bond Fund, Class N	764,848
86,779	Mirova International Sustainable Equity Fund, Class N	971,061

	Total Affiliated Mutual Funds (Identified Cost $3,366,358)	2,982,799

Short-Term Investments — 3.0%
$445,633	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/29/2022 at 0.650% to be repurchased at $445,657 on 8/01/2022 collateralized by $452,600 U.S. Treasury Note, 3.000% due 7/15/2025 valued at $454,898 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $445,633)	445,633

	Total Investments — 100.1% (Identified Cost $15,713,700)	14,656,819
	Other assets less liabilities — (0.1)%	(8,183)

	Net Assets — 100.0%	$14,648,636

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of Rule 144A holdings amounted to $14,271 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2022 (Unaudited)

Equity	72.1%
Fixed Income	25.0
Short-Term Investments	3.0

Total Investments	100.1
Other assets less liabilities	(0.1)

Net Assets	100.0%

See accompanying notes to financial statements.

|  48

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2040 Fund

Shares	Description	Value (†)
Common Stocks — 54.1% of Net Assets
	Aerospace & Defense — 0.9%
207	AAR Corp.(a)	$9,218
45	Axon Enterprise, Inc.(a)	4,959
428	Boeing Co. (The)(a)	68,185
8	L3Harris Technologies, Inc.	1,920
13	Lockheed Martin Corp.	5,379
68	Moog, Inc., Class A	5,823
8	Northrop Grumman Corp.	3,831
131	Raytheon Technologies Corp.	12,210

		111,525

	Air Freight & Logistics — 0.3%
213	Expeditors International of Washington, Inc.	22,631
15	FedEx Corp.	3,497
81	GXO Logistics, Inc.(a)	3,888
27	United Parcel Service, Inc., Class B	5,262

		35,278

	Airlines — 0.1%
212	Delta Air Lines, Inc.(a)	6,741
654	JetBlue Airways Corp.(a)	5,507

		12,248

	Auto Components — 0.4%
671	BorgWarner, Inc.	25,807
442	Dana, Inc.	7,408
78	Dorman Products, Inc.(a)	7,885
59	Visteon Corp.(a)	7,527

		48,627

	Automobiles — 1.2%
1,077	General Motors Co.(a)	39,052
110	Tesla, Inc.(a)	98,059
63	Thor Industries, Inc.	5,313

		142,424

	Banks — 2.4%
334	Ameris Bancorp	15,795
782	Bank of America Corp.	26,439
316	Cadence Bank	8,248
875	Citigroup, Inc.	45,412
172	Citizens Financial Group, Inc.	6,531
66	Fifth Third Bancorp	2,252
1,521	FNB Corp.	18,191
1,061	Fulton Financial Corp.	17,708
190	Huntington Bancshares, Inc.	2,525
286	International Bancshares Corp.	12,544
67	JPMorgan Chase & Co.	7,729
300	KeyCorp	5,490
20	M&T Bank Corp.	3,549
44	PNC Financial Services Group, Inc. (The)	7,301
331	Regions Financial Corp.	7,011
10	Signature Bank	1,856
8	SVB Financial Group(a)	3,228
320	Truist Financial Corp.	16,150
442	Trustmark Corp.	14,352
148	U.S. Bancorp	6,986
269	Webster Financial Corp.	12,495
769	Wells Fargo & Co.	33,736
113	Wintrust Financial Corp.	9,723

		285,251

	Beverages — 1.1%
54	Boston Beer Co., Inc. (The), Class A(a)	20,543
291	Coca-Cola Co. (The)	18,674
49	Keurig Dr Pepper, Inc.	1,898
	Beverages — continued
760	Monster Beverage Corp.(a)	75,711
74	PepsiCo, Inc.	12,947

		129,773

	Biotechnology — 1.7%
119	AbbVie, Inc.	17,078
243	Alnylam Pharmaceuticals, Inc.(a)	34,516
54	Amgen, Inc.	13,363
150	Arrowhead Pharmaceuticals, Inc.(a)	6,379
38	Biogen, Inc.(a)	8,172
192	BioMarin Pharmaceutical, Inc.(a)	16,522
289	CRISPR Therapeutics AG(a)	21,675
43	Gilead Sciences, Inc.	2,569
178	Halozyme Therapeutics, Inc.(a)	8,704
39	Moderna, Inc.(a)	6,400
77	Neurocrine Biosciences, Inc.(a)	7,248
91	Regeneron Pharmaceuticals, Inc.(a)	52,934

		195,560

	Building Products — 0.6%
119	Builders FirstSource, Inc.(a)	8,092
46	Carlisle Cos., Inc.	13,621
84	Carrier Global Corp.	3,404
46	Johnson Controls International PLC	2,480
44	Lennox International, Inc.	10,539
336	Masco Corp.	18,608
138	Owens Corning	12,798
88	Trex Co., Inc.(a)	5,678

		75,220

	Capital Markets — 3.3%
17	Ameriprise Financial, Inc.	4,589
651	Bank of New York Mellon Corp. (The)	28,292
15	BlackRock, Inc.	10,038
657	Charles Schwab Corp. (The)	45,366
27	CME Group, Inc.	5,386
69	FactSet Research Systems, Inc.	29,648
99	Goldman Sachs Group, Inc. (The)	33,005
282	Intercontinental Exchange, Inc.	28,761
218	Janus Henderson Group PLC	5,618
797	KKR & Co., Inc.	44,202
97	Moody’s Corp.	30,094
100	Morgan Stanley	8,430
56	MSCI, Inc.	26,955
27	Northern Trust Corp.	2,694
62	S&P Global, Inc.	23,370
422	SEI Investments Co.	23,362
504	State Street Corp.	35,804
44	Virtus Investment Partners, Inc.	9,078

		394,692

	Chemicals — 0.4%
18	Air Products & Chemicals, Inc.	4,468
38	DuPont de Nemours, Inc.	2,327
119	HB Fuller Co.	7,640
87	Innospec, Inc.	8,874
29	Linde PLC	8,758
101	Minerals Technologies, Inc.	6,748
58	Stepan Co.	6,508

		45,323

	Commercial Services & Supplies — 0.3%
62	MSA Safety, Inc.	7,957
76	Tetra Tech, Inc.	11,649
123	Viad Corp.(a)	4,154

See accompanying notes to financial statements.

49  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
104	Waste Management, Inc.	$17,114

		40,874

	Communications Equipment — 0.1%
147	Ciena Corp.(a)	7,585
81	Lumentum Holdings, Inc.(a)	7,327

		14,912

	Construction & Engineering — 0.2%
249	AECOM	17,928

	Consumer Finance — 0.9%
1,367	Ally Financial, Inc.	45,207
168	American Express Co.	25,875
287	Capital One Financial Corp.	31,521
168	Green Dot Corp., Class A(a)	4,721

		107,324

	Containers & Packaging — 0.2%
32	Ball Corp.	2,349
66	International Paper Co.	2,823
198	Sonoco Products Co.	12,571

		17,743

	Distributors — 0.1%
55	Genuine Parts Co.	8,408

	Diversified Consumer Services — 0.2%
107	Grand Canyon Education, Inc.(a)	10,280
155	Service Corp. International	11,541

		21,821

	Diversified Telecommunication Services — 0.1%
173	AT&T, Inc.	3,249
206	Lumen Technologies, Inc.	2,243
101	Verizon Communications, Inc.	4,665

		10,157

	Electric Utilities — 0.6%
161	American Electric Power Co., Inc.	15,868
186	Edison International	12,605
199	Eversource Energy	17,556
82	IDACORP, Inc.	9,161
136	NextEra Energy, Inc.	11,491

		66,681

	Electrical Equipment — 1.2%
32	Acuity Brands, Inc.	5,837
626	ChargePoint Holdings, Inc.(a)	9,459
38	Eaton Corp. PLC	5,639
42	Emerson Electric Co.	3,783
1,310	Fluence Energy, Inc.(a)	17,999
58	Hubbell, Inc.	12,703
1,009	Plug Power, Inc.(a)	21,532
57	Rockwell Automation, Inc.	14,551
709	Shoals Technologies Group, Inc., Class A(a)	16,753
891	Sunrun, Inc.(a)	29,127

		137,383

	Electronic Equipment, Instruments & Components — 0.5%
260	Avnet, Inc.	12,446
156	Cognex Corp.	7,953
49	Corning, Inc.	1,801
30	II-VI, Inc.(a)	1,579
179	Itron, Inc.(a)	10,453
13	Keysight Technologies, Inc.(a)	2,114
33	Littelfuse, Inc.	9,203
75	TE Connectivity Ltd.	10,030

		55,579

	Energy Equipment & Services — 0.2%
792	Archrock, Inc.	6,684
85	Baker Hughes Co.	2,184
346	ChampionX Corp.	7,228
117	Schlumberger NV	4,333

		20,429

	Entertainment — 2.0%
53	Activision Blizzard, Inc.	4,237
124	Electronic Arts, Inc.	16,273
468	Netflix, Inc.(a)	105,253
176	Take-Two Interactive Software, Inc.(a)	23,360
656	Walt Disney Co. (The)(a)	69,602
972	Warner Bros Discovery, Inc.(a)	14,580

		233,305

	Food & Staples Retailing — 0.4%
123	BJ’s Wholesale Club Holdings, Inc.(a)	8,327
10	Costco Wholesale Corp.	5,413
162	Kroger Co. (The)	7,523
224	SpartanNash Co.	7,233
304	Sprouts Farmers Market, Inc.(a)	8,403
70	Sysco Corp.	5,943
90	Walgreens Boots Alliance, Inc.	3,566
47	Walmart, Inc.	6,206

		52,614

	Food Products — 0.4%
100	Campbell Soup Co.	4,935
272	Darling Ingredients, Inc.(a)	18,844
71	General Mills, Inc.	5,310
161	Hain Celestial Group, Inc. (The)(a)	3,663
67	Hormel Foods Corp.	3,306
80	Ingredion, Inc.	7,278
21	J.M. Smucker Co. (The)	2,779
36	Kellogg Co.	2,661
18	McCormick & Co., Inc.	1,572

		50,348

	Gas Utilities — 0.2%
272	New Jersey Resources Corp.	12,564
92	ONE Gas, Inc.	7,814

		20,378

	Health Care Equipment & Supplies — 0.9%
150	Abbott Laboratories	16,326
36	Becton Dickinson & Co.	8,795
10	Cooper Cos., Inc. (The)	3,270
31	DexCom, Inc.(a)	2,544
71	Edwards Lifesciences Corp.(a)	7,138
85	Globus Medical, Inc., Class A(a)	4,989
97	Haemonetics Corp.(a)	6,741
34	Hologic, Inc.(a)	2,427
87	Intuitive Surgical, Inc.(a)	20,025
269	LeMaitre Vascular, Inc.	13,544
43	Penumbra, Inc.(a)	5,993
13	ResMed, Inc.	3,127
39	Shockwave Medical, Inc.(a)	8,226
10	STERIS PLC	2,257
15	Stryker Corp.	3,221
9	Teleflex, Inc.	2,164

		110,787

	Health Care Providers & Services — 1.3%
124	Acadia Healthcare Co., Inc.(a)	10,281
30	Amedisys, Inc.(a)	3,595
112	Centene Corp.(a)	10,413

See accompanying notes to financial statements.

|  50

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
21	Chemed Corp.	$10,103
47	Cigna Corp.	12,942
58	CVS Health Corp.	5,549
34	Elevance Health, Inc.	16,221
79	Encompass Health Corp.	3,999
39	Enhabit, Inc.(a)	683
171	HCA Healthcare, Inc.	36,324
21	Humana, Inc.	10,122
22	Quest Diagnostics, Inc.	3,005
216	Select Medical Holdings Corp.	6,398
116	Tenet Healthcare Corp.(a)	7,670
32	UnitedHealth Group, Inc.	17,355

		154,660

	Health Care Technology — 0.6%
385	Allscripts Healthcare Solutions, Inc.(a)	6,091
887	Doximity, Inc., Class A(a)	37,538
140	Veeva Systems, Inc., Class A(a)	31,301

		74,930

	Hotels, Restaurants & Leisure — 1.5%
29	Booking Holdings, Inc.(a)	56,135
49	Expedia Group, Inc.(a)	5,196
115	Hilton Worldwide Holdings, Inc.	14,728
94	Jack in the Box, Inc.	6,499
32	McDonald’s Corp.	8,428
393	Starbucks Corp.	33,319
204	Travel & Leisure Co.	8,794
456	Yum China Holdings, Inc.	22,212
144	Yum! Brands, Inc.	17,646

		172,957

	Household Durables — 0.4%
40	DR Horton, Inc.	3,121
253	KB Home	8,258
98	Meritage Homes Corp.(a)	8,653
475	PulteGroup, Inc.	20,720
341	Taylor Morrison Home Corp.(a)	9,787

		50,539

	Household Products — 0.4%
273	Colgate-Palmolive Co.	21,496
83	Kimberly-Clark Corp.	10,938
135	Procter & Gamble Co. (The)	18,753

		51,187

	Independent Power & Renewable Electricity Producers — 0.2%
110	AES Corp. (The)	2,444
150	NextEra Energy Partners LP	12,411
563	Sunnova Energy International, Inc.(a)	14,649

		29,504

	Industrial Conglomerates — 0.3%
37	3M Co.	5,300
251	General Electric Co.	18,551
41	Honeywell International, Inc.	7,891

		31,742

	Insurance — 1.5%
71	Aflac, Inc.	4,068
40	Allstate Corp. (The)	4,679
470	American International Group, Inc.	24,332
44	Chubb Ltd.	8,300
144	First American Financial Corp.	8,352
90	Hanover Insurance Group, Inc. (The)	12,282
67	Marsh & McLennan Cos., Inc.	10,986
	Insurance — continued
325	Prudential Financial, Inc.	32,497
235	Reinsurance Group of America, Inc.	27,208
159	Selective Insurance Group, Inc.	12,380
37	Travelers Cos., Inc. (The)	5,872
150	Willis Towers Watson PLC	31,041

		181,997

	Interactive Media & Services — 2.4%
580	Alphabet, Inc., Class A(a)	67,466
680	Alphabet, Inc., Class C(a)	79,315
622	Meta Platforms, Inc., Class A(a)	98,960
1,548	Pinterest, Inc., Class A(a)	30,155
304	Twitter, Inc.(a)	12,650

		288,546

	Internet & Direct Marketing Retail — 2.0%
221	Alibaba Group Holding Ltd., Sponsored ADR(a)	19,751
1,146	Amazon.com, Inc.(a)	154,653
900	eBay, Inc.	43,767
184	Etsy, Inc.(a)	19,084

		237,255

	IT Services — 2.8%
17	Accenture PLC, Class A	5,206
26	Automatic Data Processing, Inc.	6,269
253	Block, Inc.(a)	19,243
52	Cognizant Technology Solutions Corp., Class A	3,534
56	Concentrix Corp.	7,491
392	Fiserv, Inc.(a)	41,427
105	Gartner, Inc.(a)	27,875
220	Global Payments, Inc.	26,910
53	International Business Machines Corp.	6,932
111	Mastercard, Inc., Class A	39,271
24	Paychex, Inc.	3,079
313	PayPal Holdings, Inc.(a)	27,084
60	Perficient, Inc.(a)	6,331
450	Shopify, Inc., Class A(a)	15,673
13	VeriSign, Inc.(a)	2,459
399	Visa, Inc., Class A	84,632
42	WEX, Inc.(a)	6,981

		330,397

	Leisure Products — 0.1%
430	Mattel, Inc.(a)	9,976

	Life Sciences Tools & Services — 0.6%
47	Agilent Technologies, Inc.	6,303
42	Danaher Corp.	12,242
132	Illumina, Inc.(a)	28,602
9	IQVIA Holdings, Inc.(a)	2,162
19	PerkinElmer, Inc.	2,910
48	Repligen Corp.(a)	10,241
17	Thermo Fisher Scientific, Inc.	10,173
7	Waters Corp.(a)	2,548

		75,181

	Machinery — 1.3%
67	AGCO Corp.	7,298
37	Caterpillar, Inc.	7,335
29	Chart Industries, Inc.(a)	5,658
53	Cummins, Inc.	11,729
65	Deere & Co.	22,307
38	Illinois Tool Works, Inc.	7,895
139	ITT, Inc.	10,429
114	Oshkosh Corp.	9,815
207	PACCAR, Inc.	18,945

See accompanying notes to financial statements.

51  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
119	Parker-Hannifin Corp.	$34,402
136	Terex Corp.	4,557
121	Toro Co. (The)	10,405

		150,775

	Media — 1.1%
8	Cable One, Inc.	11,014
110	Charter Communications, Inc., Class A(a)	47,531
1,145	Comcast Corp., Class A	42,960
165	Interpublic Group of Cos., Inc. (The)	4,929
148	New York Times Co. (The), Class A	4,729
193	News Corp., Class A	3,308
129	News Corp., Class B	2,229
85	Omnicom Group, Inc.	5,936
71	Paramount Global, Class B	1,679

		124,315

	Metals & Mining — 0.4%
94	Alcoa Corp.	4,784
267	Cleveland-Cliffs, Inc.(a)	4,729
200	Commercial Metals Co.	7,924
58	Newmont Corp.	2,626
17	Nucor Corp.	2,309
58	Reliance Steel & Aluminum Co.	11,034
138	Steel Dynamics, Inc.	10,747

		44,153

	Multi-Utilities — 0.2%
107	Consolidated Edison, Inc.	10,622
42	DTE Energy Co.	5,473
26	WEC Energy Group, Inc.	2,699

		18,794

	Multiline Retail — 0.2%
122	Kohl’s Corp.	3,555
297	Macy’s, Inc.	5,242
57	Target Corp.	9,313

		18,110

	Oil, Gas & Consumable Fuels — 2.1%
739	Antero Midstream Corp.	7,434
1,132	APA Corp.	42,076
94	Chevron Corp.	15,395
482	CNX Resources Corp.(a)	8,324
406	ConocoPhillips	39,557
117	Diamondback Energy, Inc.	14,978
460	EOG Resources, Inc.	51,161
208	EQT Corp.	9,158
206	Exxon Mobil Corp.	19,968
136	HF Sinclair Corp.	6,504
172	Kinder Morgan, Inc.	3,094
164	Marathon Oil Corp.	4,067
36	Occidental Petroleum Corp.	2,367
236	Range Resources Corp.(a)	7,805
914	Southwestern Energy Co.(a)	6,453
36	Valero Energy Corp.	3,988

		242,329

	Paper & Forest Products — 0.0%
83	Louisiana-Pacific Corp.	5,281

	Pharmaceuticals — 1.7%
352	Bristol-Myers Squibb Co.	25,970
36	Eli Lilly & Co.	11,869
59	Jazz Pharmaceuticals PLC(a)	9,207
117	Johnson & Johnson	20,419
	Pharmaceuticals — continued
237	Merck & Co., Inc.	21,174
471	Novartis AG, Sponsored ADR	40,426
174	Novo Nordisk A/S, Sponsored ADR	20,194
133	Perrigo Co. PLC	5,569
262	Pfizer, Inc.	13,234
703	Roche Holding AG, Sponsored ADR	29,153
29	Zoetis, Inc.	5,294

		202,509

	Professional Services — 0.5%
129	Equifax, Inc.	26,949
112	Exponent, Inc.	11,255
113	Korn Ferry	7,403
66	ManpowerGroup, Inc.	5,175
39	Verisk Analytics, Inc.	7,420

		58,202

	Real Estate Management & Development — 0.4%
387	CBRE Group, Inc., Class A(a)	33,135
59	Jones Lang LaSalle, Inc.(a)	11,250

		44,385

	REITs – Apartments — 0.4%
210	American Campus Communities, Inc.	13,717
85	AvalonBay Communities, Inc.	18,185
68	Equity Residential	5,331
32	Essex Property Trust, Inc.	9,169

		46,402

	REITs – Diversified — 0.5%
605	American Assets Trust, Inc.	18,289
49	American Tower Corp.	13,270
47	Crown Castle International Corp.	8,491
18	Digital Realty Trust, Inc.	2,384
5	Equinix, Inc.	3,519
146	VICI Properties, Inc.	4,992
147	Weyerhaeuser Co.	5,339

		56,284

	REITs – Health Care — 0.2%
46	Ventas, Inc.	2,474
226	Welltower, Inc.	19,513

		21,987

	REITs – Hotels — 0.0%
141	Host Hotels & Resorts, Inc.	2,511

	REITs – Mortgage — 0.1%
227	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,192

	REITs – Office Property — 0.6%
121	Alexandria Real Estate Equities, Inc.	20,059
999	Brandywine Realty Trust	9,341
513	Corporate Office Properties Trust	14,441
341	Douglas Emmett, Inc.	8,061
466	Easterly Government Properties, Inc.	9,446
151	Kilroy Realty Corp.	8,181

		69,529

	REITs – Shopping Centers — 0.2%
846	Brixmor Property Group, Inc.	19,610

	REITs – Warehouse/Industrials — 0.1%
84	ProLogis, Inc.	11,135

	Road & Rail — 0.7%
26	Avis Budget Group, Inc.(a)	4,733
250	Canadian Pacific Railway Ltd.	19,717
248	CSX Corp.	8,018

See accompanying notes to financial statements.

|  52

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — continued
99	Norfolk Southern Corp.	$24,866
87	Ryder System, Inc.	6,814
100	Union Pacific Corp.	22,730

		86,878

	Semiconductors & Semiconductor Equipment — 2.5%
113	Advanced Micro Devices, Inc.(a)	10,675
38	Analog Devices, Inc.	6,535
37	Broadcom, Inc.	19,813
86	Cirrus Logic, Inc.(a)	7,350
124	Enphase Energy, Inc.(a)	35,238
70	First Solar, Inc.(a)	6,942
197	Intel Corp.	7,153
194	Lattice Semiconductor Corp.(a)	11,931
69	Micron Technology, Inc.	4,268
624	NVIDIA Corp.	113,337
257	QUALCOMM, Inc.	37,281
59	Silicon Laboratories, Inc.(a)	8,701
37	Synaptics, Inc.(a)	5,363
45	Texas Instruments, Inc.	8,050
48	Universal Display Corp.	5,542
84	Wolfspeed, Inc.(a)	6,997

		295,176

	Software — 4.2%
65	Adobe, Inc.(a)	26,658
17	ANSYS, Inc.(a)	4,743
24	Aspen Technology, Inc.(a)	4,898
304	Autodesk, Inc.(a)	65,761
66	Blackbaud, Inc.(a)	4,047
18	Citrix Systems, Inc.	1,825
98	CommVault Systems, Inc.(a)	5,497
20	Fair Isaac Corp.(a)	9,241
90	Fortinet, Inc.(a)	5,369
306	Microsoft Corp.	85,906
117	NortonLifeLock, Inc.	2,870
1,285	Oracle Corp.	100,024
45	Paylocity Holding Corp.(a)	9,267
63	Qualys, Inc.(a)	7,706
505	Salesforce, Inc.(a)	92,930
28	ServiceNow, Inc.(a)	12,507
74	SPS Commerce, Inc.(a)	8,862
295	Workday, Inc., Class A(a)	45,755

		493,866

	Specialty Retail — 0.7%
27	Asbury Automotive Group, Inc.(a)	4,634
3	AutoZone, Inc.(a)	6,412
16	Best Buy Co., Inc.	1,232
91	Boot Barn Holdings, Inc.(a)	5,669
55	Five Below, Inc.(a)	6,989
96	GameStop Corp., Class A(a)	3,265
80	Home Depot, Inc. (The)	24,075
28	Lithia Motors, Inc.	7,428
54	Lowe’s Cos., Inc.	10,343
74	TJX Cos., Inc. (The)	4,526
10	Tractor Supply Co.	1,915
5	Ulta Beauty, Inc.(a)	1,945
58	Williams-Sonoma, Inc.	8,376

		86,809

	Technology Hardware, Storage & Peripherals — 0.1%
180	Hewlett Packard Enterprise Co.	2,563
109	HP, Inc.	3,640

		6,203

	Textiles, Apparel & Luxury Goods — 0.5%
51	Crocs, Inc.(a)	3,654
36	Deckers Outdoor Corp.(a)	11,276
206	NIKE, Inc., Class B	23,673
1,762	Under Armour, Inc., Class A(a)	16,316
44	VF Corp.	1,966

		56,885

	Thrifts & Mortgage Finance — 0.2%
1,358	MGIC Investment Corp.	19,202
195	Mr. Cooper Group, Inc.(a)	8,785

		27,987

	Trading Companies & Distributors — 0.0%
57	GATX Corp.	5,714

	Water Utilities — 0.2%
87	American States Water Co.	7,584
47	American Water Works Co., Inc.	7,305
184	Essential Utilities, Inc.	9,557

		24,446

	Wireless Telecommunication Services — 0.0%
31	T-Mobile US, Inc.(a)	4,435

	Total Common Stocks (Identified Cost $6,627,793)	6,384,365

Principal Amount
Bonds and Notes — 7.5%
	Automotive — 0.1%
$7,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	6,883
4,000	Lear Corp., 4.250%, 5/15/2029	3,760
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,583

		14,226

	Banking — 1.1%
11,000	American Express Co., 3.700%, 8/03/2023	11,046
10,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	9,657
8,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	8,061
4,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	3,997
10,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	9,118
7,000	Citigroup, Inc., 4.600%, 3/09/2026	7,127
9,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	8,995
9,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	8,870
8,000	KeyCorp, MTN, 2.550%, 10/01/2029	7,110
4,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	3,822
4,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	4,008
5,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	4,515
11,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	10,586
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,921
6,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	5,937
7,000	State Street Corp., 2.400%, 1/24/2030	6,306
4,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	3,459
8,000	Truist Bank, 3.200%, 4/01/2024	7,996
8,000	Westpac Banking Corp., 2.350%, 2/19/2025	7,803

		132,334

See accompanying notes to financial statements.

53  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Principal Amount	Description	Value (†)
	Brokerage — 0.2%
$10,000	BlackRock, Inc., 2.400%, 4/30/2030	$9,085
12,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	9,305

		18,390

	Building Materials — 0.1%
5,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	4,587
12,000	Owens Corning, 3.950%, 8/15/2029	11,438

		16,025

	Chemicals — 0.0%
6,000	LYB International Finance BV, 5.250%, 7/15/2043	5,835

	Diversified Manufacturing — 0.1%
13,000	3M Co., 3.050%, 4/15/2030	12,332
4,000	Emerson Electric Co., 2.000%, 12/21/2028	3,651

		15,983

	Electric — 0.4%
9,000	Duke Energy Corp., 3.750%, 4/15/2024	9,037
10,000	Entergy Corp., 0.900%, 9/15/2025	9,107
8,000	Exelon Corp., 4.050%, 4/15/2030	7,932
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	7,038
4,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	3,688
3,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	2,596
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,908

		50,306

	Environmental — 0.1%
4,000	Republic Services, Inc., 1.450%, 2/15/2031	3,303
4,000	Waste Management, Inc., 2.950%, 6/01/2041	3,259

		6,562

	Finance Companies — 0.1%
4,000	Ares Capital Corp., 3.250%, 7/15/2025	3,772
5,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	4,371

		8,143

	Food & Beverage — 0.3%
8,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	7,457
9,000	General Mills, Inc., 4.000%, 4/17/2025	9,113
4,000	Mondelez International, Inc., 2.750%, 4/13/2030	3,648
12,000	PepsiCo, Inc., 2.750%, 3/19/2030	11,438

		31,656

	Government Owned – No Guarantee — 0.2%
8,000	Equinor ASA, 3.625%, 4/06/2040	7,340
11,000	Federal National Mortgage Association, 6.625%, 11/15/2030	13,926

		21,266

	Health Insurance — 0.1%
7,000	Elevance Health, Inc., 4.101%, 3/01/2028	7,098
6,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	7,046

		14,144

	Healthcare — 0.3%
5,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	5,107
8,000	Cigna Corp., 3.750%, 7/15/2023	8,014
5,000	CVS Health Corp., 4.300%, 3/25/2028	5,083
4,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	3,872
4,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	3,966
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	3,664

		29,706

	Integrated Energy — 0.2%
10,000	Exxon Mobil Corp., 2.992%, 3/19/2025	9,961
8,000	Shell International Finance BV, 6.375%, 12/15/2038	9,631

		19,592

	Life Insurance — 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,073

	Mortgage Related — 1.6%
31,774	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	29,659
27,847	FHLMC, 3.000%, with various maturities from 2049 to 2052(b)	26,839
25,626	FHLMC, 3.500%, 5/01/2052	25,375
28,578	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	25,764
26,787	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	25,030
29,902	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	28,912
22,410	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	22,211
582	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	588
692	FNMA, 4.500%, with various maturities in 2049(b)	712

		185,090

	Natural Gas — 0.1%
10,000	NiSource, Inc., 0.950%, 8/15/2025	9,153

	Pharmaceuticals — 0.2%
11,000	AbbVie, Inc., 3.600%, 5/14/2025	11,002
4,000	Biogen, Inc., 2.250%, 5/01/2030	3,418
9,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	8,913
5,000	Viatris, Inc., 3.850%, 6/22/2040	3,648

		26,981

	Property & Casualty Insurance — 0.0%
4,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	3,593

	Railroads — 0.1%
7,000	CSX Corp., 2.600%, 11/01/2026	6,804

	REITs – Apartments — 0.0%
6,000	Essex Portfolio LP, 3.000%, 1/15/2030	5,419

	REITs – Health Care — 0.0%
4,000	Welltower, Inc., 2.800%, 6/01/2031	3,469

	REITs – Office Property — 0.2%
10,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	9,948
4,000	Boston Properties LP, 2.750%, 10/01/2026	3,794
8,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	6,787

		20,529

	REITs – Single Tenant — 0.0%
4,000	Realty Income Corp., 3.400%, 1/15/2028	3,869
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,611

		5,480

	REITs – Warehouse/Industrials — 0.0%
4,000	Prologis LP, 1.250%, 10/15/2030	3,292

	Restaurants — 0.1%
10,000	Starbucks Corp., 2.250%, 3/12/2030	8,791

	Retailers — 0.1%
8,000	Amazon.com, Inc., 3.875%, 8/22/2037	8,055
9,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	7,915

		15,970

See accompanying notes to financial statements.

|  54

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2040 Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — 0.5%
$9,000	Apple, Inc., 2.500%, 2/09/2025	$8,920
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,608
7,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	6,636
8,000	Intel Corp., 2.450%, 11/15/2029	7,375
9,000	International Business Machines Corp., 4.000%, 6/20/2042	8,205
8,000	NVIDIA Corp., 2.850%, 4/01/2030	7,634
7,000	Oracle Corp., 2.950%, 5/15/2025	6,824
10,000	QUALCOMM, Inc., 1.650%, 5/20/2032	8,469

		55,671

	Treasuries — 1.1%
9,000	U.S. Treasury Bond, 2.250%, 5/15/2041	7,705
7,000	U.S. Treasury Bond, 2.500%, 5/15/2046	6,067
22,000	U.S. Treasury Bond, 2.875%, 11/15/2046	20,459
21,000	U.S. Treasury Bond, 3.000%, 5/15/2045	19,896
10,000	U.S. Treasury Bond, 3.000%, 2/15/2048	9,620
18,000	U.S. Treasury Bond, 3.000%, 2/15/2049	17,549
33,000	U.S. Treasury Note, 0.375%, 11/30/2025	30,461
18,000	U.S. Treasury Note, 2.125%, 12/31/2022	17,949

		129,706

	Utility Other — 0.0%
6,000	Essential Utilities, Inc., 4.276%, 5/01/2049	5,422

	Wireless — 0.1%
7,000	Vodafone Group PLC, 6.150%, 2/27/2037	7,791

	Wirelines — 0.1%
3,000	AT&T, Inc., 3.650%, 6/01/2051	2,444
8,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.511%, 5/15/2025(c)	7,983

		10,427

	Total Bonds and Notes (Identified Cost $963,254)	889,829

Shares
Exchange-Traded Funds — 7.1%
12,646	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $965,212)	837,292

Mutual Funds — 11.2%
35,791	WCM Focused Emerging Markets Fund, Institutional Class	474,588
40,626	WCM Focused International Growth Fund, Institutional Class	845,834

	Total Mutual Funds (Identified Cost $1,671,255)	1,320,422

Affiliated Mutual Funds — 16.9%
36,932	Loomis Sayles Inflation Protected Securities Fund, Class N	397,761
27,656	Loomis Sayles Limited Term Government and Agency Fund, Class N	303,381
51,196	Mirova Global Green Bond Fund, Class N	459,736
75,121	Mirova International Sustainable Equity Fund, Class N	840,608

	Total Affiliated Mutual Funds (Identified Cost $2,309,084)	2,001,486

Principal Amount	Description	Value (†)
Short-Term Investments — 3.6%
$421,831	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/29/2022 at 0.650% to be repurchased at $421,854 on 8/01/2022 collateralized by $428,500 U.S. Treasury Note, 3.000% due 7/15/2025 valued at $430,676 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $421,831)	$421,831

	Total Investments — 100.4% (Identified Cost $12,958,429)	11,855,225
	Other assets less liabilities — (0.4)%	(45,180)

	Net Assets — 100.0%	$11,810,045

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of Rule 144A holdings amounted to $12,066 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2022 (Unaudited)

Equity	79.5%
Fixed Income	17.3
Short-Term Investments	3.6

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

55  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2045 Fund

Shares	Description	Value (†)
Common Stocks — 56.6% of Net Assets
	Aerospace & Defense — 1.0%
230	AAR Corp.(a)	$10,242
50	Axon Enterprise, Inc.(a)	5,509
457	Boeing Co. (The)(a)	72,805
8	L3Harris Technologies, Inc.	1,920
15	Lockheed Martin Corp.	6,207
72	Moog, Inc., Class A	6,166
9	Northrop Grumman Corp.	4,310
141	Raytheon Technologies Corp.	13,143

		120,302

	Air Freight & Logistics — 0.3%
232	Expeditors International of Washington, Inc.	24,650
17	FedEx Corp.	3,962
83	GXO Logistics, Inc.(a)	3,984
30	United Parcel Service, Inc., Class B	5,847

		38,443

	Airlines — 0.1%
221	Delta Air Lines, Inc.(a)	7,028
722	JetBlue Airways Corp.(a)	6,079

		13,107

	Auto Components — 0.4%
729	BorgWarner, Inc.	28,037
487	Dana, Inc.	8,162
87	Dorman Products, Inc.(a)	8,795
65	Visteon Corp.(a)	8,293

		53,287

	Automobiles — 1.3%
1,167	General Motors Co.(a)	42,315
118	Tesla, Inc.(a)	105,191
68	Thor Industries, Inc.	5,735

		153,241

	Banks — 2.5%
349	Ameris Bancorp	16,504
850	Bank of America Corp.	28,739
329	Cadence Bank	8,587
950	Citigroup, Inc.	49,305
186	Citizens Financial Group, Inc.	7,063
70	Fifth Third Bancorp	2,388
1,595	FNB Corp.	19,076
1,112	Fulton Financial Corp.	18,559
201	Huntington Bancshares, Inc.	2,671
299	International Bancshares Corp.	13,114
70	JPMorgan Chase & Co.	8,075
313	KeyCorp	5,728
22	M&T Bank Corp.	3,904
45	PNC Financial Services Group, Inc. (The)	7,467
282	Regions Financial Corp.	5,973
11	Signature Bank	2,041
8	SVB Financial Group(a)	3,228
340	Truist Financial Corp.	17,160
463	Trustmark Corp.	15,034
157	U.S. Bancorp	7,410
282	Webster Financial Corp.	13,099
835	Wells Fargo & Co.	36,632
121	Wintrust Financial Corp.	10,411

		302,168

	Beverages — 1.1%
57	Boston Beer Co., Inc. (The), Class A(a)	21,684
318	Coca-Cola Co. (The)	20,406
54	Keurig Dr Pepper, Inc.	2,092
	Beverages — continued
830	Monster Beverage Corp.(a)	82,685
78	PepsiCo, Inc.	13,647

		140,514

	Biotechnology — 1.7%
125	AbbVie, Inc.	17,939
265	Alnylam Pharmaceuticals, Inc.(a)	37,641
58	Amgen, Inc.	14,353
156	Arrowhead Pharmaceuticals, Inc.(a)	6,635
41	Biogen, Inc.(a)	8,817
211	BioMarin Pharmaceutical, Inc.(a)	18,157
297	CRISPR Therapeutics AG(a)	22,275
46	Gilead Sciences, Inc.	2,748
198	Halozyme Therapeutics, Inc.(a)	9,682
42	Moderna, Inc.(a)	6,892
84	Neurocrine Biosciences, Inc.(a)	7,907
102	Regeneron Pharmaceuticals, Inc.(a)	59,332

		212,378

	Building Products — 0.6%
128	Builders FirstSource, Inc.(a)	8,704
47	Carlisle Cos., Inc.	13,917
87	Carrier Global Corp.	3,526
51	Johnson Controls International PLC	2,749
48	Lennox International, Inc.	11,497
364	Masco Corp.	20,158
144	Owens Corning	13,355
94	Trex Co., Inc.(a)	6,065

		79,971

	Capital Markets — 3.5%
19	Ameriprise Financial, Inc.	5,129
705	Bank of New York Mellon Corp. (The)	30,639
17	BlackRock, Inc.	11,376
708	Charles Schwab Corp. (The)	48,887
28	CME Group, Inc.	5,585
73	FactSet Research Systems, Inc.	31,367
107	Goldman Sachs Group, Inc. (The)	35,673
308	Intercontinental Exchange, Inc.	31,413
240	Janus Henderson Group PLC	6,185
863	KKR & Co., Inc.	47,862
104	Moody’s Corp.	32,266
113	Morgan Stanley	9,526
61	MSCI, Inc.	29,362
32	Northern Trust Corp.	3,193
66	S&P Global, Inc.	24,877
462	SEI Investments Co.	25,576
547	State Street Corp.	38,859
47	Virtus Investment Partners, Inc.	9,697

		427,472

	Chemicals — 0.4%
19	Air Products & Chemicals, Inc.	4,716
40	DuPont de Nemours, Inc.	2,449
131	HB Fuller Co.	8,410
91	Innospec, Inc.	9,282
31	Linde PLC	9,362
111	Minerals Technologies, Inc.	7,416
64	Stepan Co.	7,182

		48,817

	Commercial Services & Supplies — 0.4%
67	MSA Safety, Inc.	8,599
79	Tetra Tech, Inc.	12,108
131	Viad Corp.(a)	4,424

See accompanying notes to financial statements.

|  56

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
114	Waste Management, Inc.	$18,760

		43,891

	Communications Equipment — 0.1%
155	Ciena Corp.(a)	7,998
89	Lumentum Holdings, Inc.(a)	8,051

		16,049

	Construction & Engineering — 0.1%
261	AECOM	18,792

	Consumer Finance — 0.9%
1,484	Ally Financial, Inc.	49,076
179	American Express Co.	27,570
310	Capital One Financial Corp.	34,047
185	Green Dot Corp., Class A(a)	5,198

		115,891

	Containers & Packaging — 0.2%
32	Ball Corp.	2,350
69	International Paper Co.	2,951
219	Sonoco Products Co.	13,904

		19,205

	Distributors — 0.1%
61	Genuine Parts Co.	9,325

	Diversified Consumer Services — 0.2%
137	Grand Canyon Education, Inc.(a)	13,162
162	Service Corp. International	12,062

		25,224

	Diversified Telecommunication Services — 0.1%
188	AT&T, Inc.	3,531
216	Lumen Technologies, Inc.	2,352
109	Verizon Communications, Inc.	5,035

		10,918

	Electric Utilities — 0.6%
172	American Electric Power Co., Inc.	16,952
201	Edison International	13,622
191	Eversource Energy	16,850
86	IDACORP, Inc.	9,608
143	NextEra Energy, Inc.	12,082

		69,114

	Electrical Equipment — 1.2%
34	Acuity Brands, Inc.	6,202
676	ChargePoint Holdings, Inc.(a)	10,215
43	Eaton Corp. PLC	6,381
47	Emerson Electric Co.	4,233
1,403	Fluence Energy, Inc.(a)	19,277
61	Hubbell, Inc.	13,360
1,092	Plug Power, Inc.(a)	23,303
68	Rockwell Automation, Inc.	17,359
770	Shoals Technologies Group, Inc., Class A(a)	18,195
952	Sunrun, Inc.(a)	31,121

		149,646

	Electronic Equipment, Instruments & Components — 0.5%
276	Avnet, Inc.	13,212
166	Cognex Corp.	8,463
52	Corning, Inc.	1,912
33	II-VI, Inc.(a)	1,737
193	Itron, Inc.(a)	11,271
14	Keysight Technologies, Inc.(a)	2,276
34	Littelfuse, Inc.	9,482
	Electronic Equipment, Instruments & Components — continued
81	TE Connectivity Ltd.	10,832

		59,185

	Energy Equipment & Services — 0.2%
852	Archrock, Inc.	7,191
89	Baker Hughes Co.	2,286
372	ChampionX Corp.	7,771
122	Schlumberger NV	4,518

		21,766

	Entertainment — 2.1%
59	Activision Blizzard, Inc.	4,717
136	Electronic Arts, Inc.	17,847
504	Netflix, Inc.(a)	113,350
190	Take-Two Interactive Software, Inc.(a)	25,219
713	Walt Disney Co. (The)(a)	75,649
1,095	Warner Bros Discovery, Inc.(a)	16,425

		253,207

	Food & Staples Retailing — 0.5%
131	BJ’s Wholesale Club Holdings, Inc.(a)	8,869
11	Costco Wholesale Corp.	5,954
177	Kroger Co. (The)	8,220
323	SpartanNash Co.	10,430
405	Sprouts Farmers Market, Inc.(a)	11,194
75	Sysco Corp.	6,367
91	Walgreens Boots Alliance, Inc.	3,605
51	Walmart, Inc.	6,735

		61,374

	Food Products — 0.4%
106	Campbell Soup Co.	5,231
294	Darling Ingredients, Inc.(a)	20,368
80	General Mills, Inc.	5,983
164	Hain Celestial Group, Inc. (The)(a)	3,731
74	Hormel Foods Corp.	3,651
86	Ingredion, Inc.	7,824
24	J.M. Smucker Co. (The)	3,176
42	Kellogg Co.	3,105
21	McCormick & Co., Inc.	1,835

		54,904

	Gas Utilities — 0.2%
297	New Jersey Resources Corp.	13,718
99	ONE Gas, Inc.	8,409

		22,127

	Health Care Equipment & Supplies — 1.0%
162	Abbott Laboratories	17,632
37	Becton Dickinson & Co.	9,039
11	Cooper Cos., Inc. (The)	3,597
33	DexCom, Inc.(a)	2,709
79	Edwards Lifesciences Corp.(a)	7,943
94	Globus Medical, Inc., Class A(a)	5,517
105	Haemonetics Corp.(a)	7,296
41	Hologic, Inc.(a)	2,927
96	Intuitive Surgical, Inc.(a)	22,096
286	LeMaitre Vascular, Inc.	14,400
45	Penumbra, Inc.(a)	6,272
14	ResMed, Inc.	3,367
43	Shockwave Medical, Inc.(a)	9,070
11	STERIS PLC	2,482
17	Stryker Corp.	3,651
11	Teleflex, Inc.	2,645

		120,643

See accompanying notes to financial statements.

57  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 1.4%
138	Acadia Healthcare Co., Inc.(a)	$11,442
30	Amedisys, Inc.(a)	3,595
121	Centene Corp.(a)	11,249
22	Chemed Corp.	10,584
50	Cigna Corp.	13,768
63	CVS Health Corp.	6,028
35	Elevance Health, Inc.	16,698
85	Encompass Health Corp.	4,303
42	Enhabit, Inc.(a)	735
186	HCA Healthcare, Inc.	39,510
22	Humana, Inc.	10,604
23	Quest Diagnostics, Inc.	3,141
238	Select Medical Holdings Corp.	7,050
123	Tenet Healthcare Corp.(a)	8,133
35	UnitedHealth Group, Inc.	18,982

		165,822

	Health Care Technology — 0.6%
413	Allscripts Healthcare Solutions, Inc.(a)	6,534
936	Doximity, Inc., Class A(a)	39,611
147	Veeva Systems, Inc., Class A(a)	32,866

		79,011

	Hotels, Restaurants & Leisure — 1.6%
33	Booking Holdings, Inc.(a)	63,878
53	Expedia Group, Inc.(a)	5,621
125	Hilton Worldwide Holdings, Inc.	16,009
104	Jack in the Box, Inc.	7,190
35	McDonald’s Corp.	9,218
430	Starbucks Corp.	36,455
216	Travel & Leisure Co.	9,312
499	Yum China Holdings, Inc.	24,306
157	Yum! Brands, Inc.	19,239

		191,228

	Household Durables — 0.4%
45	DR Horton, Inc.	3,511
264	KB Home	8,617
106	Meritage Homes Corp.(a)	9,360
516	PulteGroup, Inc.	22,508
356	Taylor Morrison Home Corp.(a)	10,217

		54,213

	Household Products — 0.4%
296	Colgate-Palmolive Co.	23,307
89	Kimberly-Clark Corp.	11,729
146	Procter & Gamble Co. (The)	20,281

		55,317

	Independent Power & Renewable Electricity Producers — 0.3%
113	AES Corp. (The)	2,511
162	NextEra Energy Partners LP	13,404
605	Sunnova Energy International, Inc.(a)	15,742

		31,657

	Industrial Conglomerates — 0.3%
40	3M Co.	5,730
272	General Electric Co.	20,103
42	Honeywell International, Inc.	8,083

		33,916

	Insurance — 1.6%
75	Aflac, Inc.	4,297
43	Allstate Corp. (The)	5,030
509	American International Group, Inc.	26,351
47	Chubb Ltd.	8,866
	Insurance — continued
152	First American Financial Corp.	8,816
95	Hanover Insurance Group, Inc. (The)	12,965
74	Marsh & McLennan Cos., Inc.	12,133
348	Prudential Financial, Inc.	34,797
276	Reinsurance Group of America, Inc.	31,955
167	Selective Insurance Group, Inc.	13,003
37	Travelers Cos., Inc. (The)	5,872
162	Willis Towers Watson PLC	33,524

		197,609

	Interactive Media & Services — 2.5%
660	Alphabet, Inc., Class A(a)	76,771
621	Alphabet, Inc., Class C(a)	72,434
671	Meta Platforms, Inc., Class A(a)	106,756
1,679	Pinterest, Inc., Class A(a)	32,707
330	Twitter, Inc.(a)	13,731

		302,399

	Internet & Direct Marketing Retail — 2.1%
241	Alibaba Group Holding Ltd., Sponsored ADR(a)	21,538
1,246	Amazon.com, Inc.(a)	168,148
976	eBay, Inc.	47,463
199	Etsy, Inc.(a)	20,640

		257,789

	IT Services — 2.9%
18	Accenture PLC, Class A	5,513
28	Automatic Data Processing, Inc.	6,751
268	Block, Inc.(a)	20,384
59	Cognizant Technology Solutions Corp., Class A	4,010
61	Concentrix Corp.	8,159
426	Fiserv, Inc.(a)	45,020
114	Gartner, Inc.(a)	30,265
239	Global Payments, Inc.	29,235
57	International Business Machines Corp.	7,455
114	Mastercard, Inc., Class A	40,332
25	Paychex, Inc.	3,207
331	PayPal Holdings, Inc.(a)	28,641
64	Perficient, Inc.(a)	6,753
469	Shopify, Inc., Class A(a)	16,335
14	VeriSign, Inc.(a)	2,648
438	Visa, Inc., Class A	92,904
45	WEX, Inc.(a)	7,480

		355,092

	Leisure Products — 0.1%
478	Mattel, Inc.(a)	11,090

	Life Sciences Tools & Services — 0.7%
50	Agilent Technologies, Inc.	6,705
49	Danaher Corp.	14,282
139	Illumina, Inc.(a)	30,118
10	IQVIA Holdings, Inc.(a)	2,403
21	PerkinElmer, Inc.	3,217
50	Repligen Corp.(a)	10,668
20	Thermo Fisher Scientific, Inc.	11,968
7	Waters Corp.(a)	2,548

		81,909

	Machinery — 1.3%
91	AGCO Corp.	9,912
34	Caterpillar, Inc.	6,740
29	Chart Industries, Inc.(a)	5,658
57	Cummins, Inc.	12,615
70	Deere & Co.	24,022
41	Illinois Tool Works, Inc.	8,518

See accompanying notes to financial statements.

|  58

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
150	ITT, Inc.	$11,254
119	Oshkosh Corp.	10,246
224	PACCAR, Inc.	20,500
129	Parker-Hannifin Corp.	37,293
141	Terex Corp.	4,725
128	Toro Co. (The)	11,007

		162,490

	Media — 1.1%
8	Cable One, Inc.	11,014
120	Charter Communications, Inc., Class A(a)	51,852
1,241	Comcast Corp., Class A	46,562
174	Interpublic Group of Cos., Inc. (The)	5,197
163	New York Times Co. (The), Class A	5,208
211	News Corp., Class A	3,617
142	News Corp., Class B	2,454
92	Omnicom Group, Inc.	6,425
74	Paramount Global, Class B	1,750

		134,079

	Metals & Mining — 0.4%
100	Alcoa Corp.	5,089
279	Cleveland-Cliffs, Inc.(a)	4,941
272	Commercial Metals Co.	10,777
62	Newmont Corp.	2,808
20	Nucor Corp.	2,716
61	Reliance Steel & Aluminum Co.	11,605
148	Steel Dynamics, Inc.	11,526

		49,462

	Multi-Utilities — 0.2%
112	Consolidated Edison, Inc.	11,118
45	DTE Energy Co.	5,864
27	WEC Energy Group, Inc.	2,803

		19,785

	Multiline Retail — 0.2%
130	Kohl’s Corp.	3,788
327	Macy’s, Inc.	5,772
63	Target Corp.	10,293

		19,853

	Oil, Gas & Consumable Fuels — 2.2%
987	Antero Midstream Corp.	9,929
1,233	APA Corp.	45,831
103	Chevron Corp.	16,869
631	CNX Resources Corp.(a)	10,897
446	ConocoPhillips	43,454
126	Diamondback Energy, Inc.	16,131
500	EOG Resources, Inc.	55,610
218	EQT Corp.	9,599
218	Exxon Mobil Corp.	21,131
152	HF Sinclair Corp.	7,269
184	Kinder Morgan, Inc.	3,310
171	Marathon Oil Corp.	4,241
39	Occidental Petroleum Corp.	2,564
261	Range Resources Corp.(a)	8,631
988	Southwestern Energy Co.(a)	6,975
37	Valero Energy Corp.	4,098

		266,539

	Paper & Forest Products — 0.0%
91	Louisiana-Pacific Corp.	5,790

	Pharmaceuticals — 1.8%
379	Bristol-Myers Squibb Co.	27,963
	Pharmaceuticals — continued
38	Eli Lilly & Co.	12,528
65	Jazz Pharmaceuticals PLC(a)	10,144
125	Johnson & Johnson	21,815
251	Merck & Co., Inc.	22,424
513	Novartis AG, Sponsored ADR	44,031
190	Novo Nordisk A/S, Sponsored ADR	22,051
150	Perrigo Co. PLC	6,281
279	Pfizer, Inc.	14,092
770	Roche Holding AG, Sponsored ADR	31,932
29	Zoetis, Inc.	5,294

		218,555

	Professional Services — 0.5%
140	Equifax, Inc.	29,247
120	Exponent, Inc.	12,059
120	Korn Ferry	7,861
73	ManpowerGroup, Inc.	5,724
54	Verisk Analytics, Inc.	10,274

		65,165

	Real Estate Management & Development — 0.4%
420	CBRE Group, Inc., Class A(a)	35,960
61	Jones Lang LaSalle, Inc.(a)	11,631

		47,591

	REITs – Apartments — 0.4%
220	American Campus Communities, Inc.	14,370
90	AvalonBay Communities, Inc.	19,255
74	Equity Residential	5,801
34	Essex Property Trust, Inc.	9,742

		49,168

	REITs – Diversified — 0.5%
710	American Assets Trust, Inc.	21,463
53	American Tower Corp.	14,354
43	Crown Castle International Corp.	7,768
22	Digital Realty Trust, Inc.	2,914
6	Equinix, Inc.	4,223
158	VICI Properties, Inc.	5,402
150	Weyerhaeuser Co.	5,448

		61,572

	REITs – Health Care — 0.2%
47	Ventas, Inc.	2,528
246	Welltower, Inc.	21,239

		23,767

	REITs – Hotels — 0.0%
143	Host Hotels & Resorts, Inc.	2,547

	REITs – Mortgage — 0.1%
246	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,878

	REITs – Office Property — 0.6%
131	Alexandria Real Estate Equities, Inc.	21,717
1,095	Brandywine Realty Trust	10,238
538	Corporate Office Properties Trust	15,145
373	Douglas Emmett, Inc.	8,818
486	Easterly Government Properties, Inc.	9,851
166	Kilroy Realty Corp.	8,994

		74,763

	REITs – Shopping Centers — 0.2%
887	Brixmor Property Group, Inc.	20,561

	REITs – Warehouse/Industrials — 0.1%
85	ProLogis, Inc.	11,268

See accompanying notes to financial statements.

59  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — 0.8%
27	Avis Budget Group, Inc.(a)	$4,915
267	Canadian Pacific Railway Ltd.	21,058
279	CSX Corp.	9,020
103	Norfolk Southern Corp.	25,871
94	Ryder System, Inc.	7,362
107	Union Pacific Corp.	24,321

		92,547

	Semiconductors & Semiconductor Equipment — 2.7%
121	Advanced Micro Devices, Inc.(a)	11,431
39	Analog Devices, Inc.	6,706
40	Broadcom, Inc.	21,419
92	Cirrus Logic, Inc.(a)	7,862
134	Enphase Energy, Inc.(a)	38,080
77	First Solar, Inc.(a)	7,636
210	Intel Corp.	7,625
203	Lattice Semiconductor Corp.(a)	12,485
75	Micron Technology, Inc.	4,640
695	NVIDIA Corp.	126,233
280	QUALCOMM, Inc.	40,617
82	Silicon Laboratories, Inc.(a)	12,093
40	Synaptics, Inc.(a)	5,798
44	Texas Instruments, Inc.	7,871
51	Universal Display Corp.	5,888
92	Wolfspeed, Inc.(a)	7,664

		324,048

	Software — 4.4%
69	Adobe, Inc.(a)	28,298
19	ANSYS, Inc.(a)	5,301
26	Aspen Technology, Inc.(a)	5,306
331	Autodesk, Inc.(a)	71,602
70	Blackbaud, Inc.(a)	4,292
20	Citrix Systems, Inc.	2,028
142	CommVault Systems, Inc.(a)	7,965
20	Fair Isaac Corp.(a)	9,241
98	Fortinet, Inc.(a)	5,846
335	Microsoft Corp.	94,048
123	NortonLifeLock, Inc.	3,017
1,435	Oracle Corp.	111,700
48	Paylocity Holding Corp.(a)	9,885
63	Qualys, Inc.(a)	7,706
549	Salesforce, Inc.(a)	101,027
30	ServiceNow, Inc.(a)	13,400
79	SPS Commerce, Inc.(a)	9,461
319	Workday, Inc., Class A(a)	49,477

		539,600

	Specialty Retail — 0.8%
29	Asbury Automotive Group, Inc.(a)	4,978
3	AutoZone, Inc.(a)	6,412
18	Best Buy Co., Inc.	1,386
96	Boot Barn Holdings, Inc.(a)	5,981
60	Five Below, Inc.(a)	7,624
104	GameStop Corp., Class A(a)	3,537
85	Home Depot, Inc. (The)	25,580
29	Lithia Motors, Inc.	7,693
57	Lowe’s Cos., Inc.	10,917
80	TJX Cos., Inc. (The)	4,893
11	Tractor Supply Co.	2,106
6	Ulta Beauty, Inc.(a)	2,333
63	Williams-Sonoma, Inc.	9,099

		92,539

	Technology Hardware, Storage & Peripherals — 0.1%
180	Hewlett Packard Enterprise Co.	2,563
120	HP, Inc.	4,007

		6,570

	Textiles, Apparel & Luxury Goods — 0.5%
53	Crocs, Inc.(a)	3,797
37	Deckers Outdoor Corp.(a)	11,589
225	NIKE, Inc., Class B	25,857
1,844	Under Armour, Inc., Class A(a)	17,075
48	VF Corp.	2,145

		60,463

	Thrifts & Mortgage Finance — 0.2%
1,447	MGIC Investment Corp.	20,461
206	Mr. Cooper Group, Inc.(a)	9,280

		29,741

	Trading Companies & Distributors — 0.1%
61	GATX Corp.	6,115

	Water Utilities — 0.2%
97	American States Water Co.	8,456
51	American Water Works Co., Inc.	7,927
203	Essential Utilities, Inc.	10,544

		26,927

	Wireless Telecommunication Services — 0.0%
34	T-Mobile US, Inc.(a)	4,864

	Total Common Stocks (Identified Cost $7,143,198)	6,903,260

Principal Amount
Bonds and Notes — 4.1%
	Automotive — 0.1%
$4,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	3,934
1,000	Lear Corp., 4.250%, 5/15/2029	940
3,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	2,687

		7,561

	Banking — 0.6%
7,000	American Express Co., 3.700%, 8/03/2023	7,029
5,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	4,829
4,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	4,030
3,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,998
6,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	5,471
5,000	Citigroup, Inc., 4.600%, 3/09/2026	5,091
4,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	3,998
5,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	4,927
5,000	KeyCorp, MTN, 2.550%, 10/01/2029	4,444
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	2,866
3,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	3,006
3,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	2,709
7,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	6,736
3,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	2,940
3,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	2,969
4,000	State Street Corp., 2.400%, 1/24/2030	3,604
3,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	2,594

See accompanying notes to financial statements.

|  60

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$5,000	Truist Bank, 3.200%, 4/01/2024	$4,998
5,000	Westpac Banking Corp., 2.350%, 2/19/2025	4,877

		80,116

	Brokerage — 0.1%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	4,542
6,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	4,653

		9,195

	Building Materials — 0.1%
3,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	2,752
5,000	Owens Corning, 3.950%, 8/15/2029	4,766

		7,518

	Chemicals — 0.0%
1,000	LYB International Finance BV, 5.250%, 7/15/2043	973

	Diversified Manufacturing — 0.1%
6,000	3M Co., 3.050%, 4/15/2030	5,692
3,000	Emerson Electric Co., 2.000%, 12/21/2028	2,738

		8,430

	Electric — 0.2%
4,000	Duke Energy Corp., 3.750%, 4/15/2024	4,016
6,000	Entergy Corp., 0.900%, 9/15/2025	5,464
3,000	Exelon Corp., 4.050%, 4/15/2030	2,975
5,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	4,398
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,844
1,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	865
4,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	3,967

		23,529

	Environmental — 0.0%
3,000	Republic Services, Inc., 1.450%, 2/15/2031	2,477
1,000	Waste Management, Inc., 2.950%, 6/01/2041	815

		3,292

	Finance Companies — 0.1%
5,000	Ares Capital Corp., 3.250%, 7/15/2025	4,715
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,623

		7,338

	Food & Beverage — 0.2%
8,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	7,456
5,000	General Mills, Inc., 4.000%, 4/17/2025	5,063
3,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,736
5,000	PepsiCo, Inc., 2.750%, 3/19/2030	4,766

		20,021

	Government Owned – No Guarantee — 0.1%
4,000	Equinor ASA, 3.625%, 4/06/2040	3,670
7,000	Federal National Mortgage Association, 6.625%, 11/15/2030	8,862

		12,532

	Health Insurance — 0.1%
5,000	Elevance Health, Inc., 4.101%, 3/01/2028	5,070
4,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	4,698

		9,768

	Healthcare — 0.1%
2,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	2,043
5,000	Cigna Corp., 3.750%, 7/15/2023	5,009
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,016
3,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	2,904
	Healthcare — continued
2,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	1,983
3,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	2,748

		15,703

	Integrated Energy — 0.1%
5,000	Exxon Mobil Corp., 2.992%, 3/19/2025	4,980
4,000	Shell International Finance BV, 6.375%, 12/15/2038	4,816

		9,796

	Life Insurance — 0.0%
1,000	Athene Holding Ltd., 6.150%, 4/03/2030	1,037

	Mortgage Related — 0.8%
18,282	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	17,066
10,132	FHLMC, 3.000%, with various maturities from 2049 to 2052(b)	9,764
4,928	FHLMC, 3.500%, 5/01/2052	4,880
21,395	FNMA, 2.000%, with various maturities in 2051(b)	19,288
19,682	FNMA, 2.500%, with various maturities in 2051(b)	18,391
20,303	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	19,631
14,583	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	14,453
439	FNMA, 4.000%, 3/01/2050	443
507	FNMA, 4.500%, with various maturities in 2049(b)	521

		104,437

	Natural Gas — 0.0%
6,000	NiSource, Inc., 0.950%, 8/15/2025	5,492

	Pharmaceuticals — 0.1%
5,000	AbbVie, Inc., 3.600%, 5/14/2025	5,001
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,709
5,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	4,952
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,459

		13,121

	Property & Casualty Insurance — 0.0%
1,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	898

	Railroads — 0.0%
5,000	CSX Corp., 2.600%, 11/01/2026	4,860

	REITs – Apartments — 0.0%
2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,806

	REITs – Health Care — 0.0%
2,000	Welltower, Inc., 2.800%, 6/01/2031	1,734

	REITs – Office Property — 0.1%
5,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	4,974
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,845
5,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	4,242

		12,061

	REITs – Single Tenant — 0.0%
1,000	Realty Income Corp., 3.400%, 1/15/2028	967
1,000	Spirit Realty LP, 2.700%, 2/15/2032	806

		1,773

	REITs – Warehouse/Industrials — 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,469

	Restaurants — 0.0%
5,000	Starbucks Corp., 2.250%, 3/12/2030	4,396

	Retailers — 0.1%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	5,035
6,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	5,276

		10,311

See accompanying notes to financial statements.

61  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2045 Fund – (continued)

Principal Amount	Description	Value (†)
	Technology — 0.2%
$4,000	Apple, Inc., 2.500%, 2/09/2025	$3,964
4,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	3,792
3,000	Intel Corp., 2.450%, 11/15/2029	2,766
5,000	International Business Machines Corp., 4.000%, 6/20/2042	4,558
3,000	NVIDIA Corp., 2.850%, 4/01/2030	2,862
4,000	Oracle Corp., 2.950%, 5/15/2025	3,900
5,000	QUALCOMM, Inc., 1.650%, 5/20/2032	4,235

		26,077

	Treasuries — 0.7%
5,000	U.S. Treasury Bond, 2.250%, 5/15/2041	4,280
5,000	U.S. Treasury Bond, 2.500%, 5/15/2046	4,334
12,000	U.S. Treasury Bond, 2.875%, 11/15/2046	11,159
13,000	U.S. Treasury Bond, 3.000%, 5/15/2045	12,316
7,000	U.S. Treasury Bond, 3.000%, 2/15/2048	6,734
9,000	U.S. Treasury Bond, 3.000%, 2/15/2049	8,775
18,000	U.S. Treasury Note, 0.375%, 11/30/2025	16,615
16,000	U.S. Treasury Note, 2.125%, 12/31/2022	15,955

		80,168

	Utility Other — 0.1%
7,000	Essential Utilities, Inc., 4.276%, 5/01/2049	6,325

	Wireless — 0.0%
5,000	Vodafone Group PLC, 6.150%, 2/27/2037	5,565

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,630
5,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.511%, 5/15/2025(c)	4,989

		6,619

	Total Bonds and Notes (Identified Cost $549,111)	504,921

Shares
Exchange-Traded Funds — 7.9%
14,674	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,111,455)	971,566

Mutual Funds — 13.0%
44,565	WCM Focused Emerging Markets Fund, Institutional Class	590,936
47,583	WCM Focused International Growth Fund, Institutional Class	990,671

	Total Mutual Funds (Identified Cost $1,978,743)	1,581,607

Affiliated Mutual Funds — 15.1%
26,105	Loomis Sayles Inflation Protected Securities Fund, Class N	281,156
17,487	Loomis Sayles Limited Term Government and Agency Fund, Class N	191,829
43,830	Mirova Global Green Bond Fund, Class N	393,592
87,198	Mirova International Sustainable Equity Fund, Class N	975,746

	Total Affiliated Mutual Funds (Identified Cost $2,150,098)	1,842,323

Principal Amount	Description	Value (†)
Short-Term Investments — 3.5%
$424,001	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/29/2022 at 0.650% to be repurchased at $424,024 on 8/01/2022 collateralized by $430,800 U.S. Treasury Note, 3.000% due 7/15/2025 valued at $432,988 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $424,001)	$424,001

	Total Investments — 100.2% (Identified Cost $13,356,606)	12,227,678
	Other assets less liabilities — (0.2)%	(30,399)

	Net Assets — 100.0%	$12,197,279

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of Rule 144A holdings amounted to $6,658 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2022 (Unaudited)

Equity	85.5%
Fixed Income	11.2
Short-Term Investments	3.5

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

See accompanying notes to financial statements.

|  62

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2050 Fund

Shares	Description	Value (†)
Common Stocks — 58.8% of Net Assets
	Aerospace & Defense — 1.0%
209	AAR Corp.(a)	$9,307
44	Axon Enterprise, Inc.(a)	4,848
409	Boeing Co. (The)(a)	65,158
7	L3Harris Technologies, Inc.	1,680
14	Lockheed Martin Corp.	5,793
65	Moog, Inc., Class A	5,567
8	Northrop Grumman Corp.	3,831
129	Raytheon Technologies Corp.	12,024

		108,208

	Air Freight & Logistics — 0.3%
209	Expeditors International of Washington, Inc.	22,206
15	FedEx Corp.	3,496
77	GXO Logistics, Inc.(a)	3,696
28	United Parcel Service, Inc., Class B	5,457

		34,855

	Airlines — 0.1%
198	Delta Air Lines, Inc.(a)	6,296
654	JetBlue Airways Corp.(a)	5,507

		11,803

	Auto Components — 0.4%
655	BorgWarner, Inc.	25,191
441	Dana, Inc.	7,391
80	Dorman Products, Inc.(a)	8,087
56	Visteon Corp.(a)	7,145

		47,814

	Automobiles — 1.3%
1,050	General Motors Co.(a)	38,073
106	Tesla, Inc.(a)	94,494
58	Thor Industries, Inc.	4,891

		137,458

	Banks — 2.6%
323	Ameris Bancorp	15,275
764	Bank of America Corp.	25,831
295	Cadence Bank	7,699
857	Citigroup, Inc.	44,478
170	Citizens Financial Group, Inc.	6,455
63	Fifth Third Bancorp	2,150
1,471	FNB Corp.	17,593
1,026	Fulton Financial Corp.	17,124
184	Huntington Bancshares, Inc.	2,445
276	International Bancshares Corp.	12,105
63	JPMorgan Chase & Co.	7,268
295	KeyCorp	5,399
20	M&T Bank Corp.	3,549
41	PNC Financial Services Group, Inc. (The)	6,804
248	Regions Financial Corp.	5,253
10	Signature Bank	1,856
8	SVB Financial Group(a)	3,228
304	Truist Financial Corp.	15,343
428	Trustmark Corp.	13,897
143	U.S. Bancorp	6,750
261	Webster Financial Corp.	12,123
751	Wells Fargo & Co.	32,946
109	Wintrust Financial Corp.	9,378

		274,949

	Beverages — 1.2%
50	Boston Beer Co., Inc. (The), Class A(a)	19,021
290	Coca-Cola Co. (The)	18,609
	Beverages — continued
48	Keurig Dr Pepper, Inc.	1,860
743	Monster Beverage Corp.(a)	74,018
71	PepsiCo, Inc.	12,422

		125,930

	Biotechnology — 1.8%
114	AbbVie, Inc.	16,360
239	Alnylam Pharmaceuticals, Inc.(a)	33,948
51	Amgen, Inc.	12,621
146	Arrowhead Pharmaceuticals, Inc.(a)	6,209
37	Biogen, Inc.(a)	7,957
183	BioMarin Pharmaceutical, Inc.(a)	15,747
263	CRISPR Therapeutics AG(a)	19,725
41	Gilead Sciences, Inc.	2,450
180	Halozyme Therapeutics, Inc.(a)	8,802
38	Moderna, Inc.(a)	6,235
74	Neurocrine Biosciences, Inc.(a)	6,966
92	Regeneron Pharmaceuticals, Inc.(a)	53,516

		190,536

	Building Products — 0.7%
115	Builders FirstSource, Inc.(a)	7,820
45	Carlisle Cos., Inc.	13,324
82	Carrier Global Corp.	3,323
45	Johnson Controls International PLC	2,426
45	Lennox International, Inc.	10,779
328	Masco Corp.	18,165
133	Owens Corning	12,334
82	Trex Co., Inc.(a)	5,291

		73,462

	Capital Markets — 3.6%
17	Ameriprise Financial, Inc.	4,589
639	Bank of New York Mellon Corp. (The)	27,771
14	BlackRock, Inc.	9,369
639	Charles Schwab Corp. (The)	44,123
26	CME Group, Inc.	5,186
65	FactSet Research Systems, Inc.	27,929
96	Goldman Sachs Group, Inc. (The)	32,005
274	Intercontinental Exchange, Inc.	27,945
212	Janus Henderson Group PLC	5,463
777	KKR & Co., Inc.	43,092
95	Moody’s Corp.	29,474
99	Morgan Stanley	8,346
53	MSCI, Inc.	25,511
26	Northern Trust Corp.	2,594
60	S&P Global, Inc.	22,616
402	SEI Investments Co.	22,255
494	State Street Corp.	35,094
41	Virtus Investment Partners, Inc.	8,459

		381,821

	Chemicals — 0.4%
17	Air Products & Chemicals, Inc.	4,220
37	DuPont de Nemours, Inc.	2,265
114	HB Fuller Co.	7,319
82	Innospec, Inc.	8,364
29	Linde PLC	8,758
100	Minerals Technologies, Inc.	6,681
55	Stepan Co.	6,172

		43,779

	Commercial Services & Supplies — 0.4%
59	MSA Safety, Inc.	7,572
74	Tetra Tech, Inc.	11,342

See accompanying notes to financial statements.

63  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
119	Viad Corp.(a)	$4,019
102	Waste Management, Inc.	16,785

		39,718

	Communications Equipment — 0.1%
139	Ciena Corp.(a)	7,172
78	Lumentum Holdings, Inc.(a)	7,056

		14,228

	Construction & Engineering — 0.2%
241	AECOM	17,352

	Consumer Finance — 1.0%
1,335	Ally Financial, Inc.	44,149
161	American Express Co.	24,797
280	Capital One Financial Corp.	30,752
167	Green Dot Corp., Class A(a)	4,693

		104,391

	Containers & Packaging — 0.2%
29	Ball Corp.	2,129
62	International Paper Co.	2,652
200	Sonoco Products Co.	12,698

		17,479

	Distributors — 0.1%
56	Genuine Parts Co.	8,561

	Diversified Consumer Services — 0.2%
103	Grand Canyon Education, Inc.(a)	9,895
150	Service Corp. International	11,169

		21,064

	Diversified Telecommunication Services — 0.1%
168	AT&T, Inc.	3,155
213	Lumen Technologies, Inc.	2,319
98	Verizon Communications, Inc.	4,527

		10,001

	Electric Utilities — 0.6%
159	American Electric Power Co., Inc.	15,671
181	Edison International	12,266
198	Eversource Energy	17,468
78	IDACORP, Inc.	8,714
130	NextEra Energy, Inc.	10,984

		65,103

	Electrical Equipment — 1.3%
31	Acuity Brands, Inc.	5,654
611	ChargePoint Holdings, Inc.(a)	9,232
39	Eaton Corp. PLC	5,787
43	Emerson Electric Co.	3,873
1,274	Fluence Energy, Inc.(a)	17,505
57	Hubbell, Inc.	12,484
981	Plug Power, Inc.(a)	20,935
53	Rockwell Automation, Inc.	13,530
690	Shoals Technologies Group, Inc., Class A(a)	16,305
861	Sunrun, Inc.(a)	28,146

		133,451

	Electronic Equipment, Instruments & Components — 0.5%
251	Avnet, Inc.	12,015
150	Cognex Corp.	7,647
48	Corning, Inc.	1,765
30	II-VI, Inc.(a)	1,579
173	Itron, Inc.(a)	10,103
13	Keysight Technologies, Inc.(a)	2,114
31	Littelfuse, Inc.	8,645
	Electronic Equipment, Instruments & Components — continued
73	TE Connectivity Ltd.	9,762

		53,630

	Energy Equipment & Services — 0.2%
771	Archrock, Inc.	6,507
78	Baker Hughes Co.	2,004
337	ChampionX Corp.	7,040
114	Schlumberger NV	4,221

		19,772

	Entertainment — 2.2%
54	Activision Blizzard, Inc.	4,317
123	Electronic Arts, Inc.	16,141
454	Netflix, Inc.(a)	102,105
171	Take-Two Interactive Software, Inc.(a)	22,697
640	Walt Disney Co. (The)(a)	67,904
962	Warner Bros Discovery, Inc.(a)	14,430

		227,594

	Food & Staples Retailing — 0.5%
122	BJ’s Wholesale Club Holdings, Inc.(a)	8,259
9	Costco Wholesale Corp.	4,872
154	Kroger Co. (The)	7,152
217	SpartanNash Co.	7,007
292	Sprouts Farmers Market, Inc.(a)	8,071
68	Sysco Corp.	5,773
88	Walgreens Boots Alliance, Inc.	3,487
47	Walmart, Inc.	6,206

		50,827

	Food Products — 0.5%
98	Campbell Soup Co.	4,836
263	Darling Ingredients, Inc.(a)	18,221
71	General Mills, Inc.	5,310
158	Hain Celestial Group, Inc. (The)(a)	3,595
62	Hormel Foods Corp.	3,059
78	Ingredion, Inc.	7,097
20	J.M. Smucker Co. (The)	2,646
36	Kellogg Co.	2,661
20	McCormick & Co., Inc.	1,747

		49,172

	Gas Utilities — 0.2%
274	New Jersey Resources Corp.	12,656
89	ONE Gas, Inc.	7,560

		20,216

	Health Care Equipment & Supplies — 1.0%
146	Abbott Laboratories	15,891
35	Becton Dickinson & Co.	8,551
11	Cooper Cos., Inc. (The)	3,597
30	DexCom, Inc.(a)	2,462
72	Edwards Lifesciences Corp.(a)	7,239
83	Globus Medical, Inc., Class A(a)	4,871
95	Haemonetics Corp.(a)	6,602
34	Hologic, Inc.(a)	2,427
84	Intuitive Surgical, Inc.(a)	19,334
260	LeMaitre Vascular, Inc.	13,091
41	Penumbra, Inc.(a)	5,715
13	ResMed, Inc.	3,127
40	Shockwave Medical, Inc.(a)	8,437
10	STERIS PLC	2,256
15	Stryker Corp.	3,221
9	Teleflex, Inc.	2,164

		108,985

See accompanying notes to financial statements.

|  64

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — 1.4%
126	Acadia Healthcare Co., Inc.(a)	$10,447
29	Amedisys, Inc.(a)	3,476
111	Centene Corp.(a)	10,320
21	Chemed Corp.	10,103
45	Cigna Corp.	12,391
57	CVS Health Corp.	5,454
32	Elevance Health, Inc.	15,267
77	Encompass Health Corp.	3,898
38	Enhabit, Inc.(a)	665
167	HCA Healthcare, Inc.	35,474
20	Humana, Inc.	9,640
20	Quest Diagnostics, Inc.	2,731
215	Select Medical Holdings Corp.	6,368
111	Tenet Healthcare Corp.(a)	7,339
35	UnitedHealth Group, Inc.	18,982

		152,555

	Health Care Technology — 0.7%
383	Allscripts Healthcare Solutions, Inc.(a)	6,059
825	Doximity, Inc., Class A(a)	34,914
131	Veeva Systems, Inc., Class A(a)	29,289

		70,262

	Hotels, Restaurants & Leisure — 1.6%
29	Booking Holdings, Inc.(a)	56,135
48	Expedia Group, Inc.(a)	5,090
112	Hilton Worldwide Holdings, Inc.	14,344
92	Jack in the Box, Inc.	6,361
31	McDonald’s Corp.	8,165
378	Starbucks Corp.	32,047
194	Travel & Leisure Co.	8,363
436	Yum China Holdings, Inc.	21,238
136	Yum! Brands, Inc.	16,665

		168,408

	Household Durables — 0.5%
41	DR Horton, Inc.	3,199
237	KB Home	7,736
93	Meritage Homes Corp.(a)	8,212
464	PulteGroup, Inc.	20,239
320	Taylor Morrison Home Corp.(a)	9,184

		48,570

	Household Products — 0.5%
267	Colgate-Palmolive Co.	21,024
80	Kimberly-Clark Corp.	10,543
134	Procter & Gamble Co. (The)	18,614

		50,181

	Independent Power & Renewable Electricity Producers — 0.3%
103	AES Corp. (The)	2,289
146	NextEra Energy Partners LP	12,080
549	Sunnova Energy International, Inc.(a)	14,285

		28,654

	Industrial Conglomerates — 0.3%
35	3M Co.	5,013
245	General Electric Co.	18,108
39	Honeywell International, Inc.	7,506

		30,627

	Insurance — 1.7%
69	Aflac, Inc.	3,954
41	Allstate Corp. (The)	4,796
459	American International Group, Inc.	23,762
42	Chubb Ltd.	7,923
	Insurance — continued
136	First American Financial Corp.	7,888
87	Hanover Insurance Group, Inc. (The)	11,873
67	Marsh & McLennan Cos., Inc.	10,985
315	Prudential Financial, Inc.	31,497
228	Reinsurance Group of America, Inc.	26,398
154	Selective Insurance Group, Inc.	11,991
36	Travelers Cos., Inc. (The)	5,713
146	Willis Towers Watson PLC	30,213

		176,993

	Interactive Media & Services — 2.6%
600	Alphabet, Inc., Class A(a)	69,792
546	Alphabet, Inc., Class C(a)	63,685
600	Meta Platforms, Inc., Class A(a)	95,460
1,511	Pinterest, Inc., Class A(a)	29,434
296	Twitter, Inc.(a)	12,317

		270,688

	Internet & Direct Marketing Retail — 2.2%
216	Alibaba Group Holding Ltd., Sponsored ADR(a)	19,304
1,100	Amazon.com, Inc.(a)	148,445
878	eBay, Inc.	42,697
179	Etsy, Inc.(a)	18,566

		229,012

	IT Services — 3.0%
17	Accenture PLC, Class A	5,206
26	Automatic Data Processing, Inc.	6,269
237	Block, Inc.(a)	18,026
50	Cognizant Technology Solutions Corp., Class A	3,398
57	Concentrix Corp.	7,624
383	Fiserv, Inc.(a)	40,476
103	Gartner, Inc.(a)	27,344
215	Global Payments, Inc.	26,299
53	International Business Machines Corp.	6,932
108	Mastercard, Inc., Class A	38,209
24	Paychex, Inc.	3,079
300	PayPal Holdings, Inc.(a)	25,959
57	Perficient, Inc.(a)	6,015
424	Shopify, Inc., Class A(a)	14,768
14	VeriSign, Inc.(a)	2,648
391	Visa, Inc., Class A	82,935
41	WEX, Inc.(a)	6,815

		322,002

	Leisure Products — 0.1%
434	Mattel, Inc.(a)	10,069

	Life Sciences Tools & Services — 0.7%
44	Agilent Technologies, Inc.	5,900
39	Danaher Corp.	11,367
126	Illumina, Inc.(a)	27,302
9	IQVIA Holdings, Inc.(a)	2,163
18	PerkinElmer, Inc.	2,757
44	Repligen Corp.(a)	9,388
17	Thermo Fisher Scientific, Inc.	10,173
6	Waters Corp.(a)	2,184

		71,234

	Machinery — 1.4%
61	AGCO Corp.	6,644
32	Caterpillar, Inc.	6,344
26	Chart Industries, Inc.(a)	5,072
52	Cummins, Inc.	11,508
64	Deere & Co.	21,964
37	Illinois Tool Works, Inc.	7,687

See accompanying notes to financial statements.

65  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
139	ITT, Inc.	$10,429
110	Oshkosh Corp.	9,471
202	PACCAR, Inc.	18,487
115	Parker-Hannifin Corp.	33,246
128	Terex Corp.	4,289
121	Toro Co. (The)	10,405

		145,546

	Media — 1.1%
7	Cable One, Inc.	9,637
108	Charter Communications, Inc., Class A(a)	46,667
1,116	Comcast Corp., Class A	41,872
165	Interpublic Group of Cos., Inc. (The)	4,928
148	New York Times Co. (The), Class A	4,729
188	News Corp., Class A	3,222
125	News Corp., Class B	2,160
83	Omnicom Group, Inc.	5,797
62	Paramount Global, Class B	1,466

		120,478

	Metals & Mining — 0.4%
93	Alcoa Corp.	4,733
261	Cleveland-Cliffs, Inc.(a)	4,622
182	Commercial Metals Co.	7,211
55	Newmont Corp.	2,490
16	Nucor Corp.	2,173
56	Reliance Steel & Aluminum Co.	10,654
131	Steel Dynamics, Inc.	10,202

		42,085

	Multi-Utilities — 0.2%
101	Consolidated Edison, Inc.	10,026
41	DTE Energy Co.	5,343
26	WEC Energy Group, Inc.	2,699

		18,068

	Multiline Retail — 0.2%
122	Kohl’s Corp.	3,555
296	Macy’s, Inc.	5,225
56	Target Corp.	9,149

		17,929

	Oil, Gas & Consumable Fuels — 2.2%
670	Antero Midstream Corp.	6,740
1,107	APA Corp.	41,147
93	Chevron Corp.	15,232
463	CNX Resources Corp.(a)	7,996
401	ConocoPhillips	39,069
114	Diamondback Energy, Inc.	14,594
450	EOG Resources, Inc.	50,049
190	EQT Corp.	8,366
197	Exxon Mobil Corp.	19,095
139	HF Sinclair Corp.	6,647
172	Kinder Morgan, Inc.	3,094
157	Marathon Oil Corp.	3,894
35	Occidental Petroleum Corp.	2,301
228	Range Resources Corp.(a)	7,540
865	Southwestern Energy Co.(a)	6,107
35	Valero Energy Corp.	3,877

		235,748

	Paper & Forest Products — 0.0%
81	Louisiana-Pacific Corp.	5,154

	Pharmaceuticals — 1.9%
339	Bristol-Myers Squibb Co.	25,011
35	Eli Lilly & Co.	11,539
	Pharmaceuticals — continued
60	Jazz Pharmaceuticals PLC(a)	9,364
114	Johnson & Johnson	19,895
228	Merck & Co., Inc.	20,370
459	Novartis AG, Sponsored ADR	39,396
165	Novo Nordisk A/S, Sponsored ADR	19,150
136	Perrigo Co. PLC	5,694
253	Pfizer, Inc.	12,779
672	Roche Holding AG, Sponsored ADR	27,868
27	Zoetis, Inc.	4,929

		195,995

	Professional Services — 0.5%
126	Equifax, Inc.	26,323
111	Exponent, Inc.	11,154
107	Korn Ferry	7,010
64	ManpowerGroup, Inc.	5,018
37	Verisk Analytics, Inc.	7,039

		56,544

	Real Estate Management & Development — 0.4%
378	CBRE Group, Inc., Class A(a)	32,365
57	Jones Lang LaSalle, Inc.(a)	10,868

		43,233

	REITs – Apartments — 0.4%
203	American Campus Communities, Inc.	13,260
92	AvalonBay Communities, Inc.	19,683
70	Equity Residential	5,487
31	Essex Property Trust, Inc.	8,882

		47,312

	REITs – Diversified — 0.5%
583	American Assets Trust, Inc.	17,624
48	American Tower Corp.	13,000
44	Crown Castle International Corp.	7,949
20	Digital Realty Trust, Inc.	2,649
5	Equinix, Inc.	3,519
140	VICI Properties, Inc.	4,786
153	Weyerhaeuser Co.	5,557

		55,084

	REITs – Health Care — 0.2%
44	Ventas, Inc.	2,366
222	Welltower, Inc.	19,168

		21,534

	REITs – Hotels — 0.0%
133	Host Hotels & Resorts, Inc.	2,369

	REITs – Mortgage — 0.1%
221	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,976

	REITs – Office Property — 0.6%
118	Alexandria Real Estate Equities, Inc.	19,562
964	Brandywine Realty Trust	9,013
496	Corporate Office Properties Trust	13,962
328	Douglas Emmett, Inc.	7,754
461	Easterly Government Properties, Inc.	9,345
145	Kilroy Realty Corp.	7,856

		67,492

	REITs – Shopping Centers — 0.2%
818	Brixmor Property Group, Inc.	18,961

	REITs – Warehouse/Industrials — 0.1%
77	ProLogis, Inc.	10,207

See accompanying notes to financial statements.

|  66

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — 0.8%
24	Avis Budget Group, Inc.(a)	$4,369
243	Canadian Pacific Railway Ltd.	19,165
234	CSX Corp.	7,565
95	Norfolk Southern Corp.	23,861
84	Ryder System, Inc.	6,579
97	Union Pacific Corp.	22,048

		83,587

	Semiconductors & Semiconductor Equipment — 2.7%
110	Advanced Micro Devices, Inc.(a)	10,392
36	Analog Devices, Inc.	6,190
36	Broadcom, Inc.	19,277
82	Cirrus Logic, Inc.(a)	7,008
120	Enphase Energy, Inc.(a)	34,102
70	First Solar, Inc.(a)	6,942
185	Intel Corp.	6,717
188	Lattice Semiconductor Corp.(a)	11,562
66	Micron Technology, Inc.	4,083
620	NVIDIA Corp.	112,611
252	QUALCOMM, Inc.	36,555
60	Silicon Laboratories, Inc.(a)	8,849
36	Synaptics, Inc.(a)	5,218
42	Texas Instruments, Inc.	7,513
45	Universal Display Corp.	5,196
83	Wolfspeed, Inc.(a)	6,914

		289,129

	Software — 4.6%
63	Adobe, Inc.(a)	25,838
17	ANSYS, Inc.(a)	4,743
23	Aspen Technology, Inc.(a)	4,694
298	Autodesk, Inc.(a)	64,463
63	Blackbaud, Inc.(a)	3,863
18	Citrix Systems, Inc.	1,825
95	CommVault Systems, Inc.(a)	5,329
18	Fair Isaac Corp.(a)	8,317
88	Fortinet, Inc.(a)	5,249
306	Microsoft Corp.	85,906
113	NortonLifeLock, Inc.	2,772
1,280	Oracle Corp.	99,635
46	Paylocity Holding Corp.(a)	9,473
58	Qualys, Inc.(a)	7,095
494	Salesforce, Inc.(a)	90,906
27	ServiceNow, Inc.(a)	12,060
75	SPS Commerce, Inc.(a)	8,982
285	Workday, Inc., Class A(a)	44,203

		485,353

	Specialty Retail — 0.8%
26	Asbury Automotive Group, Inc.(a)	4,463
3	AutoZone, Inc.(a)	6,412
18	Best Buy Co., Inc.	1,386
87	Boot Barn Holdings, Inc.(a)	5,420
56	Five Below, Inc.(a)	7,116
96	GameStop Corp., Class A(a)	3,265
77	Home Depot, Inc. (The)	23,172
27	Lithia Motors, Inc.	7,163
52	Lowe’s Cos., Inc.	9,960
74	TJX Cos., Inc. (The)	4,526
9	Tractor Supply Co.	1,723
5	Ulta Beauty, Inc.(a)	1,944
59	Williams-Sonoma, Inc.	8,521

		85,071

	Technology Hardware, Storage & Peripherals — 0.1%
166	Hewlett Packard Enterprise Co.	2,364
110	HP, Inc.	3,673

		6,037

	Textiles, Apparel & Luxury Goods — 0.5%
51	Crocs, Inc.(a)	3,654
34	Deckers Outdoor Corp.(a)	10,649
202	NIKE, Inc., Class B	23,214
1,643	Under Armour, Inc., Class A(a)	15,214
43	VF Corp.	1,921

		54,652

	Thrifts & Mortgage Finance — 0.3%
1,314	MGIC Investment Corp.	18,580
185	Mr. Cooper Group, Inc.(a)	8,334

		26,914

	Trading Companies & Distributors — 0.1%
56	GATX Corp.	5,614

	Water Utilities — 0.2%
89	American States Water Co.	7,758
47	American Water Works Co., Inc.	7,306
178	Essential Utilities, Inc.	9,245

		24,309

	Wireless Telecommunication Services — 0.0%
31	T-Mobile US, Inc.(a)	4,435

	Total Common Stocks (Identified Cost $6,373,039)	6,198,230

Principal Amount
Bonds and Notes — 5.1%
	Automotive — 0.1%
$4,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	3,933
3,000	Lear Corp., 4.250%, 5/15/2029	2,820
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,583

		10,336

	Banking — 0.7%
6,000	American Express Co., 3.700%, 8/03/2023	6,025
5,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	4,829
4,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	4,030
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	1,999
5,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	4,559
6,000	Citigroup, Inc., 4.600%, 3/09/2026	6,109
6,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	5,997
6,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	5,913
5,000	KeyCorp, MTN, 2.550%, 10/01/2029	4,444
2,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	1,911
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,004
3,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	2,709
5,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	4,812
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	1,960
4,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	3,958
3,000	State Street Corp., 2.400%, 1/24/2030	2,703
3,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	2,594

See accompanying notes to financial statements.

67  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Principal Amount	Description	Value (†)
	Banking — continued
$6,000	Truist Bank, 3.200%, 4/01/2024	$5,997
5,000	Westpac Banking Corp., 2.350%, 2/19/2025	4,877

		77,430

	Brokerage — 0.1%
5,000	BlackRock, Inc., 2.400%, 4/30/2030	4,543
7,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,428

		9,971

	Building Materials — 0.1%
3,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	2,752
6,000	Owens Corning, 3.950%, 8/15/2029	5,719

		8,471

	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,945

	Diversified Manufacturing — 0.1%
7,000	3M Co., 3.050%, 4/15/2030	6,641
3,000	Emerson Electric Co., 2.000%, 12/21/2028	2,738

		9,379

	Electric — 0.3%
4,000	Duke Energy Corp., 3.750%, 4/15/2024	4,016
5,000	Entergy Corp., 0.900%, 9/15/2025	4,553
4,000	Exelon Corp., 4.050%, 4/15/2030	3,966
5,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	4,399
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,844
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,731
6,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	5,950

		26,459

	Environmental — 0.1%
3,000	Republic Services, Inc., 1.450%, 2/15/2031	2,477
3,000	Waste Management, Inc., 2.950%, 6/01/2041	2,444

		4,921

	Finance Companies — 0.1%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	1,886
3,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	2,623

		4,509

	Food & Beverage — 0.2%
5,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	4,660
6,000	General Mills, Inc., 4.000%, 4/17/2025	6,075
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,824
7,000	PepsiCo, Inc., 2.750%, 3/19/2030	6,673

		19,232

	Government Owned – No Guarantee — 0.1%
5,000	Equinor ASA, 3.625%, 4/06/2040	4,588
7,000	Federal National Mortgage Association, 6.625%, 11/15/2030	8,862

		13,450

	Health Insurance — 0.1%
5,000	Elevance Health, Inc., 4.101%, 3/01/2028	5,070
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,872

		10,942

	Healthcare — 0.2%
3,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	3,064
5,000	Cigna Corp., 3.750%, 7/15/2023	5,009
4,000	CVS Health Corp., 4.300%, 3/25/2028	4,066
	Healthcare — continued
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	1,936
2,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	1,983
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	1,832

		17,890

	Integrated Energy — 0.1%
7,000	Exxon Mobil Corp., 2.992%, 3/19/2025	6,973
5,000	Shell International Finance BV, 6.375%, 12/15/2038	6,019

		12,992

	Life Insurance — 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,073

	Mortgage Related — 1.0%
16,363	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	15,275
12,943	FHLMC, 3.000%, with various maturities from 2049 to 2052(b)	12,474
14,784	FHLMC, 3.500%, 5/01/2052	14,639
19,467	FNMA, 2.000%, with various maturities from 2050 to 2051(b)	17,549
18,075	FNMA, 2.500%, with various maturities from 2050 to 2051(b)	16,890
18,261	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	17,652
13,448	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	13,330
439	FNMA, 4.000%, 3/01/2050	443
507	FNMA, 4.500%, with various maturities in 2049(b)	521

		108,773

	Natural Gas — 0.1%
5,000	NiSource, Inc., 0.950%, 8/15/2025	4,577

	Pharmaceuticals — 0.1%
6,000	AbbVie, Inc., 3.600%, 5/14/2025	6,001
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,709
4,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	3,961
4,000	Viatris, Inc., 3.850%, 6/22/2040	2,919

		14,590

	Property & Casualty Insurance — 0.0%
3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	2,695

	Railroads — 0.0%
4,000	CSX Corp., 2.600%, 11/01/2026	3,888

	REITs – Apartments — 0.0%
4,000	Essex Portfolio LP, 3.000%, 1/15/2030	3,612

	REITs – Health Care — 0.0%
4,000	Welltower, Inc., 2.800%, 6/01/2031	3,469

	REITs – Office Property — 0.1%
6,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	5,969
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,845
5,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	4,242

		13,056

	REITs – Single Tenant — 0.0%
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,934
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,612

		3,546

	REITs – Warehouse/Industrials — 0.0%
3,000	Prologis LP, 1.250%, 10/15/2030	2,469

	Restaurants — 0.1%
6,000	Starbucks Corp., 2.250%, 3/12/2030	5,275

See accompanying notes to financial statements.

|  68

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2050 Fund – (continued)

Principal Amount	Description	Value (†)
	Retailers — 0.1%
$4,000	Amazon.com, Inc., 3.875%, 8/22/2037	$4,028
6,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	5,276

		9,304

	Technology — 0.3%
6,000	Apple, Inc., 2.500%, 2/09/2025	5,946
2,000	Broadcom, Inc., 3.137%, 11/15/2035, 144A	1,608
5,000	Broadcom, Inc., 4.926%, 5/15/2037, 144A	4,740
5,000	Intel Corp., 2.450%, 11/15/2029	4,609
5,000	International Business Machines Corp., 4.000%, 6/20/2042	4,558
4,000	NVIDIA Corp., 2.850%, 4/01/2030	3,817
4,000	Oracle Corp., 2.950%, 5/15/2025	3,900
5,000	QUALCOMM, Inc., 1.650%, 5/20/2032	4,235

		33,413

	Treasuries — 0.8%
5,000	U.S. Treasury Bond, 2.250%, 5/15/2041	4,280
5,000	U.S. Treasury Bond, 2.500%, 5/15/2046	4,334
13,000	U.S. Treasury Bond, 2.875%, 11/15/2046	12,089
14,000	U.S. Treasury Bond, 3.000%, 5/15/2045	13,264
7,000	U.S. Treasury Bond, 3.000%, 2/15/2048	6,734
10,000	U.S. Treasury Bond, 3.000%, 2/15/2049	9,750
20,000	U.S. Treasury Note, 0.375%, 11/30/2025	18,461
16,000	U.S. Treasury Note, 2.125%, 12/31/2022	15,955

		84,867

	Utility Other — 0.0%
4,000	Essential Utilities, Inc., 4.276%, 5/01/2049	3,614

	Wireless — 0.1%
4,000	Vodafone Group PLC, 6.150%, 2/27/2037	4,452

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,630
5,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.511%, 5/15/2025(c)	4,989

		6,619

	Total Bonds and Notes (Identified Cost $581,301)	538,219

Shares
Exchange-Traded Funds — 8.6%
13,616	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,049,489)	901,515

Mutual Funds — 13.5%
39,362	WCM Focused Emerging Markets Fund, Institutional Class	521,934
43,542	WCM Focused International Growth Fund, Institutional Class	906,549

	Total Mutual Funds (Identified Cost $1,812,034)	1,428,483

Affiliated Mutual Funds — 11.0%
8,650	Loomis Sayles Inflation Protected Securities Fund, Class N	93,165
17,303	Mirova Global Green Bond Fund, Class N	155,379
81,006	Mirova International Sustainable Equity Fund, Class N	906,455

	Total Affiliated Mutual Funds (Identified Cost $1,407,568)	1,154,999

Short-Term Investments — 3.3%
$353,281	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/29/2022 at 0.650% to be repurchased at $353,300 on 8/01/2022 collateralized by $358,900 U.S. Treasury Note, 3.000% due 7/15/2025 valued at $360,723 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $353,281)	353,281

	Total Investments — 100.3% (Identified Cost $11,576,712)	10,574,727
	Other assets less liabilities — (0.3)%	(32,262)

	Net Assets — 100.0%	$10,542,465

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of Rule 144A holdings amounted to $8,259 or 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2022 (Unaudited)

Equity	89.5%
Fixed Income	7.5
Short-Term Investments	3.3

Total Investments	100.3
Other assets less liabilities	(0.3)

Net Assets	100.0%

See accompanying notes to financial statements.

69  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks — 59.3% of Net Assets
	Aerospace & Defense — 1.0%
175	AAR Corp.(a)	$7,793
38	Axon Enterprise, Inc.(a)	4,187
334	Boeing Co. (The)(a)	53,210
7	L3Harris Technologies, Inc.	1,680
11	Lockheed Martin Corp.	4,552
56	Moog, Inc., Class A	4,796
7	Northrop Grumman Corp.	3,352
107	Raytheon Technologies Corp.	9,973

		89,543

	Air Freight & Logistics — 0.3%
174	Expeditors International of Washington, Inc.	18,487
13	FedEx Corp.	3,030
60	GXO Logistics, Inc.(a)	2,880
22	United Parcel Service, Inc., Class B	4,288

		28,685

	Airlines — 0.1%
169	Delta Air Lines, Inc.(a)	5,374
517	JetBlue Airways Corp.(a)	4,353

		9,727

	Auto Components — 0.5%
560	BorgWarner, Inc.	21,538
377	Dana, Inc.	6,318
63	Dorman Products, Inc.(a)	6,369
50	Visteon Corp.(a)	6,379

		40,604

	Automobiles — 1.3%
936	General Motors Co.(a)	33,940
89	Tesla, Inc.(a)	79,339
49	Thor Industries, Inc.	4,132

		117,411

	Banks — 2.6%
266	Ameris Bancorp	12,579
629	Bank of America Corp.	21,266
257	Cadence Bank	6,708
727	Citigroup, Inc.	37,731
137	Citizens Financial Group, Inc.	5,202
84	Fifth Third Bancorp	2,866
1,215	FNB Corp.	14,531
847	Fulton Financial Corp.	14,136
147	Huntington Bancshares, Inc.	1,954
230	International Bancshares Corp.	10,088
54	JPMorgan Chase & Co.	6,229
237	KeyCorp	4,337
16	M&T Bank Corp.	2,839
35	PNC Financial Services Group, Inc. (The)	5,808
257	Regions Financial Corp.	5,443
8	Signature Bank	1,485
6	SVB Financial Group(a)	2,421
250	Truist Financial Corp.	12,618
353	Trustmark Corp.	11,462
114	U.S. Bancorp	5,381
215	Webster Financial Corp.	9,987
642	Wells Fargo & Co.	28,165
92	Wintrust Financial Corp.	7,916

		231,152

	Beverages — 1.2%
50	Boston Beer Co., Inc. (The), Class A(a)	19,021
243	Coca-Cola Co. (The)	15,593
39	Keurig Dr Pepper, Inc.	1,511
	Beverages — continued
626	Monster Beverage Corp.(a)	62,362
59	PepsiCo, Inc.	10,323

		108,810

	Biotechnology — 1.8%
101	AbbVie, Inc.	14,495
192	Alnylam Pharmaceuticals, Inc.(a)	27,272
43	Amgen, Inc.	10,641
116	Arrowhead Pharmaceuticals, Inc.(a)	4,933
31	Biogen, Inc.(a)	6,667
152	BioMarin Pharmaceutical, Inc.(a)	13,080
228	CRISPR Therapeutics AG(a)	17,100
34	Gilead Sciences, Inc.	2,031
151	Halozyme Therapeutics, Inc.(a)	7,384
31	Moderna, Inc.(a)	5,087
64	Neurocrine Biosciences, Inc.(a)	6,024
76	Regeneron Pharmaceuticals, Inc.(a)	44,208

		158,922

	Building Products — 0.7%
101	Builders FirstSource, Inc.(a)	6,868
36	Carlisle Cos., Inc.	10,660
65	Carrier Global Corp.	2,634
37	Johnson Controls International PLC	1,995
37	Lennox International, Inc.	8,863
280	Masco Corp.	15,506
111	Owens Corning	10,294
72	Trex Co., Inc.(a)	4,645

		61,465

	Capital Markets — 3.7%
14	Ameriprise Financial, Inc.	3,779
527	Bank of New York Mellon Corp. (The)	22,903
12	BlackRock, Inc.	8,030
529	Charles Schwab Corp. (The)	36,527
21	CME Group, Inc.	4,189
59	FactSet Research Systems, Inc.	25,351
82	Goldman Sachs Group, Inc. (The)	27,338
234	Intercontinental Exchange, Inc.	23,866
172	Janus Henderson Group PLC	4,432
692	KKR & Co., Inc.	38,378
78	Moody’s Corp.	24,200
82	Morgan Stanley	6,913
47	MSCI, Inc.	22,623
25	Northern Trust Corp.	2,495
48	S&P Global, Inc.	18,093
329	SEI Investments Co.	18,213
411	State Street Corp.	29,197
36	Virtus Investment Partners, Inc.	7,428

		323,955

	Chemicals — 0.4%
16	Air Products & Chemicals, Inc.	3,972
30	DuPont de Nemours, Inc.	1,837
100	HB Fuller Co.	6,420
71	Innospec, Inc.	7,242
25	Linde PLC	7,550
86	Minerals Technologies, Inc.	5,745
46	Stepan Co.	5,162

		37,928

	Commercial Services & Supplies — 0.4%
52	MSA Safety, Inc.	6,674
61	Tetra Tech, Inc.	9,349
95	Viad Corp.(a)	3,208
85	Waste Management, Inc.	13,988

		33,219

See accompanying notes to financial statements.

|  70

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 0.1%
122	Ciena Corp.(a)	$6,295
66	Lumentum Holdings, Inc.(a)	5,971

		12,266

	Construction & Engineering — 0.2%
199	AECOM	14,328

	Consumer Finance — 1.0%
1,140	Ally Financial, Inc.	37,700
135	American Express Co.	20,793
236	Capital One Financial Corp.	25,920
132	Green Dot Corp., Class A(a)	3,709

		88,122

	Containers & Packaging — 0.2%
29	Ball Corp.	2,129
56	International Paper Co.	2,395
165	Sonoco Products Co.	10,476

		15,000

	Distributors — 0.1%
46	Genuine Parts Co.	7,032

	Diversified Consumer Services — 0.2%
85	Grand Canyon Education, Inc.(a)	8,166
126	Service Corp. International	9,382

		17,548

	Diversified Telecommunication Services — 0.1%
139	AT&T, Inc.	2,611
143	Lumen Technologies, Inc.	1,557
81	Verizon Communications, Inc.	3,741

		7,909

	Electric Utilities — 0.6%
130	American Electric Power Co., Inc.	12,813
149	Edison International	10,098
161	Eversource Energy	14,203
68	IDACORP, Inc.	7,597
121	NextEra Energy, Inc.	10,223

		54,934

	Electrical Equipment — 1.2%
24	Acuity Brands, Inc.	4,378
486	ChargePoint Holdings, Inc.(a)	7,343
32	Eaton Corp. PLC	4,749
35	Emerson Electric Co.	3,152
1,015	Fluence Energy, Inc.(a)	13,946
45	Hubbell, Inc.	9,856
811	Plug Power, Inc.(a)	17,307
44	Rockwell Automation, Inc.	11,232
570	Shoals Technologies Group, Inc., Class A(a)	13,469
706	Sunrun, Inc.(a)	23,079

		108,511

	Electronic Equipment, Instruments & Components — 0.5%
209	Avnet, Inc.	10,005
133	Cognex Corp.	6,780
39	Corning, Inc.	1,434
25	II-VI, Inc.(a)	1,316
136	Itron, Inc.(a)	7,942
10	Keysight Technologies, Inc.(a)	1,626
26	Littelfuse, Inc.	7,251
61	TE Connectivity Ltd.	8,157

		44,511

	Energy Equipment & Services — 0.2%
674	Archrock, Inc.	5,689
61	Baker Hughes Co.	1,567
	Energy Equipment & Services — continued
295	ChampionX Corp.	6,162
91	Schlumberger NV	3,370

		16,788

	Entertainment — 2.2%
42	Activision Blizzard, Inc.	3,358
102	Electronic Arts, Inc.	13,385
386	Netflix, Inc.(a)	86,811
146	Take-Two Interactive Software, Inc.(a)	19,379
540	Walt Disney Co. (The)(a)	57,294
717	Warner Bros Discovery, Inc.(a)	10,755

		190,982

	Food & Staples Retailing — 0.5%
97	BJ’s Wholesale Club Holdings, Inc.(a)	6,567
8	Costco Wholesale Corp.	4,330
133	Kroger Co. (The)	6,177
186	SpartanNash Co.	6,006
238	Sprouts Farmers Market, Inc.(a)	6,578
56	Sysco Corp.	4,755
70	Walgreens Boots Alliance, Inc.	2,773
40	Walmart, Inc.	5,282

		42,468

	Food Products — 0.5%
82	Campbell Soup Co.	4,047
245	Darling Ingredients, Inc.(a)	16,973
63	General Mills, Inc.	4,712
125	Hain Celestial Group, Inc. (The)(a)	2,844
56	Hormel Foods Corp.	2,763
68	Ingredion, Inc.	6,187
16	J.M. Smucker Co. (The)	2,117
31	Kellogg Co.	2,291
17	McCormick & Co., Inc.	1,485

		43,419

	Gas Utilities — 0.2%
226	New Jersey Resources Corp.	10,439
77	ONE Gas, Inc.	6,540

		16,979

	Health Care Equipment & Supplies — 1.0%
120	Abbott Laboratories	13,061
27	Becton Dickinson & Co.	6,597
9	Cooper Cos., Inc. (The)	2,943
25	DexCom, Inc.(a)	2,052
58	Edwards Lifesciences Corp.(a)	5,832
67	Globus Medical, Inc., Class A(a)	3,932
81	Haemonetics Corp.(a)	5,629
27	Hologic, Inc.(a)	1,927
77	Intuitive Surgical, Inc.(a)	17,723
215	LeMaitre Vascular, Inc.	10,825
34	Penumbra, Inc.(a)	4,739
10	ResMed, Inc.	2,405
32	Shockwave Medical, Inc.(a)	6,750
8	STERIS PLC	1,805
11	Stryker Corp.	2,362
7	Teleflex, Inc.	1,683

		90,265

	Health Care Providers & Services — 1.4%
105	Acadia Healthcare Co., Inc.(a)	8,706
23	Amedisys, Inc.(a)	2,757
90	Centene Corp.(a)	8,367
17	Chemed Corp.	8,178
37	Cigna Corp.	10,188

See accompanying notes to financial statements.

71  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
45	CVS Health Corp.	$4,306
27	Elevance Health, Inc.	12,882
61	Encompass Health Corp.	3,088
30	Enhabit, Inc.(a)	525
139	HCA Healthcare, Inc.	29,526
16	Humana, Inc.	7,712
19	Quest Diagnostics, Inc.	2,595
170	Select Medical Holdings Corp.	5,035
98	Tenet Healthcare Corp.(a)	6,480
29	UnitedHealth Group, Inc.	15,728

		126,073

	Health Care Technology — 0.7%
301	Allscripts Healthcare Solutions, Inc.(a)	4,762
707	Doximity, Inc., Class A(a)	29,920
105	Veeva Systems, Inc., Class A(a)	23,476

		58,158

	Hotels, Restaurants & Leisure — 1.6%
26	Booking Holdings, Inc.(a)	50,328
39	Expedia Group, Inc.(a)	4,136
93	Hilton Worldwide Holdings, Inc.	11,911
80	Jack in the Box, Inc.	5,531
25	McDonald’s Corp.	6,584
309	Starbucks Corp.	26,197
169	Travel & Leisure Co.	7,286
369	Yum China Holdings, Inc.	17,974
108	Yum! Brands, Inc.	13,234

		143,181

	Household Durables — 0.5%
34	DR Horton, Inc.	2,653
207	KB Home	6,757
81	Meritage Homes Corp.(a)	7,152
397	PulteGroup, Inc.	17,317
278	Taylor Morrison Home Corp.(a)	7,979

		41,858

	Household Products — 0.5%
220	Colgate-Palmolive Co.	17,323
66	Kimberly-Clark Corp.	8,698
110	Procter & Gamble Co. (The)	15,280

		41,301

	Independent Power & Renewable Electricity Producers — 0.3%
93	AES Corp. (The)	2,066
120	NextEra Energy Partners LP	9,929
437	Sunnova Energy International, Inc.(a)	11,371

		23,366

	Industrial Conglomerates — 0.3%
28	3M Co.	4,011
203	General Electric Co.	15,004
33	Honeywell International, Inc.	6,351

		25,366

	Insurance — 1.7%
55	Aflac, Inc.	3,152
32	Allstate Corp. (The)	3,743
381	American International Group, Inc.	19,724
35	Chubb Ltd.	6,602
119	First American Financial Corp.	6,902
72	Hanover Insurance Group, Inc. (The)	9,826
56	Marsh & McLennan Cos., Inc.	9,182
261	Prudential Financial, Inc.	26,097
191	Reinsurance Group of America, Inc.	22,114
127	Selective Insurance Group, Inc.	9,888
	Insurance — continued
30	Travelers Cos., Inc. (The)	4,761
125	Willis Towers Watson PLC	25,868

		147,859

	Interactive Media & Services — 2.6%
540	Alphabet, Inc., Class A(a)	62,813
422	Alphabet, Inc., Class C(a)	49,222
517	Meta Platforms, Inc., Class A(a)	82,255
1,292	Pinterest, Inc., Class A(a)	25,168
245	Twitter, Inc.(a)	10,194

		229,652

	Internet & Direct Marketing Retail — 2.2%
180	Alibaba Group Holding Ltd., Sponsored ADR(a)	16,086
941	Amazon.com, Inc.(a)	126,988
738	eBay, Inc.	35,889
155	Etsy, Inc.(a)	16,077

		195,040

	IT Services — 3.1%
15	Accenture PLC, Class A	4,594
23	Automatic Data Processing, Inc.	5,546
193	Block, Inc.(a)	14,680
47	Cognizant Technology Solutions Corp., Class A	3,194
47	Concentrix Corp.	6,287
327	Fiserv, Inc.(a)	34,557
85	Gartner, Inc.(a)	22,566
189	Global Payments, Inc.	23,118
42	International Business Machines Corp.	5,493
89	Mastercard, Inc., Class A	31,487
18	Paychex, Inc.	2,309
242	PayPal Holdings, Inc.(a)	20,940
46	Perficient, Inc.(a)	4,854
332	Shopify, Inc., Class A(a)	11,564
11	VeriSign, Inc.(a)	2,081
329	Visa, Inc., Class A	69,784
36	WEX, Inc.(a)	5,984

		269,038

	Leisure Products — 0.1%
361	Mattel, Inc.(a)	8,375

	Life Sciences Tools & Services — 0.7%
37	Agilent Technologies, Inc.	4,962
32	Danaher Corp.	9,327
107	Illumina, Inc.(a)	23,185
7	IQVIA Holdings, Inc.(a)	1,682
15	PerkinElmer, Inc.	2,297
37	Repligen Corp.(a)	7,894
16	Thermo Fisher Scientific, Inc.	9,575
6	Waters Corp.(a)	2,184

		61,106

	Machinery — 1.4%
52	AGCO Corp.	5,664
27	Caterpillar, Inc.	5,353
22	Chart Industries, Inc.(a)	4,292
43	Cummins, Inc.	9,516
55	Deere & Co.	18,875
31	Illinois Tool Works, Inc.	6,441
117	ITT, Inc.	8,778
91	Oshkosh Corp.	7,835
172	PACCAR, Inc.	15,741
101	Parker-Hannifin Corp.	29,198
107	Terex Corp.	3,586
102	Toro Co. (The)	8,771

		124,050

See accompanying notes to financial statements.

|  72

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Media — 1.2%
7	Cable One, Inc.	$9,637
92	Charter Communications, Inc., Class A(a)	39,753
941	Comcast Corp., Class A	35,306
135	Interpublic Group of Cos., Inc. (The)	4,033
115	New York Times Co. (The), Class A	3,674
156	News Corp., Class A	2,674
104	News Corp., Class B	1,797
68	Omnicom Group, Inc.	4,749
49	Paramount Global, Class B	1,159

		102,782

	Metals & Mining — 0.4%
74	Alcoa Corp.	3,766
206	Cleveland-Cliffs, Inc.(a)	3,648
156	Commercial Metals Co.	6,181
46	Newmont Corp.	2,083
14	Nucor Corp.	1,901
45	Reliance Steel & Aluminum Co.	8,561
115	Steel Dynamics, Inc.	8,956

		35,096

	Multi-Utilities — 0.2%
84	Consolidated Edison, Inc.	8,339
34	DTE Energy Co.	4,430
20	WEC Energy Group, Inc.	2,076

		14,845

	Multiline Retail — 0.2%
96	Kohl’s Corp.	2,797
234	Macy’s, Inc.	4,130
47	Target Corp.	7,679

		14,606

	Oil, Gas & Consumable Fuels — 2.3%
577	Antero Midstream Corp.	5,805
949	APA Corp.	35,274
79	Chevron Corp.	12,939
378	CNX Resources Corp.(a)	6,528
342	ConocoPhillips	33,321
95	Diamondback Energy, Inc.	12,162
385	EOG Resources, Inc.	42,820
163	EQT Corp.	7,177
168	Exxon Mobil Corp.	16,284
109	HF Sinclair Corp.	5,212
137	Kinder Morgan, Inc.	2,465
125	Marathon Oil Corp.	3,100
29	Occidental Petroleum Corp.	1,907
202	Range Resources Corp.(a)	6,680
752	Southwestern Energy Co.(a)	5,309
28	Valero Energy Corp.	3,101

		200,084

	Paper & Forest Products — 0.1%
65	Louisiana-Pacific Corp.	4,136

	Pharmaceuticals — 1.8%
281	Bristol-Myers Squibb Co.	20,732
28	Eli Lilly & Co.	9,231
48	Jazz Pharmaceuticals PLC(a)	7,491
94	Johnson & Johnson	16,405
201	Merck & Co., Inc.	17,958
363	Novartis AG, Sponsored ADR	31,156
133	Novo Nordisk A/S, Sponsored ADR	15,436
107	Perrigo Co. PLC	4,480
226	Pfizer, Inc.	11,415
551	Roche Holding AG, Sponsored ADR	22,850
24	Zoetis, Inc.	4,381

		161,535

	Professional Services — 0.6%
108	Equifax, Inc.	22,562
92	Exponent, Inc.	9,245
95	Korn Ferry	6,224
52	ManpowerGroup, Inc.	4,077
39	Verisk Analytics, Inc.	7,420

		49,528

	Real Estate Management & Development — 0.4%
333	CBRE Group, Inc., Class A(a)	28,512
48	Jones Lang LaSalle, Inc.(a)	9,152

		37,664

	REITs – Apartments — 0.4%
168	American Campus Communities, Inc.	10,974
76	AvalonBay Communities, Inc.	16,259
57	Equity Residential	4,468
26	Essex Property Trust, Inc.	7,450

		39,151

	REITs – Diversified — 0.5%
479	American Assets Trust, Inc.	14,480
43	American Tower Corp.	11,646
35	Crown Castle International Corp.	6,323
15	Digital Realty Trust, Inc.	1,987
6	Equinix, Inc.	4,223
116	VICI Properties, Inc.	3,966
120	Weyerhaeuser Co.	4,358

		46,983

	REITs – Health Care — 0.2%
39	Ventas, Inc.	2,098
183	Welltower, Inc.	15,800

		17,898

	REITs – Hotels — 0.0%
122	Host Hotels & Resorts, Inc.	2,173

	REITs – Mortgage — 0.1%
182	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,568

	REITs – Office Property — 0.6%
97	Alexandria Real Estate Equities, Inc.	16,081
834	Brandywine Realty Trust	7,798
410	Corporate Office Properties Trust	11,542
285	Douglas Emmett, Inc.	6,737
379	Easterly Government Properties, Inc.	7,682
123	Kilroy Realty Corp.	6,664

		56,504

	REITs – Shopping Centers — 0.2%
676	Brixmor Property Group, Inc.	15,670

	REITs – Warehouse/Industrials — 0.1%
68	ProLogis, Inc.	9,014

	Road & Rail — 0.8%
19	Avis Budget Group, Inc.(a)	3,459
194	Canadian Pacific Railway Ltd.	15,301
181	CSX Corp.	5,852
85	Norfolk Southern Corp.	21,349
71	Ryder System, Inc.	5,561
78	Union Pacific Corp.	17,729

		69,251

	Semiconductors & Semiconductor Equipment — 2.7%
88	Advanced Micro Devices, Inc.(a)	8,313
29	Analog Devices, Inc.	4,987
30	Broadcom, Inc.	16,064

See accompanying notes to financial statements.

73  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
71	Cirrus Logic, Inc.(a)	$6,068
100	Enphase Energy, Inc.(a)	28,418
55	First Solar, Inc.(a)	5,454
154	Intel Corp.	5,592
155	Lattice Semiconductor Corp.(a)	9,533
56	Micron Technology, Inc.	3,464
516	NVIDIA Corp.	93,721
198	QUALCOMM, Inc.	28,722
50	Silicon Laboratories, Inc.(a)	7,374
29	Synaptics, Inc.(a)	4,204
33	Texas Instruments, Inc.	5,903
41	Universal Display Corp.	4,734
71	Wolfspeed, Inc.(a)	5,914

		238,465

	Software — 4.6%
50	Adobe, Inc.(a)	20,506
13	ANSYS, Inc.(a)	3,627
21	Aspen Technology, Inc.(a)	4,286
249	Autodesk, Inc.(a)	53,864
53	Blackbaud, Inc.(a)	3,250
15	Citrix Systems, Inc.	1,521
82	CommVault Systems, Inc.(a)	4,599
16	Fair Isaac Corp.(a)	7,393
73	Fortinet, Inc.(a)	4,354
250	Microsoft Corp.	70,185
90	NortonLifeLock, Inc.	2,208
1,068	Oracle Corp.	83,133
37	Paylocity Holding Corp.(a)	7,619
49	Qualys, Inc.(a)	5,994
402	Salesforce, Inc.(a)	73,976
26	ServiceNow, Inc.(a)	11,613
62	SPS Commerce, Inc.(a)	7,425
240	Workday, Inc., Class A(a)	37,224

		402,777

	Specialty Retail — 0.8%
23	Asbury Automotive Group, Inc.(a)	3,948
3	AutoZone, Inc.(a)	6,412
13	Best Buy Co., Inc.	1,001
77	Boot Barn Holdings, Inc.(a)	4,797
47	Five Below, Inc.(a)	5,972
76	GameStop Corp., Class A(a)	2,585
64	Home Depot, Inc. (The)	19,260
22	Lithia Motors, Inc.	5,836
42	Lowe’s Cos., Inc.	8,044
60	TJX Cos., Inc. (The)	3,670
16	Tractor Supply Co.	3,064
4	Ulta Beauty, Inc.(a)	1,556
49	Williams-Sonoma, Inc.	7,076

		73,221

	Technology Hardware, Storage & Peripherals — 0.1%
130	Hewlett Packard Enterprise Co.	1,851
91	HP, Inc.	3,039

		4,890

	Textiles, Apparel & Luxury Goods — 0.5%
39	Crocs, Inc.(a)	2,794
28	Deckers Outdoor Corp.(a)	8,770
166	NIKE, Inc., Class B	19,076
1,435	Under Armour, Inc., Class A(a)	13,288
35	VF Corp.	1,564

		45,492

	Thrifts & Mortgage Finance — 0.3%
1,085	MGIC Investment Corp.	15,342
161	Mr. Cooper Group, Inc.(a)	7,253

		22,595

	Trading Companies & Distributors — 0.1%
49	GATX Corp.	4,912

	Water Utilities — 0.2%
70	American States Water Co.	6,102
38	American Water Works Co., Inc.	5,907
155	Essential Utilities, Inc.	8,050

		20,059

	Wireless Telecommunication Services – 0.0%
25	T-Mobile US, Inc.(a)	3,577

	Total Common Stocks (Identified Cost $5,354,746)	5,206,382

Principal Amount
Bonds and Notes — 3.8%
	Automotive — 0.1%
$3,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,950
2,000	Lear Corp., 4.250%, 5/15/2029	1,880
2,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	1,792

		6,622

	Banking — 0.6%
3,000	American Express Co., 3.700%, 8/03/2023	3,012
4,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	3,863
3,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	3,023
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	1,999
5,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	4,559
3,000	Citigroup, Inc., 4.600%, 3/09/2026	3,055
3,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,998
3,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,957
5,000	KeyCorp, MTN, 2.550%, 10/01/2029	4,444
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	955
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	2,004
2,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	1,806
3,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,887
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,920
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,979
2,000	State Street Corp., 2.400%, 1/24/2030	1,802
2,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	1,730
4,000	Truist Bank, 3.200%, 4/01/2024	3,998
3,000	Westpac Banking Corp., 2.350%, 2/19/2025	2,926

		53,917

	Brokerage — 0.1%
3,000	BlackRock, Inc., 2.400%, 4/30/2030	2,726
5,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	3,877

		6,603

	Building Materials — 0.1%
2,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	1,835

See accompanying notes to financial statements.

|  74

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Principal Amount	Description	Value (†)
	Building Materials — continued
$3,000	Owens Corning, 3.950%, 8/15/2029	$2,859

		4,694

	Chemicals — 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,945

	Diversified Manufacturing — 0.1%
3,000	3M Co., 3.050%, 4/15/2030	2,846
2,000	Emerson Electric Co., 2.000%, 12/21/2028	1,825

		4,671

	Electric — 0.2%
3,000	Duke Energy Corp., 3.750%, 4/15/2024	3,012
4,000	Entergy Corp., 0.900%, 9/15/2025	3,643
2,000	Exelon Corp., 4.050%, 4/15/2030	1,983
4,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	3,519
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,731
3,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,975

		16,863

	Environmental — 0.0%
2,000	Republic Services, Inc., 1.450%, 2/15/2031	1,651
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,630

		3,281

	Finance Companies — 0.0%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	1,886
2,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	1,749

		3,635

	Food & Beverage — 0.1%
4,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	3,728
3,000	General Mills, Inc., 4.000%, 4/17/2025	3,038
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,824
3,000	PepsiCo, Inc., 2.750%, 3/19/2030	2,860

		11,450

	Government Owned – No Guarantee — 0.1%
3,000	Equinor ASA, 3.625%, 4/06/2040	2,752
5,000	Federal National Mortgage Association, 6.625%, 11/15/2030	6,330

		9,082

	Health Insurance — 0.1%
3,000	Elevance Health, Inc., 4.101%, 3/01/2028	3,042
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,523

		6,565

	Healthcare — 0.1%
1,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	1,021
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,017
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	1,936
2,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	1,983
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	1,832

		7,789

	Integrated Energy — 0.1%
3,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,988
3,000	Shell International Finance BV, 6.375%, 12/15/2038	3,612

		6,600

	Life Insurance — 0.0%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,073

	Mortgage Related — 0.8%
12,496	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	11,665
5,888	FHLMC, 3.000%, 4/01/2052	5,673
2,957	FHLMC, 3.500%, 5/01/2052	2,928
13,960	FNMA, 2.000%, with various maturities in 2051(b)	12,586
12,341	FNMA, 2.500%, with various maturities in 2051(b)	11,532
14,522	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	14,060
10,647	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	10,556
783	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	793
510	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	524

		70,317

	Natural Gas — 0.1%
4,000	NiSource, Inc., 0.950%, 8/15/2025	3,661

	Pharmaceuticals — 0.1%
3,000	AbbVie, Inc., 3.600%, 5/14/2025	3,000
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,709
2,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	1,981

		6,690

	Railroads — 0.0%
3,000	CSX Corp., 2.600%, 11/01/2026	2,916

	REITs – Apartments — 0.0%
2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,806

	REITs – Health Care — 0.0%
2,000	Welltower, Inc., 2.800%, 6/01/2031	1,734

	REITs – Office Property — 0.1%
3,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	2,985
2,000	Boston Properties LP, 2.750%, 10/01/2026	1,897
4,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	3,393

		8,275

	REITs – Warehouse/Industrials — 0.0%
2,000	Prologis LP, 1.250%, 10/15/2030	1,646

	Restaurants — 0.0%
3,000	Starbucks Corp., 2.250%, 3/12/2030	2,637

	Retailers — 0.1%
4,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,028
4,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	3,517

		7,545

	Technology — 0.2%
3,000	Apple, Inc., 2.500%, 2/09/2025	2,973
2,000	Intel Corp., 2.450%, 11/15/2029	1,844
3,000	International Business Machines Corp., 4.000%, 6/20/2042	2,735
2,000	NVIDIA Corp., 2.850%, 4/01/2030	1,908
3,000	Oracle Corp., 2.950%, 5/15/2025	2,925
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,388

		15,773

	Treasuries — 0.6%
4,000	U.S. Treasury Bond, 2.250%, 5/15/2041	3,424
3,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,600
8,000	U.S. Treasury Bond, 2.875%, 11/15/2046	7,440
8,000	U.S. Treasury Bond, 3.000%, 5/15/2045	7,579
4,000	U.S. Treasury Bond, 3.000%, 2/15/2048	3,848
6,000	U.S. Treasury Bond, 3.000%, 2/15/2049	5,850
14,000	U.S. Treasury Note, 0.375%, 11/30/2025	12,923
10,000	U.S. Treasury Note, 2.125%, 12/31/2022	9,972

		53,636

See accompanying notes to financial statements.

75  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2055 Fund – (continued)

Principal Amount	Description	Value (†)
	Utility Other — 0.0%
$2,000	Essential Utilities, Inc., 4.276%, 5/01/2049	$1,807

	Wireless — 0.0%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	3,339

	Wirelines — 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,629
3,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.511%, 5/15/2025(c)	2,994

		4,623

	Total Bonds and Notes (Identified Cost $363,527)	332,195

Shares
Exchange-Traded Funds — 9.0%
11,905	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $909,929)	788,230

Mutual Funds — 14.4%
35,638	WCM Focused Emerging Markets Fund, Institutional Class	472,565
38,182	WCM Focused International Growth Fund, Institutional Class	794,954

	Total Mutual Funds (Identified Cost $1,583,005)	1,267,519

Affiliated Mutual Funds — 10.5%
14,463	Mirova Global Green Bond Fund, Class N	129,876
70,571	Mirova International Sustainable Equity Fund, Class N	789,688

	Total Affiliated Mutual Funds (Identified Cost $1,120,345)	919,564

Principal Amount
Short-Term Investments — 3.4%
$302,691	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/29/2022 at 0.650% to be repurchased at $302,707 on 8/01/2022 collateralized by $307,600 U.S. Treasury Note, 3.000% due 7/15/2025 valued at $309,162 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $302,691)	302,691

	Total Investments — 100.4% (Identified Cost $9,634,243)	8,816,581
	Other assets less liabilities — (0.4)%	(31,799)

	Net Assets — 100.0%	$8,784,782

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2022 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of Rule 144A holdings amounted to $955 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2022 (Unaudited)

Equity	91.7%
Fixed Income	5.3
Short-Term Investments	3.4

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

|  76

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks — 59.7% of Net Assets
	Aerospace & Defense — 1.1%
121	AAR Corp.(a)	$5,388
26	Axon Enterprise, Inc.(a)	2,865
239	Boeing Co. (The)(a)	38,075
4	L3Harris Technologies, Inc.	960
8	Lockheed Martin Corp.	3,310
37	Moog, Inc., Class A	3,169
5	Northrop Grumman Corp.	2,394
74	Raytheon Technologies Corp.	6,898

		63,059

	Air Freight & Logistics — 0.3%
109	Expeditors International of Washington, Inc.	11,581
9	FedEx Corp.	2,098
48	GXO Logistics, Inc.(a)	2,304
16	United Parcel Service, Inc., Class B	3,118

		19,101

	Airlines — 0.1%
115	Delta Air Lines, Inc.(a)	3,657
380	JetBlue Airways Corp.(a)	3,200

		6,857

	Auto Components — 0.5%
375	BorgWarner, Inc.	14,423
257	Dana, Inc.	4,307
46	Dorman Products, Inc.(a)	4,650
33	Visteon Corp.(a)	4,210

		27,590

	Automobiles — 1.3%
602	General Motors Co.(a)	21,828
61	Tesla, Inc.(a)	54,378
35	Thor Industries, Inc.	2,952

		79,158

	Banks — 2.7%
184	Ameris Bancorp	8,701
435	Bank of America Corp.	14,707
175	Cadence Bank	4,568
487	Citigroup, Inc.	25,275
96	Citizens Financial Group, Inc.	3,645
37	Fifth Third Bancorp	1,263
833	FNB Corp.	9,963
581	Fulton Financial Corp.	9,697
104	Huntington Bancshares, Inc.	1,382
156	International Bancshares Corp.	6,842
37	JPMorgan Chase & Co.	4,268
167	KeyCorp	3,056
11	M&T Bank Corp.	1,952
23	PNC Financial Services Group, Inc. (The)	3,817
155	Regions Financial Corp.	3,283
6	Signature Bank	1,113
4	SVB Financial Group(a)	1,614
176	Truist Financial Corp.	8,883
242	Trustmark Corp.	7,858
81	U.S. Bancorp	3,823
149	Webster Financial Corp.	6,921
429	Wells Fargo & Co.	18,820
64	Wintrust Financial Corp.	5,507

		156,958

	Beverages — 1.2%
33	Boston Beer Co., Inc. (The), Class A(a)	12,554
165	Coca-Cola Co. (The)	10,588
27	Keurig Dr Pepper, Inc.	1,046
	Beverages — continued
402	Monster Beverage Corp.(a)	40,047
40	PepsiCo, Inc.	6,999

		71,234

	Biotechnology — 1.8%
65	AbbVie, Inc.	9,328
130	Alnylam Pharmaceuticals, Inc.(a)	18,465
27	Amgen, Inc.	6,682
84	Arrowhead Pharmaceuticals, Inc.(a)	3,572
16	Biogen, Inc.(a)	3,441
111	BioMarin Pharmaceutical, Inc.(a)	9,552
156	CRISPR Therapeutics AG(a)	11,700
24	Gilead Sciences, Inc.	1,434
101	Halozyme Therapeutics, Inc.(a)	4,939
22	Moderna, Inc.(a)	3,610
44	Neurocrine Biosciences, Inc.(a)	4,142
50	Regeneron Pharmaceuticals, Inc.(a)	29,084

		105,949

	Building Products — 0.7%
69	Builders FirstSource, Inc.(a)	4,692
25	Carlisle Cos., Inc.	7,402
45	Carrier Global Corp.	1,824
26	Johnson Controls International PLC	1,402
25	Lennox International, Inc.	5,988
187	Masco Corp.	10,356
75	Owens Corning	6,956
48	Trex Co., Inc.(a)	3,097

		41,717

	Capital Markets — 3.7%
10	Ameriprise Financial, Inc.	2,699
365	Bank of New York Mellon Corp. (The)	15,863
6	BlackRock, Inc.	4,015
350	Charles Schwab Corp. (The)	24,168
14	CME Group, Inc.	2,793
41	FactSet Research Systems, Inc.	17,617
55	Goldman Sachs Group, Inc. (The)	18,336
157	Intercontinental Exchange, Inc.	16,012
126	Janus Henderson Group PLC	3,247
445	KKR & Co., Inc.	24,680
52	Moody’s Corp.	16,133
44	Morgan Stanley	3,709
33	MSCI, Inc.	15,884
17	Northern Trust Corp.	1,696
34	S&P Global, Inc.	12,816
224	SEI Investments Co.	12,401
284	State Street Corp.	20,175
24	Virtus Investment Partners, Inc.	4,952

		217,196

	Chemicals — 0.4%
10	Air Products & Chemicals, Inc.	2,482
22	DuPont de Nemours, Inc.	1,347
69	HB Fuller Co.	4,430
49	Innospec, Inc.	4,998
17	Linde PLC	5,134
57	Minerals Technologies, Inc.	3,808
34	Stepan Co.	3,815

		26,014

	Commercial Services & Supplies — 0.4%
35	MSA Safety, Inc.	4,492
41	Tetra Tech, Inc.	6,284
75	Viad Corp.(a)	2,533

See accompanying notes to financial statements.

77  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Commercial Services & Supplies — continued
59	Waste Management, Inc.	$9,709

		23,018

	Communications Equipment — 0.1%
84	Ciena Corp.(a)	4,335
46	Lumentum Holdings, Inc.(a)	4,161

		8,496

	Construction & Engineering — 0.2%
136	AECOM	9,792

	Consumer Finance — 1.0%
763	Ally Financial, Inc.	25,232
86	American Express Co.	13,246
160	Capital One Financial Corp.	17,573
91	Green Dot Corp., Class A(a)	2,557

		58,608

	Containers & Packaging — 0.2%
19	Ball Corp.	1,395
35	International Paper Co.	1,497
113	Sonoco Products Co.	7,174

		10,066

	Distributors — 0.1%
31	Genuine Parts Co.	4,739

	Diversified Consumer Services — 0.2%
57	Grand Canyon Education, Inc.(a)	5,476
85	Service Corp. International	6,329

		11,805

	Diversified Telecommunication Services — 0.1%
95	AT&T, Inc.	1,784
120	Lumen Technologies, Inc.	1,307
56	Verizon Communications, Inc.	2,587

		5,678

	Electric Utilities — 0.6%
91	American Electric Power Co., Inc.	8,969
103	Edison International	6,980
113	Eversource Energy	9,969
47	IDACORP, Inc.	5,251
75	NextEra Energy, Inc.	6,337

		37,506

	Electrical Equipment — 1.3%
18	Acuity Brands, Inc.	3,283
349	ChargePoint Holdings, Inc.(a)	5,273
22	Eaton Corp. PLC	3,265
24	Emerson Electric Co.	2,162
725	Fluence Energy, Inc.(a)	9,961
32	Hubbell, Inc.	7,009
559	Plug Power, Inc.(a)	11,929
33	Rockwell Automation, Inc.	8,424
394	Shoals Technologies Group, Inc., Class A(a)	9,310
495	Sunrun, Inc.(a)	16,182

		76,798

	Electronic Equipment, Instruments & Components — 0.5%
142	Avnet, Inc.	6,798
90	Cognex Corp.	4,588
24	Corning, Inc.	882
18	II-VI, Inc.(a)	947
99	Itron, Inc.(a)	5,782
7	Keysight Technologies, Inc.(a)	1,138
17	Littelfuse, Inc.	4,741
42	TE Connectivity Ltd.	5,617

		30,493

	Energy Equipment & Services — 0.2%
456	Archrock, Inc.	3,849
42	Baker Hughes Co.	1,079
198	ChampionX Corp.	4,136
63	Schlumberger NV	2,333

		11,397

	Entertainment — 2.1%
30	Activision Blizzard, Inc.	2,398
70	Electronic Arts, Inc.	9,186
259	Netflix, Inc.(a)	58,249
98	Take-Two Interactive Software, Inc.(a)	13,008
349	Walt Disney Co. (The)(a)	37,029
390	Warner Bros Discovery, Inc.(a)	5,850

		125,720

	Food & Staples Retailing — 0.5%
70	BJ’s Wholesale Club Holdings, Inc.(a)	4,739
5	Costco Wholesale Corp.	2,706
91	Kroger Co. (The)	4,226
126	SpartanNash Co.	4,069
162	Sprouts Farmers Market, Inc.(a)	4,478
39	Sysco Corp.	3,311
48	Walgreens Boots Alliance, Inc.	1,902
26	Walmart, Inc.	3,433

		28,864

	Food Products — 0.5%
54	Campbell Soup Co.	2,665
155	Darling Ingredients, Inc.(a)	10,738
40	General Mills, Inc.	2,992
90	Hain Celestial Group, Inc. (The)(a)	2,048
39	Hormel Foods Corp.	1,924
47	Ingredion, Inc.	4,276
11	J.M. Smucker Co. (The)	1,456
20	Kellogg Co.	1,478
12	McCormick & Co., Inc.	1,048

		28,625

	Gas Utilities — 0.2%
157	New Jersey Resources Corp.	7,252
54	ONE Gas, Inc.	4,587

		11,839

	Health Care Equipment & Supplies — 1.1%
83	Abbott Laboratories	9,034
18	Becton Dickinson & Co.	4,398
6	Cooper Cos., Inc. (The)	1,962
17	DexCom, Inc.(a)	1,395
40	Edwards Lifesciences Corp.(a)	4,022
48	Globus Medical, Inc., Class A(a)	2,817
55	Haemonetics Corp.(a)	3,822
20	Hologic, Inc.(a)	1,428
55	Intuitive Surgical, Inc.(a)	12,659
147	LeMaitre Vascular, Inc.	7,401
25	Penumbra, Inc.(a)	3,484
7	ResMed, Inc.	1,684
22	Shockwave Medical, Inc.(a)	4,640
6	STERIS PLC	1,354
9	Stryker Corp.	1,933
5	Teleflex, Inc.	1,202

		63,235

	Health Care Providers & Services — 1.5%
71	Acadia Healthcare Co., Inc.(a)	5,887
18	Amedisys, Inc.(a)	2,157
63	Centene Corp.(a)	5,857

See accompanying notes to financial statements.

|  78

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
11	Chemed Corp.	$5,292
26	Cigna Corp.	7,159
32	CVS Health Corp.	3,062
18	Elevance Health, Inc.	8,588
45	Encompass Health Corp.	2,278
22	Enhabit, Inc.(a)	385
96	HCA Healthcare, Inc.	20,392
11	Humana, Inc.	5,302
13	Quest Diagnostics, Inc.	1,775
119	Select Medical Holdings Corp.	3,525
66	Tenet Healthcare Corp.(a)	4,364
19	UnitedHealth Group, Inc.	10,305

		86,328

	Health Care Technology — 0.7%
228	Allscripts Healthcare Solutions, Inc.(a)	3,607
498	Doximity, Inc., Class A(a)	21,075
72	Veeva Systems, Inc., Class A(a)	16,098

		40,780

	Hotels, Restaurants & Leisure — 1.6%
17	Booking Holdings, Inc.(a)	32,907
27	Expedia Group, Inc.(a)	2,863
65	Hilton Worldwide Holdings, Inc.	8,324
54	Jack in the Box, Inc.	3,734
18	McDonald’s Corp.	4,741
199	Starbucks Corp.	16,871
117	Travel & Leisure Co.	5,044
243	Yum China Holdings, Inc.	11,836
76	Yum! Brands, Inc.	9,313

		95,633

	Household Durables — 0.5%
23	DR Horton, Inc.	1,795
141	KB Home	4,602
55	Meritage Homes Corp.(a)	4,857
265	PulteGroup, Inc.	11,559
190	Taylor Morrison Home Corp.(a)	5,453

		28,266

	Household Products — 0.5%
154	Colgate-Palmolive Co.	12,126
46	Kimberly-Clark Corp.	6,062
77	Procter & Gamble Co. (The)	10,696

		28,884

	Independent Power & Renewable Electricity Producers — 0.3%
62	AES Corp. (The)	1,378
83	NextEra Energy Partners LP	6,867
271	Sunnova Energy International, Inc.(a)	7,051

		15,296

	Industrial Conglomerates — 0.3%
21	3M Co.	3,008
140	General Electric Co.	10,347
23	Honeywell International, Inc.	4,427

		17,782

	Insurance — 1.7%
40	Aflac, Inc.	2,292
23	Allstate Corp. (The)	2,690
263	American International Group, Inc.	13,616
25	Chubb Ltd.	4,716
81	First American Financial Corp.	4,698
49	Hanover Insurance Group, Inc. (The)	6,687
38	Marsh & McLennan Cos., Inc.	6,230
	Insurance — continued
180	Prudential Financial, Inc.	17,998
133	Reinsurance Group of America, Inc.	15,399
87	Selective Insurance Group, Inc.	6,774
19	Travelers Cos., Inc. (The)	3,015
84	Willis Towers Watson PLC	17,383

		101,498

	Interactive Media & Services — 2.6%
380	Alphabet, Inc., Class A(a)	44,201
273	Alphabet, Inc., Class C(a)	31,843
350	Meta Platforms, Inc., Class A(a)	55,685
864	Pinterest, Inc., Class A(a)	16,831
169	Twitter, Inc.(a)	7,032

		155,592

	Internet & Direct Marketing Retail — 2.2%
112	Alibaba Group Holding Ltd., Sponsored ADR(a)	10,010
632	Amazon.com, Inc.(a)	85,288
501	eBay, Inc.	24,364
103	Etsy, Inc.(a)	10,683

		130,345

	IT Services — 3.1%
10	Accenture PLC, Class A	3,063
16	Automatic Data Processing, Inc.	3,858
137	Block, Inc.(a)	10,420
29	Cognizant Technology Solutions Corp., Class A	1,971
32	Concentrix Corp.	4,280
219	Fiserv, Inc.(a)	23,144
59	Gartner, Inc.(a)	15,663
123	Global Payments, Inc.	15,045
29	International Business Machines Corp.	3,793
60	Mastercard, Inc., Class A	21,227
14	Paychex, Inc.	1,796
168	PayPal Holdings, Inc.(a)	14,537
34	Perficient, Inc.(a)	3,588
262	Shopify, Inc., Class A(a)	9,126
7	VeriSign, Inc.(a)	1,324
215	Visa, Inc., Class A	45,604
24	WEX, Inc.(a)	3,989

		182,428

	Leisure Products — 0.1%
251	Mattel, Inc.(a)	5,823

	Life Sciences Tools & Services — 0.7%
25	Agilent Technologies, Inc.	3,353
23	Danaher Corp.	6,704
78	Illumina, Inc.(a)	16,901
5	IQVIA Holdings, Inc.(a)	1,201
8	PerkinElmer, Inc.	1,225
26	Repligen Corp.(a)	5,548
10	Thermo Fisher Scientific, Inc.	5,984
4	Waters Corp.(a)	1,456

		42,372

	Machinery — 1.4%
35	AGCO Corp.	3,812
18	Caterpillar, Inc.	3,569
15	Chart Industries, Inc.(a)	2,926
31	Cummins, Inc.	6,861
34	Deere & Co.	11,668
21	Illinois Tool Works, Inc.	4,363
79	ITT, Inc.	5,928
62	Oshkosh Corp.	5,338
115	PACCAR, Inc.	10,525

See accompanying notes to financial statements.

79  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Machinery — continued
67	Parker-Hannifin Corp.	$19,369
75	Terex Corp.	2,513
68	Toro Co. (The)	5,847

		82,719

	Media — 1.2%
4	Cable One, Inc.	5,507
61	Charter Communications, Inc., Class A(a)	26,358
637	Comcast Corp., Class A	23,900
107	Interpublic Group of Cos., Inc. (The)	3,196
87	New York Times Co. (The), Class A	2,780
107	News Corp., Class A	1,834
71	News Corp., Class B	1,227
47	Omnicom Group, Inc.	3,282
41	Paramount Global, Class B	970

		69,054

	Metals & Mining — 0.4%
53	Alcoa Corp.	2,697
148	Cleveland-Cliffs, Inc.(a)	2,621
108	Commercial Metals Co.	4,279
33	Newmont Corp.	1,494
10	Nucor Corp.	1,358
31	Reliance Steel & Aluminum Co.	5,898
77	Steel Dynamics, Inc.	5,997

		24,344

	Multi-Utilities — 0.2%
59	Consolidated Edison, Inc.	5,857
25	DTE Energy Co.	3,258
15	WEC Energy Group, Inc.	1,557

		10,672

	Multiline Retail — 0.2%
69	Kohl’s Corp.	2,011
169	Macy’s, Inc.	2,983
33	Target Corp.	5,391

		10,385

	Oil, Gas & Consumable Fuels — 2.3%
401	Antero Midstream Corp.	4,034
635	APA Corp.	23,603
53	Chevron Corp.	8,680
263	CNX Resources Corp.(a)	4,542
229	ConocoPhillips	22,311
65	Diamondback Energy, Inc.	8,321
258	EOG Resources, Inc.	28,695
113	EQT Corp.	4,975
116	Exxon Mobil Corp.	11,244
80	HF Sinclair Corp.	3,826
99	Kinder Morgan, Inc.	1,781
92	Marathon Oil Corp.	2,282
21	Occidental Petroleum Corp.	1,381
139	Range Resources Corp.(a)	4,597
509	Southwestern Energy Co.(a)	3,593
22	Valero Energy Corp.	2,437

		136,302

	Paper & Forest Products — 0.0%
46	Louisiana-Pacific Corp.	2,927

	Pharmaceuticals — 1.9%
195	Bristol-Myers Squibb Co.	14,387
20	Eli Lilly & Co.	6,594
34	Jazz Pharmaceuticals PLC(a)	5,306
65	Johnson & Johnson	11,344
	Pharmaceuticals — continued
134	Merck & Co., Inc.	11,972
244	Novartis AG, Sponsored ADR	20,942
94	Novo Nordisk A/S, Sponsored ADR	10,910
78	Perrigo Co. PLC	3,266
152	Pfizer, Inc.	7,677
373	Roche Holding AG, Sponsored ADR	15,468
16	Zoetis, Inc.	2,921

		110,787

	Professional Services — 0.6%
72	Equifax, Inc.	15,041
63	Exponent, Inc.	6,331
64	Korn Ferry	4,193
37	ManpowerGroup, Inc.	2,901
21	Verisk Analytics, Inc.	3,995

		32,461

	Real Estate Management & Development — 0.4%
216	CBRE Group, Inc., Class A(a)	18,494
32	Jones Lang LaSalle, Inc.(a)	6,101

		24,595

	REITs – Apartments — 0.4%
114	American Campus Communities, Inc.	7,447
50	AvalonBay Communities, Inc.	10,697
37	Equity Residential	2,900
16	Essex Property Trust, Inc.	4,584

		25,628

	REITs – Diversified — 0.5%
327	American Assets Trust, Inc.	9,885
26	American Tower Corp.	7,042
21	Crown Castle International Corp.	3,794
9	Digital Realty Trust, Inc.	1,192
3	Equinix, Inc.	2,111
83	VICI Properties, Inc.	2,838
75	Weyerhaeuser Co.	2,724

		29,586

	REITs – Health Care — 0.2%
27	Ventas, Inc.	1,452
129	Welltower, Inc.	11,138

		12,590

	REITs – Hotels — 0.0%
83	Host Hotels & Resorts, Inc.	1,478

	REITs – Mortgage — 0.1%
126	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,547

	REITs – Office Property — 0.7%
67	Alexandria Real Estate Equities, Inc.	11,107
572	Brandywine Realty Trust	5,348
281	Corporate Office Properties Trust	7,910
192	Douglas Emmett, Inc.	4,539
257	Easterly Government Properties, Inc.	5,210
87	Kilroy Realty Corp.	4,714

		38,828

	REITs – Shopping Centers — 0.2%
463	Brixmor Property Group, Inc.	10,732

	REITs – Warehouse/Industrials — 0.1%
46	ProLogis, Inc.	6,098

	Road & Rail — 0.8%
14	Avis Budget Group, Inc.(a)	2,548
131	Canadian Pacific Railway Ltd.	10,332

See accompanying notes to financial statements.

|  80

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Shares	Description	Value (†)
	Road & Rail — continued
145	CSX Corp.	$4,688
56	Norfolk Southern Corp.	14,066
50	Ryder System, Inc.	3,916
55	Union Pacific Corp.	12,501

		48,051

	Semiconductors & Semiconductor Equipment — 2.7%
63	Advanced Micro Devices, Inc.(a)	5,952
21	Analog Devices, Inc.	3,611
20	Broadcom, Inc.	10,710
48	Cirrus Logic, Inc.(a)	4,102
67	Enphase Energy, Inc.(a)	19,040
41	First Solar, Inc.(a)	4,066
107	Intel Corp.	3,885
107	Lattice Semiconductor Corp.(a)	6,580
39	Micron Technology, Inc.	2,413
340	NVIDIA Corp.	61,754
131	QUALCOMM, Inc.	19,003
33	Silicon Laboratories, Inc.(a)	4,867
21	Synaptics, Inc.(a)	3,044
23	Texas Instruments, Inc.	4,114
26	Universal Display Corp.	3,002
48	Wolfspeed, Inc.(a)	3,998

		160,141

	Software — 4.5%
34	Adobe, Inc.(a)	13,944
6	ANSYS, Inc.(a)	1,674
14	Aspen Technology, Inc.(a)	2,857
160	Autodesk, Inc.(a)	34,611
39	Blackbaud, Inc.(a)	2,391
10	Citrix Systems, Inc.	1,014
55	CommVault Systems, Inc.(a)	3,085
10	Fair Isaac Corp.(a)	4,620
50	Fortinet, Inc.(a)	2,983
165	Microsoft Corp.	46,322
64	NortonLifeLock, Inc.	1,570
706	Oracle Corp.	54,955
26	Paylocity Holding Corp.(a)	5,354
34	Qualys, Inc.(a)	4,159
274	Salesforce, Inc.(a)	50,422
15	ServiceNow, Inc.(a)	6,700
42	SPS Commerce, Inc.(a)	5,030
157	Workday, Inc., Class A(a)	24,351

		266,042

	Specialty Retail — 0.8%
16	Asbury Automotive Group, Inc.(a)	2,746
1	AutoZone, Inc.(a)	2,137
9	Best Buy Co., Inc.	693
51	Boot Barn Holdings, Inc.(a)	3,177
31	Five Below, Inc.(a)	3,939
60	GameStop Corp., Class A(a)	2,041
43	Home Depot, Inc. (The)	12,941
15	Lithia Motors, Inc.	3,979
30	Lowe’s Cos., Inc.	5,746
41	TJX Cos., Inc. (The)	2,508
5	Tractor Supply Co.	957
3	Ulta Beauty, Inc.(a)	1,167
33	Williams-Sonoma, Inc.	4,766

		46,797

	Technology Hardware, Storage & Peripherals — 0.1%
107	Hewlett Packard Enterprise Co.	1,524
62	HP, Inc.	2,070

		3,594

	Textiles, Apparel & Luxury Goods — 0.5%
28	Crocs, Inc.(a)	2,006
19	Deckers Outdoor Corp.(a)	5,951
116	NIKE, Inc., Class B	13,331
1,083	Under Armour, Inc., Class A(a)	10,029
24	VF Corp.	1,072

		32,389

	Thrifts & Mortgage Finance — 0.3%
744	MGIC Investment Corp.	10,520
111	Mr. Cooper Group, Inc.(a)	5,001

		15,521

	Trading Companies & Distributors — 0.1%
33	GATX Corp.	3,308

	Water Utilities — 0.2%
51	American States Water Co.	4,446
27	American Water Works Co., Inc.	4,197
106	Essential Utilities, Inc.	5,505

		14,148

	Wireless Telecommunication Services — 0.0%
18	T-Mobile US, Inc.(a)	2,575

	Total Common Stocks (Identified Cost $3,515,979)	3,518,838

Principal Amount
Bonds and Notes — 3.9%
	Automotive — 0.1%
$2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	1,967
2,000	Lear Corp., 4.250%, 5/15/2029	1,880
1,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	896

		4,743

	Banking — 0.7%
2,000	American Express Co., 3.700%, 8/03/2023	2,008
3,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	2,897
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,015
1,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	999
3,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	2,736
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,036
5,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	4,997
6,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	5,913
3,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,666
1,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	1,002
2,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	1,806
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	1,925
2,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	1,960
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	990
1,000	State Street Corp., 2.400%, 1/24/2030	901
1,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	865
3,000	Truist Bank, 3.200%, 4/01/2024	2,999
2,000	Westpac Banking Corp., 2.350%, 2/19/2025	1,951

		40,666

See accompanying notes to financial statements.

81  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Principal Amount	Description	Value (†)
	Brokerage — 0.1%
$2,000	BlackRock, Inc., 2.400%, 4/30/2030	$1,817
3,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,326

		4,143

	Building Materials — 0.1%
2,000	Fortune Brands Home & Security, Inc., 4.000%, 3/25/2032	1,834
4,000	Owens Corning, 3.950%, 8/15/2029	3,813

		5,647

	Diversified Manufacturing — 0.1%
4,000	3M Co., 3.050%, 4/15/2030	3,794
1,000	Emerson Electric Co., 2.000%, 12/21/2028	913

		4,707

	Electric — 0.2%
2,000	Duke Energy Corp., 3.750%, 4/15/2024	2,008
3,000	Entergy Corp., 0.900%, 9/15/2025	2,732
2,000	Exelon Corp., 4.050%, 4/15/2030	1,983
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	1,760
1,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	922
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	1,983

		11,388

	Environmental — 0.1%
2,000	Republic Services, Inc., 1.450%, 2/15/2031	1,651
2,000	Waste Management, Inc., 2.950%, 6/01/2041	1,630

		3,281

	Finance Companies — 0.0%
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	874

	Food & Beverage — 0.1%
3,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	2,796
2,000	General Mills, Inc., 4.000%, 4/17/2025	2,025
2,000	PepsiCo, Inc., 2.750%, 3/19/2030	1,907

		6,728

	Government Owned – No Guarantee — 0.1%
2,000	Equinor ASA, 3.625%, 4/06/2040	1,835
3,000	Federal National Mortgage Association, 6.625%, 11/15/2030	3,798

		5,633

	Health Insurance — 0.1%
2,000	Elevance Health, Inc., 4.101%, 3/01/2028	2,028
2,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	2,349

		4,377

	Healthcare — 0.1%
1,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	1,021
2,000	CVS Health Corp., 4.300%, 3/25/2028	2,033
1,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	968
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	992

		5,014

	Integrated Energy — 0.1%
2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	1,992
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,408

		4,400

	Mortgage Related — 0.9%
8,658	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	8,081
3,925	FHLMC, 3.000%, 4/01/2052	3,782
6,899	FHLMC, 3.500%, 5/01/2052	6,832
	Mortgage Related — continued
10,204	FNMA, 2.000%, with various maturities in 2051(b)	9,199
8,737	FNMA, 2.500%, with various maturities in 2051(b)	8,165
10,048	FNMA, 3.000%, with various maturities from 2034 to 2052(b)	9,726
6,141	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	6,092
220	FNMA, 4.000%, 3/01/2050	222
370	FNMA, 4.500%, 5/01/2049	380

		52,479

	Natural Gas — 0.0%
3,000	NiSource, Inc., 0.950%, 8/15/2025	2,746

	Pharmaceuticals — 0.1%
2,000	AbbVie, Inc., 3.600%, 5/14/2025	2,000
1,000	Biogen, Inc., 2.250%, 5/01/2030	854
3,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	2,971
1,000	Viatris, Inc., 3.850%, 6/22/2040	730

		6,555

	Railroads — 0.0%
2,000	CSX Corp., 2.600%, 11/01/2026	1,944

	REITs – Health Care — 0.0%
1,000	Welltower, Inc., 2.800%, 6/01/2031	867

	REITs – Office Property — 0.1%
2,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	1,990
1,000	Boston Properties LP, 2.750%, 10/01/2026	948
3,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	2,545

		5,483

	REITs – Single Tenant — 0.0%
2,000	Spirit Realty LP, 2.700%, 2/15/2032	1,611

	REITs – Warehouse/Industrials — 0.0%
1,000	Prologis LP, 1.250%, 10/15/2030	823

	Restaurants — 0.0%
2,000	Starbucks Corp., 2.250%, 3/12/2030	1,758

	Retailers — 0.1%
1,000	Amazon.com, Inc., 3.875%, 8/22/2037	1,007
3,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	2,638

		3,645

	Technology — 0.2%
2,000	Apple, Inc., 2.500%, 2/09/2025	1,982
1,000	Intel Corp., 2.450%, 11/15/2029	922
3,000	International Business Machines Corp., 4.000%, 6/20/2042	2,735
1,000	NVIDIA Corp., 2.850%, 4/01/2030	954
2,000	Oracle Corp., 2.950%, 5/15/2025	1,950
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,388

		11,931

	Treasuries — 0.5%
2,000	U.S. Treasury Bond, 2.250%, 5/15/2041	1,712
2,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,733
4,000	U.S. Treasury Bond, 2.875%, 11/15/2046	3,720
6,000	U.S. Treasury Bond, 3.000%, 5/15/2045	5,685
3,000	U.S. Treasury Bond, 3.000%, 2/15/2048	2,886
5,000	U.S. Treasury Bond, 3.000%, 2/15/2049	4,875
9,000	U.S. Treasury Note, 0.375%, 11/30/2025	8,307

		28,918

	Utility Other — 0.0%
3,000	Essential Utilities, Inc., 4.276%, 5/01/2049	2,711

See accompanying notes to financial statements.

|  82

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2060 Fund – (continued)

Principal Amount	Description	Value (†)
	Wireless — 0.0%
$2,000	Vodafone Group PLC, 6.150%, 2/27/2037	$2,226

	Wirelines — 0.1%
4,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 2.511%, 5/15/2025(c)	3,992

	Total Bonds and Notes (Identified Cost $248,279)	229,290

Shares
Exchange-Traded Funds — 9.1%
8,084	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $611,742)	535,242

Mutual Funds — 14.5%
24,477	WCM Focused Emerging Markets Fund, Institutional Class	324,560
25,509	WCM Focused International Growth Fund, Institutional Class	531,099

	Total Mutual Funds (Identified Cost $1,057,344)	855,659

Affiliated Mutual Funds — 10.5%
9,857	Mirova Global Green Bond Fund, Class N	88,517
47,462	Mirova International Sustainable Equity Fund, Class N	531,099

	Total Affiliated Mutual Funds (Identified Cost $747,473)	619,616

Principal Amount
Short-Term Investments — 2.7%
$162,631	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/29/2022 at 0.650% to be repurchased at $162,640 on 8/01/2022 collateralized by $165,400 U.S. Treasury Note, 3.000% due 7/15/2025 valued at $166,240 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $162,631)	162,631

	Total Investments — 100.4% (Identified Cost $6,343,448)	5,921,276
	Other assets less liabilities — (0.4)%	(24,286)

	Net Assets — 100.0%	$5,896,990

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of July 31, 2022 is disclosed.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2022 (Unaudited)

Equity	92.3%
Fixed Income	5.4
Short-Term Investments	2.7

Total Investments	100.4
Other assets less liabilities	(0.4)

Net Assets	100.0%

See accompanying notes to financial statements.

83  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2065 Fund

Shares	Description	Value (†)
Common Stocks — 60.0% of Net Assets
	Aerospace & Defense — 1.0%
47	AAR Corp.(a)	$2,093
12	Axon Enterprise, Inc.(a)	1,322
104	Boeing Co. (The)(a)	16,568
2	L3Harris Technologies, Inc.	480
3	Lockheed Martin Corp.	1,242
17	Moog, Inc., Class A	1,456
2	Northrop Grumman Corp.	958
30	Raytheon Technologies Corp.	2,796

		26,915

	Air Freight & Logistics — 0.3%
53	Expeditors International of Washington, Inc.	5,631
3	FedEx Corp.	699
21	GXO Logistics, Inc.(a)	1,008
6	United Parcel Service, Inc., Class B	1,170

		8,508

	Airlines — 0.1%
49	Delta Air Lines, Inc.(a)	1,558
174	JetBlue Airways Corp.(a)	1,465

		3,023

	Auto Components — 0.4%
152	BorgWarner, Inc.	5,846
118	Dana, Inc.	1,978
18	Dorman Products, Inc.(a)	1,819
14	Visteon Corp.(a)	1,786

		11,429

	Automobiles — 1.3%
256	General Motors Co.(a)	9,283
27	Tesla, Inc.(a)	24,069
16	Thor Industries, Inc.	1,349

		34,701

	Banks — 2.6%
79	Ameris Bancorp	3,736
185	Bank of America Corp.	6,255
81	Cadence Bank	2,114
202	Citigroup, Inc.	10,484
46	Citizens Financial Group, Inc.	1,747
16	Fifth Third Bancorp	546
364	FNB Corp.	4,354
254	Fulton Financial Corp.	4,239
48	Huntington Bancshares, Inc.	638
68	International Bancshares Corp.	2,983
15	JPMorgan Chase & Co.	1,730
80	KeyCorp	1,464
5	M&T Bank Corp.	887
10	PNC Financial Services Group, Inc. (The)	1,659
77	Regions Financial Corp.	1,631
3	Signature Bank	557
2	SVB Financial Group(a)	807
77	Truist Financial Corp.	3,886
105	Trustmark Corp.	3,409
37	U.S. Bancorp	1,746
64	Webster Financial Corp.	2,973
175	Wells Fargo & Co.	7,677
28	Wintrust Financial Corp.	2,409

		67,931

	Beverages — 1.2%
13	Boston Beer Co., Inc. (The), Class A(a)	4,945
69	Coca-Cola Co. (The)	4,428
12	Keurig Dr Pepper, Inc.	465
	Beverages — continued
190	Monster Beverage Corp.(a)	18,928
17	PepsiCo, Inc.	2,974

		31,740

	Biotechnology — 1.9%
30	AbbVie, Inc.	4,305
61	Alnylam Pharmaceuticals, Inc.(a)	8,664
13	Amgen, Inc.	3,217
39	Arrowhead Pharmaceuticals, Inc.(a)	1,659
9	Biogen, Inc.(a)	1,936
47	BioMarin Pharmaceutical, Inc.(a)	4,044
70	CRISPR Therapeutics AG(a)	5,250
8	Gilead Sciences, Inc.	478
41	Halozyme Therapeutics, Inc.(a)	2,005
10	Moderna, Inc.(a)	1,641
20	Neurocrine Biosciences, Inc.(a)	1,883
22	Regeneron Pharmaceuticals, Inc.(a)	12,797

		47,879

	Building Products — 0.7%
29	Builders FirstSource, Inc.(a)	1,972
11	Carlisle Cos., Inc.	3,257
21	Carrier Global Corp.	851
12	Johnson Controls International PLC	647
11	Lennox International, Inc.	2,635
76	Masco Corp.	4,209
32	Owens Corning	2,968
21	Trex Co., Inc.(a)	1,355

		17,894

	Capital Markets — 3.7%
4	Ameriprise Financial, Inc.	1,080
159	Bank of New York Mellon Corp. (The)	6,910
3	BlackRock, Inc.	2,007
157	Charles Schwab Corp. (The)	10,841
6	CME Group, Inc.	1,197
17	FactSet Research Systems, Inc.	7,305
23	Goldman Sachs Group, Inc. (The)	7,668
65	Intercontinental Exchange, Inc.	6,629
58	Janus Henderson Group PLC	1,495
190	KKR & Co., Inc.	10,537
23	Moody’s Corp.	7,136
25	Morgan Stanley	2,107
14	MSCI, Inc.	6,739
7	Northern Trust Corp.	698
16	S&P Global, Inc.	6,031
105	SEI Investments Co.	5,813
121	State Street Corp.	8,596
10	Virtus Investment Partners, Inc.	2,063

		94,852

	Chemicals — 0.4%
4	Air Products & Chemicals, Inc.	993
11	DuPont de Nemours, Inc.	674
29	HB Fuller Co.	1,862
22	Innospec, Inc.	2,244
6	Linde PLC	1,812
25	Minerals Technologies, Inc.	1,670
15	Stepan Co.	1,683

		10,938

	Commercial Services & Supplies — 0.4%
16	MSA Safety, Inc.	2,054
18	Tetra Tech, Inc.	2,759
34	Viad Corp.(a)	1,148
27	Waste Management, Inc.	4,443

		10,404

See accompanying notes to financial statements.

|  84

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2065 Fund – (continued)

Shares	Description	Value (†)
	Communications Equipment — 0.2%
38	Ciena Corp.(a)	$1,961
21	Lumentum Holdings, Inc.(a)	1,900

		3,861

	Construction & Engineering — 0.2%
59	AECOM	4,248

	Consumer Finance — 1.0%
309	Ally Financial, Inc.	10,219
41	American Express Co.	6,315
68	Capital One Financial Corp.	7,468
43	Green Dot Corp., Class A(a)	1,208

		25,210

	Containers & Packaging — 0.2%
8	Ball Corp.	587
19	International Paper Co.	813
46	Sonoco Products Co.	2,921

		4,321

	Distributors — 0.1%
14	Genuine Parts Co.	2,140

	Diversified Consumer Services — 0.2%
24	Grand Canyon Education, Inc.(a)	2,306
37	Service Corp. International	2,755

		5,061

	Diversified Telecommunication Services — 0.1%
43	AT&T, Inc.	807
53	Lumen Technologies, Inc.	577
25	Verizon Communications, Inc.	1,155

		2,539

	Electric Utilities — 0.6%
38	American Electric Power Co., Inc.	3,745
47	Edison International	3,185
43	Eversource Energy	3,794
21	IDACORP, Inc.	2,346
34	NextEra Energy, Inc.	2,873

		15,943

	Electrical Equipment — 1.3%
7	Acuity Brands, Inc.	1,277
156	ChargePoint Holdings, Inc.(a)	2,357
9	Eaton Corp. PLC	1,336
11	Emerson Electric Co.	991
330	Fluence Energy, Inc.(a)	4,534
14	Hubbell, Inc.	3,066
253	Plug Power, Inc.(a)	5,399
16	Rockwell Automation, Inc.	4,085
178	Shoals Technologies Group, Inc., Class A(a)	4,206
225	Sunrun, Inc.(a)	7,355

		34,606

	Electronic Equipment, Instruments & Components — 0.5%
58	Avnet, Inc.	2,777
41	Cognex Corp.	2,090
15	Corning, Inc.	551
8	II-VI, Inc.(a)	421
42	Itron, Inc.(a)	2,453
3	Keysight Technologies, Inc.(a)	488
8	Littelfuse, Inc.	2,231
18	TE Connectivity Ltd.	2,407

		13,418

	Energy Equipment & Services — 0.2%
210	Archrock, Inc.	1,772
23	Baker Hughes Co.	591
	Energy Equipment & Services — continued
92	ChampionX Corp.	1,922
32	Schlumberger NV	1,185

		5,470

	Entertainment — 2.1%
14	Activision Blizzard, Inc.	1,119
31	Electronic Arts, Inc.	4,068
111	Netflix, Inc.(a)	24,964
40	Take-Two Interactive Software, Inc.(a)	5,309
159	Walt Disney Co. (The)(a)	16,870
155	Warner Bros Discovery, Inc.(a)	2,325

		54,655

	Food & Staples Retailing — 0.5%
30	BJ’s Wholesale Club Holdings, Inc.(a)	2,031
2	Costco Wholesale Corp.	1,083
42	Kroger Co. (The)	1,950
54	SpartanNash Co.	1,744
70	Sprouts Farmers Market, Inc.(a)	1,935
17	Sysco Corp.	1,443
25	Walgreens Boots Alliance, Inc.	990
11	Walmart, Inc.	1,453

		12,629

	Food Products — 0.5%
28	Campbell Soup Co.	1,382
68	Darling Ingredients, Inc.(a)	4,711
17	General Mills, Inc.	1,271
42	Hain Celestial Group, Inc. (The)(a)	956
18	Hormel Foods Corp.	888
21	Ingredion, Inc.	1,911
6	J.M. Smucker Co. (The)	794
11	Kellogg Co.	813
6	McCormick & Co., Inc.	524

		13,250

	Gas Utilities — 0.2%
67	New Jersey Resources Corp.	3,095
24	ONE Gas, Inc.	2,038

		5,133

	Health Care Equipment & Supplies — 1.0%
38	Abbott Laboratories	4,136
8	Becton Dickinson & Co.	1,954
2	Cooper Cos., Inc. (The)	654
8	DexCom, Inc.(a)	657
19	Edwards Lifesciences Corp.(a)	1,910
21	Globus Medical, Inc., Class A(a)	1,232
26	Haemonetics Corp.(a)	1,807
10	Hologic, Inc.(a)	714
20	Intuitive Surgical, Inc.(a)	4,603
60	LeMaitre Vascular, Inc.	3,021
10	Penumbra, Inc.(a)	1,394
3	ResMed, Inc.	722
9	Shockwave Medical, Inc.(a)	1,898
3	STERIS PLC	677
4	Stryker Corp.	859
2	Teleflex, Inc.	481

		26,719

	Health Care Providers & Services — 1.4%
29	Acadia Healthcare Co., Inc.(a)	2,404
7	Amedisys, Inc.(a)	839
29	Centene Corp.(a)	2,696
4	Chemed Corp.	1,924
10	Cigna Corp.	2,754

See accompanying notes to financial statements.

85  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2065 Fund – (continued)

Shares	Description	Value (†)
	Health Care Providers & Services — continued
13	CVS Health Corp.	$1,244
8	Elevance Health, Inc.	3,817
19	Encompass Health Corp.	962
9	Enhabit, Inc.(a)	158
41	HCA Healthcare, Inc.	8,709
5	Humana, Inc.	2,410
6	Quest Diagnostics, Inc.	819
57	Select Medical Holdings Corp.	1,688
29	Tenet Healthcare Corp.(a)	1,918
8	UnitedHealth Group, Inc.	4,339

		36,681

	Health Care Technology — 0.7%
101	Allscripts Healthcare Solutions, Inc.(a)	1,598
217	Doximity, Inc., Class A(a)	9,183
34	Veeva Systems, Inc., Class A(a)	7,602

		18,383

	Hotels, Restaurants & Leisure — 1.6%
7	Booking Holdings, Inc.(a)	13,550
12	Expedia Group, Inc.(a)	1,273
27	Hilton Worldwide Holdings, Inc.	3,458
23	Jack in the Box, Inc.	1,590
7	McDonald’s Corp.	1,843
99	Starbucks Corp.	8,393
52	Travel & Leisure Co.	2,242
114	Yum China Holdings, Inc.	5,553
36	Yum! Brands, Inc.	4,411

		42,313

	Household Durables — 0.5%
11	DR Horton, Inc.	858
61	KB Home	1,991
25	Meritage Homes Corp.(a)	2,208
108	PulteGroup, Inc.	4,711
83	Taylor Morrison Home Corp.(a)	2,382

		12,150

	Household Products — 0.5%
65	Colgate-Palmolive Co.	5,118
21	Kimberly-Clark Corp.	2,768
32	Procter & Gamble Co. (The)	4,445

		12,331

	Independent Power & Renewable Electricity Producers — 0.3%
32	AES Corp. (The)	711
38	NextEra Energy Partners LP	3,144
141	Sunnova Energy International, Inc.(a)	3,669

		7,524

	Industrial Conglomerates — 0.3%
9	3M Co.	1,289
57	General Electric Co.	4,213
9	Honeywell International, Inc.	1,732

		7,234

	Insurance — 1.7%
19	Aflac, Inc.	1,089
9	Allstate Corp. (The)	1,053
112	American International Group, Inc.	5,798
10	Chubb Ltd.	1,886
37	First American Financial Corp.	2,146
20	Hanover Insurance Group, Inc. (The)	2,729
16	Marsh & McLennan Cos., Inc.	2,623
80	Prudential Financial, Inc.	7,999
56	Reinsurance Group of America, Inc.	6,484
	Insurance — continued
38	Selective Insurance Group, Inc.	2,959
10	Travelers Cos., Inc. (The)	1,587
34	Willis Towers Watson PLC	7,036

		43,389

	Interactive Media & Services — 2.7%
220	Alphabet, Inc., Class A(a)	25,591
80	Alphabet, Inc., Class C(a)	9,331
151	Meta Platforms, Inc., Class A(a)	24,024
350	Pinterest, Inc., Class A(a)	6,818
76	Twitter, Inc.(a)	3,162

		68,926

	Internet & Direct Marketing Retail — 2.3%
55	Alibaba Group Holding Ltd., Sponsored ADR(a)	4,915
291	Amazon.com, Inc.(a)	39,270
214	eBay, Inc.	10,407
44	Etsy, Inc.(a)	4,564

		59,156

	IT Services — 3.1%
4	Accenture PLC, Class A	1,225
6	Automatic Data Processing, Inc.	1,447
61	Block, Inc.(a)	4,640
15	Cognizant Technology Solutions Corp., Class A	1,019
14	Concentrix Corp.	1,873
89	Fiserv, Inc.(a)	9,405
25	Gartner, Inc.(a)	6,637
52	Global Payments, Inc.	6,361
12	International Business Machines Corp.	1,569
26	Mastercard, Inc., Class A	9,198
6	Paychex, Inc.	770
77	PayPal Holdings, Inc.(a)	6,663
15	Perficient, Inc.(a)	1,583
111	Shopify, Inc., Class A(a)	3,866
4	VeriSign, Inc.(a)	757
100	Visa, Inc., Class A	21,211
10	WEX, Inc.(a)	1,662

		79,886

	Leisure Products — 0.1%
99	Mattel, Inc.(a)	2,297

	Life Sciences Tools & Services — 0.7%
12	Agilent Technologies, Inc.	1,609
10	Danaher Corp.	2,915
31	Illumina, Inc.(a)	6,717
2	IQVIA Holdings, Inc.(a)	480
5	PerkinElmer, Inc.	766
11	Repligen Corp.(a)	2,347
4	Thermo Fisher Scientific, Inc.	2,394
2	Waters Corp.(a)	728

		17,956

	Machinery — 1.4%
20	AGCO Corp.	2,178
7	Caterpillar, Inc.	1,388
6	Chart Industries, Inc.(a)	1,171
12	Cummins, Inc.	2,656
17	Deere & Co.	5,834
9	Illinois Tool Works, Inc.	1,870
34	ITT, Inc.	2,551
27	Oshkosh Corp.	2,325
47	PACCAR, Inc.	4,301
27	Parker-Hannifin Corp.	7,805
36	Terex Corp.	1,206
29	Toro Co. (The)	2,494

		35,779

See accompanying notes to financial statements.

|  86

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2065 Fund – (continued)

Shares	Description	Value (†)
	Media — 1.2%
2	Cable One, Inc.	$2,753
26	Charter Communications, Inc., Class A(a)	11,235
270	Comcast Corp., Class A	10,130
42	Interpublic Group of Cos., Inc. (The)	1,254
39	New York Times Co. (The), Class A	1,246
49	News Corp., Class A	840
32	News Corp., Class B	553
21	Omnicom Group, Inc.	1,467
18	Paramount Global, Class B	426

		29,904

	Metals & Mining — 0.4%
24	Alcoa Corp.	1,221
69	Cleveland-Cliffs, Inc.(a)	1,222
45	Commercial Metals Co.	1,783
9	Newmont Corp.	408
5	Nucor Corp.	679
14	Reliance Steel & Aluminum Co.	2,663
34	Steel Dynamics, Inc.	2,648

		10,624

	Multi-Utilities — 0.2%
24	Consolidated Edison, Inc.	2,382
10	DTE Energy Co.	1,303
6	WEC Energy Group, Inc.	623

		4,308

	Multiline Retail — 0.2%
31	Kohl’s Corp.	903
78	Macy’s, Inc.	1,377
14	Target Corp.	2,287

		4,567

	Oil, Gas & Consumable Fuels — 2.2%
169	Antero Midstream Corp.	1,700
267	APA Corp.	9,924
23	Chevron Corp.	3,767
111	CNX Resources Corp.(a)	1,917
95	ConocoPhillips	9,256
28	Diamondback Energy, Inc.	3,585
109	EOG Resources, Inc.	12,123
48	EQT Corp.	2,113
48	Exxon Mobil Corp.	4,653
30	HF Sinclair Corp.	1,435
49	Kinder Morgan, Inc.	882
45	Marathon Oil Corp.	1,116
7	Occidental Petroleum Corp.	460
58	Range Resources Corp.(a)	1,918
237	Southwestern Energy Co.(a)	1,673
8	Valero Energy Corp.	886

		57,408

	Paper & Forest Products — 0.1%
21	Louisiana-Pacific Corp.	1,336

	Pharmaceuticals — 1.9%
86	Bristol-Myers Squibb Co.	6,345
9	Eli Lilly & Co.	2,967
14	Jazz Pharmaceuticals PLC(a)	2,185
27	Johnson & Johnson	4,712
56	Merck & Co., Inc.	5,003
117	Novartis AG, Sponsored ADR	10,042
44	Novo Nordisk A/S, Sponsored ADR	5,107
29	Perrigo Co. PLC	1,214
66	Pfizer, Inc.	3,334
176	Roche Holding AG, Sponsored ADR	7,299
6	Zoetis, Inc.	1,095

		49,303

	Professional Services — 0.5%
29	Equifax, Inc.	6,058
27	Exponent, Inc.	2,713
27	Korn Ferry	1,769
16	ManpowerGroup, Inc.	1,255
9	Verisk Analytics, Inc.	1,712

		13,507

	Real Estate Management & Development — 0.4%
92	CBRE Group, Inc., Class A(a)	7,877
14	Jones Lang LaSalle, Inc.(a)	2,669

		10,546

	REITs – Apartments — 0.4%
50	American Campus Communities, Inc.	3,266
22	AvalonBay Communities, Inc.	4,707
16	Equity Residential	1,254
6	Essex Property Trust, Inc.	1,719

		10,946

	REITs – Diversified — 0.5%
142	American Assets Trust, Inc.	4,293
12	American Tower Corp.	3,250
12	Crown Castle International Corp.	2,168
5	Digital Realty Trust, Inc.	662
1	Equinix, Inc.	704
30	VICI Properties, Inc.	1,026
42	Weyerhaeuser Co.	1,525

		13,628

	REITs – Health Care — 0.2%
13	Ventas, Inc.	699
58	Welltower, Inc.	5,008

		5,707

	REITs – Hotels — 0.0%
41	Host Hotels & Resorts, Inc.	730

	REITs – Mortgage — 0.1%
57	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,057

	REITs – Office Property — 0.7%
31	Alexandria Real Estate Equities, Inc.	5,139
259	Brandywine Realty Trust	2,422
122	Corporate Office Properties Trust	3,434
85	Douglas Emmett, Inc.	2,009
113	Easterly Government Properties, Inc.	2,291
37	Kilroy Realty Corp.	2,005

		17,300

	REITs – Shopping Centers — 0.2%
202	Brixmor Property Group, Inc.	4,682

	REITs – Warehouse/Industrials — 0.1%
21	ProLogis, Inc.	2,784

	Road & Rail — 0.9%
6	Avis Budget Group, Inc.(a)	1,092
64	Canadian Pacific Railway Ltd.	5,048
61	CSX Corp.	1,972
26	Norfolk Southern Corp.	6,530
21	Ryder System, Inc.	1,645
26	Union Pacific Corp.	5,910

		22,197

	Semiconductors & Semiconductor Equipment — 2.8%
29	Advanced Micro Devices, Inc.(a)	2,740
8	Analog Devices, Inc.	1,376
9	Broadcom, Inc.	4,819
22	Cirrus Logic, Inc.(a)	1,880
31	Enphase Energy, Inc.(a)	8,809

See accompanying notes to financial statements.

87  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2065 Fund – (continued)

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
17	First Solar, Inc.(a)	$1,686
45	Intel Corp.	1,634
47	Lattice Semiconductor Corp.(a)	2,890
16	Micron Technology, Inc.	990
159	NVIDIA Corp.	28,879
65	QUALCOMM, Inc.	9,429
14	Silicon Laboratories, Inc.(a)	2,065
9	Synaptics, Inc.(a)	1,304
9	Texas Instruments, Inc.	1,610
11	Universal Display Corp.	1,270
22	Wolfspeed, Inc.(a)	1,833

		73,214

	Software — 4.7%
16	Adobe, Inc.(a)	6,562
3	ANSYS, Inc.(a)	837
6	Aspen Technology, Inc.(a)	1,225
74	Autodesk, Inc.(a)	16,008
18	Blackbaud, Inc.(a)	1,104
5	Citrix Systems, Inc.	507
24	CommVault Systems, Inc.(a)	1,346
5	Fair Isaac Corp.(a)	2,310
23	Fortinet, Inc.(a)	1,372
77	Microsoft Corp.	21,617
29	NortonLifeLock, Inc.	711
325	Oracle Corp.	25,298
11	Paylocity Holding Corp.(a)	2,265
14	Qualys, Inc.(a)	1,713
123	Salesforce, Inc.(a)	22,634
8	ServiceNow, Inc.(a)	3,573
19	SPS Commerce, Inc.(a)	2,275
70	Workday, Inc., Class A(a)	10,857

		122,214

	Specialty Retail — 0.9%
7	Asbury Automotive Group, Inc.(a)	1,202
1	AutoZone, Inc.(a)	2,137
5	Best Buy Co., Inc.	385
22	Boot Barn Holdings, Inc.(a)	1,371
13	Five Below, Inc.(a)	1,652
28	GameStop Corp., Class A(a)	952
20	Home Depot, Inc. (The)	6,019
7	Lithia Motors, Inc.	1,857
14	Lowe’s Cos., Inc.	2,681
20	TJX Cos., Inc. (The)	1,223
2	Tractor Supply Co.	383
1	Ulta Beauty, Inc.(a)	389
14	Williams-Sonoma, Inc.	2,022

		22,273

	Technology Hardware, Storage & Peripherals — 0.1%
50	Hewlett Packard Enterprise Co.	712
30	HP, Inc.	1,002

		1,714

	Textiles, Apparel & Luxury Goods — 0.5%
13	Crocs, Inc.(a)	931
8	Deckers Outdoor Corp.(a)	2,506
51	NIKE, Inc., Class B	5,861
429	Under Armour, Inc., Class A(a)	3,973
11	VF Corp.	491

		13,762

	Thrifts & Mortgage Finance — 0.3%
308	MGIC Investment Corp.	4,355
50	Mr. Cooper Group, Inc.(a)	2,253

		6,608

	Trading Companies & Distributors — 0.1%
15	GATX Corp.	1,504

	Water Utilities — 0.2%
20	American States Water Co.	1,744
11	American Water Works Co., Inc.	1,710
46	Essential Utilities, Inc.	2,389

		5,843

	Wireless Telecommunication Services — 0.0%
7	T-Mobile US, Inc.(a)	1,001

	Total Common Stocks (Identified Cost $1,717,042)	1,549,089

Principal Amount
Bonds and Notes — 3.8%
	Automotive — 0.1%
$1,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	983

	Banking — 0.7%
1,000	American Express Co., 3.700%, 8/03/2023	1,004
1,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	966
1,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	1,008
1,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	999
1,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	912
1,000	Citigroup, Inc., 4.600%, 3/09/2026	1,018
1,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	999
1,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	986
1,000	KeyCorp, MTN, 2.550%, 10/01/2029	889
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	955
1,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	1,002
1,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	903
1,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	962
1,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	980
1,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	990
1,000	State Street Corp., 2.400%, 1/24/2030	901
1,000	Truist Bank, 3.200%, 4/01/2024	1,000
1,000	Westpac Banking Corp., 2.350%, 2/19/2025	975

		17,449

	Brokerage — 0.1%
1,000	BlackRock, Inc., 2.400%, 4/30/2030	909
1,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	775

		1,684

	Building Materials — 0.0%
1,000	Owens Corning, 3.950%, 8/15/2029	953

	Diversified Manufacturing — 0.1%
1,000	3M Co., 3.050%, 4/15/2030	948
1,000	Emerson Electric Co., 2.000%, 12/21/2028	913

		1,861

	Electric — 0.2%
1,000	Duke Energy Corp., 3.750%, 4/15/2024	1,004
1,000	Entergy Corp., 0.900%, 9/15/2025	911
1,000	Exelon Corp., 4.050%, 4/15/2030	991
1,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	880

See accompanying notes to financial statements.

|  88

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2065 Fund – (continued)

Principal Amount	Description	Value (†)
	Electric — continued
$1,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	$992

		4,778

	Environmental — 0.0%
1,000	Republic Services, Inc., 1.450%, 2/15/2031	826

	Finance Companies — 0.1%
1,000	Ares Capital Corp., 3.250%, 7/15/2025	943
1,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	874

		1,817

	Food & Beverage — 0.2%
1,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	932
1,000	General Mills, Inc., 4.000%, 4/17/2025	1,013
1,000	Mondelez International, Inc., 2.750%, 4/13/2030	912
1,000	PepsiCo, Inc., 2.750%, 3/19/2030	953

		3,810

	Government Owned – No Guarantee — 0.0%
1,000	Equinor ASA, 3.625%, 4/06/2040	918

	Health Insurance — 0.1%
1,000	Elevance Health, Inc., 4.101%, 3/01/2028	1,014
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,175

		2,189

	Healthcare — 0.1%
1,000	Cigna Corp., 3.750%, 7/15/2023	1,002
1,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	968
1,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	991

		2,961

	Integrated Energy — 0.1%
1,000	Exxon Mobil Corp., 2.992%, 3/19/2025	996
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,204

		2,200

	Mortgage Related — 0.8%
5,801	FHLMC, 2.500%, 2/01/2052	5,414
4,907	FHLMC, 3.000%, 4/01/2052	4,728
1,971	FHLMC, 3.500%, 5/01/2052	1,952
1,964	FNMA, 3.000%, 4/01/2052	1,892
5,899	FNMA, 3.500%, with various maturities in 2052(b)	5,841

		19,827

	Natural Gas — 0.0%
1,000	NiSource, Inc., 0.950%, 8/15/2025	915

	Pharmaceuticals — 0.1%
1,000	AbbVie, Inc., 3.600%, 5/14/2025	1,000

	Property & Casualty Insurance — 0.0%
1,000	American International Group, Inc., 3.400%, 6/30/2030	943

	Railroads — 0.0%
1,000	CSX Corp., 2.600%, 11/01/2026	972

	REITs – Apartments — 0.0%
1,000	Essex Portfolio LP, 3.000%, 1/15/2030	903

	REITs – Health Care — 0.0%
1,000	Welltower, Inc., 2.800%, 6/01/2031	867

	REITs – Office Property — 0.1%
1,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	995
1,000	Boston Properties LP, 2.750%, 10/01/2026	949
1,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	848

		2,792

	REITs – Warehouse/Industrials — 0.0%
1,000	Prologis LP, 1.250%, 10/15/2030	823

	Restaurants — 0.0%
1,000	Starbucks Corp., 2.250%, 3/12/2030	879

	Retailers — 0.0%
1,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	879

	Technology — 0.3%
1,000	Apple, Inc., 2.500%, 2/09/2025	991
1,000	Broadcom, Inc., 4.110%, 9/15/2028	979
1,000	Intel Corp., 2.450%, 11/15/2029	922
1,000	International Business Machines Corp., 4.000%, 6/20/2042	912
1,000	NVIDIA Corp., 2.850%, 4/01/2030	954
1,000	Oracle Corp., 2.950%, 5/15/2025	975
1,000	QUALCOMM, Inc., 1.650%, 5/20/2032	847

		6,580

	Treasuries — 0.6%
1,000	U.S. Treasury Bond, 2.250%, 5/15/2041	856
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	867
3,000	U.S. Treasury Bond, 2.875%, 11/15/2046	2,790
3,000	U.S. Treasury Bond, 3.000%, 5/15/2045	2,842
2,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,924
2,000	U.S. Treasury Bond, 3.000%, 2/15/2049	1,950
4,000	U.S. Treasury Note, 0.375%, 11/30/2025	3,692
1,000	U.S. Treasury Note, 2.125%, 12/31/2022	997

		15,918

	Utility Other — 0.0%
1,000	Essential Utilities, Inc., 4.276%, 5/01/2049	904

	Wireless — 0.1%
1,000	Vodafone Group PLC, 6.150%, 2/27/2037	1,113

	Total Bonds and Notes (Identified Cost $107,279)	97,744

Shares
Exchange-Traded Funds — 8.8%
3,439	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $265,423)	227,696

Mutual Funds — 14.5%
10,239	WCM Focused Emerging Markets Fund, Institutional Class	135,773
11,517	WCM Focused International Growth Fund, Institutional Class	239,794

	Total Mutual Funds (Identified Cost $480,345)	375,567

Affiliated Mutual Funds — 10.4%
4,285	Mirova Global Green Bond Fund, Class N	38,483
20,640	Mirova International Sustainable Equity Fund, Class N	230,962

	Total Affiliated Mutual Funds (Identified Cost $340,304)	269,445

See accompanying notes to financial statements.

89  |

Portfolio of Investments – as of July 31, 2022 (Unaudited)

Natixis Sustainable Future 2065 Fund – (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 3.3%
$85,032	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 7/29/2022 at 0.650% to be repurchased at $85,037 on 8/01/2022 collateralized by $86,600 U.S. Treasury Note, 3.000% due 7/15/2025 valued at $87,040 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $85,032)	$85,032

	Total Investments — 100.8% (Identified Cost $2,995,425)	2,604,573
	Other assets less liabilities — (0.8)%	(21,021)

	Net Assets — 100.0%	$2,583,552

(†)	See Note 2 of Notes to Financial Statements.
(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of Rule 144A holdings amounted to $955 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Asset Allocation Summary at July 31, 2022 (Unaudited)

Equity	92.2%
Fixed Income	5.3
Short-Term Investments	3.3

Total Investments	100.8
Other assets less liabilities	(0.8)

Net Assets	100.0%

See accompanying notes to financial statements.

|  90

Statements of Assets and Liabilities

July 31, 2022 (Unaudited)

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
ASSETS
Unaffiliated investments at cost	$2,648,894	$2,621,851	$5,428,995	$11,269,799
Affiliated investments at cost	1,972,523	1,406,641	2,302,261	3,706,562
Net unrealized depreciation on unaffiliated investments	(121,659)	(222,022)	(502,640)	(658,460)
Net unrealized depreciation on affiliated investments	(178,552)	(103,158)	(216,937)	(388,210)

Investments at value	4,321,206	3,703,312	7,011,679	13,929,691
Cash	1,160	—	—	2,362
Receivable for Fund shares sold	1,306	4,740	11,349	17,481
Receivable from investment adviser (Note 5)	11,554	14,722	13,118	11,045
Receivable for securities sold	—	500	70,402	6,083
Dividends and interest receivable	6,618	5,539	9,728	17,978
Dividends receivable from affiliates	612	443	718	946
Tax reclaims receivable	—	—	12	23
Prepaid expenses (Note 7)	1	1	—	2

TOTAL ASSETS	4,342,457	3,729,257	7,117,006	13,985,611

LIABILITIES
Payable for securities purchased	3,515	1,241	6,743	7,331
Payable for Fund shares redeemed	—	—	—	—
Payable to custodian bank (Note 8)	—	457	51,442	—
Deferred Trustees’ fees (Note 5)	17,911	17,895	17,914	17,943
Administrative fees payable (Note 5)	161	137	262	514
Audit and tax services fees payable	19,731	19,731	19,731	19,731
Other accounts payable and accrued expenses	16,982	19,118	19,789	20,273

TOTAL LIABILITIES	58,300	58,579	115,881	65,792

NET ASSETS	$4,284,157	$3,670,678	$7,001,125	$13,919,819

NET ASSETS CONSIST OF:
Paid-in capital	$4,549,229	$4,048,078	$7,757,591	$14,763,210
Accumulated loss	(265,072)	(377,400)	(756,466)	(843,391)

NET ASSETS	$4,284,157	$3,670,678	$7,001,125	$13,919,819

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class N shares:
Net assets	$4,284,157	$3,670,678	$7,001,125	$13,919,819

Shares of beneficial interest	478,043	434,023	694,065	1,269,575

Net asset value, offering and redemption price per share	$8.96	$8.46	$10.09	$10.96

See accompanying notes to financial statements.

91  |

Statements of Assets and Liabilities (continued)

July 31, 2022 (Unaudited)

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund	Natixis Sustainable Future 2065 Fund

$12,347,342	$10,649,345	$11,206,508	$10,169,144	$8,513,898	$5,595,975	$2,655,121
3,366,358	2,309,084	2,150,098	1,407,568	1,120,345	747,473	340,304
(673,322)	(795,606)	(821,153)	(749,416)	(616,881)	(294,315)	(319,993)
(383,559)	(307,598)	(307,775)	(252,569)	(200,781)	(127,857)	(70,859)

14,656,819	11,855,225	12,227,678	10,574,727	8,816,581	5,921,276	2,604,573
—	1,196	3,224	—	1,812	—	—
29,843	14,143	17,359	14,784	19,364	14,359	—
11,307	10,930	12,103	12,210	12,205	12,703	5,845
—	—	—	8,756	—	79,323	558
14,671	9,686	7,283	7,150	5,086	3,573	1,509
751	369	233	—	—	—	—
23	23	23	22	18	12	—
1	2	2	2	1	1	—

14,713,415	11,891,574	12,267,905	10,617,651	8,855,067	6,031,247	2,612,485

7,032	6,351	10,024	11,330	6,071	4,461	2,039
—	16,941	2,384	6,133	6,659	11,884	—
324	—	—	—	—	61,705	—
17,939	17,905	17,882	17,869	17,842	17,818	1,461
531	432	446	384	318	219	96
19,731	19,731	19,731	19,731	19,731	19,731	19,731
19,222	20,169	20,159	19,739	19,664	18,439	5,606

64,779	81,529	70,626	75,186	70,285	134,257	28,933

$14,648,636	$11,810,045	$12,197,279	$10,542,465	$8,784,782	$5,896,990	$2,583,552

$15,555,357	$12,794,602	$13,187,060	$11,440,220	$9,552,818	$6,286,932	$3,002,344
(906,721)	(984,557)	(989,781)	(897,755)	(768,036)	(389,942)	(418,792)

$14,648,636	$11,810,045	$12,197,279	$10,542,465	$8,784,782	$5,896,990	$2,583,552

$14,648,636	$11,810,045	$12,197,279	$10,542,465	$8,784,782	$5,896,990	$2,583,552

1,358,558	1,113,223	1,108,398	979,890	832,104	568,951	300,295

$10.78	$10.61	$11.00	$10.76	$10.56	$10.36	$8.60

See accompanying notes to financial statements.

|  92

Statements of Operations

For the Six Months Ended July 31, 2022 (Unaudited)

	Natixis Sustainable Future 2015 Fund	Natixis Sustainable Future 2020 Fund	Natixis Sustainable Future 2025 Fund	Natixis Sustainable Future 2030 Fund
INVESTMENT INCOME
Dividends from unaffiliated investments	$11,947	$13,082	$28,655	$60,471
Dividends from affiliated investments	30,687	19,768	23,385	33,811
Interest	10,229	8,810	15,031	24,518
Less net foreign taxes withheld	(88)	(102)	(224)	(423)

	52,775	41,558	66,847	118,377

Expenses
Management fees (Note 5)	2,748	2,829	6,143	12,051
Administrative fees (Note 5)	980	876	1,722	3,100
Trustees’ fees and expenses (Note 5)	6,663	6,652	6,706	6,807
Trustees’ fees deferred compensation (Note 5)	(2,597)	(2,596)	(2,586)	(2,568)
Transfer agent fees and expenses	1,244	1,416	1,579	1,712
Audit and tax services fees	18,157	18,157	18,157	18,157
Custodian fees and expenses (Note 6)	16,134	27,339	25,701	25,004
Interest expense (Notes 7 and 11)	—	44	298	87
Legal fees (Note 7)	61	56	121	177
Registration fees	5,518	5,518	5,518	5,518
Regulatory filing fees (Note 6)	6,500	6,500	6,500	6,500
Shareholder reporting expenses	6,347	6,232	7,833	9,434
Miscellaneous expenses	7,306	7,305	7,270	7,430

Total expenses	69,061	80,328	84,962	93,409
Less waiver and/or expense reimbursement (Notes 5 and 6)	(63,238)	(74,896)	(73,553)	(73,412)

Net expenses	5,823	5,432	11,409	19,997

Net investment income	46,952	36,126	55,438	98,380

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Unaffiliated investments	33,152	36,723	102,007	201,114
Affiliated investments	(1,567)	(63,708)	(110,808)	(28,240)
Distributions of capital gains received from affiliated investments	6,875	6,121	9,988	13,936
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(296,344)	(311,221)	(755,137)	(1,350,159)
Affiliated investments	(141,423)	(53,156)	(88,859)	(287,671)

Net realized and unrealized loss on investments	(399,307)	(385,241)	(842,809)	(1,451,020)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(352,355)	$(349,115)	$(787,371)	$(1,352,640)

See accompanying notes to financial statements.

93  |

Statements of Operations (continued)

For the Six Months Ended July 31, 2022 (Unaudited)

Natixis Sustainable Future 2035 Fund	Natixis Sustainable Future 2040 Fund	Natixis Sustainable Future 2045 Fund	Natixis Sustainable Future 2050 Fund	Natixis Sustainable Future 2055 Fund	Natixis Sustainable Future 2060 Fund	Natixis Sustainable Future 2065 Fund

$65,029	$61,771	$66,133	$61,290	$50,370	$35,436	$16,511
27,139	16,896	11,989	3,366	209	146	67
15,808	9,517	5,759	5,640	3,739	2,595	1,184
(429)	(420)	(428)	(411)	(324)	(229)	(109)

107,547	87,764	83,453	69,885	53,994	37,948	17,653

12,258	11,319	11,686	10,816	8,706	6,045	2,847
2,909	2,508	2,519	2,254	1,811	1,259	583
6,792	6,769	6,770	6,754	6,722	6,685	6,774
(2,570)	(2,569)	(2,563)	(2,564)	(2,566)	(2,569)	1,461
1,736	1,799	1,796	1,953	1,741	1,965	941
18,157	18,157	18,157	18,157	18,157	18,157	18,157
18,015	24,531	22,792	22,373	23,176	21,853	14,519
—	—	—	—	—	—	—
165	139	139	123	95	69	46
5,518	5,518	5,518	5,518	5,518	5,518	3,101
6,500	6,500	6,500	6,500	6,500	6,500	6,500
8,594	8,838	8,227	8,652	7,343	7,094	4,349
7,421	7,390	7,392	7,375	7,348	7,315	7,638

85,495	90,899	88,933	87,911	84,551	79,891	66,916
(65,805)	(73,326)	(72,048)	(72,295)	(72,279)	(71,457)	(62,690)

19,690	17,573	16,885	15,616	12,272	8,434	4,226

87,857	70,191	66,568	54,269	41,722	29,514	13,427

128,339	119,201	131,896	122,323	64,775	57,887	(40,951)
(4,485)	(8,912)	(6,637)	(12,647)	(3,640)	(6,403)	(58)
8,946	5,923	3,126	2,222	1,746	1,224	562

(1,171,535)	(1,158,825)	(1,185,572)	(1,141,999)	(875,933)	(625,224)	(232,514)
(246,502)	(201,093)	(184,973)	(148,291)	(123,131)	(83,710)	(40,455)

(1,285,237)	(1,243,706)	(1,242,160)	(1,178,392)	(936,183)	(656,226)	(313,416)

$(1,197,380)	$(1,173,515)	$(1,175,592)	$(1,124,123)	$(894,461)	$(626,712)	$(299,989)

See accompanying notes to financial statements.

|  94

Statements of Changes in Net Assets

	Natixis Sustainable Future 2015 Fund		Natixis Sustainable Future 2020 Fund
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022
FROM OPERATIONS:
Net investment income	$46,952	$69,095	$36,126	$49,487
Net realized gain (loss) on investments, including distributions of capital gains received from investments	38,460	425,407	(20,864)	301,767
Net change in unrealized appreciation (depreciation) on investments	(437,767)	(284,690)	(364,377)	(197,785)

Net increase (decrease) in net assets resulting from operations	(352,355)	209,812	(349,115)	153,469

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(69,524)	(481,636)	(110,986)	(262,760)

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	(47,597)	821,449	(219,767)	1,547,475

Net increase (decrease) in net assets	(469,476)	549,625	(679,868)	1,438,184
NET ASSETS
Beginning of the period	4,753,633	4,204,008	4,350,546	2,912,362

End of the period	$4,284,157	$4,753,633	$3,670,678	$4,350,546

See accompanying notes to financial statements.

95  |

Statements of Changes in Net Assets (continued)

Natixis Sustainable Future 2025 Fund		Natixis Sustainable Future 2030 Fund		Natixis Sustainable Future 2035 Fund		Natixis Sustainable Future 2040 Fund
Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022

$55,438	$104,337	$98,380	$134,180	$87,857	$116,653	$70,191	$85,624
1,187	792,295	186,810	656,842	132,800	896,043	116,212	675,056
(843,996)	(463,892)	(1,637,830)	(232,682)	(1,418,037)	(393,349)	(1,359,918)	(375,854)

(787,371)	432,740	(1,352,640)	558,340	(1,197,380)	619,347	(1,173,515)	384,826

(135,600)	(875,110)	(290,351)	(686,989)	(351,527)	(910,135)	(253,618)	(674,630)

(2,790,420)	3,965,097	258,947	7,767,673	3,008,188	6,158,110	1,616,961	6,479,279

(3,713,391)	3,522,727	(1,384,044)	7,639,024	1,459,281	5,867,322	189,828	6,189,475

10,714,516	7,191,789	15,303,863	7,664,839	13,189,355	7,322,033	11,620,217	5,430,742

$7,001,125	$10,714,516	$13,919,819	$15,303,863	$14,648,636	$13,189,355	$11,810,045	$11,620,217

See accompanying notes to financial statements.

|  96

Statements of Changes in Net Assets (continued)

	Natixis Sustainable Future 2045 Fund		Natixis Sustainable Future 2050 Fund
	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022
FROM OPERATIONS:
Net investment income	$66,568	$87,085	$54,269	$72,230
Net realized gain (loss) on investments, including distributions of capital gains received from investments	128,385	889,510	111,898	674,624
Net change in unrealized appreciation (depreciation) on investments	(1,370,545)	(424,694)	(1,290,290)	(286,775)

Net increase (decrease) in net assets resulting from operations	(1,175,592)	551,901	(1,124,123)	460,079

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class N	(267,921)	(795,436)	(246,720)	(583,052)

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 12)	2,044,949	5,556,506	1,593,452	5,425,651

Net increase (decrease) in net assets	601,436	5,312,971	222,609	5,302,678
NET ASSETS
Beginning of the period	11,595,843	6,282,872	10,319,856	5,017,178

End of the period	$12,197,279	$11,595,843	$10,542,465	$10,319,856

(a)	From commencement of operations on December 15, 2021 through January 31, 2022.

See accompanying notes to financial statements.

97  |

Statements of Changes in Net Assets (continued)

Natixis Sustainable Future 2055 Fund		Natixis Sustainable Future 2060 Fund		Natixis Sustainable Future 2065 Fund
Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022	Six Months Ended July 31, 2022 (Unaudited)	Year Ended January 31, 2022	Six Months Ended July 31, 2022 (Unaudited)	Period Ended January 31, 2022(a)

$41,722	$53,529	$29,514	$41,188	$13,427	$4,044
62,881	510,332	52,708	493,325	(40,447)	3,894
(999,064)	(254,318)	(708,934)	(133,559)	(272,969)	(117,883)

(894,461)	309,543	(626,712)	400,954	(299,989)	(109,945)

(181,934)	(439,605)	(133,727)	(478,513)	(1,350)	(7,620)

1,720,710	4,434,259	1,110,366	1,967,271	2,456	3,000,000

644,315	4,304,197	349,927	1,889,712	(298,883)	2,882,435

8,140,467	3,836,270	5,547,063	3,657,351	2,882,435	—

$8,784,782	$8,140,467	$5,896,990	$5,547,063	$2,583,552	$2,882,435

See accompanying notes to financial statements.

|  98

Financial Highlights

For a share outstanding throughout each period.

	Sustainable Future 2015 Fund—Class N
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$9.83		$10.37		$10.70		$10.11		$11.13		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.10		0.16		0.12		0.17		0.23		0.15
Net realized and unrealized gain (loss)	(0.82)		0.40		1.25		1.02		(0.41)		1.19

Total from Investment Operations	(0.72)		0.56		1.37		1.19		(0.18)		1.34

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.19)		(0.25)		(0.18)		(0.23)		(0.16)
Net realized capital gains	(0.13)		(0.91)		(1.45)		(0.42)		(0.61)		(0.05)

Total Distributions	(0.15)		(1.10)		(1.70)		(0.60)		(0.84)		(0.21)

Net asset value, end of the period	$8.96		$9.83		$10.37		$10.70		$10.11		$11.13

Total return(b)	(7.36	)%(c)	5.15%		12.97%		11.81%		(1.28)%		13.42	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$4,284		$4,754		$4,204		$6,191		$4,600		$4,536
Net expenses(d)	0.27	%(e)(f)(g)	0.28	%(h)	0.31	%(i)	0.31	%(j)(k)	0.35	%(l)	0.38	%(e)(m)
Gross expenses	3.17	%(e)(f)	3.08	%(h)	3.08	%(i)	3.70	%(j)	4.04	%(l)	3.57	%(e)(m)
Net investment income	2.16	%(e)	1.47%		1.09%		1.62%		2.10%		1.49	%(e)
Portfolio turnover rate	17%		50%		61%		73%		41%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.53% and 3.43%, respectively.

(g)	Effective June 1, 2022, the expense limit decreased from 0.55% to 0.50%.
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.35%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.32%, respectively.

(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.97%, respectively.

(k)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(l)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.34%, respectively.

(m)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.84%, respectively.

See accompanying notes to financial statements.

99  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2020 Fund—Class N
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$9.41		$9.37		$10.66		$9.97		$11.34		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.13		0.11		0.17		0.22		0.14
Net realized and unrealized gain (loss)	(0.80)		0.49		1.38		1.06		(0.46)		1.39

Total from Investment Operations	(0.72)		0.62		1.49		1.23		(0.24)		1.53

LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)		(0.14)		(0.29)		(0.18)		(0.23)		(0.15)
Net realized capital gains	(0.21)		(0.44)		(2.49)		(0.36)		(0.90)		(0.04)

Total Distributions	(0.23)		(0.58)		(2.78)		(0.54)		(1.13)		(0.19)

Net asset value, end of the period	$8.46		$9.41		$9.37		$10.66		$9.97		$11.34

Total return(b)	(7.80	)%(c)	6.35%		14.26%		12.31%		(1.66)%		15.38	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$3,671		$4,351		$2,912		$6,006		$4,540		$4,617
Net expenses(d)	0.28	%(e)(f)(g)(h)	0.29	%(i)	0.32	%(j)	0.32	%(k)(l)	0.38	%(m)	0.41	%(e)(n)
Gross expenses	4.10	%(e)(f)(g)	3.66	%(i)	3.88	%(j)	3.69	%(k)	4.10	%(m)	3.58	%(e)(n)
Net investment income	1.84	%(e)	1.30%		1.08%		1.60%		1.98%		1.40	%(e)
Portfolio turnover rate	66%		46%		95%		74%		65%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.54% and 4.36%, respectively.

(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.27% and the ratio of gross expenses would have been 4.10%.
(h)	Effective June 1, 2022, the expense limit decreased from 0.55% to 0.50%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 3.92%, respectively.

(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 4.11%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.95%, respectively.

(l)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.55%.
(m)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.37%, respectively.

(n)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 3.82%, respectively.

See accompanying notes to financial statements.

|  100

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2025 Fund—Class N
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.21		$11.42		$10.89		$10.22		$11.54		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.14		0.12		0.17		0.21		0.13
Net realized and unrealized gain (loss)	(1.02)		0.68		1.41		1.12		(0.54)		1.59

Total from Investment Operations	(0.95)		0.82		1.53		1.29		(0.33)		1.72

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.16)		(0.16)		(0.17)		(0.20)		(0.14)
Net realized capital gains	(0.16)		(0.87)		(0.84)		(0.45)		(0.79)		(0.04)

Total Distributions	(0.17)		(1.03)		(1.00)		(0.62)		(0.99)		(0.18)

Net asset value, end of the period	$10.09		$11.21		$11.42		$10.89		$10.22		$11.54

Total return(b)	(8.56	)%(c)	6.84%		14.35%		12.73%		(2.46)%		17.31	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$7,001		$10,715		$7,192		$6,015		$3,757		$3,518
Net expenses(d)	0.30	%(e)(f)(g)(h)	0.30	%(i)	0.33	%(j)	0.34	%(k)(l)	0.42	%(m)	0.45	%(e)(n)
Gross expenses	2.20	%(e)(f)(g)	1.76	%(i)	3.00	%(j)	4.18	%(k)	4.88	%(m)	4.41	%(e)(n)
Net investment income	1.44	%(e)	1.15%		1.08%		1.59%		1.88%		1.30	%(e)
Portfolio turnover rate	43%		49%		84%		67%		59%		16%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 2.45%, respectively.

(g)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.29% and the ratio of gross expenses would have been 2.19%.
(h)	Effective June 1, 2022, the expense limit decreased from 0.56% to 0.51%
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 2.02%, respectively.

(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 3.23%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 4.43%, respectively.

(l)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.56%.
(m)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.11%, respectively.

(n)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 4.61%, respectively.

See accompanying notes to financial statements.

101  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2030 Fund—Class N
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.27		$11.97		$11.15		$10.39		$11.79		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.15		0.12		0.17		0.19		0.12
Net realized and unrealized gain (loss)	(1.16)		0.86		1.60		1.19		(0.60)		1.86

Total from Investment Operations	(1.08)		1.01		1.72		1.36		(0.41)		1.98

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.15)		(0.18)		(0.14)		(0.18)		(0.14)
Net realized capital gains	(0.22)		(0.56)		(0.72)		(0.46)		(0.81)		(0.05)

Total Distributions	(0.23)		(0.71)		(0.90)		(0.60)		(0.99)		(0.19)

Net asset value, end of the period	$10.96		$12.27		$11.97		$11.15		$10.39		$11.79

Total return(b)	(8.86	)%(c)	8.30%		15.88%		13.12%		(2.91)%		19.79	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$13,920		$15,304		$7,665		$6,250		$3,194		$3,033
Net expenses(d)	0.29	%(e)(f)(g)	0.31	%(h)	0.34	%(i)	0.37	%(j)(k)	0.48	%(l)	0.50	%(e)(m)
Gross expenses	1.35	%(e)(f)	1.43	%(h)	2.88	%(i)	4.37	%(j)	5.34	%(l)	5.04	%(e)(m)
Net investment income	1.42	%(e)	1.14%		1.06%		1.55%		1.68%		1.22	%(e)
Portfolio turnover rate	32%		24%		69%		80%		65%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.55% and 1.61%, respectively.

(g)	Effective June 1, 2022, the expense limit decreased from 0.57% to 0.52%
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 1.69%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 3.11%, respectively.

(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.60%, respectively.

(k)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.57%.
(l)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.51%, respectively.

(m)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.19%, respectively.

See accompanying notes to financial statements.

|  102

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2035 Fund—Class N
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.21		$12.02		$11.24		$10.46		$12.01		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.14		0.11		0.16		0.17		0.11
Net realized and unrealized gain (loss)	(1.19)		1.07		1.70		1.33		(0.67)		2.08

Total from Investment Operations	(1.12)		1.21		1.81		1.49		(0.50)		2.19

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.14)		(0.17)		(0.17)		(0.17)		(0.13)
Net realized capital gains	(0.30)		(0.88)		(0.86)		(0.54)		(0.88)		(0.05)

Total Distributions	(0.31)		(1.02)		(1.03)		(0.71)		(1.05)		(0.18)

Net asset value, end of the period	$10.78		$12.21		$12.02		$11.24		$10.46		$12.01

Total return(b)	(9.33	)%(c)	9.85%		16.62%		14.29%		(3.68)%		21.95	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$14,649		$13,189		$7,322		$5,566		$4,099		$3,112
Net expenses(d)	0.30	%(e)(f)(g)	0.33	%(h)	0.36	%(i)	0.39	%(j)(k)	0.52	%(l)	0.55	%(e)(m)
Gross expenses	1.32	%(e)(f)	1.62	%(h)	3.05	%(i)	3.95	%(j)	5.12	%(l)	5.03	%(e)(m)
Net investment income	1.35	%(e)	1.08%		0.97%		1.47%		1.52%		1.13	%(e)
Portfolio turnover rate	17%		34%		89%		63%		74%		14%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.56% and 1.58%, respectively.

(g)	Effective June 1, 2022, the expense limit decreased from 0.58% to 0.53%
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 1.87%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.27%, respectively.

(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.16%, respectively.

(k)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.58%.
(l)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.25%, respectively.

(m)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.13%, respectively.

See accompanying notes to financial statements.

103  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2040 Fund—Class N
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.03		$11.69		$11.18		$10.43		$12.20		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.13		0.10		0.16		0.16		0.11
Net realized and unrealized gain (loss)	(1.24)		1.12		1.85		1.29		(0.75)		2.26

Total from Investment Operations	(1.17)		1.25		1.95		1.45		(0.59)		2.37

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)		(0.12)		(0.19)		(0.15)		(0.16)		(0.12)
Net realized capital gains	(0.24)		(0.79)		(1.25)		(0.55)		(1.02)		(0.05)

Total Distributions	(0.25)		(0.91)		(1.44)		(0.70)		(1.18)		(0.17)

Net asset value, end of the period	$10.61		$12.03		$11.69		$11.18		$10.43		$12.20

Total return(b)	(9.86	)%(c)	10.49%		18.04%		13.94%		(4.19)%		23.80	%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$11,810		$11,620		$5,431		$5,662		$3,330		$3,096
Net expenses(d)	0.31	%(e)(f)(g)	0.33	%(h)	0.36	%(i)	0.39	%(j)(k)	0.56	%(l)	0.59	%(e)(m)
Gross expenses	1.62	%(e)(f)	1.99	%(h)	3.38	%(i)	4.45	%(j)	5.40	%(l)	5.04	%(e)(m)
Net investment income	1.25	%(e)	1.01%		0.94%		1.50%		1.42%		1.04	%(e)
Portfolio turnover rate	21%		34%		64%		63%		90%		15%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Periods less than one year are not annualized.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Computed on an annualized basis for periods less than one year.
(f)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 1.88%, respectively.

(g)	Effective June 1, 2022, the expense limit decreased from 0.59% to 0.54%
(h)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 2.25%, respectively.

(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.61%, respectively.

(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 4.67%, respectively.

(k)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(l)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.49%, respectively.

(m)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 5.10%, respectively.

See accompanying notes to financial statements.

|  104

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2045 Fund—Class N
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.53		$12.12		$11.17		$10.38		$12.31		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.07		0.13		0.10		0.16		0.15		0.10
Net realized and unrealized gain (loss)	(1.33)		1.29		1.89		1.37		(0.81)		2.39

Total from Investment Operations	(1.26)		1.42		1.99		1.53		(0.66)		2.49

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.13)		(0.18)		(0.15)		(0.16)		(0.12)
Net realized capital gains	(0.27)		(0.88)		(0.86)		(0.59)		(1.11)		(0.06)

Total Distributions	(0.27)		(1.01)		(1.04)		(0.74)		(1.27)		(0.18)

Net asset value, end of the period	$11.00		$12.53		$12.12		$11.17		$10.38		$12.31

Total return(c)	(10.14	)%(d)	11.36%		18.30%		14.73%		(4.53)%		24.92	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$12,197		$11,596		$6,283		$4,951		$2,517		$2,568
Net expenses(e)	0.30	%(f)(g)(h)	0.33	%(i)	0.37	%(j)	0.40	%(k)(l)	0.58	%(m)	0.61	%(f)(n)
Gross expenses	1.58	%(f)(g)	1.93	%(i)	3.63	%(j)	5.12	%(k)	6.46	%(m)	5.97	%(f)(n)
Net investment income	1.18	%(f)	0.97%		0.93%		1.45%		1.32%		0.97	%(f)
Portfolio turnover rate	21%		42%		72%		58%		77%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.57% and 1.85%, respectively.

(h)	Effective June 1, 2022, the expense limit decreased from 0.59% to 0.54%
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 2.19%, respectively.

(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.59% and 3.85%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.61% and 5.33%, respectively.

(l)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.59%.
(m)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.53%, respectively.

(n)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

105  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2050 Fund—Class N
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.31		$11.75		$11.15		$10.41		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.12		0.10		0.16		0.15		0.10
Net realized and unrealized gain (loss)	(1.34)		1.25		1.92		1.35		(0.84)		2.45

Total from Investment Operations	(1.28)		1.37		2.02		1.51		(0.69)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.12)		(0.18)		(0.15)		(0.16)		(0.11)
Net realized capital gains	(0.27)		(0.69)		(1.24)		(0.62)		(1.12)		(0.06)

Total Distributions	(0.27)		(0.81)		(1.42)		(0.77)		(1.28)		(0.17)

Net asset value, end of the period	$10.76		$12.31		$11.75		$11.15		$10.41		$12.38

Total return(c)	(10.53	)%(d)	11.40%		18.94%		14.57%		(4.82)%		25.64	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$10,542		$10,320		$5,017		$4,557		$2,492		$2,514
Net expenses(e)	0.31	%(f)(g)(h)	0.34	%(i)	0.38	%(j)	0.41	%(k)(l)	0.59	%(m)	0.62	%(f)(n)
Gross expenses	1.75	%(f)(g)	2.12	%(i)	4.00	%(j)	5.24	%(k)	6.42	%(m)	6.00	%(f)(n)
Net investment income	1.08	%(f)	0.91%		0.90%		1.43%		1.29%		0.94	%(f)
Portfolio turnover rate	22%		38%		80%		75%		83%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 2.02%, respectively.

(h)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 2.38%, respectively.

(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.22%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.45%, respectively.

(l)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(m)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.48%, respectively.

(n)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.03%, respectively.

See accompanying notes to financial statements.

|  106

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2055 Fund—Class N
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$12.08		$11.53		$11.11		$10.43		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.12		0.10		0.16		0.15		0.10
Net realized and unrealized gain (loss)	(1.34)		1.22		1.86		1.40		(0.83)		2.45

Total from Investment Operations	(1.28)		1.34		1.96		1.56		(0.68)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.12)		(0.20)		(0.16)		(0.16)		(0.11)
Net realized capital gains	(0.24)		(0.67)		(1.34)		(0.72)		(1.11)		(0.06)

Total Distributions	(0.24)		(0.79)		(1.54)		(0.88)		(1.27)		(0.17)

Net asset value, end of the period	$10.56		$12.08		$11.53		$11.11		$10.43		$12.38

Total return(c)	(10.68	)%(d)	11.33%		18.07%		14.93%		(4.80)%		25.64	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$8,785		$8,140		$3,836		$4,178		$2,614		$2,534
Net expenses(e)	0.30	%(f)(g)(h)	0.33	%(i)	0.39	%(j)	0.42	%(k)(l)	0.59	%(m)	0.62	%(f)(n)
Gross expenses	2.09	%(f)(g)	2.68	%(i)	4.49	%(j)	5.63	%(k)	6.44	%(m)	5.98	%(f)(n)
Net investment income	1.03	%(f)	0.90%		0.88%		1.42%		1.27%		0.94	%(f)
Portfolio turnover rate	19%		38%		71%		64%		85%		18%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 2.37%, respectively.

(h)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 2.95%, respectively.

(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 4.70%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 5.83%, respectively.

(l)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(m)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.50%, respectively.

(n)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.01%, respectively.

See accompanying notes to financial statements.

107  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2060 Fund—Class N
	Six Months Ended July 31, 2022 (Unaudited)		Year Ended January 31, 2022		Year Ended January 31, 2021		Year Ended January 31, 2020		Year Ended January 31, 2019		Period Ended January 31, 2018*
Net asset value, beginning of the period	$11.85		$11.64		$11.03		$10.40		$12.38		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.06		0.11		0.10		0.16		0.15		0.10
Net realized and unrealized gain (loss)	(1.29)		1.31		1.95		1.38		(0.82)		2.45

Total from Investment Operations	(1.23)		1.42		2.05		1.54		(0.67)		2.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.14)		(0.19)		(0.17)		(0.16)		(0.11)
Net realized capital gains	(0.26)		(1.07)		(1.25)		(0.74)		(1.15)		(0.06)

Total Distributions	(0.26)		(1.21)		(1.44)		(0.91)		(1.31)		(0.17)

Net asset value, end of the period	$10.36		$11.85		$11.64		$11.03		$10.40		$12.38

Total return(c)	(10.53	)%(d)	11.72%		19.09%		14.78%		(4.56)%		25.59	%(d)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$5,897		$5,547		$3,657		$3,198		$2,488		$2,575
Net expenses(e)	0.30	%(f)(g)(h)	0.34	%(i)	0.38	%(j)	0.42	%(k)(l)	0.59	%(m)	0.62	%(f)(n)
Gross expenses	2.84	%(f)(g)	3.27	%(i)	5.25	%(j)	6.03	%(k)	6.45	%(m)	5.97	%(f)(n)
Net investment income	1.05	%(f)	0.87%		0.95%		1.45%		1.29%		0.94	%(f)
Portfolio turnover rate	23%		43%		79%		64%		80%		17%

*	From commencement of operations on February 28, 2017 through January 31, 2018.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 3.12%, respectively.

(h)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 3.53%, respectively.

(j)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 5.47%, respectively.

(k)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.62% and 6.23%, respectively.

(l)	Effective June 1, 2019, the expense limit decreased from 0.65% to 0.60%.
(m)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.51%, respectively.

(n)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.65% and 6.00%, respectively.

See accompanying notes to financial statements.

|  108

Financial Highlights (continued)

For a share outstanding throughout each period.

	Sustainable Future 2065 Fund—Class N
	Six Months Ended July 31, 2022 (Unaudited)		Period Ended January 31, 2022*
Net asset value, beginning of the period	$9.61		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.04		0.01
Net realized and unrealized gain (loss)	(1.05)		(0.38)

Total from Investment Operations	(1.01)		(0.37)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.00	)(b)	(0.01)
Net realized capital gains	—		(0.01)

Total Distributions	(0.00)		(0.02)

Net asset value, end of the period	$8.60		$9.61

Total return(c)(d)	(10.47)%		(3.66)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,584		$2,882
Net expenses(e)(f)	0.32	%(g)(h)	0.34	%(i)
Gross expenses(f)	5.13	%(g)	8.08	%(i)
Net investment income(f)	1.03%		1.06%
Portfolio turnover rate	22%		5%

*	From commencement of operations on December 15, 2021 through January 31, 2022.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Periods less than one year are not annualized.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Computed on an annualized basis for periods less than one year.
(g)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.58% and 5.39%, respectively.

(h)	Effective June 1, 2022, the expense limit decreased from 0.60% to 0.55%.
(i)

Does not include expenses of the underlying funds in which the Fund invests. Had underlying fund expenses been included, the net and gross expense ratios to average net assets would have been 0.60% and 8.34%, respectively.

See accompanying notes to financial statements.

109  |

Notes to Financial Statements

July 31, 2022 (Unaudited)

1.  Organization.  Natixis Funds Trust IV (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:

Natixis Funds Trust IV:

Natixis Sustainable Future 2015 Fund® (the “Sustainable Future 2015 Fund”)

Natixis Sustainable Future 2020 Fund® (the “Sustainable Future 2020 Fund”)

Natixis Sustainable Future 2025 Fund® (the “Sustainable Future 2025 Fund”)

Natixis Sustainable Future 2030 Fund® (the “Sustainable Future 2030 Fund”)

Natixis Sustainable Future 2035 Fund® (the “Sustainable Future 2035 Fund”)

Natixis Sustainable Future 2040 Fund® (the “Sustainable Future 2040 Fund”)

Natixis Sustainable Future 2045 Fund® (the “Sustainable Future 2045 Fund”)

Natixis Sustainable Future 2050 Fund® (the “Sustainable Future 2050 Fund”)

Natixis Sustainable Future 2055 Fund® (the “Sustainable Future 2055 Fund”)

Natixis Sustainable Future 2060 Fund® (the “Sustainable Future 2060 Fund”)

Natixis Sustainable Future 2065 Fund® (the “Sustainable Future 2065 Fund”)

Each Fund is a diversified investment company.

Each Fund offers Class N shares. Class N shares do not pay a front-end sales charge, a contingent deferred sales charge or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Certain categories of investors are exempted from the minimum investment amounts for Class N as outlined in the Funds’ prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”) and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”).

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds’ financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds’ financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Mutual funds are valued at net asset value.

|  110

Notes to Financial Statements (continued)

July 31, 2022 (Unaudited)

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Funds may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Funds may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by a Fund.

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on the trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.

c.  Foreign Currency Translation.  The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.

The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Federal and Foreign Income Taxes.  The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of July 31, 2022 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years, where applicable, remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment

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income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.

e.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as paydown gains and losses, premium amortization, non-deductible expenses, passive foreign investment company adjustments, capital gain distribution received and distributions received from underlying funds. Permanent book and tax basis differences relating to shareholder distributions, net investment income and net realized gains will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, passive foreign investment company adjustments and premium amortization. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year ended January 31, 2022 was as follows:

	2022 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total
Sustainable Future 2015 Fund	$224,416	$257,220	$481,636
Sustainable Future 2020 Fund	134,799	127,961	262,760
Sustainable Future 2025 Fund	327,782	547,328	875,110
Sustainable Future 2030 Fund	346,564	340,425	686,989
Sustainable Future 2035 Fund	408,218	501,917	910,135
Sustainable Future 2040 Fund	316,520	358,110	674,630
Sustainable Future 2045 Fund	360,772	434,664	795,436
Sustainable Future 2050 Fund	312,916	270,136	583,052
Sustainable Future 2055 Fund	227,799	211,806	439,605
Sustainable Future 2060 Fund	224,471	254,042	478,513
Sustainable Future 2065 Fund	3,343	4,277	7,620

Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.

As of July 31, 2022, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:

	Sustainable Future 2015 Fund	Sustainable Future 2020 Fund	Sustainable Future 2025 Fund	Sustainable Future 2030 Fund	Sustainable Future 2035 Fund
Federal tax cost	$4,631,319	$4,032,676	$7,740,227	$14,994,290	$15,727,490

Gross tax appreciation	$114,653	$42,694	$112,615	$419,005	$476,821
Gross tax depreciation	(424,766)	(372,058)	(841,163)	(1,483,604)	(1,547,492)

Net tax depreciation	$(310,113)	$(329,364)	$(728,548)	$(1,064,599)	$(1,070,671)

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	Sustainable Future 2040 Fund	Sustainable Future 2045 Fund	Sustainable Future 2050 Fund	Sustainable Future 2055 Fund	Sustainable Future 2060 Fund	Sustainable Future 2065 Fund
Federal tax cost	$12,964,126	$13,360,356	$11,580,418	$9,636,843	$6,345,401	$2,995,873

Gross tax appreciation	$344,914	$377,172	$362,523	$291,367	$258,619	$57,445
Gross tax depreciation	(1,453,815)	(1,509,850)	(1,368,214)	(1,111,629)	(682,744)	(448,745)

Net tax depreciation	$(1,108,901)	$(1,132,678)	$(1,005,691)	$(820,262)	$(424,125)	$(391,300)

Amounts in the table above exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Adjustments may include, but are not limited to, wash sales.

f.  Repurchase Agreements.  Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of July 31, 2022, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.

g.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

h.  New Accounting Pronouncement.  In January 2021, the Financial Accounting Standards Board issued Accounting Standard Update 2021-01, Reference Rate Reform (Topic 848) (“ASU 2021-01”). ASU 2021-01 is an update of ASU 2020-04, which was issued in response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of the London Interbank Offered Rate (“LIBOR”), expected to occur no later than June 30, 2023. Regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides temporary guidance to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2020-04 amendments offer optional expedients for contract modifications that would allow an entity to account for such modifications by prospectively adjusting the effective interest rate, instead of evaluating each contract, in accordance with existing accounting standards, as to whether reference rate modifications constitute the establishment of new contracts or the continuation of existing contracts. ASU 2021-01 clarifies that certain provisions in Topic 848, if elected by an entity, apply to derivative instruments that use an interest rate for margining, discounting, or contract price alignment that is modified as a result of reference rate reform. The amendments are currently effective and an entity may elect to apply its provisions as of any date from the beginning of an interim period that includes or is subsequent to March 12, 2020. Management expects to apply the optional expedients when appropriate.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2022, at value:

Sustainable Future 2015 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,156,777	$—	$—	$1,156,777
Bonds and Notes(a)	—	885,400	—	885,400
Exchange-Traded Funds	147,648	—	—	147,648
Mutual Funds	209,883	—	—	209,883
Affiliated Mutual Funds	1,793,971	—	—	1,793,971
Short-Term Investments	—	127,527	—	127,527

Total	$3,308,279	$1,012,927	$—	$4,321,206

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2020 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,211,911	$—	$—	$1,211,911
Bonds and Notes(a)	—	692,168	—	692,168
Exchange-Traded Funds	158,904	—	—	158,904
Mutual Funds	218,258	—	—	218,258
Affiliated Mutual Funds	1,303,483	—	—	1,303,483
Short-Term Investments	—	118,588	—	118,588

Total	$2,892,556	$810,756	$—	$3,703,312

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2025 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,553,338	$—	$—	$2,553,338
Bonds and Notes(a)	—	1,292,631	—	1,292,631
Exchange-Traded Funds	358,395	—	—	358,395
Mutual Funds	543,679	—	—	543,679
Affiliated Mutual Funds	2,085,324	—	—	2,085,324
Short-Term Investments	—	178,312	—	178,312

Total	$5,540,736	$1,470,943	$—	$7,011,679

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2030 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,896,002	$—	$—	$5,896,002
Bonds and Notes(a)	—	2,167,310	—	2,167,310
Exchange-Traded Funds	802,068	—	—	802,068
Mutual Funds	1,299,268	—	—	1,299,268
Affiliated Mutual Funds	3,318,352	—	—	3,318,352
Short-Term Investments	—	446,691	—	446,691

Total	$11,315,690	$2,614,001	$—	$13,929,691

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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July 31, 2022 (Unaudited)

Sustainable Future 2035 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$7,126,786	$—	$—	$7,126,786
Bonds and Notes(a)	—	1,649,373	—	1,649,373
Exchange-Traded Funds	965,143	—	—	965,143
Mutual Funds	1,487,085	—	—	1,487,085
Affiliated Mutual Funds	2,982,799	—	—	2,982,799
Short-Term Investments	—	445,633	—	445,633

Total	$12,561,813	$2,095,006	$—	$14,656,819

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2040 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,384,365	$—	$—	$6,384,365
Bonds and Notes(a)	—	889,829	—	889,829
Exchange-Traded Funds	837,292	—	—	837,292
Mutual Funds	1,320,422	—	—	1,320,422
Affiliated Mutual Funds	2,001,486	—	—	2,001,486
Short-Term Investments	—	421,831	—	421,831

Total	$10,543,565	$1,311,660	$—	$11,855,225

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2045 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,903,260	$—	$—	$6,903,260
Bonds and Notes(a)	—	504,921	—	504,921
Exchange-Traded Funds	971,566	—	—	971,566
Mutual Funds	1,581,607	—	—	1,581,607
Affiliated Mutual Funds	1,842,323	—	—	1,842,323
Short-Term Investments	—	424,001	—	424,001

Total	$11,298,756	$928,922	$—	$12,227,678

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2050 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$6,198,230	$—	$—	$6,198,230
Bonds and Notes(a)	—	538,219	—	538,219
Exchange-Traded Funds	901,515	—	—	901,515
Mutual Funds	1,428,483	—	—	1,428,483
Affiliated Mutual Funds	1,154,999	—	—	1,154,999
Short-Term Investments	—	353,281	—	353,281

Total	$9,683,227	$891,500	$—	$10,574,727

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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Sustainable Future 2055 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,206,382	$—	$—	$5,206,382
Bonds and Notes(a)	—	332,195	—	332,195
Exchange-Traded Funds	788,230	—	—	788,230
Mutual Funds	1,267,519	—	—	1,267,519
Affiliated Mutual Funds	919,564	—	—	919,564
Short-Term Investments	—	302,691	—	302,691

Total	$8,181,695	$634,886	$—	$8,816,581

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2060 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$3,518,838	$—	$—	$3,518,838
Bonds and Notes(a)	—	229,290	—	229,290
Exchange-Traded Funds	535,242	—	—	535,242
Mutual Funds	855,659	—	—	855,659
Affiliated Mutual Funds	619,616	—	—	619,616
Short-Term Investments	—	162,631	—	162,631

Total	$5,529,355	$391,921	$—	$5,921,276

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Sustainable Future 2065 Fund

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,549,089	$—	$—	$1,549,089
Bonds and Notes(a)	—	97,744	—	97,744
Exchange-Traded Funds	227,696	—	—	227,696
Mutual Funds	375,567	—	—	375,567
Affiliated Mutual Funds	269,445	—	—	269,445
Short-Term Investments	—	85,032	—	85,032

Total	$2,421,797	$182,776	$—	$2,604,573

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

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4.  Purchases and Sales of Securities.  For the six months ended July 31, 2022, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:

	U.S. Government/Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Sustainable Future 2015 Fund	$58,221	$82,221	$671,764	$707,475
Sustainable Future 2020 Fund	175,499	193,973	2,401,832	2,662,056
Sustainable Future 2025 Fund	176,663	334,278	3,126,349	5,717,941
Sustainable Future 2030 Fund	344,678	345,808	4,240,207	4,070,207
Sustainable Future 2035 Fund	202,026	57,501	4,597,095	4,597,095
Sustainable Future 2040 Fund	109,605	60,159	3,611,131	2,257,033
Sustainable Future 2045 Fund	60,236	61,481	4,057,727	2,248,638
Sustainable Future 2050 Fund	67,951	40,270	3,422,267	2,125,551
Sustainable Future 2055 Fund	35,276	31,310	3,030,776	1,459,787
Sustainable Future 2060 Fund	37,021	30,510	2,261,348	1,239,293
Sustainable Future 2065 Fund	15,768	23,534	578,092	537,669

5.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Natixis Advisors, LLC (“Natixis Advisors”) serves as investment adviser to each Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Natixis Advisors, through its Natixis Investment Managers Solutions division, makes investment decisions with respect to the AIA U.S. Large Cap Value ESG Segment, AIA U.S. Small/Mid Cap ESG Segment and AIA International Developed Markets Equity ESG Segment. Additionally, Natixis Advisors performs certain asset allocation, glide path monitoring and compliance responsibilities for each Fund, and oversees, evaluates and monitors the subadvisory services provided to each Fund. Under the terms of the management agreements, each Fund pays a management fee calculated daily and payable monthly, based on each Fund’s average daily net assets.

Natixis Advisors has entered into a subadvisory agreement with Harris Associates L.P. (“Harris”) with respect to the Harris Associates Large Cap Value Segment of each Fund. Harris is a limited partnership whose sole general partner, Harris Associates Inc., is a subsidiary of Natixis Investment Managers, LLC.

Natixis Advisors has entered into a subadvisory agreement with Loomis, Sayles & Company, L.P. (“Loomis Sayles”) with respect to the Loomis Sayles All Cap Growth Segment and Loomis Sayles Core Fixed Income Segment of each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC.

Natixis Advisors has entered into a subadvisory agreement with Mirova US LLC (“Mirova US”) with respect to the Mirova US Climate Ambition Equity Segment of each Fund. Mirova US has entered into a personnel sharing arrangement with its Paris-based affiliate, Mirova, which is part of Natixis Investment Managers.

The aggregate management fee to be paid by each Fund is equal to the sum of: (i) 0.165% of the average daily net assets of the AIA U.S. Large Cap Value ESG Segment, (ii) 0.20% of the average daily net assets of the AIA U.S. Small/Mid Cap ESG Segment, and (iii) 0.20% of the average daily net assets of the AIA International Developed Markets Equity ESG Segment, each payable to Natixis Advisors as adviser; (iv) 0.52% of the average daily net assets of the Harris Associates Large Cap Value Segment, payable by the Fund directly to Harris as sub-adviser; (v) 0.35% of the average daily net assets of the Loomis Sayles All Cap Growth Segment, and (vi) 0.15% of the average daily net assets of the Loomis Sayles Core Fixed Income Segment, each payable by the Fund directly to Loomis Sayles as sub-adviser; (vii) 0.25% of the average daily net assets of the Mirova US Climate Ambition Equity Segment, payable by the Fund directly to Mirova US as sub-adviser. The aggregate management fee payable by each Fund is subject to a maximum equal to the sum of: (i) 0.25% of the average daily net assets of each segment managed directly by Natixis Advisors and (ii) 0.70% of the average daily net assets of any segment managed by any sub-adviser.

Natixis Advisors will voluntarily waive its fee for the management of a segment for any period during which the segment is invested entirely in unaffiliated exchange-traded funds. During the six months ended July 31, 2022, management fees payable to Natixis Advisors with respect to the AIA International Developed Markets Equity ESG Segment were voluntarily waived.

Natixis Advisors has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses, including fees paid to the sub-advisers and expenses of the underlying funds in which each fund invests, to limit the Funds’ operating expenses, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and

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indemnification expenses. These undertakings are in effect until May 31, 2023, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.

For the period June 1, 2022 to July 31, 2022, the Funds’ expense limit as a percentage of average daily net assets under the expense limitation agreements, including expenses of the underlying funds in which each Fund invests, were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Sustainable Future 2015 Fund	0.50%
Sustainable Future 2020 Fund	0.50%
Sustainable Future 2025 Fund	0.51%
Sustainable Future 2030 Fund	0.52%
Sustainable Future 2035 Fund	0.53%
Sustainable Future 2040 Fund	0.54%
Sustainable Future 2045 Fund	0.54%
Sustainable Future 2050 Fund	0.55%
Sustainable Future 2055 Fund	0.55%
Sustainable Future 2060 Fund	0.55%
Sustainable Future 2065 Fund	0.55%

Prior to June 1, 2022, the Funds’ expense limit as a percentage of average daily net assets under the expense limitation agreements, including expenses of the underlying funds in which each Fund invests, were as follows:

Fund	Expense Limit as a Percentage of Average Daily Net Assets
Sustainable Future 2015 Fund	0.55%
Sustainable Future 2020 Fund	0.55%
Sustainable Future 2025 Fund	0.56%
Sustainable Future 2030 Fund	0.57%
Sustainable Future 2035 Fund	0.58%
Sustainable Future 2040 Fund	0.59%
Sustainable Future 2045 Fund	0.59%
Sustainable Future 2050 Fund	0.60%
Sustainable Future 2055 Fund	0.60%
Sustainable Future 2060 Fund	0.60%
Sustainable Future 2065 Fund	0.60%

Natixis Advisors shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) in later periods to the extent a Fund’s annual operating expenses fall below both (1) a Funds’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a Funds’ current applicable expense limitation ratio, provided, however, that a Fund is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

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For the six months ended July 31, 2022, the management fees and waivers/reimbursements of management fees for each Fund were as follows:

Fund	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Reimbursement of Sub-Adviser Fees[3]	Net Management Fees	Percentage of Average Daily Net Assets
						Gross	Net
Sustainable Future 2015 Fund	$2,748	$361	$159	$2,228	—	0.13%	—
Sustainable Future 2020 Fund	2,829	396	170	2,263	—	0.14%	—
Sustainable Future 2025 Fund	6,143	894	401	4,848	—	0.16%	—
Sustainable Future 2030 Fund	12,051	1,832	827	9,392	—	0.17%	—
Sustainable Future 2035 Fund	12,258	1,971	871	9,416	—	0.19%	—
Sustainable Future 2040 Fund	11,319	1,887	821	8,611	—	0.20%	—
Sustainable Future 2045 Fund	11,686	1,983	920	8,783	—	0.21%	—
Sustainable Future 2050 Fund	10,816	1,827	887	8,102	—	0.21%	—
Sustainable Future 2055 Fund	8,706	1,475	736	6,495	—	0.22%	—
Sustainable Future 2060 Fund	6,045	1,025	510	4,510	—	0.22%	—
Sustainable Future 2065 Fund	2,847	489	240	2,118	—	0.22%	—

[1]	Waiver of Natixis Advisors’ management fee with respect to the AIA U.S. Large Cap Value ESG and AIA U.S. Small/Mid Cap ESG Segments is subject to possible recovery until January 31, 2024.
[2]

Voluntary waiver of Natixis Advisors’ management fee with respect to the AIA International Developed Markets ESG Segment is not subject to recovery under the expense limitation agreements described above.

[3]	Contractual reimbursements of fees paid directly to sub-advisers are subject to possible recovery until January 31, 2024.

For the six months ended July 31, 2022, expenses have been reimbursed as follows (including fees paid to the sub-advisers included in the table above):

Fund	Sub-Adviser Fees[4]	Other Expenses[4]	Total Reimbursement[4]
Sustainable Future 2015 Fund	$2,228	$60,490	$62,718
Sustainable Future 2020 Fund	2,263	72,067	74,330
Sustainable Future 2025 Fund	4,848	67,410	72,258
Sustainable Future 2030 Fund	9,392	61,361	70,753
Sustainable Future 2035 Fund	9,416	53,547	62,963
Sustainable Future 2040 Fund	8,611	62,007	70,618
Sustainable Future 2045 Fund	8,783	60,362	69,145
Sustainable Future 2050 Fund	8,102	61,479	69,581
Sustainable Future 2055 Fund	6,495	63,573	70,068
Sustainable Future 2060 Fund	4,510	65,412	69,922
Sustainable Future 2065 Fund	2,118	38,824	40,942

[4]	Contractual expense reimbursements are subject to possible recovery until January 31, 2024.

No expenses were recovered during the six months ended July 31, 2022, under the terms of the expense limitation agreement.

b.  Service and Distribution Fees.  Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds.

c.  Administrative Fees.  Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.

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For the six months ended July 31, 2022, the administrative fees for each Fund were as follows:

Fund	Administrative Fees
Sustainable Future 2015 Fund	$980
Sustainable Future 2020 Fund	876
Sustainable Future 2025 Fund	1,722
Sustainable Future 2030 Fund	3,100
Sustainable Future 2035 Fund	2,909
Sustainable Future 2040 Fund	2,508
Sustainable Future 2045 Fund	2,519
Sustainable Future 2050 Fund	2,254
Sustainable Future 2055 Fund	1,811
Sustainable Future 2060 Fund	1,259
Sustainable Future 2065 Fund	583

d.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $369,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $210,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee, the chairperson of the Audit Committee and the chairperson of the Governance Committee each receive an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Funds until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.

For the six months ended July 31, 2022, net depreciation in the value of participants’ deferral accounts are reflected on the Statements of Operations as a reduction to expenses, as follows:

Fund	Amount
Sustainable Future 2015 Fund	$(2,597)
Sustainable Future 2020 Fund	(2,596)
Sustainable Future 2025 Fund	(2,586)
Sustainable Future 2030 Fund	(2,568)
Sustainable Future 2035 Fund	(2,570)
Sustainable Future 2040 Fund	(2,569)
Sustainable Future 2045 Fund	(2,563)
Sustainable Future 2050 Fund	(2,564)
Sustainable Future 2055 Fund	(2,566)
Sustainable Future 2060 Fund	(2,569)

Certain officers and employees of Natixis Advisors and its affiliates are also officers and/or Trustees of the Trust.

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Notes to Financial Statements (continued)

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e.  Affiliated Ownership.  As of July 31, 2022, the percentage of net assets owned by Natixis Investment Managers, LLC is as follows:

Fund	Percentage of Net Assets
Sustainable Future 2065 Fund	99.86%

Investment activities of affiliated shareholders could have material impacts on the Funds.

f.  Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the six months ended July 31, 2022, is as follows:

Sustainable Future 2015 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$674,333	$109,176	$50,353	$2,259	$(51,575)	$683,840	63,495	$26,978
Loomis Sayles Limited Term Government and Agency Fund, Class N	585,044	4,439	70,100	(2,652)	(12,866)	503,865	45,931	2,888
Mirova Global Green Bond Fund, Class N	515,172	19,649	20,339	(2,601)	(49,202)	462,679	51,523	7,696
Mirova International Sustainable Equity Fund, Class N	174,118	14,068	18,246	1,427	(27,780)	143,587	12,832	—

	$1,948,667	$147,332	$159,038	$(1,567)	$(141,423)	$1,793,971	173,781	$37,562

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2020 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$413,445	$261,918	$222,295	$(9,259)	$(24,066)	$419,743	38,973	$16,863
Loomis Sayles Limited Term Government and Agency Fund, Class N	443,666	210,745	277,832	(12,059)	(668)	363,852	33,168	2,174
Mirova Global Green Bond Fund, Class N	420,978	211,664	225,095	(33,571)	(11,903)	362,073	40,320	6,852
Mirova International Sustainable Equity Fund, Class N	190,170	113,490	120,507	(8,819)	(16,519)	157,815	14,103	—

	$1,468,259	$797,817	$845,729	$(63,708)	$(53,156)	$1,303,483	126,564	$25,889

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Notes to Financial Statements (continued)

July 31, 2022 (Unaudited)

Sustainable Future 2025 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$661,947	$320,630	$468,906	$(8,059)	$(28,563)	$477,049	44,294	$18,696
Loomis Sayles Limited Term Government and Agency Fund, Class N	897,367	350,490	637,491	(16,417)	(3,726)	590,223	53,803	3,496
Mirova Global Green Bond Fund, Class N	893,422	463,649	625,366	(54,202)	(21,275)	656,228	73,077	11,181
Mirova International Sustainable Equity Fund, Class N	552,500	284,167	407,418	(32,130)	(35,295)	361,824	32,335	—

	$3,005,236	$1,418,936	$2,139,181	$(110,808)	$(88,859)	$2,085,324	203,509	$33,373

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2030 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$774,757	$189,312	$236,958	$11,508	$(67,358)	$671,261	62,327	$27,897
Loomis Sayles Limited Term Government and Agency Fund, Class N	812,570	263,173	275,794	(7,796)	(13,703)	778,450	70,962	4,250
Mirova Global Green Bond Fund, Class N	1,028,726	404,239	276,430	(29,001)	(76,739)	1,050,795	117,015	15,600
Mirova International Sustainable Equity Fund, Class N	937,483	283,170	269,985	(2,951)	(129,871)	817,846	73,087	—

	$3,553,536	$1,139,894	$1,059,167	$(28,240)	$(287,671)	$3,318,352	323,391	$47,747

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Notes to Financial Statements (continued)

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Sustainable Future 2035 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$575,231	$102,459	$6,674	$233	$(41,944)	$629,305	58,431	$23,040
Loomis Sayles Limited Term Government and Agency Fund, Class N	534,108	106,307	8,867	(351)	(13,612)	617,585	56,298	3,030
Mirova Global Green Bond Fund, Class N	674,957	163,564	6,399	(844)	(66,430)	764,848	85,172	10,015
Mirova International Sustainable Equity Fund, Class N	871,914	258,670	31,484	(3,523)	(124,516)	971,061	86,779	—

	$2,656,210	$631,000	$53,424	$(4,485)	$(246,502)	$2,982,799	286,680	$36,085

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2040 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$336,367	$119,494	$32,187	$1,049	$(26,962)	$397,761	36,932	$14,656
Loomis Sayles Limited Term Government and Agency Fund, Class N	275,060	71,153	35,594	(1,259)	(5,979)	303,381	27,656	1,532
Mirova Global Green Bond Fund, Class N	443,994	97,320	35,587	(5,373)	(40,618)	459,736	51,196	6,631
Mirova International Sustainable Equity Fund, Class N	850,681	179,966	59,176	(3,329)	(127,534)	840,608	75,121	—

	$1,906,102	$467,933	$162,544	$(8,912)	$(201,093)	$2,001,486	190,905	$22,819

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Notes to Financial Statements (continued)

July 31, 2022 (Unaudited)

Sustainable Future 2045 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$243,258	$74,863	$18,191	$(450)	$(18,324)	$281,156	26,105	$10,587
Loomis Sayles Limited Term Government and Agency Fund, Class N	189,816	30,573	23,412	(861)	(4,287)	191,829	17,487	1,029
Mirova Global Green Bond Fund, Class N	221,776	209,554	13,779	(1,582)	(22,377)	393,592	43,830	3,499
Mirova International Sustainable Equity Fund, Class N	952,881	194,429	27,835	(3,744)	(139,985)	975,746	87,198	—

	$1,607,731	$509,419	$83,217	$(6,637)	$(184,973)	$1,842,323	174,620	$15,115

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2050 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2022	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$46,078	$53,993	$2,806	$(241)	$(3,859)	$93,165	8,650	$3,100
Mirova Global Green Bond Fund, Class N	160,152	27,366	15,385	(2,473)	(14,281)	155,379	17,303	2,488
Mirova International Sustainable Equity Fund, Class N	914,773	201,676	69,910	(9,933)	(130,151)	906,455	81,006	—

	$1,121,003	$283,035	$88,101	$(12,647)	$(148,291)	$1,154,999	106,959	$5,588

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2055 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2022	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$123,064	$28,152	$8,249	$(1,230)	$(11,861)	$129,876	14,463	$1,955
Mirova International Sustainable Equity Fund, Class N	721,934	202,364	20,930	(2,410)	(111,270)	789,688	70,571	—

	$844,998	$230,516	$29,179	$(3,640)	$(123,131)	$919,564	85,034	$1,955

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

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Notes to Financial Statements (continued)

July 31, 2022 (Unaudited)

Sustainable Future 2060 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2022	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$83,384	$32,209	$17,772	$(3,295)	$(6,009)	$88,517	9,857	$1,370
Mirova International Sustainable Equity Fund, Class N	509,418	141,534	39,044	(3,108)	(77,701)	531,099	47,462	—

	$592,802	$173,743	$56,816	$(6,403)	$(83,710)	$619,616	57,319	$1,370

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Sustainable Future 2065 Fund

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of July 31, 2022	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$44,342	$1,224	$2,786	$(138)	$(4,159)	$38,483	4,285	$629
Mirova International Sustainable Equity Fund, Class N	252,642	18,131	3,595	80	(36,296)	230,962	20,640	—

	$296,984	$19,355	$6,381	$(58)	$(40,455)	$269,445	24,925	$629

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Financial statements of Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Limited Term Government and Agency Fund, Mirova Global Green Bond Fund and Mirova International Sustainable Equity Fund are available, without charge, on the Funds’ website at im.natixis.com.

g.  Acquired Fund Fees and Expenses.  Each Fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are reflected in the valuation of the underlying funds.

6.  Custodian and Regulatory Filing Fees and Expenses.  State Street Bank, custodian and sub-administrator to the Funds, agreed to waive its fees and expenses for the first 12 months of operations for Sustainable Future 2065 Fund. For the six months ended July 31, 2022, total fees waived for the Fund were $21,019.

7.  Line of Credit.  Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a $500,000,000 committed unsecured line of credit provided by State Street Bank. Any one Fund may borrow up to $350,000,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $500,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid certain legal fees in connection with the line of credit agreement, which are being amortized over a period of 364 days and are reflected in legal fees on the Statements of Operations. The unamortized balance is reflected as prepaid expenses on the Statements of Assets and Liabilities.

For the six months ended July 31, 2022, Sustainable Future 2025 Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $2,000,000 at a weighted average interest rate of 1.18%. Interest expense incurred on the line of credit was $66.

For the six months ended July 31, 2022, Sustainable Future 2030 Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $1,000,000 at a weighted average interest rate of 1.18%. Interest expense incurred on the line of credit was $33.

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Notes to Financial Statements (continued)

July 31, 2022 (Unaudited)

8.  Payable to Custodian Bank.  The Funds’ custodian bank, State Street Bank, provides overdraft protection to the Funds in the event of a cash shortfall. Cash overdrafts may bear interest at a rate per annum periodically determined by State Street Bank. As of July 31, 2022, the Funds had payables to the custodian bank for overdrafts, as follows:

Fund	Payable to Custodian Bank
Sustainable Future 2020 Fund	$457
Sustainable Future 2025 Fund	51,442
Sustainable Future 2035 Fund	324
Sustainable Future 2060 Fund	61,705

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding. Investment activities by holders of such accounts could have material impacts on the Fund. As of July 31, 2022, based on management’s evaluation of the shareholder account base, the Funds had accounts representing controlling ownership of more than 5% of the Funds’ total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Fund	Number of 5% Account Holders	Percentage of Ownership
Sustainable Future 2015 Fund	5	91.88%
Sustainable Future 2020 Fund	5	77.80%
Sustainable Future 2025 Fund	3	41.02%
Sustainable Future 2030 Fund	3	35.12%
Sustainable Future 2035 Fund	6	49.81%
Sustainable Future 2040 Fund	4	25.92%
Sustainable Future 2045 Fund	4	35.87%
Sustainable Future 2050 Fund	3	19.79%
Sustainable Future 2055 Fund	3	19.55%
Sustainable Future 2060 Fund	3	26.52%

Omnibus shareholder accounts for which Natixis Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Fund does not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Risk.  Global markets have experienced periods of high volatility triggered by the Covid-19 pandemic. The impact of this pandemic and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. Such effects could impair the Funds’ ability to maintain operational standards, disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments and negatively impact the Funds’ performance.

Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region and around the world are impossible to predict, but could be significant and have a severe adverse effect on the region and around the world, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

11.  Interest Expense.  The Funds incur interest expense on cash overdrafts at the custodian or from use of the line of credit. Interest expense incurred for the six months ended July 31, 2022 is reflected on the Statements of Operations.

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Notes to Financial Statements (continued)

July 31, 2022 (Unaudited)

12.  Capital Shares.  Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

Sustainable Future 2015 Fund

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	10,702	$98,636	263,539	$2,795,068
Issued in connection with the reinvestment of distributions	7,460	69,524	47,104	481,636
Redeemed	(23,944)	(215,757)	(232,154)	(2,455,255)

Increase (decrease) from capital share transactions	(5,782)	$(47,597)	78,489	$821,449

Sustainable Future 2020 Fund

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	264,202	$2,304,319	304,183	$3,026,342
Issued in connection with the reinvestment of distributions	12,583	110,986	26,858	262,760
Redeemed	(305,275)	(2,635,072)	(179,357)	(1,741,627)

Increase (decrease) from capital share transactions	(28,490)	$(219,767)	151,684	$1,547,475

Sustainable Future 2025 Fund

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	170,709	$1,707,724	496,529	$6,079,972
Issued in connection with the reinvestment of distributions	12,756	135,600	74,700	875,110
Redeemed	(445,270)	(4,633,744)	(244,868)	(2,989,985)

Increase (decrease) from capital share transactions	(261,805)	$(2,790,420)	326,361	$3,965,097

Sustainable Future 2030 Fund

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	203,506	$2,258,735	628,329	$8,033,476
Issued in connection with the reinvestment of distributions	25,051	290,351	53,854	686,989
Redeemed	(206,296)	(2,290,139)	(75,042)	(952,792)

Increase from capital share transactions	22,261	$258,947	607,141	$7,767,673

Sustainable Future 2035 Fund

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	345,879	$3,688,979	510,490	$6,691,502
Issued in connection with the reinvestment of distributions	30,648	351,526	71,289	910,135
Redeemed	(98,020)	(1,032,317)	(110,889)	(1,443,527)

Increase from capital share transactions	278,507	$3,008,188	470,890	$6,158,110

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Notes to Financial Statements (continued)

July 31, 2022 (Unaudited)

12.  Capital Shares (continued).

Sustainable Future 2040 Fund

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	210,754	$2,287,957	539,408	$6,953,362
Issued in connection with the reinvestment of distributions	22,326	253,618	53,553	674,630
Redeemed	(86,019)	(924,614)	(91,187)	(1,148,713)

Increase from capital share transactions	147,061	$1,616,961	501,774	$6,479,279

Sustainable Future 2045 Fund

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	226,249	$2,545,941	509,519	$6,920,152
Issued in connection with the reinvestment of distributions	22,705	267,921	60,070	795,436
Redeemed	(65,782)	(768,913)	(162,587)	(2,159,082)

Increase from capital share transactions	183,172	$2,044,949	407,002	$5,556,506

Sustainable Future 2050 Fund

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	216,334	$2,378,810	507,103	$6,642,820
Issued in connection with the reinvestment of distributions	21,287	246,720	44,850	583,052
Redeemed	(96,296)	(1,032,078)	(140,214)	(1,800,221)

Increase from capital share transactions	141,325	$1,593,452	411,739	$5,425,651

Sustainable Future 2055 Fund

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	193,978	$2,084,583	415,793	$5,376,870
Issued in connection with the reinvestment of distributions	15,986	181,922	34,409	439,605
Redeemed	(51,560)	(545,795)	(109,350)	(1,382,216)

Increase from capital share transactions	158,404	$1,720,710	340,852	$4,434,259

Sustainable Future 2060 Fund

	Six Months Ended July 31, 2022		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	179,443	$1,912,793	307,412	$3,988,105
Issued in connection with the reinvestment of distributions	11,993	133,727	38,070	478,513
Redeemed	(90,512)	(936,154)	(191,717)	(2,499,347)

Increase from capital share transactions	100,924	$1,110,366	153,765	$1,967,271

|  128

Notes to Financial Statements (continued)

July 31, 2022 (Unaudited)

12.  Capital Shares (continued).

Sustainable Future 2065 Fund

	Six Months Ended July 31, 2022		Period Ended January 31, 2022(a)
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	397	$3,300	300,000	$3,000,000
Redeemed	(102)	(844)	—	—

Increase from capital share transactions	295	$2,456	300,000	$3,000,000

(a)	From commencement of operations on December 15, 2021 through January 31, 2022.

13.  Subsequent Events.  On September 8, 2022, the Board of Trustees of the Trust approved the replacement of the Mirova U.S. Climate Ambition Equity Segment with the AIA U.S. Large Cap Core ESG Segment as part of the Funds’ Principal Investment Strategies, effective October 17, 2022.

129  |

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust IV

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta

Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	September 23, 2022

By:	/s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and Accounting Officer
Date:	September 23, 2022